GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 96.2%

	U.S. Government — 96.2%

23,995,645	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	24,048,989

45,824,821	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (a)	46,997,749

48,983,747	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (a)	49,571,204

29,935,996	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (a)	30,648,444

53,887,087	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	60,447,986

14,069,302	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (a)	14,769,427

20,066,123	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (a)	21,289,378

42,844,434	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	51,624,533

	Total U.S. Government	299,397,710

	TOTAL DEBT OBLIGATIONS (COST $290,522,795)	299,397,710

	MUTUAL FUNDS — 3.4%

	United States — 3.4%

	Affiliated Issuers — 3.4%

2,156,209	GMO U.S. Treasury Fund	10,781,046

	TOTAL MUTUAL FUNDS (COST $10,781,078)	10,781,046

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

278,486	State Street Institutional Treasury Money Market Fund-Premier Class, 1.58% (b)	278,486

	TOTAL SHORT-TERM INVESTMENTS (COST $278,486)	278,486

	TOTAL INVESTMENTS — 99.7% (Cost $301,582,359)	310,457,242

	Other Assets and Liabilities (net) — 0.3%	847,304

	TOTAL NET ASSETS — 100.0%	$311,304,546

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2019.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 43.5%

	United States — 43.5%

	Asset-Backed Securities — 7.6%

294,565	Bear Stearns Commercial Mortgage Securities Trust, Series 05-PW10, Class AJ, Variable Rate, 5.59%, due 12/11/40	299,592

28,970,000	Commercial Mortgage Trust, Series 13-WWP, Class A2, 144A, 3.42%, due 03/10/31	30,229,934

2,210,000	Commercial Mortgage Trust, Series 13-WWP, Class B, 144A, 3.73%, due 03/10/31	2,324,862

2,900,000	Commercial Mortgage Trust, Series 13-WWP, Class C, 144A, 3.54%, due 03/10/31	3,032,790

5,360,000	Commercial Mortgage Trust, Series 13-WWP, Class D, 144A, 3.90%, due 03/10/31	5,662,308

375,000	Morgan Stanley Capital I Trust, Series 14-MP, Class A, 144A, 3.47%, due 08/11/33	382,926

100,000	Morgan Stanley Capital I Trust, Series 14-MP, Class C, 144A, Variable Rate, 3.69%, due 08/11/33	102,499

5,000,000	Morgan Stanley Capital I Trust, Series 14-MP, Class E, 144A, Variable Rate, 3.69%, due 08/11/33	5,124,221

		47,159,132

	U.S. Government — 21.0%

7,407,000	U.S. Treasury Bond, 3.75%, due 11/15/43	9,564,867

23,800,000	U.S. Treasury Bond, 3.38%, due 05/15/44 (a)	29,110,375

27,733,000	U.S. Treasury Note, 1.75%, due 11/30/21	27,789,333

22,406,000	U.S. Treasury Note, 2.50%, due 05/15/24	23,230,471

27,877,000	U.S. Treasury Note, 2.00%, due 08/15/25	28,348,513

12,000,000	U.S. Treasury Note, 2.25%, due 08/15/49	12,105,469

		130,149,028

	U.S. Government Agency — 14.9%

19,280,000	Federal National Mortgage Association, TBA, 2.50%, due 12/17/34	19,444,799

17,710,000	Federal National Mortgage Association, TBA, 3.00%, due 12/12/49	17,959,047

15,520,000	Federal National Mortgage Association, TBA, 3.50%, due 12/12/49	15,931,038

17,740,000	Federal National Mortgage Association, TBA, 4.00%, due 12/12/49	18,405,250

20,320,000	Government National Mortgage Association, TBA, 3.50%, due 12/19/49	20,996,678

		92,736,812

	TOTAL DEBT OBLIGATIONS (COST $263,514,889)	270,044,972

	Shares / Par Value†	Description	Value ($)

		MUTUAL FUNDS — 44.9%

		United States — 44.9%

		Affiliated Issuers — 29.2%

	1,293,541	GMO Emerging Country Debt Fund, Class IV	35,947,500

	5,179,318	GMO Opportunistic Income Fund, Class VI	139,271,856

	1,246,729	GMO U.S. Treasury Fund	6,233,645

			181,453,001

		Exchange-Traded Fund — 15.7%

	758,862	iShares iBoxx $ Investment Grade Corporate Bond ETF	97,111,570

		TOTAL MUTUAL FUNDS (COST $270,195,241)	278,564,571

		SHORT-TERM INVESTMENTS — 25.1%

		Foreign Government Obligations — 24.9%

CAD	13,300,000	Canadian Treasury Bill, Zero Coupon, due 01/09/20	9,994,274

JPY	4,062,500,000	Japan Treasury Discount Bill, Zero Coupon, due 12/09/19	37,128,247

JPY	5,600,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/16/19	51,181,331

JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/08/20	30,164,376

JPY	1,611,500,000	Japan Treasury Discount Bill, Zero Coupon, due 02/03/20	14,732,735

JPY	1,223,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/25/20	11,182,855

			154,383,818

		Money Market Funds — 0.2%

	1,168,077	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (b)	1,168,077

		TOTAL SHORT-TERM INVESTMENTS (COST $157,598,175)	155,551,895

		TOTAL INVESTMENTS — 113.5% (Cost $691,308,305)	704,161,438

		Other Assets and Liabilities (net) — (13.5%)	(83,872,518)

		TOTAL NET ASSETS — 100.0%	$620,288,920

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depre- ciation) ($)
02/06/2020	MSCI	AUD	38,476,000	USD	26,511,188	441,707
02/04/2020	CITI	BRL	2,138,650	USD	500,000	(3,678)
02/04/2020	JPM	BRL	5,562,648	USD	1,386,330	76,260
12/04/2019	CITI	CAD	3,330,272	USD	2,500,000	(7,168)
12/04/2019	MSCI	CAD	2,391,386	USD	1,800,000	(336)
01/09/2020	JPM	CAD	13,300,000	USD	10,007,677	(8,964)
02/04/2020	MSCI	CHF	18,962,988	USD	19,140,806	73,937
02/18/2020	JPM	CHF	25,929,271	USD	26,420,023	323,627
02/18/2020	MSCI	CHF	2,845,296	USD	2,900,000	36,365
01/09/2020	MSCI	CLP	2,808,727,800	USD	3,921,983	420,152
01/09/2020	JPM	COP	13,468,633,500	USD	3,901,125	79,853
12/13/2019	BCLY	CZK	6,609,974	USD	280,000	(5,094)
12/13/2019	BOA	CZK	56,565,015	USD	2,404,464	(35,239)
01/27/2020	MSCI	EUR	3,760,000	USD	4,184,643	25,205
12/13/2019	BOA	HUF	1,159,457,278	USD	3,852,018	30,980
01/09/2020	JPM	INR	57,100,800	USD	800,000	6,739
01/09/2020	MSCI	INR	127,932,900	USD	1,780,000	2,718
12/09/2019	CITI	JPY	148,815,825	USD	1,370,000	9,557
12/09/2019	GS	JPY	258,739,010	USD	2,390,000	24,662
12/09/2019	JPM	JPY	4,062,500,000	USD	38,193,312	1,054,791
12/09/2019	MSCI	JPY	131,390,911	USD	1,210,000	8,852
12/16/2019	BOA	JPY	5,600,000,000	USD	52,123,425	898,530
01/08/2020	GS	JPY	3,300,000,000	USD	30,760,655	512,496
02/03/2020	JPM	JPY	1,611,500,000	USD	14,945,764	152,811
02/25/2020	MSCI	JPY	1,223,000,000	USD	11,323,660	83,250
12/09/2019	BCLY	KRW	3,117,215,890	USD	2,613,923	(24,926)
12/09/2019	MSCI	KRW	456,843,270	USD	390,000	3,264
02/21/2020	MSCI	MXN	10,281,791	USD	520,000	483
12/04/2019	JPM	NOK	15,502,911	USD	1,690,000	8,694
02/07/2020	GS	NZD	6,411,000	USD	4,039,503	(80,573)
02/07/2020	MSCI	NZD	5,720,000	USD	3,617,709	(58,292)
12/06/2019	CITI	PHP	14,695,750	USD	290,000	882
12/06/2019	JPM	PHP	27,338,450	USD	524,227	(13,618)
12/13/2019	BOA	PLN	13,836,983	USD	3,510,920	(23,051)
12/13/2019	CITI	PLN	2,749,841	USD	700,000	(2,311)
01/30/2020	BOA	RON	15,789,640	USD	3,676,198	47,754
12/06/2019	JPM	SEK	27,087,669	USD	2,810,000	(19,047)
02/18/2020	GS	SGD	757,844	USD	556,458	1,878
12/13/2019	MSCI	THB	22,078,850	USD	730,000	(771)
01/21/2020	BCLY	TRY	7,673,098	USD	1,300,000	(17,647)
01/21/2020	CITI	TRY	2,055,062	USD	350,000	(2,901)
01/21/2020	MSCI	TRY	4,599,459	USD	790,000	167
01/10/2020	JPM	TWD	31,680,595	USD	1,034,468	(5,918)
12/04/2019	BOA	USD	950,000	CAD	1,259,100	(2,097)
12/04/2019	JPM	USD	36,639,356	CAD	48,808,336	105,609
12/04/2019	MSCI	USD	3,150,000	CAD	4,124,846	(44,643)
12/13/2019	BCLY	USD	690,000	CZK	15,893,501	(4,498)
12/13/2019	CITI	USD	1,390,000	CZK	31,985,890	(10,418)
02/18/2020	MSCI	USD	2,731,716	GBP	2,121,000	18,834
02/25/2020	JPM	USD	1,434,697	IDR	20,435,819,000	(935)
02/28/2020	MSCI	USD	1,798,802	ILS	6,192,196	(7,999)
01/09/2020	MSCI	USD	1,762,545	INR	126,356,830	(7,158)
12/09/2019	BCLY	USD	2,070,000	JPY	221,630,677	(43,899)
12/09/2019	BOA	USD	1,560,000	JPY	167,655,540	(27,328)
12/09/2019	JPM	USD	9,173,327	JPY	982,438,671	(192,080)
12/09/2019	MSCI	USD	2,720,000	JPY	294,326,729	(29,327)
12/09/2019	BOA	USD	480,000	KRW	571,392,000	3,706
12/09/2019	JPM	USD	780,000	KRW	912,857,400	(7,229)
12/09/2019	MSCI	USD	530,000	KRW	622,750,000	(2,817)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depre- ciation) ($)
02/21/2020	MSCI	USD	3,604,564	MXN	70,851,308	(24,601)
12/04/2019	BCLY	USD	2,460,000	NOK	22,364,598	(34,538)
12/04/2019	JPM	USD	13,241,766	NOK	120,222,585	(203,510)
12/04/2019	MSCI	USD	2,170,000	NOK	19,574,702	(47,105)
02/10/2020	BCLY	USD	8,612,578	NOK	78,277,566	(118,797)
02/10/2020	MSCI	USD	7,640,000	NOK	69,708,133	(76,075)
02/07/2020	MSCI	USD	14,839,403	NZD	23,140,000	31,689
01/10/2020	JPM	USD	740,135	PEN	2,509,048	(3,867)
12/13/2019	CITI	USD	370,000	PLN	1,421,618	(6,918)
12/13/2019	GS	USD	550,000	PLN	2,101,689	(13,228)
12/13/2019	JPM	USD	460,000	PLN	1,793,924	(1,831)
01/22/2020	MSCI	USD	3,724,127	RUB	240,058,690	(15,388)
12/06/2019	BCLY	USD	8,891,882	SEK	85,257,811	12,479
02/03/2020	MSCI	USD	3,040,417	SEK	29,909,803	94,549
12/13/2019	BOA	USD	3,866,242	THB	118,113,692	43,113
01/21/2020	BCLY	USD	2,695,820	TRY	16,424,281	124,606
01/30/2020	GS	USD	500,000	ZAR	7,462,173	5,240
01/30/2020	MSCI	ZAR	21,656,618	USD	1,471,008	4,708

						$ 3,534,327

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
52	U.S. Long Bond (CBT)	March 2020	8,266,375	(5,686)
202	U.S. Treasury Note 2 Yr. (CBT)	March 2020	43,548,359	(4,446)
386	U.S. Treasury Note 5 Yr. (CBT)	March 2020	45,921,938	(14,267)
206	U.S. Treasury Ultra 10 Yr. (CBT)	March 2020	29,297,063	(42,344)
21	U.S. Treasury Note 10 Yr. (CBT)	March 2020	2,716,547	(3,261)
12	U.S. Ultra Bond (CBT)	March 2020	2,252,625	7,893

			$132,002,907	$(62,111)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.30%	6 Month AUD BBSW	AUD	6,160,000	12/18/2029	Semi-Annually	—	(37,766)	(37,766)
1.35%	6 Month AUD BBSW	AUD	92,910,000	12/18/2029	Semi-Annually	102,856	(872,438)	(975,294)
1.45%	6 Month AUD BBSW	AUD	76,650,000	12/18/2029	Semi-Annually	(78,330)	(1,219,403)	(1,141,073)
6 Month CHF LIBOR	(0.08)%	CHF	71,020,000	12/18/2029	Semi-Annually	11,272	1,297,511	1,286,239
(0.25)%	6 Month CHF LIBOR	CHF	5,750,000	12/18/2029	Semi-Annually	—	(2,954)	(2,954)
1.33%	3 Month NZD Bank Bill Rate	NZD	5,970,000	12/18/2029	Quarterly	—	57,441	57,441
3 Month NZD Bank Bill Rate	1.54%	NZD	10,320,000	12/18/2029	Quarterly	(320)	30,756	31,076
1.48%	3 Month NZD Bank Bill Rate	NZD	26,020,000	12/18/2029	Quarterly	—	21,220	21,220
3 Month NZD Bank Bill Rate	1.35%	NZD	25,380,000	12/18/2029	Quarterly	—	(213,369)	(213,369)
3 Month NZD Bank Bill Rate	1.15%	NZD	9,250,000	12/18/2029	Quarterly	(3,465)	(190,118)	(186,653)
3 Month NZD Bank Bill Rate	1.45%	NZD	12,180,000	12/18/2029	Quarterly	(111)	(25,467)	(25,356)
3 Month NZD Bank Bill Rate	1.39%	NZD	6,220,000	12/18/2029	Quarterly	—	(37,181)	(37,181)
3 Month NZD Bank Bill Rate	1.48%	NZD	10,280,000	12/18/2029	Quarterly	—	(6,823)	(6,823)
3 Month SEK STIBOR	0.62%	SEK	339,700,000	12/18/2029	Quarterly	16,065	164,829	148,764
0.90%	6 Month GBP LIBOR	GBP	12,210,000	12/19/2029	Semi-Annually	(7,449)	23,663	31,112
0.84%	6 Month GBP LIBOR	GBP	8,270,000	12/19/2029	Semi-Annually	—	83,354	83,354
0.88%	6 Month GBP LIBOR	GBP	2,590,000	12/19/2029	Semi-Annually	—	12,967	12,967
0.87%	6 Month GBP LIBOR	GBP	2,590,000	12/19/2029	Semi-Annually	—	14,751	14,751
6 Month GBP LIBOR	0.88%	GBP	5,250,000	12/19/2029	Semi-Annually	—	(23,326)	(23,326)
1.00%	6 Month GBP LIBOR	GBP	5,290,000	12/19/2029	Semi-Annually	—	(56,004)	(56,004)
1.68%	3 Month USD LIBOR	USD	6,535,000	12/19/2029	Quarterly	—	14,428	14,428
1.69%	3 Month USD LIBOR	USD	6,535,000	12/19/2029	Quarterly	—	7,748	7,748
3 Month USD LIBOR	1.71%	USD	2,700,000	12/19/2029	Quarterly	—	2,319	2,319
1.72%	3 Month USD LIBOR	USD	39,672,000	12/19/2029	Quarterly	29,464	(61,728)	(91,192)
1.72%	3 Month USD LIBOR	USD	6,658,000	12/19/2029	Quarterly	—	(9,741)	(9,741)
1.71%	3 Month USD LIBOR	USD	3,910,000	12/19/2029	Quarterly	—	(815)	(815)
1.77%	3 Month USD LIBOR	USD	4,020,000	12/19/2029	Quarterly	—	(24,561)	(24,561)
1.78%	3 Month USD LIBOR	USD	2,810,000	12/19/2029	Quarterly	—	(20,563)	(20,563)
3 Month CAD LIBOR	1.91%	CAD	59,480,000	03/18/2030	Semi-Annually	(17,981)	(16,218)	1,763
3 Month CAD LIBOR	1.88%	CAD	57,780,000	03/18/2030	Semi-Annually	—	(135,810)	(135,810)
6 Month CHF LIBOR	(0.21)%	CHF	3,250,000	03/18/2030	Semi-Annually	—	9,408	9,408
6 Month CHF LIBOR	(0.18)%	CHF	38,260,000	03/18/2030	Semi-Annually	—	213,221	213,221
3 Month NZD Bank Bill Rate	1.50%	NZD	26,130,000	03/18/2030	Quarterly	—	(23,569)	(23,569)
6 Month EURIBOR	0.11%	EUR	10,910,000	03/20/2030	Semi-Annually	13,437	28,853	15,416
0.90%	6 Month GBP LIBOR	GBP	64,370,000	03/20/2030	Semi-Annually	—	166,591	166,591
1.65%	3 Month USD LIBOR	USD	7,170,000	03/20/2030	Quarterly	—	36,316	36,316

						$65,438	$(792,478)	$(857,916)

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2019.

The rates shown on variable rate notes are the current interest rates at November 30, 2019, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TBA - To Be Announced - Delayed Delivery Security

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 94.2%

		Albania — 1.0%

		Foreign Government Obligations

	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	41,747,887

		Angola — 0.3%

		Foreign Government Obligations

	12,700,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	13,001,625

		Argentina — 2.7%

		Foreign Government Obligations

	5,400,000	Republic of Argentina, 7.50%, due 04/22/26	2,346,300

	23,100,000	Republic of Argentina, 6.88%, due 01/26/27	9,424,800

EUR	12,000,000	Republic of Argentina, 5.25%, due 01/15/28	4,944,877

JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c)	949,626

	8,600,000	Republic of Argentina, 7.63%, due 04/22/46	3,633,500

	22,700,000	Republic of Argentina, 7.13%, due 06/28/2117	9,292,813

EUR	17,641,371	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	8,820,627

	40,308,593	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	19,234,756

	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	4,649,759

EUR	80,830,000	Republic of Argentina Par Bond, Step Up, 3.38%, due 12/31/38	33,975,806

EUR	39,850,000	Republic of Argentina Par Bond, Step Up, 3.38%, due 12/31/38	16,991,900

		Total Argentina	114,264,764

		Armenia — 0.1%

		Foreign Government Obligations

	2,195,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	2,555,803

		Azerbaijan — 0.7%

		Foreign Government Agency — 0.2%

	7,450,000	Southern Gas Corridor CJSC, Reg S, 6.88%, due 03/24/26	8,807,390

		Foreign Government Obligations — 0.5%

	7,200,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	7,866,000

	13,100,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	14,311,750

			22,177,750

		Total Azerbaijan	30,985,140

Par Value†	Description	Value ($)

	Bahrain — 1.1%

	Foreign Government Obligations

19,500,000	Bahrain Government International Bond, 144A, 5.63%, due 09/30/31	20,312,565

22,550,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	26,517,391

	Total Bahrain	46,829,956

	Belarus — 0.1%

	Foreign Government Obligations

3,700,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30	3,923,156

	Belize — 0.5%

	Foreign Government Obligations

35,228,000	Republic of Belize, Reg S, Step Up, 4.94%, due 02/20/34	21,257,896

	Bermuda — 0.1%

	Foreign Government Obligations

4,300,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	4,841,531

	Brazil — 1.8%

	Corporate Debt — 0.5%

19,000,000	MV24 Capital BV, 144A, 6.75%, due 06/01/34	19,574,632

	Foreign Government Agency — 0.5%

17,039,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	19,011,605

	Foreign Government Obligations — 0.8%

16,897,000	Republic of Brazil, 7.13%, due 01/20/37	21,416,948

15,000,000	Republic of Brazil, 4.75%, due 01/14/50	14,538,750

		35,955,698

	Total Brazil	74,541,935

	Cameroon — 0.1%

	Foreign Government Obligations

4,500,000	Republic of Cameroon International Bond, Reg S, 9.50%, due 11/19/25	4,917,656

	Chile — 1.5%

	Foreign Government Agency — 0.6%

8,800,000	Corp Nacional del Cobre de Chile, Reg S, 4.25%, due 07/17/42	9,270,250

18,800,000	Corp Nacional del Cobre de Chile, 144A, 3.70%, due 01/30/50	18,191,264

		27,461,514

	Corporate Debt — 0.9%

20,411,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97 (c)	27,656,905

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Chile — continued

	Corporate Debt — continued

4,300,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	4,756,875

3,600,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	3,628,575

		36,042,355

	Total Chile	63,503,869

	Colombia — 1.6%

	Foreign Government Agency — 1.2%

40,011,000	Ecopetrol SA, 7.38%, due 09/18/43	53,077,092

	Foreign Government Obligations — 0.4%

647,000	Colombia Government International Bond, 8.38%, due 02/15/27	763,072

3,800,000	Colombia Government International Bond, 11.85%, due 03/09/28 (c)	6,042,000

7,800,000	Colombia Government International Bond, 5.63%, due 02/26/44	9,572,062

		16,377,134

	Total Colombia	69,454,226

	Congo Republic (Brazzaville) — 1.5%

	Foreign Government Obligations

72,676,938	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	62,865,551

	Costa Rica — 1.7%

	Foreign Government Agency — 0.2%

10,800,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	8,974,125

	Foreign Government Obligations — 1.5%

26,400,000	Costa Rica Government International Bond, Reg S, 9.20%, due 08/26/26	30,219,441

34,431,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	34,710,752

		64,930,193

	Total Costa Rica	73,904,318

	Dominican Republic — 2.0%

	Asset-Backed Securities — 0.4%

17,115,806	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	18,335,307

	Foreign Government Obligations — 1.6%

17,687,000	Dominican Republic International Bond, Reg S, 8.63%, due 04/20/27	21,174,655

29,811,000	Dominican Republic International Bond, Reg S, 6.85%, due 01/27/45	32,745,520

11,900,000	Dominican Republic International Bond, 144A, 6.40%, due 06/05/49	12,498,719

		66,418,894

	Total Dominican Republic	84,754,201

Par Value†		Description	Value ($)

		Ecuador — 2.0%

		Foreign Government Obligations

	10,700,000	Ecuador Government International Bond, Reg S, 9.63%, due 06/02/27	8,774,000

	34,000,000	Ecuador Government International Bond, Reg S, 8.88%, due 10/23/27	27,285,000

	36,000,000	Ecuador Government International Bond, Reg S, 10.75%, due 01/31/29	30,318,750

	22,900,000	Ecuador Government International Bond, 144A, 9.50%, due 03/27/30 (d)	18,835,250

		Total Ecuador	85,213,000

		Egypt — 1.2%

		Foreign Government Obligations

	24,000,000	Egypt Government International Bond, Reg S, 7.90%, due 02/21/48	24,157,500

	23,400,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	25,111,125

		Total Egypt	49,268,625

		El Salvador — 0.8%

		Foreign Government Obligations

	26,275,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	28,418,055

	5,300,000	El Salvador Government International Bond, 144A, 7.12%, due 01/20/50	5,379,500

		Total El Salvador	33,797,555

		Ethiopia — 0.1%

		Foreign Government Obligations

	4,190,000	Federal Democratic Republic of Ethiopia, Reg S, 6.63%, due 12/11/24	4,392,953

		Gabon — 0.4%

		Foreign Government Obligations

	15,300,000	Gabonese Republic, Reg S, 6.38%, due 12/12/24	15,280,875

		Ghana — 0.9%

		Foreign Government Agency — 0.4%

	13,514,814	Saderea, Ltd., Reg S, 12.50%, due 11/30/26	14,764,935

		Foreign Government Obligations — 0.5%

	17,482,000	Republic of Ghana, Reg S, 10.75%, due 10/14/30	21,765,090

		Total Ghana	36,530,025

		Greece — 0.2%

		Foreign Government Obligations

EUR	5,800,000	Hellenic Republic Government Bond, Reg S, Step Up, 3.00%, due 02/24/36	7,805,855

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Grenada — 0.1%

	Foreign Government Obligations

6,674,752	Grenada Government International Bond, Reg S, Step Up, 7.00%, due 05/12/30	6,341,014

	Guatemala — 0.6%

	Foreign Government Obligations

17,765,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	23,716,275

	Honduras — 0.2%

	Foreign Government Obligations

6,646,000	Honduras Government International Bond, Reg S, 6.25%, due 01/19/27	7,144,450

	India — 0.1%

	Corporate Debt

3,700,000	Delhi International Airport Ltd., 144A, 6.45%, due 06/04/29	3,968,250

	Indonesia — 5.3%

	Foreign Government Agency — 1.6%

18,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	23,143,750

8,100,000	Pertamina Persero PT, Reg S, 5.63%, due 05/20/43	9,320,062

8,800,000	Pertamina Persero PT, Reg S, 6.50%, due 11/07/48	11,431,750

6,100,000	Perusahaan Listrik Negara PT, Reg S, 6.15%, due 05/21/48	7,592,594

14,200,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	18,069,500

		69,557,656

	Foreign Government Obligations — 3.7%

12,200,000	Indonesia Government International Bond, 4.75%, due 02/11/29	13,877,500

43,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	58,092,054

28,780,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/17/42	34,365,119

18,200,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/08/47	22,295,000

24,000,000	Indonesia Government International Bond, 4.35%, due 01/11/48	26,340,000

		154,969,673

	Total Indonesia	224,527,329

	Iraq — 0.3%

	Foreign Government Obligations

15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	14,479,688

Par Value†		Description	Value ($)

		Israel — 1.1%

		Foreign Government Agency

JPY	2,500,000,000	Israel Electric Corp., Ltd., 4.10%, due 01/14/32 (c)	28,776,732

	12,323,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	17,375,430

		Total Israel	46,152,162

		Ivory Coast — 0.6%

		Foreign Government Obligations

EUR	24,500,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	26,167,398

		Jamaica — 0.7%

		Foreign Government Agency — 0.1%

	4,000,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	4,800,000

		Foreign Government Obligations — 0.6%

	20,675,000	Jamaica Government International Bond, 7.88%, due 07/28/45	27,084,250

		Total Jamaica	31,884,250

		Jordan — 0.5%

		Foreign Government Obligations

	21,450,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	22,254,375

		Kazakhstan — 1.4%

		Foreign Government Agency — 0.7%

	9,000,000	Kazakhstan Temir Zholy Finance BV, Reg S, 6.95%, due 07/10/42	12,000,938

	14,700,000	KazMunayGas National Co JSC, Reg S, 6.38%, due 10/24/48	18,639,600

			30,640,538

		Foreign Government Obligations — 0.7%

	21,299,000	Kazakhstan Government International Bond, Reg S, 6.50%, due 07/21/45	30,936,797

		Total Kazakhstan	61,577,335

		Kenya — 0.6%

		Foreign Government Obligations

	24,800,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	25,396,750

		Lebanon — 0.2%

		Foreign Government Obligations

	15,000,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27	6,764,063

		Malaysia — 0.2%

		Foreign Government Agency

	7,700,000	1MDB Global Investments Ltd, Reg S, 4.40%, due 03/09/23	7,430,500

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†		Description	Value ($)

		Mexico — 9.0%

		Foreign Government Agency — 5.0%

	66,551,000	Petroleos Mexicanos, 6.35%, due 02/12/48	62,792,952

	6,400,000	Petroleos Mexicanos, Reg S, 6.63%, due 09/29/49	5,936,000

	131,800,000	Petroleos Mexicanos, 144A, 7.69%, due 01/23/50	141,289,600

			210,018,552

		Foreign Government Obligations — 4.0%

	85,178,000	United Mexican States, 5.75%, due 10/12/2110	98,833,098

GBP	50,396,000	United Mexican States, 5.63%, due 03/19/2114	71,979,993

			170,813,091

		Total Mexico	380,831,643

		Morocco — 0.4%

		Foreign Government Agency

	14,500,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	18,147,656

		Mozambique — 0.1%

		Foreign Government Obligations

	5,876,000	Mozambique International Bond, Reg S, 5.00%, due 09/15/31	5,354,505

		Nigeria — 0.4%

		Foreign Government Obligations

	7,200,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	7,031,250

	10,750,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	10,131,875

		Total Nigeria	17,163,125

		Oman — 2.4%

		Foreign Government Obligations

	33,800,000	Oman Government International Bond, 144A, 6.00%, due 08/01/29	33,958,437

	15,000,000	Oman Government International Bond, Reg S, 6.50%, due 03/08/47	14,039,063

	57,300,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	54,309,656

		Total Oman	102,307,156

		Pakistan — 0.9%

		Foreign Government Obligations

	39,562,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	40,093,614

		Panama — 1.1%

		Foreign Government Agency — 0.4%

	12,900,000	Aeropuerto Internacional de Tocumen SA, Reg S, 6.00%, due 11/18/48	15,970,200

Par Value†		Description	Value ($)

		Panama — continued

		Foreign Government Obligations — 0.7%

	7,951,000	Panama Government International Bond, 8.13%, due 04/28/34	11,254,640

	11,500,000	Panama Government International Bond, 4.30%, due 04/29/53	13,268,125

	4,200,000	Panama Notas del Tesoro, 144A, 3.75%, due 04/17/26	4,392,150

			28,914,915

		Total Panama	44,885,115

		Papua New Guinea — 0.0%

		Foreign Government Obligations

	1,400,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	1,479,188

		Paraguay — 0.1%

		Foreign Government Obligations

	3,000,000	Republic of Paraguay, Reg S, 6.10%, due 08/11/44	3,600,000

		Peru — 1.1%

		Foreign Government Agency — 1.0%

	11,796,726	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25 (c)	11,040,438

	25,895,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	29,560,761

			40,601,199

		Foreign Government Obligations — 0.1%

	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (c)	5,010,662

		Total Peru	45,611,861

		Philippines — 2.5%

		Foreign Government Agency

	4,700,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	10,613,219

	23,300,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	31,757,900

	42,012,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	61,875,799

		Total Philippines	104,246,918

		Qatar — 0.3%

		Foreign Government Obligations

	11,000,000	Qatar Government International Bond, Reg S, 5.10%, due 04/23/48	14,086,875

		Romania — 0.1%

		Foreign Government Obligations

EUR	3,400,000	Romanian Government International Bond, Reg S, 4.63%, due 04/03/49	4,647,529

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†		Description	Value ($)

		Russia — 3.8%

		Foreign Government Agency — 1.1%

	19,367,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	28,396,863

	15,700,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.13%, due 10/29/22	16,558,594

			44,955,457

		Foreign Government Obligations — 2.7%

	49,600,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35	58,453,600

	8,800,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35	10,370,800

	38,000,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47	46,692,500

			115,516,900

		Total Russia	160,472,357

		Rwanda — 0.1%

		Foreign Government Obligations

	5,487,000	Rwanda International Government Bond, Reg S, 6.63%, due 05/02/23	5,816,220

		Saudi Arabia — 1.8%

		Corporate Debt — 0.4%

	17,900,000	ACWA Power Management And Investments One Ltd, Reg S, 5.95%, due 12/15/39	18,938,648

		Foreign Government Obligations — 1.4%

	21,000,000	Saudi Government International Bond, Reg S, 5.00%, due 04/17/49	25,101,562

	26,100,000	Saudi Government International Bond, Reg S, 5.25%, due 01/16/50	32,323,219

			57,424,781

		Total Saudi Arabia	76,363,429

		Senegal — 0.4%

		Foreign Government Obligations

	17,400,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	16,959,563

		South Africa — 2.2%

		Foreign Government Agency — 0.5%

	9,100,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	9,122,750

	8,500,000	Eskom Holdings SOC, Ltd., Reg S, 8.45%, due 08/10/28	9,049,844

ZAR	163,000,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,752,107

ZAR	27,300,000	Transnet, Ltd., 13.50%, due 04/18/28	2,253,300

			22,178,001

Par Value†		Description	Value ($)

		South Africa — continued

		Foreign Government Obligations — 1.7%

	21,700,000	Republic of South Africa Government International Bond, 5.65%, due 09/27/47	20,913,375

	51,200,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	48,851,456

			69,764,831

		Total South Africa	91,942,832

		Sri Lanka — 1.1%

		Foreign Government Obligations

	9,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	8,931,675

	10,844,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	9,785,300

	14,500,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28	13,268,588

	14,900,000	Sri Lanka Government International Bond, 144A, 7.55%, due 03/28/30	14,129,744

		Total Sri Lanka	46,115,307

		SupraNational — 0.4%

		Corporate Debt

TRY	263,000,000	International Finance Corp., Zero Coupon, Reg S, due 02/15/29	16,803,369

		Suriname — 0.3%

		Foreign Government Obligations

	16,178,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26	12,869,599

		Tajikistan — 0.2%

		Foreign Government Obligations

	10,770,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	8,693,409

		Thailand — 0.1%

		Foreign Government Agency

	3,800,000	PTTEP Treasury Center Co Ltd, 144A, 3.90%, due 12/06/59	3,745,132

		Trinidad And Tobago — 0.8%

		Foreign Government Agency

	9,800,000	Telecommunications Services of Trinidad & Tobago Ltd, 144A, 8.88%, due 10/18/29	9,752,568

	4,792,000	Trinidad Generation UnLtd, Reg S, 5.25%, due 11/04/27	4,986,675

	4,500,000	Trinidad Petroleum Holdings Ltd, Reg S, 9.75%, due 06/15/26	5,007,656

	11,361,000	Trinidad Petroleum Holdings Ltd, 144A, 9.75%, due 06/15/26	12,642,663

		Total Trinidad And Tobago	32,389,562

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†		Description	Value ($)

		Tunisia — 1.7%

		Foreign Government Agency

JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	54,011,587

JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	18,039,892

		Total Tunisia	72,051,479

		Turkey — 6.4%

		Corporate Debt — 0.0%

	1,500,000	Akbank Turk AS, Reg S, Variable Rate, 6.80%, due 04/27/28	1,355,625

		Foreign Government Agency — 1.4%

	12,400,000	Export Credit Bank of Turkey, Reg S, 6.13%, due 05/03/24	12,349,625

	14,750,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	14,648,594

	13,378,000	QNB Finansbank AS, Reg S, 6.88%, due 09/07/24	14,155,596

	5,000,000	TC Ziraat Bankasi AS, Reg S, 5.13%, due 09/29/23	4,816,612

	11,200,000	Turkiye Vakiflar Bankasi TAO, Reg S, 5.75%, due 01/30/23	10,990,000

			56,960,427

		Foreign Government Obligations — 5.0%

	31,100,000	Republic of Turkey, 7.63%, due 04/26/29	33,685,187

	30,744,000	Republic of Turkey, 6.75%, due 05/30/40	30,042,653

	83,302,000	Republic of Turkey, 6.00%, due 01/14/41	74,841,641

	29,600,000	Republic of Turkey, 6.63%, due 02/17/45	28,147,750

	54,013,000	Republic of Turkey, 5.75%, due 05/11/47	46,214,873

			212,932,104

		Total Turkey	271,248,156

		Ukraine — 2.9%

		Foreign Government Agency — 0.4%

	5,000,000	NAK Naftogaz Ukraine via Kondor Finance Plc, 144A, 7.63%, due 11/08/26	4,918,500

	8,189,000	Oschadbank Via SSB #1 Plc, Reg S, Step Up, 9.63%, due 03/20/25	8,557,505

	5,100,000	Ukreximbank Via Biz Finance Plc, Reg S, 9.75%, due 01/22/25	5,360,100

			18,836,105

		Foreign Government Obligations — 2.5%

	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/21	6,301,893

	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/22	6,380,140

	6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/23	6,986,685

	8,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/24	9,070,052

Par Value†		Description	Value ($)

		Ukraine — continued

		Foreign Government Obligations — continued

	6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25	6,950,468

EUR	7,500,000	Ukraine Government International Bond, 144A, 6.75%, due 06/20/26	8,953,500

	11,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	11,625,045

	6,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	7,239,926

	35,900,000	Ukraine Government International Bond, Reg S, 9.75%, due 11/01/28	41,823,500

			105,331,209

		Total Ukraine	124,167,314

		United Arab Emirates — 0.6%

		Foreign Government Obligations

	26,300,000	Abu Dhabi Government International Bond, 144A, 3.13%, due 09/30/49	25,609,625

		United States — 15.0%

		Asset-Backed Securities — 0.4%

	2,553,910	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 2.01%, due 12/15/35	2,472,231

	1,286,820	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 2.01%, due 12/15/35	1,256,520

	1,850,736	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 1.97%, due 05/15/36	1,770,211

	9,626,149	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 1.86%, due 11/25/36	4,736,863

	9,754,497	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 1.93%, due 11/25/36	4,848,581

	5,234,780	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 2.07%, due 04/25/37	2,796,346

			17,880,752

		Corporate Debt — 0.1%

	385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/20	564,614

	1,643,982	AMBAC LSNI LLC, 144A, Variable Rate, 3 mo. LIBOR + 5.00%, 7.10%, due 02/12/23	1,656,312

			2,220,926

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	U.S. Government — 14.5%

10,000,000	U.S. Treasury Bond, 3.00%, due 02/15/47	11,643,359

79,407,300	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (e)	78,916,592

22,000,000	U.S. Treasury Note, 1.38%, due 03/31/20	21,978,516

35,000,000	U.S. Treasury Note, 1.13%, due 04/30/20	34,923,438

30,000,000	U.S. Treasury Note, 2.38%, due 04/30/20	30,084,375

25,000,000	U.S. Treasury Note, 1.38%, due 10/31/20	24,925,781

15,000,000	U.S. Treasury Note, 1.75%, due 10/31/20	15,006,445

17,500,000	U.S. Treasury Note, 1.75%, due 12/31/20	17,505,469

38,000,000	U.S. Treasury Note, 1.38%, due 01/31/21	37,854,532

47,000,000	U.S. Treasury Note, 1.25%, due 03/31/21	46,724,609

14,000,000	U.S. Treasury Note, 2.25%, due 08/15/49	14,123,047

27,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.60%, due 04/30/20	27,496,479

46,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.61%, due 07/31/20 (f)	45,987,256

143,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 1.61%, due 10/31/20	143,409,876

68,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.30%, 1.85%, due 10/31/21	68,067,615

		618,647,389

	Total United States	638,749,067

	Uruguay — 1.2%

	Foreign Government Obligations

42,218,000	Uruguay Government International Bond, 5.10%, due 06/18/50	50,450,510

	Uzbekistan — 0.2%

	Foreign Government Obligations

7,200,000	Republic of Uzbekistan Bond, Reg S, 5.38%, due 02/20/29	7,922,250

	Venezuela — 1.4%

	Foreign Government Agency — 0.5%

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (c) (g)	4,458,600

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (g)	12,760,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (g)	4,492,607

		21,711,207

	Foreign Government Obligations — 0.9%

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (g)	2,188,220

36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (g)	4,209,000

23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (g)	2,731,250

172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (g)	19,871,195

Par Value†		Description	Value ($)

		Venezuela — continued

		Foreign Government Obligations — continued

	68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (g)	7,900,500

	7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (g)	805,000

			37,705,165

		Total Venezuela	59,416,372

		Vietnam — 0.6%

		Foreign Government Agency — 0.5%

	25,105,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	19,221,016

		Foreign Government Obligations — 0.1%

	6,428,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 2.85%, due 03/13/28 (c)	5,592,360

		Total Vietnam	24,813,376

		Zambia — 0.3%

		Foreign Government Obligations

	3,600,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22	2,269,125

	17,900,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27	11,534,313

		Total Zambia	13,803,438

		TOTAL DEBT OBLIGATIONS (COST $4,109,835,053)	3,996,299,792

		LOAN ASSIGNMENTS — 0.3%

		Chad — 0.2%

	5,813,000	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 3.91%, due 09/30/25 (c)	4,592,270

	2,995,000	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 4.16%, due 12/31/27 (c)	2,366,050

		Total Chad	6,958,320

		Indonesia — 0.0%

	136,023	Republic of Indonesia Loan Agreement, dated September 14, 1994, 6 mo. LIBOR + 0.75%, 2.69%, due 12/16/19 (c)	126,012

EUR	289,697	Republic of Indonesia, Indonesia Paris Club Debt, 5.10%, due 06/01/21 (b)	303,635

		Total Indonesia	429,647

		Kenya — 0.1%

	6,691,667	Republic of Kenya Loan Agreement, 9.17%, due 04/10/25 (b)	6,899,225

		TOTAL LOAN ASSIGNMENTS (COST $14,131,212)	14,287,192

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value† / Shares		Description	Value ($)

		LOAN PARTICIPATIONS — 1.2%

		Angola — 0.8%

	15,637,500	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.94%, due 12/13/23 (c)	15,481,125

	5,708,813	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.94%, due 12/20/23 (c)	5,651,724

	15,833,333	Republic of Angola Loan agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	14,566,667

		Total Angola	35,699,516

		Egypt — 0.0%

CHF	40,326	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (b)	40,011

		Iraq — 0.4%

EUR	951,289	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (b)	773,832

JPY	2,463,336,397	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	12,878,231

JPY	321,860,542	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,682,847

JPY	136,806,132	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	711,666

		Total Iraq	16,046,576

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (g)	2

		TOTAL LOAN PARTICIPATIONS (COST $72,496,796)	51,786,105

		MUTUAL FUNDS — 1.8%

		United States — 1.8%

		Affiliated Issuers — 1.8%

	14,838,144	GMO U.S. Treasury Fund	74,190,722

		TOTAL MUTUAL FUNDS (COST $74,296,430)	74,190,722

Par Value† / Shares		Description	Value ($)

		RIGHTS/WARRANTS — 0.5%

		Argentina — 0.2%

EUR	335,089,675	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (e)	5,168,824

JPY	740,189,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (c) (e)	437,504

		Total Argentina	5,606,328

		Nigeria — 0.0%

	28,000	Central Bank of Nigeria Oil Warrants, Reg S, Variable Rate, Expires 11/15/20 (c) (e)	721,000

		Ukraine — 0.3%

	14,446,000	Government of Ukraine GDP Linked, Reg S, Variable Rate, Expires 05/31/40 (e)	13,168,432

		Uruguay — 0.0%

	4,000,000	Banco Central Del Uruguay Value Recovery Rights, Variable Rate, Expires 01/02/21 (b) (e)	—

		Venezuela — 0.0%

	1,080,062	Republic of Venezuela Oil Warrants, Expires 04/15/20 (c) (e) (g)	1,080,062

		TOTAL RIGHTS/WARRANTS (COST $55,515,265)	20,575,822

		SHORT-TERM INVESTMENTS — 0.3%

		Money Market Funds — 0.1%

	1,847,253	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (h)	1,847,253

		U.S. Government — 0.2%

	10,000,000	U.S. Treasury Note, 1.25%, due 02/29/20	9,988,672

		TOTAL SHORT-TERM INVESTMENTS (COST $11,819,207)	11,835,925

		TOTAL INVESTMENTS — 98.3% (Cost $4,338,093,963)	4,168,975,558

		Other Assets and Liabilities (net) — 1.7%	73,951,361

		TOTAL NET ASSETS — 100.0%	$4,242,926,919

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/21/2020	MSCI	GBP	57,311,000	USD	73,842,931	(420,982)
01/21/2020	MSCI	USD	13,881,514	JPY	1,500,000,000	(122,226)

						$(543,208)

Reverse Repurchase Agreements(i)

Face Value		Description	Value ($)

USD	(1,463,931)	Nomura International plc, 1.25%, dated 10/31/19 (collateral: Ecuador Government International Bond, 144A, 9.50%, due 03/27/30), to be repurchased on demand at face value plus accrued interest.	$(1,463,931)

		Average balance outstanding	$(26,146,284)

		Average interest rate (net)	(1.96)%

		Maximum balance outstanding	$(69,681,984)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)

Put Sold	USD	24,000,000	03/10/2020	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(361,333)	(955,576)

Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(615,938)	141,444

Put Sold	USD	46,000,000	04/13/2021	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(947,472)	(4,417,608)

Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(44,777)	102,136

Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (b)	(900,818)	463,836

Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (b)	(3,155,778)	336,449

					$(6,026,116)	$(4,329,319)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS.31.V1-5Y	USD	199,000,000	1.00%	1.79%	N/A	06/20/2024	Quarterly	$6,218,750	$8,132,533	$1,913,783

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Commonwealth of Bahamas	DB	EUR	51,746,000	1.00%	1.02%	N/A	12/20/2020	Quarterly	7,730,397	12,812	(7,717,585)
Petrobras Global Finance BV	CITI	USD	53,000,000	1.00%	1.51%	N/A	06/20/2024	Quarterly	2,755,224	1,175,738	(1,579,486)
Republic of Argentina	BOA	USD	2,500,000	5.00%	92.32%	N/A	06/20/2024	Quarterly	359,815	1,561,544	1,201,729
Republic of Argentina	CITI	USD	10,000,000	5.00%	92.32%	N/A	06/20/2024	Quarterly	1,476,727	6,246,178	4,769,451
Republic of Lebanon	BOA	USD	7,500,000	1.00%	34.29%	N/A	12/20/2024	Quarterly	3,450,000	4,224,202	774,202
Republic of Lebanon	BOA	USD	3,750,000	1.00%	34.29%	N/A	12/20/2024	Quarterly	1,725,000	2,112,101	387,101
Republic of Lebanon	BOA	USD	3,750,000	1.00%	34.29%	N/A	12/20/2024	Quarterly	1,715,625	2,112,101	396,476
Republic of South Africa	BCLY	USD	19,000,000	1.00%	1.86%	N/A	12/20/2024	Quarterly	768,102	767,198	(904)
Republic of South Africa	GS	USD	19,000,000	1.00%	1.86%	N/A	12/20/2024	Quarterly	774,754	767,197	(7,557)
Commonwealth of Bahamas	DB	EUR	55,770,291	1.00%	2.81%	N/A	06/20/2025	Quarterly	7,903,309	2,332,712	(5,570,597)
United States of Mexico	GS	USD	20,000,000	1.00%	1.57%	N/A	06/20/2029	Quarterly	1,589,641	947,368	(642,273)
United States of Mexico	GS	USD	20,000,000	1.00%	1.70%	N/A	09/20/2031	Quarterly	2,640,655	1,368,012	(1,272,643)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	61,270,000	1.00%	1.02%	61,270,000 USD	12/20/2020	Quarterly	(7,515,364)	(13,577)	7,501,787
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	2.28%	6,975,000 USD	06/20/2023	Quarterly	(1,263,915)	(300,966)	962,949
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	2.28%	3,487,000 USD	06/20/2023	Quarterly	(641,463)	(150,462)	491,001
Commonwealth of Bahamas	DB	USD	74,745,714	1.00%	2.81%	74,745,714 USD	06/20/2025	Quarterly	(8,891,823)	(2,707,962)	6,183,861
Russia	GS	USD	2,436,000	1.00%	0.87%	2,436,000 USD	12/20/2025	Quarterly	(238,041)	17,968	256,009
Russia	GS	USD	8,487,000	1.00%	1.00%	8,487,000 USD	12/20/2026	Quarterly	(1,059,662)	1,044	1,060,706
Republic of Malaysia	CITI	USD	17,200,000	1.00%	0.80%	17,200,000 USD	12/20/2028	Quarterly	(845,599)	276,609	1,122,208
Republic of Brazil	JPM	USD	20,000,000	1.00%	2.05%	20,000,000 USD	03/20/2030	Quarterly	(2,837,179)	(1,819,015)	1,018,164

									$9,596,203	$18,930,802	$9,334,599

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Swap Contracts — continued

OTC Cross-Currency Basis Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month EURIBOR plus a spread of (0.35)%	3 Month USD LIBOR	JPM	EUR	122,436,000	09/11/2020	Quarterly	$—	$530,963	$530,963

OTC Cross-Currency Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.22)%	3 Month USD LIBOR	GS	JPY	14,852,761,000	04/28/2025	Quarterly	$—	$(1,323,070)	$(1,323,070)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.53%	6 Month EURIBOR	EUR	18,000,000	03/20/2048	Semi-Annual	—	(5,843,520)	(5,843,520)
0.74%	6 Month GBP LIBOR	GBP	28,500,000	12/15/2049	Semi-Annual	(196,553)	2,696,198	2,892,751

						$(196,553)	$(3,147,322)	$(2,950,769)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on JPEICORE Index Short Swap	3 Month USD LIBOR plus a spread of 0.40%	JPM	USD	9,000,002	01/23/2020	Monthly	$—	$58,419	$58,419

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Security is backed by U.S. Treasury Bonds.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Investment valued using significant unobservable inputs.

(d)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(e)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(g)	Security is in default.

(h)	The rate disclosed is the 7 day net yield as of November 30, 2019.

(i)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

The rates shown on variable rate notes are the current interest rates at November 30, 2019, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CJSC - Closed Joint-Stock Company

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Portfolio Abbreviations: — continued

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance Inc.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 55.3%

	Canada — 1.1%

	Corporate Debt — 1.1%

1,154,000	Quebecor Media, Inc., 5.75%, due 01/15/23	1,248,247

375,000	Taseko Mines Ltd, 144A, 8.75%, due 06/15/22	327,188

1,000,000	Tervita Corp., 144A, 7.63%, due 12/01/21	999,890

	Total Canada	2,575,325

	Finland — 0.2%

	Corporate Debt — 0.2%

375,000	Nokia Oyj, 4.38%, due 06/12/27	385,914

	Germany — 0.5%

	Corporate Debt — 0.5%

1,208,000	Deutsche Bank AG, 4.50%, due 04/01/25	1,171,458

	Italy — 1.3%

	Corporate Debt — 1.3%

1,375,000	Intesa Sanpaolo SpA, 144A, 5.02%, due 06/26/24	1,429,931

1,375,000	Telecom Italia SpA, 144A, 5.30%, due 05/30/24	1,478,496

	Total Italy	2,908,427

	Luxembourg — 0.6%

	Corporate Debt — 0.6%

1,125,000	Intelsat Jackson Holdings SA, 144A, 9.50%, due 09/30/22	1,257,187

	New Zealand — 0.4%

	Corporate Debt — 0.4%

1,000,000	Trilogy International Partners LLC / Trilogy International Finance, Inc., 144A, 8.88%, due 05/01/22	950,000

	United States — 51.2%

	Corporate Debt — 25.3%

750,000	Acadia Healthcare Co., Inc., 6.13%, due 03/15/21	750,938

1,250,000	ADT Security Corp. (The), 4.13%, due 06/15/23	1,281,250

875,000	Alcoa Nederland Holding BV, 144A, 6.13%, due 05/15/28	942,812

1,000,000	Amsted Industries, Inc., 144A, 5.63%, due 07/01/27	1,055,000

1,250,000	Antero Resources Corp., 5.63%, due 06/01/23 (a)	884,375

1,000,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 10.00%, due 04/01/22	960,000

1,000,000	Berry Global, Inc., 144A, 4.88%, due 07/15/26	1,046,250

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

1,000,000	Brinker International, Inc., 144A, 5.00%, due 10/01/24	1,055,000

250,000	Cablevision Systems Corp., 5.88%, due 09/15/22	269,375

375,000	CDK Global, Inc., 144A, 5.25%, due 05/15/29	397,556

1,000,000	CEC Entertainment, Inc., 8.00%, due 02/15/22	970,000

1,250,000	Century Aluminum Co., 144A, 7.50%, due 06/01/21	1,212,500

1,125,000	CF Industries, Inc., 4.95%, due 06/01/43	1,147,500

825,000	CHS/Community Health Systems, Inc., 5.13%, due 08/01/21	818,812

1,000,000	Clean Harbors, Inc., 144A, 4.88%, due 07/15/27	1,047,800

875,000	CSC Holdings LLC, 6.75%, due 11/15/21	941,719

825,000	Denbury Resources, Inc., 144A, 9.00%, due 05/15/21	723,938

500,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.38%, due 08/15/26	507,500

1,000,000	DISH DBS Corp., 5.88%, due 07/15/22	1,045,000

250,000	Edgewell Personal Care Co., 4.70%, due 05/24/22	256,875

875,000	EnLink Midstream Partners LP, 4.40%, due 04/01/24	805,000

1,000,000	EnLink Midstream Partners LP, 4.15%, due 06/01/25	882,520

875,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21 (a)	754,688

875,000	Fidelity & Guaranty Life Holdings, Inc., 144A, 5.50%, due 05/01/25	927,500

1,000,000	Fortress Transportation & Infrastructure Investors LLC, 144A, 6.75%, due 03/15/22	1,037,500

750,000	Genworth Holdings, Inc., 7.20%, due 02/15/21	768,750

1,125,000	Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26 (a)	1,156,916

1,000,000	Graphic Packaging International LLC, 144A, 4.75%, due 07/15/27	1,060,000

750,000	HAT Holdings I LLC / HAT Holdings II LLC, 144A, REIT, 5.25%, due 07/15/24	792,187

1,000,000	Hecla Mining Co., 6.88%, due 05/01/21	990,000

250,000	Hillman Group , Inc. (The), 144A, 6.38%, due 07/15/22	230,000

750,000	Hologic, Inc., 144A, 4.63%, due 02/01/28	791,250

375,000	Hughes Satellite Systems Corp., 5.25%, due 08/01/26	406,875

750,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.38%, due 12/15/25	793,125

1,000,000	Lee Enterprises, Inc., 144A, 9.50%, due 03/15/22	987,500

1,000,000	Mack-Cali Realty LP, REIT, 4.50%, due 04/18/22	1,014,843

750,000	Navient Corp., 5.50%, due 01/25/23	790,312

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

2,220,000	Netflix, Inc., 5.88%, due 02/15/25	2,431,455

875,000	Nielsen Finance LLC / Nielsen Finance Co., 144A, 5.00%, due 04/15/22	880,469

625,000	Nuance Communications, Inc., 5.63%, due 12/15/26	664,063

1,250,000	NuStar Logistics LP, 6.75%, due 02/01/21	1,292,625

750,000	NuStar Logistics LP, 5.63%, due 04/28/27	774,375

1,000,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A, 6.63%, due 05/15/22	985,000

875,000	Owens-Brockway Glass Container, Inc., 144A, 5.00%, due 01/15/22	905,625

1,625,000	Pitney Bowes, Inc., 5.20%, due 04/01/23	1,627,031

1,250,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.25%, due 04/15/24	1,287,500

825,000	Pyxus International, Inc., 144A, 8.50%, due 04/15/21	800,250

375,000	QEP Resources, Inc., 5.25%, due 05/01/23	356,250

500,000	RR Donnelley & Sons Co., 7.88%, due 03/15/21	517,500

1,125,000	Sealed Air Corp., 144A, 5.13%, due 12/01/24	1,213,594

500,000	Senior Housing Properties Trust, REIT, 4.75%, due 02/15/28	506,236

375,000	Sensata Technologies BV, 144A, 5.00%, due 10/01/25	405,938

1,500,000	T-Mobile USA, Inc., 5.38%, due 04/15/27	1,603,125

875,000	TerraForm Power Operating LLC, 144A, 4.25%, due 01/31/23	889,949

1,000,000	Transocean, Inc., 6.50%, due 11/15/20	1,020,000

1,500,000	Trinity Industries, Inc., 4.55%, due 10/01/24	1,543,050

875,000	United Airlines Holdings, Inc., 4.88%, due 01/15/25	923,125

625,000	Urban One, Inc., 144A, 7.38%, due 04/15/22	610,548

1,000,000	VeriSign, Inc., 4.75%, due 07/15/27	1,063,000

2,125,000	Wyndham Destinations, Inc., 5.40%, due 04/01/24	2,247,187

750,000	Xerox Corp., 4.13%, due 03/15/23	774,375

	Total Corporate Debt	56,825,436

	U.S. Government — 22.4%

1,750,000	U.S. Treasury Note, 1.38%, due 03/31/20	1,748,291

6,000,000	U.S. Treasury Note, 1.13%, due 04/30/20	5,986,875

12,000,000	U.S. Treasury Note, 1.63%, due 11/30/20	11,990,625

10,750,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.60%, due 04/30/20 (b)	10,748,624

6,800,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.61%, due 07/31/20	6,798,116

Par Value† / Shares		Description	Value ($)

		United States — continued

		U.S. Government — continued

	12,992,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 1.61%, due 10/31/20	12,983,841

		Total U.S. Government	50,256,372

		U.S. Government Agency — 3.5%

	7,800,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.14%, 1.97%, due 12/26/19	7,801,146

		Total United States	114,882,954

		TOTAL DEBT OBLIGATIONS (COST $123,554,041)	124,131,265

		MUTUAL FUNDS — 24.4%

		United States — 24.4%

		Affiliated Issuers — 0.0%

	2,981	GMO U.S. Treasury Fund	14,903

		Exchange-Traded Fund — 24.4%

	628,492	iShares iBoxx $ High Yield Corporate Bond ETF	54,641,094

		Total United States	54,655,997

		TOTAL MUTUAL FUNDS (COST $54,670,027)	54,655,997

		SHORT-TERM INVESTMENTS — 19.8%

		Foreign Government Obligations — 18.5%

JPY	1,731,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/23/19	15,821,095

JPY	1,087,800,000	Japan Treasury Discount Bill, Zero Coupon, due 01/14/20	9,943,626

JPY	1,731,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/25/20	15,827,900

		Total Foreign Government Obligations	41,592,621

		Money Market Funds — 0.1%

	324,304	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (c)	324,304

		U.S. Government — 1.2%

	2,604,300	U.S. Treasury Bill, 1.53%, due 02/27/20 (d)	2,594,514

		TOTAL SHORT-TERM INVESTMENTS (COST $45,061,744)	44,511,439

		TOTAL INVESTMENTS — 99.5% (Cost $223,285,812)	223,298,701

		Other Assets and Liabilities (net) — 0.5%	1,050,183

		TOTAL NET ASSETS — 100.0%	$224,348,884

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/23/2019	MSCI	JPY	1,731,000,000	USD	16,130,752	286,532
01/14/2020	GS	JPY	1,087,800,000	USD	10,187,053	212,772
02/25/2020	MSCI	JPY	1,731,000,000	USD	16,027,192	117,830

						$617,134

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
50	U.S. Treasury Note 2 Yr. (CBT)	March 2020	10,779,297	(1,101)
61	U.S. Treasury Note 5 Yr. (CBT)	March 2020	7,257,094	(2,255)
25	U.S. Treasury Note 10 Yr. (CBT)	March 2020	3,233,984	(3,882)

			$21,270,375	$(7,238)

Sales
5	U.S. Long Bond (CBT)	March 2020	$794,844	$1,037

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Reverse Repurchase Agreements(e)

Face Value		Description	Value ($)

USD	(673,719)	Barclays Bank PLC, 0.75%, dated 10/31/19 (collateral: Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21), to be repurchased on demand at face value plus accrued interest.	(673,719)

USD	(984,621)	Barclays Bank PLC, (0.75)%, dated 11/15/19 (collateral: Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26), to be repurchased on demand at face value plus accrued interest.	(984,621)

USD	(935,976)	Barclays Bank PLC, 0.75%, dated 11/18/19 (collateral: Antero Resources Corp., 5.63%, due 06/01/23), to be repurchased on demand at face value plus accrued interest.	(935,976)

			$(2,594,316)

		Average balance outstanding	$(2,931,146)

		Average interest rate (net)	1.44%

		Maximum balance outstanding	$(5,660,174)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HYS.33.V1-5Y	USD	31,079,000	5.00%	3.00%	31,079,000	12/20/2024	Quarterly	$2,062,868	$2,387,302	$324,434

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	JPM	USD	510,003	12/20/2019	Quarterly	—	10,020	10,020
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	JPM	USD	2,100,000	12/20/2019	Quarterly	—	20,447	20,447
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	JPM	USD	64,800,001	03/20/2020	Quarterly	—	183,941	183,941

							$—	$214,408	$214,408

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2019.

(d)	The rate shown represents yield-to-maturity.

(e)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

The rates shown on variable rate notes are the current interest rates at November 30, 2019, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 95.4%

	Asset-Backed Securities — 92.2%

	Auto Retail Subprime — 0.1%

922,126	CPS Auto Receivables Trust, Series 15-C, Class D, 144A, 4.63%, due 08/16/21	929,887

	CMBS Collateralized Debt Obligations — 1.1%

1,114,181	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class A, 144A, 5.45%, due 12/21/42	1,125,434

8,586,000	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	3,739,418

1,752,603	Capitalsource Real Estate Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 0.39%, 2.67%, due 01/20/37 (a)	1,717,551

3,692,719	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.52%, due 03/21/46	3,286,520

	Total CMBS Collateralized Debt Obligations	9,868,923

	Collateralized Loan Obligations — 19.3%

14,231,971	ACIS CLO Ltd., Series 15-6A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.59%, 3.50%, due 05/01/27	14,258,940

1,905,000	Apex Credit CLO II Ltd., Series 15-2A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 3.90%, due 10/17/26	1,852,689

685,840	BFNS LLC, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.98%, 2.92%, due 01/25/29	685,843

4,222,400	Catamaran CLO Ltd., Series 13-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.80%, 3.74%, due 01/27/28	4,043,716

1,797,511	CIFC Funding Ltd., Series 15-2A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.78%, 2.78%, due 04/15/27	1,796,954

5,510,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.09%, due 01/20/30	5,467,000

4,161,000	ECP CLO Ltd., Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 3.11%, due 04/22/30	4,115,387

1,259,600	Garrison BSL CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.65%, 3.65%, due 07/17/28	1,249,851

11,360,000	Garrison BSL CLO Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.97%, 2.97%, due 07/17/28	11,252,557

8,661,434	Halcyon Loan Advisors Funding Ltd., Series 12-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 4.91%, due 08/15/23	8,676,341

4,538,575	Jamestown CLO XI Ltd., Series 18-11A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + 1.70%, 3.70%, due 07/14/31	4,397,026

1,465,400	Madison Park Funding XII Ltd, Series 14-12A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 4.32%, due 07/20/26	1,469,568

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

6,592,700	Midocean Credit CLO IX, Series 18-9A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.75%, 3.72%, due 07/20/31	6,437,824

2,000,050	Midocean Credit Clo VIII, Series 18-8A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.65%, 3.55%, due 02/20/31	1,947,181

15,030,900	Mountain View CLO Ltd., Series 15-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.12%, due 07/15/31	14,804,760

8,166,264	Newfleet CLO Ltd., Series 16-1A, Class CR,144A, Variable Rate, 3 mo. LIBOR + 2.00%, 3.97%, due 04/20/28	7,928,618

4,645,500	NZCG Funding Ltd., Series 15-1A, Class A2R, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 3.47%, due 02/26/31	4,537,766

8,031,897	Palmer Square Loan Funding Ltd., Series 18-4A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.81%, due 11/15/26	8,036,338

2,015,360	Saranac CLO III Ltd, Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.26%, due 06/22/30	2,012,256

2,845,600	Shackleton 2013-IV-R CLO Ltd., Series 13-4RA, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.00%, due 04/13/31	2,801,599

1,563,370	Shackleton 2015-VIII CLO Ltd., Series 15-8A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.30%, 3.27%, due 10/20/27	1,537,973

16,974,000	Sound Point CLO II Ltd., Series 13-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.07%, 3.01%, due 01/26/31	16,695,592

6,235,025	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.00%, due 04/15/31	6,141,662

4,993,200	Venture CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.10%, due 07/18/31	4,957,249

5,200,000	Venture XII CLO Ltd., Series 12-12A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 3.11%, due 02/28/26	5,157,838

1,568,784	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 3.84%, due 07/25/26	1,569,131

1,552,967	WhiteHorse IX Ltd, Series 14-9A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.16%, 3.16%, due 07/17/26	1,555,093

6,750,000	Zais CLO 1 Ltd., Series 14-1A, Class A1BR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 3.50%, due 04/15/28	6,713,678

20,250,000	Zais CLO 1 Ltd., Series 14-1A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.15%, due 04/15/28	20,242,143

1,918,200	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.95%, due 04/15/29	1,900,666

	Total Collateralized Loan Obligations	174,243,239

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — 12.7%

8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	7,896,802

7,000,000	Commercial Mortgage Trust, Series 15-CR24, Class A5, 3.70%, due 08/10/48	7,479,259

6,334,436	Commercial Mortgage Trust, Series 15-CR25, Class A4, 3.76%, due 08/10/48	6,786,601

259,408	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 2.01%, due 04/15/37	245,528

204,950	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	202,609

6,372,761	CSAILCommercial Mortgage Trust, Series 15-C3, Class A4, 3.72%, due 08/15/48	6,782,742

6,101,601	GS Mortgage Securities Corp., Series 16-GS2, Class D, 144A, 2.75%, due 05/10/49	5,520,946

9,657,000	GS Mortgage Securities Trust, Series 15-GC34, Class A4, 3.51%, due 10/10/48	10,241,987

5,550,330	GS Mortgage Securities Trust, Series 15-GS1, Class A3, 3.73%, due 11/10/48	5,956,675

8,000,000	Jackson Park Trust, Series 19-LIC, Class E, 144A, Variable Rate, 3.24%, due 10/14/39	7,304,974

4,069,073	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-CB9, Class F, 144A, Variable Rate, 5.54%, due 06/12/41	4,140,282

1,326,589	LB-UBS Commercial Mortgage Trust, Series 04-C6, Class K, 144A, Variable Rate, 6.52%, due 08/15/36	1,357,199

21,895,571	Merrill Lynch Mortgage Investors Trust, Series 98-C1, Class F, Variable Rate, 6.25%, due 11/15/26	22,114,527

1,201,206	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class F, 144A, Variable Rate, 8.04%, due 07/15/33	1,129,134

8,543,000	Union Station District of Columbia, Series 2018-USDC, Class E, 144A, Variable Rate, 4.64%, due 05/13/38	9,023,525

8,270,894	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 4.81%, due 03/23/45	8,359,112

1,717,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.67%, due 04/16/35	1,735,287

8,563,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.67%, due 04/16/35	8,327,203

	Total Commercial Mortgage-Backed Securities	114,604,392

	Residential Mortgage-Backed Securities — Other — 12.0%

1,113,612	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 1.99%, due 02/25/36	465,579

20,313,343	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 2.07%, due 02/25/36	2,676,177

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	9,228,968

5,604,351	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	5,314,459

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	2,734,114

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	1,035,425

578,053	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 2.03%, due 02/25/37	546,658

2,751,532	Conseco Finance Corp., Series 97-5, Class B1, Variable Rate, 6.97%, due 05/15/29	2,647,883

5,440,279	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,252,616

6,156,723	Conseco Financial Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	6,251,035

3,063,746	Conseco Financial Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,926,197

1,460,662	Countrywide Home Equity Loan Trust, Series 07-E, Class A, FSA, Variable Rate, 1 mo. LIBOR + 0.15%, 1.92%, due 06/15/37	1,395,446

9,820,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 17-DNA3, Class M2, Variable Rate, 1 mo. LIBOR + 2.50%, 4.21%, due 03/25/30	10,098,918

452,621	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 2.21%, due 10/25/34	425,073

7,370,206	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	7,433,555

5,997,443	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	2,546,754

30,668,686	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 1.97%, due 06/25/36	2,822,007

14,666,895	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 5.72%, due 09/25/36	10,704,358

13,647,355	Home Loan Trust, Series 07-HI1, Class A4, Step Up, due 03/25/37	6,930,213

4,092,132	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 2.03%, due 03/25/36	677,912

584,738	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 1.95%, due 02/26/34	557,552

14,188,770	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 1.91%, due 03/25/36	957,349

8,093,565	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 2.05%, due 03/25/36	545,965

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

21,578,336	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 2.11%, due 03/25/36	1,455,459

1,259,732	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 2.61%, due 08/25/35	1,430,749

7,121,813	Oakwood Mortgage Investors, Inc., Series 99-C, Class A2, 7.48%, due 08/15/27	6,824,907

1,581,118	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,654,063

2,301,695	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,351,831

5,214,157	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	4,494,537

10,654,296	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	4,451,327

1,265,318	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,050,293

843,728	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	830,909

	Total Residential Mortgage-Backed Securities — Other	108,718,288

	Residential Mortgage-Backed Securities — Prime — 4.0%

1,477,714	Bear Stearns ARM Trust, Series 05-6, Class 3A1, Variable Rate, 4.47%, due 08/25/35	1,484,222

1,333,774	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 4.27%, due 10/25/35	1,370,417

851,833	Citigroup Mortgage Loan Trust, Series 05-3, Class 2A2, Variable Rate, 4.54%, due 08/25/35	848,733

6,042,924	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	5,288,623

2,390,320	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.94%, due 12/25/36	2,275,033

1,713,113	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 4.12%, due 03/25/37	1,633,929

2,262,363	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 4.36%, due 09/25/35	2,255,830

1,714,694	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 4.17%, due 09/25/35	1,737,908

1,643,354	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25%, 2.38%, due 01/25/47	1,643,881

17,602,934	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	17,994,819

	Total Residential Mortgage-Backed Securities — Prime	36,533,395

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Subprime — 1.9%

1,788,863	Asset Backed Funding Certificates, Series 05-AQ1, Class A5, Step Up, 4.70%, due 06/25/35	1,898,418

2,578,393	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 0.54%, due 05/26/37	2,464,991

1,723,153	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M3, Variable Rate, 1 mo. LIBOR + 1.08%, 2.79%, due 08/25/35	1,735,698

3,296,075	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M4, Variable Rate, 1 mo. LIBOR + 1.88%, 3.58%, due 08/25/35	3,315,169

2,948,416	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 1.82%, due 04/25/31	4,592,543

1,729,599	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 3.94%, due 11/20/34	1,772,759

1,686,400	GSAA Trust, Series 05-1, Class M1, Step Up, 5.30%, due 11/25/34	1,722,237

	Total Residential Mortgage-Backed Securities — Subprime	17,501,815

	Residential Mortgage-Backed Securities — Alt-A — 1.3%

875,732	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	914,279

2,154,638	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 2.41%, due 05/25/36	1,184,196

2,261,806	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 2.41%, due 10/25/36	1,225,505

3,232,351	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	3,325,418

5,159,490	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.76%, due 07/25/36	3,597,838

1,289,122	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	1,355,086

	Total Residential Mortgage-Backed Securities — Alt-A	11,602,322

	Small Balance Commercial Mortgages — 13.0%

505,915	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.84%, 2.55%, due 04/25/34	500,051

458,183	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 3.51%, due 04/25/34	456,352

509,214	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 2.85%, 4.56%, due 04/25/34	509,735

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

5,058,578	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.31%, 2.02%, due 08/25/35	4,860,474

2,626,512	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.39%, 2.10%, due 01/25/36	2,548,191

1,452,409	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.38%, 2.09%, due 04/25/36	1,394,345

2,096,694	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.23%, 1.94%, due 07/25/36	2,018,336

4,288,813	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.28%, 1.99%, due 07/25/36	4,134,757

5,897,378	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 1.96%, due 10/25/36	5,652,365

2,800,500	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 1.93%, due 03/25/37	2,661,017

2,283,376	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.24%, 1.95%, due 07/25/37	2,175,493

9,223,592	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 1.98%, due 07/25/37	8,792,631

5,939,931	Bayview Commercial Asset Trust, Series 07-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.32%, 2.03%, due 07/25/37	5,581,503

1,641,787	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, Variable Rate, 1 mo. LIBOR + 0.85%, 2.56%, due 12/25/37	1,632,970

14,050,569	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 2.96%, due 12/25/37	14,066,289

16,502,446	GE Business Loan Trust, Series 06-1X, Class A, Variable Rate, 1 mo. LIBOR + 0.20%, 1.97%, due 05/15/34	16,048,946

4,086,641	GE Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.17%, 1.94%, due 04/15/35	4,005,292

3,277,388	GE Business Loan Trust, Series 07-1A, Class D, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.77%, due 04/16/35	3,004,759

2,981,271	Hana SBL Loan Trust, Series 19-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 2.00%, 3.71%, due 08/25/45	2,981,268

134,661	Lehman Brothers Small Balance Commercial, Series 06-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.29%, 2.00%, due 09/25/36	134,600

170,159	Lehman Brothers Small Balance Commercial, Series 06-3A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + 0.20%, 2.02%, due 12/25/36	168,764

4,300,000	Lehman Brothers Small Balance Commercial, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 2.11%, due 06/25/37	4,137,923

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

1,596,520	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 1.96%, due 02/25/30	1,583,163

1,116,164	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.52%, 2.34%, due 09/25/30	1,112,916

2,467,604	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.82%, due 09/25/30	2,424,246

5,445,606	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.53%, 2.24%, due 04/25/31	5,321,975

2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.71%, due 04/25/31	1,944,376

2,554,500	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.39%, 2.10%, due 09/25/36	2,499,623

6,230,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class AJ, 144A, Variable Rate, 5.51%, due 10/25/37	6,396,884

469,577	Velocity Commercial Capital Loan Trust, Series 16-2, Class AFL, Variable Rate, 1 mo. LIBOR + 1.80%, 3.51%, due 10/25/46	470,950

1,984,291	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class C, 144A, Variable Rate, 4.21%, due 12/27/49	1,982,658

3,430,400	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 4.59%, due 12/27/49	3,441,177

2,585,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 4.75%, due 12/27/49	2,599,123

	Total Small Balance Commercial Mortgages	117,243,152

	Student Loans — Federal Family Education Loan Program — 6.8%

16,587,919	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 2.00%, due 01/25/23	16,323,805

6,097,932	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.19%, 2.13%, due 10/25/24	6,006,410

11,019,070	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 2.64%, due 01/25/43	10,069,259

4,557,306	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 2.42%, due 03/28/35 (a)	4,015,742

3,395,242	ECMC Group Student Loan Trust, Series 19-1A, Class A1B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.71%, due 07/25/69	3,389,479

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Federal Family Education Loan Program — continued

8,458,309	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 3.02%, due 06/15/21	8,295,028

13,250,316	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 3.59%, due 07/25/22	13,330,098

	Total Student Loans — Federal Family Education Loan Program	61,429,821

	Student Loans — Private — 19.7%

4,611,274	AccessLex Institute, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 2.74%, due 07/25/34	4,430,242

508,026	AccessLex Institute, Series 03-A, Class A2, Variable Rate, 3 mo. USBM +1.20%, due 07/01/38	506,430

3,872,968	KeyCorp Student Loan Trust, Series 05-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.73%, 2.83%, due 09/27/38	3,839,863

26,852,195	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 2.58%, due 12/27/41	26,408,247

3,007,689	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 2.74%, due 04/28/42	2,946,560

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 3.19%, due 07/28/42	4,646,176

1,686,064	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 2.27%, due 10/15/28	1,628,210

18,250,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 5.16%, due 03/31/38 (a)	6,935,000

4,817,577	National Collegiate Student Loan Trust, Series 05-3, Class A51 Variable Rate, 1 mo. LIBOR + 0.38%, 2.09%, due 10/25/33	4,592,583

382,609	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 1.94%, due 03/26/29	381,967

4,575,885	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + 0.24%, 1.95%, due 07/25/30	4,552,403

10,698,399	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 2.02%, due 05/25/32	10,126,555

6,498,031	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 2.06%, due 03/25/33	6,115,539

11,601,674	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 2.08%, due 06/25/33	11,010,204

14,906,500	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 2.01%, due 10/25/33	13,568,066

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

3,256,000	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 2.25%, due 12/26/33	2,960,855

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 5.50%, due 03/25/38 (a)	69,187

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 5.16%, due 03/25/38 (a)	23,500

7,965,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 06/15/32 (a)	7,961,814

4,050,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 09/15/32 (a)	4,048,380

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 3.72%, due 09/15/32	1,962,365

9,000,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 2.55%, due 09/15/33	8,775,517

3,749,034	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.28%, 2.40%, due 12/15/38	3,710,423

14,320,206	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 2.41%, due 06/15/39	13,980,269

16,058,804	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 2.45%, due 06/15/39	15,711,391

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 2.51%, due 12/15/39	2,309,874

8,861,719	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. LIBOR + 1.50%, 3.21%, due 01/25/36	8,873,667

6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 2.76%, due 01/25/46	6,634,368

	Total Student Loans — Private	178,709,655

	Time Share — 0.3%

275,032	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	275,047

1,197,071	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	1,201,928

1,091,228	Westgate Resorts LLC, Series 17-1A, Class A, 144A, 3.05%, due 12/20/30	1,096,157

	Total Time Share	2,573,132

	Total Asset-Backed Securities	833,958,021

	U.S. Government — 1.8%

10,300,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.60%, due 04/30/20 (b)	10,298,681

2,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.61%, due 07/31/20 (b)	1,999,446

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value† / Shares	Description	Value ($)

	U.S. Government — continued

4,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 1.68%, due 01/31/21 (b)	3,998,350

	Total U.S. Government	16,296,477

	U.S. Government Agency — 1.4%

5,431,250	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - 0.02%, 1.88%, due 02/01/25 (c)	5,254,627

5,250,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 2.06%, due 10/29/26 (c)	5,049,213

2,820,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 1.91%, due 07/01/23 (c)	2,756,912

	Total U.S. Government Agency	13,060,752

	TOTAL DEBT OBLIGATIONS (COST $867,808,827)	863,315,250

	MUTUAL FUNDS — 1.2%

	United States — 1.2%

	Affiliated Issuers — 1.2%

2,043,048	GMO U.S. Treasury Fund	10,215,242

	TOTAL MUTUAL FUNDS (COST $10,215,242)	10,215,242

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.7%

	Money Market Funds — 0.6%

5,260,161	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (d)	5,260,161

	Repurchase Agreements — 1.1%

9,999,870	Nomura Securities International, Inc. Repurchase Agreement, dated 11/27/19, maturing on 12/02/19 with a maturity value of $10,002,009 and an effective yield of 1.54%, collateralized by a U.S. Treasury Note with maturity date 05/15/25 and a market value of $10,184,711.	9,999,870

	TOTAL SHORT-TERM INVESTMENTS (COST $15,260,031)	15,260,031

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps — Puts — 0.0%

CDX.NA.HYS.33.V1-5Y	DB	106.50%	01/15/20	USD 24,600,000	Fixed Spread	Pay	96,847

CDX.NA.HYS.33.V1-5Y	GS	107.00%	12/18/19	USD 30,750,000	Fixed Spread	Pay	59,462

CDX.NA.IGS.33.V1-5Y	CITI	52.50%	12/18/19	USD 80,000,000	Fixed Spread	Pay	42,394

CDX.NA.IGS.33.V1-5Y	CITI	57.50%	12/18/19	USD 86,600,000	Fixed Spread	Pay	16,942

	Total Options on Credit Default Swaps — Puts						215,645

	TOTAL PURCHASED OPTIONS (COST $486,083)						215,645

	TOTAL INVESTMENTS — 98.3% (Cost $893,770,183)						889,006,168

	Other Assets and Liabilities (net) — 1.7%						15,663,925

	TOTAL NET ASSETS — 100.0%						$904,670,093

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/21/2020	JPM	EUR	792,979	USD	888,218	11,328
01/21/2020	BOA	USD	5,865,626	EUR	5,236,633	(74,868)
01/21/2020	MSCI	USD	214,827	EUR	193,990	(309)

						$(63,849)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
340	U.S. Treasury Note 2 Yr. (CBT)	March 2020	73,299,219	(7,484)
488	U.S. Treasury Note 5 Yr. (CBT)	March 2020	58,056,750	(18,036)
9	U.S. Treasury Note 10 Yr. (CBT)	March 2020	1,164,234	(1,398)
144	U.S. Treasury Ultra 10 Yr. (CBT)	March 2020	20,479,500	(29,600)

			$152,999,703	$(56,518)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Written Options on Credit Default Swaps — Puts

CDX.NA.HYS.33.V1-5Y	GS	101.00%	12/18/19	USD	25,200,000	Fixed Spread	Pay	(902)

CDX.NA.IGS.33.V1-5Y	GS	100.00%	12/18/19	USD	69,300,000	Fixed Spread	Pay	(31)

CDX.NA.IGS.33.V1-5Y	CITI	85.00%	01/15/20	USD	86,600,000	Fixed Spread	Pay	(6,437)

CDX.NA.HYS.33.V1-5Y	GS	101.00%	01/15/20	USD	30,750,000	Fixed Spread	Pay	(13,668)

CDX.NA.IGS.33.V1-5Y	CITI	80.00%	01/15/20	USD	80,000,000	Fixed Spread	Pay	(8,579)

CDX.NA.HYS.33.V1-5Y	DB	100.00%	02/19/20	USD	24,600,000	Fixed Spread	Pay	(22,945)

TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS — PUTS (Premiums $163,829)								$(52,562)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:

ITRAXX.EUROPES.31.V2-5Y	EUR 37,640,000	1.00%	0.40%	N/A	06/20/2024	Quarterly	(927,794)	(1,123,161)	(195,367)

ITRAXX.EUROPES.31.V2-5Y	EUR 38,000,000	1.00%	0.40%	N/A	06/20/2024	Quarterly	(1,096,507)	(1,133,903)	(37,396)

CDX.NA.IGS.33.V1-5Y	USD 24,600,000	1.00%	0.48%	N/A	12/20/2024	Quarterly	(596,317)	(592,589)	3,728

ITRAXX.XOVERS.30.V3-5Y	EUR 23,024,640	5.00%	2.18%	N/A	12/20/2023	Quarterly	(2,406,883)	(2,738,769)	(331,886)

Sell Protection^:

CDX.NA.IGS.28.V1-5Y	USD 17,200,000	1.00%	0.28%	17,200,000 USD	06/20/2022	Quarterly	300,982	304,904	3,922

							$(4,726,519)	$(5,283,518)	$(556,999)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:

CDX.NA.HYS.25.V1-5Y	JPM	USD	4,343,000	5.00%	0.20%	N/A	12/20/2020	Quarterly	(26,058)	(221,959)	(195,901)

CDX.NA.HYS.25.V1-5Y	BOA	USD	4,400,000	5.00%	0.20%	N/A	12/20/2020	Quarterly	369,771	(224,872)	(594,643)

CDX.NA.HYS.25.V5-5Y	JPM	USD	8,543,000	5.00%	0.20%	N/A	12/20/2020	Quarterly	(847,893)	(436,610)	411,283

CDX.NA.IGS.25.V1-5Y	BOA	USD	4,400,000	1.00%	0.20%	N/A	12/20/2020	Quarterly	710,600	(37,299)	(747,899)

CDX.NA.IGS.25.V2-5Y	CITI	USD	4,300,000	1.00%	0.20%	N/A	12/20/2020	Quarterly	547,891	(36,451)	(584,342)

CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	0.72%	N/A	12/20/2021	Quarterly	(11,825)	(376,263)	(364,438)

CDX.NA.HYS.27.V2-5Y	GS	USD	8,580,000	5.00%	0.72%	N/A	12/20/2021	Quarterly	21,450	(750,776)	(772,226)

D.R. HORTON, INC.	BCLY	USD	17,200,000	1.00%	0.17%	N/A	06/20/2022	Quarterly	(165,250)	(362,718)	(197,468)

CDX.NA.HYS.29.V1-5Y	JPM	USD	5,060,000	5.00%	1.37%	N/A	12/20/2022	Quarterly	(301,070)	(552,125)	(251,055)

CDX.NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	1.37%	N/A	12/20/2022	Quarterly	(282,711)	(701,095)	(418,384)

CDX.NA.HYS.29.V1-5Y	MORD	USD	3,450,800	5.00%	1.37%	N/A	12/20/2022	Quarterly	(188,414)	(376,536)	(188,122)

Navient Corp.	GS	USD	4,050,000	5.00%	1.11%	N/A	12/20/2022	Quarterly	(421,122)	(466,825)	(45,703)

Navient Corp.	BCLY	USD	2,576,400	5.00%	1.11%	N/A	12/20/2022	Quarterly	(208,665)	(296,970)	(88,305)

Navient Corp.	BCLY	USD	2,576,400	5.00%	1.11%	N/A	12/20/2022	Quarterly	(198,694)	(296,970)	(98,276)

Navient Corp.	BCLY	USD	3,435,200	5.00%	1.11%	N/A	12/20/2022	Quarterly	(264,646)	(395,960)	(131,314)

ITRAXX.EUROPES.32.V1-5Y	BOA	EUR	10,000,000	1.00%	1.96%	N/A	12/20/2024	Quarterly	748,704	535,244	(213,460)

CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	0.45%	N/A	01/17/2047	Monthly	205,782	(271,828)	(477,610)

CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.45%	N/A	01/17/2047	Monthly	47,352	(92,282)	(139,634)

CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.45%	N/A	01/17/2047	Monthly	197,705	(341,634)	(539,339)

CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.45%	N/A	01/17/2047	Monthly	112,812	(90,131)	(202,943)

CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	0.45%	N/A	01/17/2047	Monthly	(119,899)	(155,845)	(35,946)

CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	0.86%	N/A	10/17/2057	Monthly	247,717	(262,886)	(510,603)

CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	0.50%	N/A	10/17/2057	Monthly	140,432	(78,234)	(218,666)

CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	0.50%	N/A	10/17/2057	Monthly	73,095	(205,572)	(278,667)

CMBX.NA.BBB-.8	CGMI	USD	4,223,000	3.00%	3.68%	N/A	10/17/2057	Monthly	392,728	125,122	(267,606)

CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	3.68%	N/A	10/17/2057	Monthly	400,908	125,152	(275,756)

CMBX.NA.BBB-.8	CSI	USD	2,108,500	3.00%	3.68%	N/A	10/17/2057	Monthly	144,924	62,472	(82,452)

CMBX.NA.BBB-.8	GS	USD	8,650,000	3.00%	3.68%	N/A	10/17/2057	Monthly	1,299,082	256,289	(1,042,793)

CMBX.NA.BBB-.8	CGMI	USD	2,134,000	3.00%	3.68%	N/A	10/17/2057	Monthly	114,688	63,228	(51,460)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

OTC Credit Default Swaps — continued

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

CMBX.NA.AAA.9	CGMI	USD	4,000,000	0.50%	0.29%	N/A	09/17/2058	Monthly	(17,096)	(47,222)	(30,126)

CMBX.NA.AAA.9	GS	USD	5,602,300	0.50%	0.29%	N/A	09/17/2058	Monthly	(27,385)	(66,138)	(38,753)

CMBX.NA.AAA.9	MSCI	USD	3,328,000	0.50%	0.29%	N/A	09/17/2058	Monthly	(31,983)	(39,289)	(7,306)

CMBX.NA.AAA.9	GS	USD	10,000,000	0.50%	0.29%	N/A	09/17/2058	Quarterly	(102,116)	(118,055)	(15,939)

CMBX.NA.AAA.9	MORD	USD	5,000,000	0.50%	0.29%	N/A	09/17/2058	Monthly	(51,058)	(59,027)	(7,969)

CMBX.NA.AAA.9	GS	USD	7,000,000	0.50%	0.29%	N/A	09/17/2058	Quarterly	(69,157)	(82,638)	(13,481)

CMBX.NA.BBB-.9	DB	USD	4,400,000	3.00%	3.36%	N/A	09/17/2058	Monthly	950,085	82,002	(868,083)

CMBX.NA.BBB-.9	GS	USD	1,760,000	3.00%	3.36%	N/A	09/17/2058	Monthly	346,611	32,801	(313,810)

CMBX.NA.BBB-.9	MORD	USD	8,528,000	3.00%	3.36%	N/A	09/17/2058	Monthly	974,545	158,935	(815,610)

CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	3.36%	N/A	09/17/2058	Monthly	517,160	79,449	(437,711)
Sell Protection^:

CDX.NA.HYS. 27.V2-5Y	JPM	USD	8,600,000	5.00%	0.16%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	854,065	(289,735)

CDX.NA.HYS. 27.V2-5Y	GS	USD	12,870,000	5.00%	0.16%	12,870,000 USD	12/20/2021	Quarterly	1,657,013	1,278,118	(378,895)

CDX.NA.HYS. 27.V3-5Y	JPM	USD	8,543,000	5.00%	0.16%	8,543,000 USD	12/20/2021	Quarterly	1,230,192	848,404	(381,788)

CDX.NA.HYS. 27.V3-5Y	JPM	USD	12,672,000	5.00%	0.16%	12,672,000 USD	12/20/2021	Quarterly	1,795,622	1,258,454	(537,168)

CDX.NA.HYS. 27.V3-5Y	BOA	USD	8,545,000	5.00%	0.16%	8,545,000 USD	12/20/2021	Quarterly	1,369,764	848,603	(521,161)

CDX.NA.HYS. 29.V1-5Y	MORD	USD	10,233,600	5.00%	0.34%	10,233,600 USD	12/20/2022	Quarterly	1,547,320	1,442,390	(104,930)

CDX.NA.HYS. 29.V1-5Y	BOA	USD	5,115,600	5.00%	0.34%	5,115,600 USD	12/20/2022	Quarterly	742,274	721,026	(21,248)

CDX.NA.HYS. 31.V1-5Y	JPM	USD	18,387,605	5.00%	0.12%	18,387,605 USD	12/20/2023	Quarterly	3,660,972	3,460,906	(200,066)

ITRAXX.XOVERS. 30.V3-5Y	JPM	EUR	1,281,711	5.00%	29.50%	1,281,711 EUR	12/20/2023	Quarterly	(953,768)	(853,160)	100,608

ITRAXX.XOVERS. 30.V4-5Y	JPM	EUR	310,239	5.00%	29.50%	310,239 EUR	12/20/2023	Quarterly	(216,624)	(206,508)	10,116

CDX.NA.HYS.33.V1-5Y	GS	USD	26,300,000	5.00%	0.28%	26,300,000 USD	12/20/2024	Quarterly	5,816,903	5,831,540	14,637

ITRAXX.EUROPES. 32.V1-5Y	BOA	EUR	25,000,000	1.00%	0.78%	25,000,000 EUR	12/20/2024	Quarterly	114,434	307,320	192,886

CMBX.NA.A.9	GS	USD	6,822,400	2.00%	1.63%	6,822,400 USD	09/17/2058	Monthly	89,487	135,604	46,117

CMBX.NA.A.6	CSI	USD	4,217,000	2.00%	1.56%	4,217,000 USD	05/11/2063	Monthly	(52,739)	49,023	101,762

CMBX.NA.A.6	CGMI	USD	4,268,000	2.00%	1.56%	4,268,000 USD	05/11/2063	Monthly	(3,940)	49,616	53,556

									$23,169,710	$10,101,885	$(13,067,825)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.76%	3 Month USD LIBOR	USD	10,400,000	11/10/2022	Semi-Annually	(3,459)	(51,933)	(48,474)
1.41%	3 Month USD LIBOR	USD	32,360,000	08/20/2024	Semi-Annually	—	261,048	261,048
1.33%	3 Month USD LIBOR	USD	8,270,000	08/29/2024	Semi-Annually	—	99,977	99,977
1.80%	3 Month USD LIBOR	USD	30,736,000	01/18/2025	Semi-Annually	(20,923)	(309,766)	(288,843)
1.85%	3 Month USD LIBOR	USD	5,500,000	05/19/2026	Semi-Annually	(10,832)	(82,129)	(71,297)
1.94%	3 Month USD LIBOR	USD	7,700,000	06/04/2028	Semi-Annually	(8,055)	(172,959)	(164,904)
1.95%	3 Month USD LIBOR	USD	6,900,000	07/30/2028	Semi-Annually	(10,205)	(160,575)	(150,370)
1.83%	3 Month USD LIBOR	USD	6,600,000	11/12/2029	Semi-Annually	—	(79,506)	(79,506)
1.30%	3 Month USD LIBOR	USD	10,027,000	12/19/2029	Semi-Annually	—	377,630	377,630

						$(53,474)	$(118,213)	$(64,739)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counter- party	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on iBoxx USD Liquid Leverage Loans Index	3 Month USD LIBOR	GS	USD	5,000,001	12/20/2019	Quarterly	—	25,190	25,190

Total Return on iBoxx USD Liquid Leverage Loans Index	3 Month USD LIBOR	GS	USD	15,000,000	03/20/2020	Quarterly	—	92,164	92,164

							$—	$117,354	$117,354

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2019.

The rates shown on variable rate notes are the current interest rates at November 30, 2019, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 99.9%

	U.S. Government — 71.4%

5,000,000	U.S. Treasury Note, 1.38%, due 02/29/20	4,996,094

2,800,000	U.S. Treasury Note, 1.50%, due 08/15/20	2,796,609

19,000,000	U.S. Treasury Note, 1.38%, due 08/31/20	18,955,469

24,000,000	U.S. Treasury Note, 1.38%, due 10/31/20	23,928,750

14,000,000	U.S. Treasury Note, 1.63%, due 11/30/20	13,989,062

14,000,000	U.S. Treasury Note, 1.75%, due 12/31/20	14,004,375

69,000,000	U.S. Treasury Note, 1.38%, due 01/31/21	68,735,860

57,500,000	U.S. Treasury Note, 1.13%, due 02/28/21	57,091,211

17,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.61%, due 07/31/20	16,995,290

48,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 1.61%, due 10/31/20	47,969,854

94,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 1.68%, due 01/31/21	93,961,232

35,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.30%, 1.87%, due 10/31/21	35,034,802

	Total U.S. Government	398,458,608

	U.S. Government Agency — 16.0%

24,470,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.16%, 1.73%, due 02/07/20	24,466,665

20,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 1.59%, due 02/21/20	20,000,650

25,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.08%, 1.63%, due 07/24/20	24,997,472

3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 1.67%, due 10/07/20	2,999,971

12,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.13%, 1.68%, due 10/16/20	11,999,916

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.09%, 1.64%, due 09/10/21	4,997,453

	Total U.S. Government Agency	89,462,127

	Money Market Funds — 0.3%

1,444,833	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.57% (a)	1,444,833

Shares	Description	Value ($)

	Repurchase Agreements — 12.2%

68,050,457	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 11/29/19, maturing on 12/02/19 with a maturity value of $68,059,530 and an effective yield of 1.60%, collateralized by a U.S. Treasury Note with maturity date 10/31/23 and a market value of $69,459,986.	68,050,457

	TOTAL SHORT-TERM INVESTMENTS (COST $557,442,937)	557,416,025

	TOTAL INVESTMENTS — 99.9% (Cost $557,442,937)	557,416,025

	Other Assets and Liabilities (net) — 0.1%	430,104

	TOTAL NET ASSETS — 100.0%	$557,846,129

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2019.

The rates shown on variable rate notes are the current interest rates at November 30, 2019, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Organization

Each of Asset Allocation Bond Fund, Core Plus Bond Fund, Emerging Country Debt Fund, High Yield Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2019, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price and securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$299,397,710	$—	$299,397,710

TOTAL DEBT OBLIGATIONS	—	299,397,710	—	299,397,710

Mutual Funds	10,781,046	—	—	10,781,046
Short-Term Investments	278,486	—	—	278,486

Total Investments	11,059,532	299,397,710	—	310,457,242

Total	$11,059,532	$299,397,710	$—	$310,457,242

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$47,159,132	$—	$47,159,132
U.S. Government	130,149,028	—	—	130,149,028
U.S. Government Agency	—	92,736,812	—	92,736,812

TOTAL DEBT OBLIGATIONS	130,149,028	139,895,944	—	270,044,972

Mutual Funds	278,564,571	—	—	278,564,571
Short-Term Investments	1,168,077	154,383,818	—	155,551,895

Total Investments	409,881,676	294,279,762	—	704,161,438

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	4,770,147	—	4,770,147
Futures Contracts
Interest Rate Risk	7,893	—	—	7,893
Swap Contracts
Interest Rate Risk	—	2,185,376	—	2,185,376

Total	$409,889,569	$301,235,285	$—	$711,124,854

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,235,820)	$—	$(1,235,820)
Futures Contracts
Interest Rate Risk	(70,004)	—	—	(70,004)
Swap Contracts
Interest Rate Risk	—	(2,977,854)	—	(2,977,854)

Total	$(70,004)	$(4,213,674)	$—	$(4,283,678)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$36,216,059	$—	$36,216,059
Corporate Debt	—	71,246,900	27,656,905	98,903,805
Foreign Government Agency	—	822,717,353	148,993,075	971,710,428
Foreign Government Obligations	—	2,110,908,860	159,913,251	2,270,822,111
U.S. Government	539,730,797	78,916,592	—	618,647,389

TOTAL DEBT OBLIGATIONS	539,730,797	3,120,005,764	336,563,231	3,996,299,792

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Asset Valuation Inputs (continued)
Loan Assignments	$—	$—	$14,287,192	$14,287,192
Loan Participations	—	—	51,786,105	51,786,105
Mutual Funds	74,190,722	—	—	74,190,722
Rights/Warrants	—	18,337,256	2,238,566	20,575,822
Short-Term Investments	11,835,925	—	—	11,835,925

Total Investments	625,757,444	3,138,343,020	404,875,094	4,168,975,558

Derivatives^
Options
Credit Risk	—	—	1,043,865	1,043,865
Swap Contracts
Credit Risk	—	32,055,317	—	32,055,317
Interest Rate Risk	—	3,285,580	—	3,285,580

Total	$625,757,444	$3,173,683,917	$405,918,959	$4,205,360,320

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(543,208)	$—	$(543,208)
Options
Credit Risk	—	—	(5,373,184)	(5,373,184)
Swap Contracts
Credit Risk	—	(4,991,982)	—	(4,991,982)
Interest Rate Risk	—	(7,166,590)	—	(7,166,590)

Total	$—	$(12,701,780)	$(5,373,184)	$(18,074,964)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$66,073,747	$—	$66,073,747
U.S. Government	50,256,372	—	—	50,256,372
U.S. Government Agency	7,801,146	—	—	7,801,146

TOTAL DEBT OBLIGATIONS	58,057,518	66,073,747	—	124,131,265

Mutual Funds	54,655,997	—	—	54,655,997
Short-Term Investments	2,918,818	41,592,621	—	44,511,439

Total Investments	115,632,333	107,666,368	—	223,298,701

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	617,134	—	617,134
Futures Contracts
Interest Rate Risk	1,037	—	—	1,037
Swap Contracts
Credit Risk	—	2,387,302	—	2,387,302
Interest Rate Risk	—	214,408	—	214,408

Total	$115,633,370	$110,885,212	$—	$226,518,582

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(7,238)	$—	$—	$(7,238)

Total	$(7,238)	$—	$—	$(7,238)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$202,609	$808,984,238	$24,771,174	$833,958,021
U.S. Government	16,296,477	—	—	16,296,477
U.S. Government Agency	—	—	13,060,752	13,060,752

TOTAL DEBT OBLIGATIONS	16,499,086	808,984,238	37,831,926	863,315,250

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds	$10,215,242	$—	$—	$10,215,242
Short-Term Investments	5,260,161	9,999,870	—	15,260,031
Purchased Options	—	215,645	—	215,645

Total Investments	31,974,489	819,199,753	37,831,926	889,006,168

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	11,328	—	11,328
Swap Contracts
Credit Risk	—	18,910,667	—	18,910,667
Interest Rate Risk	—	856,009	—	856,009

Total	$31,974,489	$838,977,757	$37,831,926	$908,784,172

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(75,177)	$—	$(75,177)
Futures Contracts
Interest Rate Risk	(56,518)	—	—	(56,518)
Written Options
Credit Risk	—	(52,562)	—	(52,562)
Swap Contracts
Credit Risk	—	(14,092,300)	—	(14,092,300)
Interest Rate Risk	—	(856,868)	—	(856,868)

Total	$(56,518)	$(15,076,907)	$—	$(15,133,425)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$489,365,568	$68,050,457	$—	$557,416,025

Total Investments	489,365,568	68,050,457	—	557,416,025

Total	$489,365,568	$68,050,457	$—	$557,416,025

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at November 30, 2019.

For Funds with total Level 3 assets and/or liabilities that exceed 0.05% of current period net assets, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2019	Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of November 30, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2019
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$24,697,310	$—	$—		$(1,135)	$—	$2,960,730	$—		$—	$27,656,905	$2,960,730
Foreign Government Agency	130,262,106	—	(10,670,637)		1,570,406	3,322,932	2,797,061	21,711,207	‡	—	148,993,075	2,797,061
Foreign Government Obligations	116,011,870	—	(3,206,336)		3,000,076	—	6,402,476	37,705,165	‡	—	159,913,251	6,402,476
Loan Assignments	7,965,089	6,958,320	(934,321)		(8,488)	—	306,592	—		—	14,287,192	306,592
Loan Participations	58,083,336	—	(7,379,685)		1,583,559	(525)	(500,580)	—		—	51,786,105	(494,683)
Rights/Warrants	2,736,698	—	—		—	—	(498,132)	—		—	2,238,566	(498,132)

Total Investments	339,756,409	6,958,320	(22,190,979)		6,144,418	3,322,407	11,468,147	59,416,372		—	404,875,094	11,474,044

Derivatives
Options	(993,146)	—	—		—	(552,707)	(2,783,466)	—		—	(4,329,319)	(2,783,466)

Total	$338,763,263	$6,958,320	$(22,190,979	) #	$6,144,418	$2,769,700	$8,684,681	$59,416,372		$—	$400,545,775	$8,690,578

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$30,514,634	$119,850	$(4,778,445)		$162,306	$—	$(1,247,171)	$—		$—	$24,771,174	$(1,247,171)
U.S. Government Agency	14,579,868	—	(1,596,250)		17,284	—	59,850	—		—	13,060,752	59,850

Total	$45,094,502	$119,850	$(6,374,695	) ##	$179,590	$—	$(1,187,321)	$—		$—	$37,831,926	$(1,187,321)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $12,674,104 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $3,830,696 of proceeds received from partial calls and/or principal paydowns as applicable.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2019 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$29,705,779	$58,664,301	$77,590,000	$234,245	$998	$(32)	$10,781,046

Core Plus Bond Fund
GMO Emerging Country Debt Fund, Class IV	$34,628,088	$—	$—	$527,247	$—	$1,319,412	$35,947,500
GMO Opportunistic Income Fund, Class VI	135,749,920	—	—	1,430,010	—	3,521,936	139,271,856
GMO U.S. Treasury Fund	39,599,632	280,420,001	313,780,000	128,592	6,479	(12,467)	6,233,645

Totals	$209,977,640	$280,420,001	$313,780,000	$2,085,849	$6,479	$4,828,881	$181,453,001

Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,190,722	$—	$—	$1,212,981	$—	$—	$74,190,722

High Yield Fund
GMO U.S. Treasury Fund	$3,539,546	$132,610,557	$136,134,000	$63,590	$(1,174)	$(26)	$14,903

Opportunistic Income Fund
GMO U.S. Treasury Fund	$17,465,242	$15,000,000	$22,250,000	$180,916	$(2,899)	$2,899	$10,215,242

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2019 through November 30, 2019. The actual tax characterization of distributions paid by the underlying funds will be determined at the fiscal year ending February 29, 2020.

Subsequent events

Effective March 1, 2020, GMO Emerging Country Debt Fund’s investment objective will be “total return in excess of that of its benchmark, the J.P. Morgan EMBI Global Diversified”.

Subsequent to November 30, 2019, GMO High Yield Fund received redemption requests in the amount of $64,452,534.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.7%

	Argentina — 1.2%

203,115	Adecoagro SA *	1,397,431

	Australia — 1.5%

415,437	Infigen Energy	184,008

19,699	OZ Minerals Ltd	140,548

238,096	Sandfire Resources NL	900,182

182,396	Tassal Group Ltd	535,608

	Total Australia	1,760,346

	Brazil — 1.6%

38,815	Cosan SA	569,339

109,200	Duratex SA	370,904

194,700	Sao Martinho SA	961,152

	Total Brazil	1,901,395

	Canada — 3.1%

89,463	Canadian Solar Inc *	1,462,720

1,255,600	Largo Resources Ltd *	964,174

99,000	Lundin Mining Corp	535,881

29,900	NFI Group Inc	605,743

10,000	TransAlta Renewables Inc	113,152

	Total Canada	3,681,670

	China — 4.0%

4,275,000	CGN Power Co Ltd – Class H	1,070,685

883,000	Chaowei Power Holdings Ltd	310,221

609,000	China Datang Corp Renewable Power Co Ltd – Class H	59,950

825,000	China Suntien Green Energy Corp Ltd – Class H	226,626

586,000	China Water Affairs Group Ltd.	449,880

35,500	Hollysys Automation Technologies Ltd	522,205

168,000	MMG Ltd *	36,686

910,000	Tianneng Power International Ltd	598,625

518,000	Wasion Group Holdings Ltd	245,243

620,120	Xinjiang Goldwind Science & Technology Co Ltd – Class H	689,911

236,914	Zhengzhou Yutong Bus Co Ltd – Class A	473,115

	Total China	4,683,147

	Denmark — 3.1%

38,651	Vestas Wind Systems A/S	3,678,469

	Finland — 0.2%

17,755	Kemira Oyj	277,396

	France — 8.6%

16,842	Albioma SA	424,079

58,605	Electricite de France SA	601,966

20,006	Nexans SA	791,592

12,308	Schneider Electric SE	1,187,313

24,543	STMicroelectronics NV	599,874

Shares	Description	Value ($)

	France — continued

98,076	Suez	1,451,924

60,545	Valeo SA	2,384,469

81,320	Veolia Environnement SA	2,082,199

11,700	Vilmorin & Cie SA	644,642

	Total France	10,168,058

	Germany — 2.5%

13,683	CENTROTEC Sustainable AG	250,116

98,604	E.ON SE	1,031,786

39,459	K+S AG (Registered)	445,220

209	Knorr-Bremse AG	20,313

9,459	Siemens AG (Registered)	1,218,930

	Total Germany	2,966,365

	India — 0.2%

609,266	Jain Irrigation Systems Ltd	88,727

253,775	Rashtriya Chemicals & Fertilizers Ltd	175,443

	Total India	264,170

	Israel — 1.6%

411,325	Israel Chemicals Ltd	1,927,491

	Italy — 2.6%

248,757	Enel SPA	1,880,125

25,758	Prysmian SPA	586,532

99,537	Terna Rete Elettrica Nazionale SPA	638,823

	Total Italy	3,105,480

	Japan — 9.9%

6,900	Central Japan Railway Co	1,394,370

900	Daikin Industries Ltd	129,655

15,400	East Japan Railway Co	1,417,243

35,900	Ebara Corp	1,080,298

44,500	GS Yuasa Corp	901,242

88,700	Hitachi Zosen Corp	340,649

85,300	Kubota Corp	1,317,018

9,000	Kurita Water Industries Ltd	251,850

4,300	METAWATER Co Ltd	156,887

47,700	Osaki Electric Co Ltd	324,150

188,800	Panasonic Corp	1,781,387

89,700	Renesas Electronics Corp *	585,127

41,700	Takuma Co Ltd	478,023

7,600	Tsukishima Kikai Co Ltd	115,829

14,600	West Japan Railway Co	1,286,422

8,000	Yokogawa Electric Corp	146,634

	Total Japan	11,706,784

	Malaysia — 0.1%

724,600	George Kent Malaysia Berhad	167,415

	Mexico — 2.8%

1,251,200	Grupo Mexico SAB de CV	3,265,362

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 0.8%

46,972	Arcadis NV	955,400

	Norway — 2.1%

130,721	Austevoll Seafood ASA	1,250,802

704	Bakkafrost P/F	47,197

17,024	Borregaard ASA	172,744

27,157	Grieg Seafood ASA	414,512

1,183	Mowi ASA	29,339

6,512	Norway Royal Salmon ASA	169,363

1,025	Salmar ASA	48,793

7,586	Yara International ASA	285,781

	Total Norway	2,418,531

	Pakistan — 0.5%

827,000	Fauji Fertilizer Co Ltd	564,524

	Poland — 1.5%

77,187	KGHM Polska Miedz SA *	1,771,931

	Portugal — 1.0%

292,120	EDP – Energias de Portugal SA	1,181,906

	Russia — 4.5%

106,556	MMC Norilsk Nickel PJSC ADR	2,796,502

105,480	PhosAgro PJSC GDR (Registered)	1,300,245

116,061	Ros Agro Plc GDR (Registered)	1,165,459

	Total Russia	5,262,206

	South Africa — 0.0%

19,722	Tongaat Hulett Ltd * (a)	8,891

	South Korea — 0.4%

1,743	LG Chem Ltd	453,387

	Spain — 3.3%

6,288	Acciona SA	650,529

2,409	Construcciones y Auxiliar de Ferrocarriles SA	105,214

45,021	Endesa SA	1,223,884

11,949	Fomento de Construcciones y Contratas SA	144,162

118,576	Iberdrola SA	1,166,519

29,287	Red Electrica Corp SA	571,359

	Total Spain	3,861,667

	Switzerland — 0.7%

590	Gurit Holding AG	781,419

	Taiwan — 0.4%

90,000	Delta Electronics Inc	412,887

	Thailand — 0.4%

821,600	SPCG Pcl	530,128

Shares	Description	Value ($)

	Ukraine — 0.6%

67,964	Kernel Holding SA	718,889

	United Kingdom — 2.9%

46,291	Drax Group Plc	166,966

27,798	Go-Ahead Group Plc	787,862

102,851	KAZ Minerals Plc	650,685

77,381	Polypipe Group Plc	490,310

159,653	Renewables Infrastructure Group Ltd (The)	270,985

961,840	Renewi Plc	365,974

375,079	Stagecoach Group Plc	661,284

	Total United Kingdom	3,394,066

	United States — 33.6%

14,100	AGCO Corp.	1,101,633

52,300	Albemarle Corp.	3,419,374

50,700	BorgWarner, Inc.	2,131,935

4,700	Darling Ingredients, Inc. *	111,860

58,500	Delphi Technologies Plc *	728,910

12,900	Eaton Corp Plc	1,193,250

8,600	Edison International	594,260

3,500	EnerSys	245,595

26,500	Exelon Corp.	1,176,600

33,700	First Solar, Inc. *	1,861,588

514,880	Freeport-McMoRan, Inc.	5,859,334

20,300	FutureFuel Corp.	227,766

900	Ingersoll-Rand Plc	117,999

27,700	Johnson Controls International Plc	1,186,391

146,600	Livent Corp. *	1,143,480

177,500	Mosaic Co. (The)	3,381,375

45,400	ON Semiconductor Corp. *	974,738

29,500	Owens Corning	1,978,270

274,763	Renewable Energy Group, Inc. *	4,687,457

4,800	REX American Resources Corp. *	440,880

8,200	Rexnord Corp. *	259,038

75,895	SolarEdge Technologies, Inc. *	6,193,791

5,100	TE Connectivity Ltd.	472,821

700	Valmont Industries, Inc.	100,198

	Total United States	39,588,543

	TOTAL COMMON STOCKS (COST $109,450,477)	112,855,354

	PREFERRED STOCKS (b) — 2.7%

	Chile — 2.7%

133,200	Sociedad Quimica y Minera de Chile SA Sponsored ADR	3,174,156

	TOTAL PREFERRED STOCKS (COST $5,641,897)	3,174,156

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Faroe Islands — 0.0%

20	Bakkafrost P/F, Expires 12/05/19 * (c)	257

	TOTAL RIGHTS/WARRANTS (COST $0)	257

	MUTUAL FUNDS — 0.5%

	United States — 0.5%

	Affiliated Issuers — 0.5%

117,157	GMO U.S. Treasury Fund (d)	585,783

	TOTAL MUTUAL FUNDS (COST $586,937)	585,783

	SHORT-TERM INVESTMENTS — 1.1%

	Money Market Funds — 1.1%

1,310,898	State Street Institutional Treasury Money Market Fund-Premier Class, 1.58% (e)	1,310,898

	TOTAL SHORT-TERM INVESTMENTS (COST $1,310,898)	1,310,898

	TOTAL INVESTMENTS — 100.0% (Cost $116,990,209)	117,926,448

	Other Assets and Liabilities (net) — 0.0%	46,183

	TOTAL NET ASSETS — 100.0%	$117,972,631

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	Investment valued using significant unobservable inputs.

(d)	All or a portion of this security is purchased with collateral from securities loaned.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 75.3%

	Belgium — 0.3%

32,673	Anheuser-Busch InBev SA/NV	2,589,941

	Brazil — 1.6%

386,600	B3 SA – Brasil Bolsa Balcao	4,357,548

880,500	BR Malls Participacoes SA	3,238,157

224,700	Localiza Rent a Car SA	2,390,460

207,000	Lojas Renner SA	2,532,678

648,000	Rumo SA *	3,739,197

	Total Brazil	16,258,040

	Chile — 0.3%

51,045,203	Banco Santander Chile	2,728,973

	China — 29.3%

320,376	Alibaba Group Holding Ltd Sponsored ADR *	64,075,200

234,800	Alibaba Group Holding Ltd. *	5,950,834

286,600	ASM Pacific Technology Ltd	3,741,207

23,700	Baidu Inc Sponsored ADR *	2,809,161

356,805	Beijing Shunxin Agriculture Co Ltd	2,541,638

573,900	Budweiser Brewing Co. APAC Ltd. *	2,045,401

30,071,004	China Construction Bank Corp – Class H	23,921,818

189,800	China Gas Holdings Ltd	705,479

3,463,200	China International Capital Corp Ltd – Class H	5,959,289

1,543,000	China Mengniu Dairy Co Ltd *	5,903,116

4,518,000	China Merchants Bank Co Ltd – Class H	21,348,291

1,918,000	China Overseas Land & Investment Ltd	6,437,183

2,120,000	China Resources Land Ltd	9,177,913

3,509,000	Industrial & Commercial Bank of China Ltd – Class H	2,500,826

89,300	JD.com Inc ADR *	2,915,645

1,766,444	Midea Group Co Ltd – Class A	13,657,542

13,300	NetEase Inc ADR	4,193,756

27,300	New Oriental Education & Technology Group Inc Sponsored ADR *	3,305,484

4,123,551	Ping An Bank Co Ltd – Class A	8,973,403

2,960,405	Ping An Insurance Group Co of China Ltd – Class H	33,616,299

339,000	Shenzhou International Group Holdings Ltd	4,468,854

56,900	TAL Education Group ADR *	2,518,394

1,000,884	Tencent Holdings Ltd	42,232,425

2,258,000	Tingyi Cayman Islands Holding Corp	3,673,906

335,111	Wuliangye Yibin Co Ltd – Class A	6,086,268

184,700	Yum China Holdings Inc	8,222,844

	Total China	290,982,176

	France — 0.4%

10,387	L’Oreal SA	2,961,574

7,763	Pernod Ricard SA	1,426,081

	Total France	4,387,655

	Greece — 0.4%

2,173,257	Eurobank Ergasias SA *	2,287,156

Shares	Description	Value ($)

	Greece — continued

421,353	National Bank of Greece SA *	1,425,227

	Total Greece	3,712,383

	Hong Kong — 1.9%

1,881,041	AIA Group Ltd	18,823,957

	India — 5.7%

445,608	Bharti Airtel Ltd *	2,742,336

870,808	CMI Ltd (a)	662,135

1,048,219	Coffee Day Enterprises Ltd *	726,486

10,683,040	Gayatri Highways Ltd *	44,779

11,052,457	Gayatri Projects Ltd * (a)	10,705,318

203,740	HDFC Bank Ltd	3,611,629

220,000	HDFC Bank Ltd ADR	13,585,000

345,252	HDFC Life Insurance Co Ltd	2,752,815

118,697	Hindustan Unilever Ltd	3,363,952

1,508,538	ICICI Bank Ltd	10,752,814

486,985	ICICI Prudential Life Insurance Co Ltd	3,409,709

77,662	Kotak Mahindra Bank Ltd	1,739,146

199,745	SBI Life Insurance Co Ltd	2,668,766

	Total India	56,764,885

	Indonesia — 2.9%

12,919,164	Bank Central Asia Tbk PT	28,751,136

	Japan — 0.2%

13,100	Daikin Industries Ltd	1,887,201

	Mexico — 1.1%

579,600	Fomento Economico Mexicano SAB de CV	5,245,347

476,000	Grupo Financiero Banorte SAB de CV – Class O	2,496,917

1,094,600	Wal-Mart de Mexico SAB de CV	3,046,816

	Total Mexico	10,789,080

	Peru — 0.3%

14,482	Credicorp Ltd	3,058,454

	Philippines — 1.9%

4,055,742	BDO Unibank Inc	12,112,172

3,653,440	Puregold Price Club Inc	2,887,973

9,925,400	Semirara Mining & Power Corp	4,258,145

	Total Philippines	19,258,290

	Russia — 1.4%

930,450	Sberbank of Russia PJSC Sponsored ADR	13,617,847

	South Africa — 1.1%

399,792	FirstRand Ltd	1,706,469

139,469	Mr Price Group Ltd	1,665,319

51,234	Naspers Ltd – N Shares	7,299,931

	Total South Africa	10,671,719

	South Korea — 6.9%

43,721	GS Retail Co Ltd	1,413,277

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

11,249	Kakao Corp	1,482,821

150,707	KB Financial Group Inc	5,888,317

3,374	LG Household & Health Care Ltd	3,618,478

1,284,743	Samsung Electronics Co Ltd	54,921,281

7,181	SK Telecom Co Ltd	1,493,711

	Total South Korea	68,817,885

	Switzerland — 1.7%

159,684	Nestle SA (Registered)	16,582,344

	Taiwan — 12.0%

1,361,770	Chailease Holding Co Ltd	6,085,527

11,994,000	CTBC Financial Holding Co Ltd	8,587,851

1,815,000	Delta Electronics Inc	8,326,556

7,627,575	E.Sun Financial Holding Co Ltd	6,761,705

35,000	Largan Precision Co Ltd	5,086,194

9,186,000	Mega Financial Holding Co Ltd	9,122,386

539,000	President Chain Store Corp	5,395,122

4,096,486	Taiwan Cement Corp	5,557,723

5,601,800	Taiwan Semiconductor Manufacturing Co Ltd	56,346,586

2,017,000	Uni-President Enterprises Corp	4,791,406

271,000	Yageo Corp	2,931,063

	Total Taiwan	118,992,119

	Thailand — 2.7%

2,660,400	Airports of Thailand Pcl (Foreign Registered)	6,645,190

2,582,000	CP ALL Pcl (Foreign Registered)	6,496,576

1,133,700	CPN Retail Growth Leasehold (Foreign Registered) (REIT)	1,266,048

5,498,924	Land & Houses Pcl (Foreign Registered)	1,782,586

8,309,400	Quality Houses Leasehold Property Fund	4,099,243

2,194,400	Tisco Financial Group Pcl (Foreign Registered)	7,078,883

	Total Thailand	27,368,526

	Turkey — 1.2%

8,770,103	Akbank TAS *	11,830,641

	United Arab Emirates — 0.3%

2,526,700	Emaar Properties PJSC	2,839,587

	Vietnam — 1.7%

4,500,140	Bank for Foreign Trade of Vietnam JSC	16,560,331

	TOTAL COMMON STOCKS (COST $726,831,507)	747,273,170

	PREFERRED STOCKS (b) — 2.5%

	Brazil — 2.5%

1,416,160	Banco Bradesco SA	11,162,165

1,692,450	Itau Unibanco Holding SA	13,911,534

	Total Brazil	25,073,699

	TOTAL PREFERRED STOCKS (COST $30,671,734)	25,073,699

Shares	Description	Value ($)

	INVESTMENT FUNDS — 16.6%

	Brazil — 1.8%

416,600	iShares MSCI Brazil ETF	17,693,002

	Russia — 3.7%

1,503,200	VanEck Vectors Russia ETF	36,467,632

	South Korea — 1.1%

477,247	Samsung Kodex 200 ETF	11,222,494

	Taiwan — 1.0%

260,900	iShares MSCI Taiwan ETF	10,292,505

	Thailand — 4.0%

70,385,990	Digital Telecommunications Infrastructure Fund	39,129,337

	United States — 5.0%

973,972	iShares Core MSCI Emerging Markets ETF	49,838,147

	TOTAL INVESTMENT FUNDS (COST $157,232,594)	164,643,117

	DEBT OBLIGATIONS — 1.0%

	United States — 1.0%

10,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.61%, due 07/31/20	9,997,230

	TOTAL DEBT OBLIGATIONS (COST $10,001,441)	9,997,230

	MUTUAL FUNDS — 3.8%

	United States — 3.8%

	Affiliated Issuers — 3.8%

7,584,796	GMO U.S. Treasury Fund	37,923,977

	TOTAL MUTUAL FUNDS (COST $37,953,986)	37,923,977

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

1,718,848	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (c)	1,718,848

	TOTAL SHORT-TERM INVESTMENTS (COST $1,718,848)	1,718,848

	TOTAL INVESTMENTS — 99.4% (Cost $964,410,110)	986,630,041

	Other Assets and Liabilities (net) — 0.6%	6,259,487

	TOTAL NET ASSETS — 100.0%	$992,889,528

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Affiliated company.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2019.

The rates shown on variable rate notes are the current interest rates at November 30, 2019, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

JSC - Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.2%

	Argentina — 0.3%

290,000	Banco BBVA Argentina SA ADR	1,133,900

153,800	Banco Macro SA ADR	3,975,730

101,200	Grupo Financiero Galicia SA ADR	1,352,032

167,600	Pampa Energia SA Sponsored ADR *	2,286,064

188,100	Transportadora de Gas del Sur SA ADR – Class B	1,134,243

	Total Argentina	9,881,969

	Brazil — 0.1%

283,500	M Dias Branco SA	2,215,126

	Chile — 0.0%

24,278	Inversiones La Construccion SA	235,274

	China — 35.3%

4,543,000	361 Degrees International Ltd	823,930

770,500	AAC Technologies Holdings Inc	5,435,496

3,262,000	Agile Group Holdings Ltd	4,576,972

7,199,500	Agricultural Bank of China Ltd – Class A	3,709,165

82,107,290	Agricultural Bank of China Ltd – Class H	33,243,708

1,665,000	Agritrade Resources Ltd	131,873

6,713,130	Aier Eye Hospital Group Co Ltd – Class A	38,150,086

256,326	Alibaba Group Holding Ltd Sponsored ADR *	51,265,200

3,882,000	Angang Steel Co Ltd – Class H	1,472,725

3,224,036	Anhui Conch Cement Co Ltd – Class A	21,033,323

4,407,500	Anhui Conch Cement Co Ltd – Class H	28,196,852

1,319,999	Anhui Expressway Co Ltd – Class A	1,076,513

31,000	ANTA Sports Products Ltd	291,529

223,000	Asia Cement China Holdings Corp	299,676

111,553,682	Bank of China Ltd – Class H	44,739,237

309,500	Baoye Group Co Ltd – Class H *	196,257

242,000	Beijing Capital International Airport Co Ltd – Class H	228,797

1,126,000	Beijing Enterprises Water Group Ltd *	552,517

8,190,441	Beijing North Star Co Ltd – Class A	3,545,422

1,122,000	Bosideng International Holdings Ltd	536,001

642,500	Budweiser Brewing Co APAC Ltd *	2,289,894

1,176,000	BYD Electronic International Co Ltd	2,102,974

12,833,000	CGN Power Co Ltd – Class H	3,214,058

31,100	Changyou.com Ltd ADR	297,005

47,000	Cheetah Mobile Inc ADR	156,980

1,867,100	China Communications Construction Co Ltd – Class A	2,393,068

1,320,000	China Communications Construction Co Ltd – Class H	1,027,206

8,524,560	China Communications Services Corp Ltd – Class H	5,738,547

127,415,906	China Construction Bank Corp – Class H	101,360,768

87,600	China Gas Holdings Ltd	325,606

2,127,368	China International Travel Service Corp Ltd – Class A	25,397,235

12,484,000	China Jinmao Holdings Group Ltd	8,302,992

Shares	Description	Value ($)

	China — continued

701,000	China Lesso Group Holdings Ltd	734,331

9,047,000	China Machinery Engineering Corp – Class H	3,596,905

130,000	China Maple Leaf Educational Systems Ltd	45,340

55,177	China Merchants Bank Co Ltd – Class A	282,941

2,858,937	China Mobile Ltd	21,555,061

148,200	China Mobile Ltd Sponsored ADR	5,591,586

1,242,375	China National Chemical Engineering Co Ltd – Class A	1,101,860

3,266,000	China Oriental Group Co Ltd	1,347,743

1,503,000	China Overseas Grand Oceans Group Ltd	842,967

14,032,000	China Overseas Land & Investment Ltd	47,094,132

470,000	China Overseas Property Holdings Ltd	289,499

1,798,600	China Pacific Insurance Group Co Ltd – Class A	8,768,199

1,273,800	China Pacific Insurance Group Co Ltd – Class H	4,504,911

14,700	China Petroleum & Chemical Corp ADR	820,995

75	China Petroleum & Chemical Corp – Class A	53

200	China Railway Construction Corp Ltd – Class A	276

1,313,574	China Railway Group Ltd – Class A	1,056,802

2,591,000	China Railway Group Ltd – Class H	1,516,749

389,000	China Railway Signal & Communication Corp Ltd – Class H	208,685

6,586,000	China Resources Cement Holdings Ltd	7,890,568

806,000	China Resources Gas Group Ltd	4,487,864

9,762,000	China Resources Land Ltd	42,261,690

375,000	China SCE Group Holdings Ltd	178,777

7,345,244	China Shenhua Energy Co Ltd – Class A	17,991,184

14,449,000	China Shenhua Energy Co Ltd – Class H	27,976,054

894,000	China South City Holdings Ltd	104,058

219,000	China South Publishing & Media Group Co Ltd – Class A	360,915

562,000	China State Construction International Holdings Ltd	443,502

323,600	China Taiping Insurance Holdings Co Ltd	748,123

1,843,158	China Vanke Co Ltd – Class A	7,272,206

3,914,900	China Vanke Co Ltd – Class H	14,652,613

4,452,753	China Yangtze Power Co Ltd – Class A	11,490,181

228,000	China Yongda Automobiles Services Holdings Ltd	164,602

618,000	China Yuhua Education Corp Ltd	380,364

11,510,000	CNOOC Ltd	16,708,255

1,400	CNOOC Ltd Sponsored ADR	203,308

10,489,714	Country Garden Holdings Co Ltd	14,626,477

502,000	Dali Foods Group Co Ltd	341,174

2,875,800	Daqin Railway Co Ltd – Class A	3,245,882

2,260,000	Dongyue Group Ltd	1,151,663

70,200	ENN Energy Holdings Ltd	762,960

295,000	Fu Shou Yuan International Group Ltd	253,546

2,639,000	Geely Automobile Holdings Ltd	4,935,214

2,960,000	Gemdale Properties & Investment Corp Ltd	343,919

18,190,000	Guangdong Investment Ltd	37,614,446

571,529	Guangdong Provincial Expressway Development Co Ltd – Class A	652,363

451,400	Guangdong Tapai Group Co Ltd – Class A	690,043

1,734,800	Guangzhou R&F Properties Co Ltd – Class H	2,915,733

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued

105,000	Haier Electronics Group Co Ltd	291,862

62,000	Haitian International Holdings Ltd	138,563

557,922	Hangzhou Robam Appliances Co Ltd – Class A	2,358,890

760,000	Hebei Construction Group Corp Ltd – Class H	468,499

30,148,000	HengTen Networks Group Ltd *	435,248

9,469,555	Hisense Home Appliances Group Co Ltd – Class A	13,789,421

136,900	Hollysys Automation Technologies Ltd	2,013,799

314,000	Hopson Development Holdings Ltd	302,159

10,248,000	Hua Han Health Industry Holdings Ltd * (a)	680,739

9,667,000	Huabao International Holdings Ltd	3,148,729

3,385,050	Huaxin Cement Co Ltd – Class A	10,630,702

1,745,000	IGG Inc	1,273,366

1,031,100	Industrial & Commercial Bank of China Ltd – Class A	849,670

106,482,647	Industrial & Commercial Bank of China Ltd – Class H	75,889,024

376,000	Inner Mongolia Yitai Coal Co Ltd – Class H	245,434

305,500	Jiangsu Expressway Co Ltd – Class A	467,428

85,000	JNBY Design Ltd	118,270

118,000	Jumei International Holding Ltd ADR *	221,840

62,500	Kingboard Holdings Ltd	172,053

2,022,000	Kingboard Laminates Holdings Ltd	2,280,511

6,426,000	Kunlun Energy Co Ltd	5,442,195

137,228	Kweichow Moutai Co Ltd – Class A	22,050,854

342,000	KWG Property Holding Ltd *	376,049

307,692	Lao Feng Xiang Co Ltd – Class A	2,096,216

5,800,000	Logan Property Holdings Co Ltd	8,504,884

1,665,500	Longfor Group Holdings Ltd	6,817,473

631,000	Lonking Holdings Ltd	179,730

3,635,500	Meitu Inc *	668,711

1,168,555	Midea Group Co Ltd – Class A (b)	9,034,868

472,500	Midea Group Co Ltd – Class A (b)	3,653,209

5,684,000	MMG Ltd *	1,241,206

12,400	NetEase Inc ADR	3,909,968

826,000	New China Life Insurance Co Ltd – Class H	3,180,880

19,213,000	PICC Property & Casualty Co Ltd – Class H	22,231,153

2,889,050	Ping An Insurance Group Co of China Ltd – Class A	34,394,672

1,383,000	Ping An Insurance Group Co of China Ltd – Class H	15,704,386

217,400	Qingdao Port International Co Ltd – Class A	201,437

5,488,400	Qingling Motors Co Ltd – Class H	1,317,841

218,000	Road King Infrastructure Ltd	396,657

2,227,600	SAIC Motor Corp Ltd – Class A	7,370,667

684,900	Shaanxi Coal Industry Co Ltd – Class A	826,591

1,205,347	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd – Class A	2,274,138

389,348	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	841,085

200	Shanxi Lu’an Environmental Energy Development Co Ltd – Class A	197

1,237,537	Shenzhen Expressway Co Ltd – Class A	1,902,062

210,000	Shenzhen Expressway Co Ltd – Class H	280,084

Shares	Description	Value ($)

	China — continued

2,930,789	Shenzhen Investment Ltd	1,153,123

93,400	Shenzhou International Group Holdings Ltd	1,231,242

2,873,000	Shimao Property Holdings Ltd	10,409,430

1,537,500	Shui On Land Ltd	321,836

6,982,000	Sihuan Pharmaceutical Holdings Group Ltd	793,597

886,861	Sinoma International Engineering Co – Class A	785,041

998,000	Sinopec Engineering Group Co Ltd – Class H	584,653

5,200,575	Sinopec Shanghai Petrochemical Co Ltd – Class A	2,894,119

22,728,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	6,298,773

1,867,000	Sinotruk Hong Kong Ltd	3,152,608

5,801,603	Suning Universal Co Ltd – Class A	3,007,340

77,400	Suzhou Gold Mantis Construction Decoration Co Ltd – Class A	88,765

1,591,365	Tencent Holdings Ltd	67,147,845

904,000	Tianneng Power International Ltd	594,678

748,000	Tong Ren Tang Technologies Co Ltd – Class H	644,906

393,000	Want Want China Holdings Ltd	338,341

836,279	Weichai Power Co Ltd – Class A	1,570,119

5,246,395	Weifu High-Technology Group Co Ltd – Class A	13,888,887

218,000	Xinyi Glass Holdings Ltd	256,168

563,000	Xtep International Holdings Ltd	289,810

1,396,000	Yadea Group Holdings Ltd 144A	356,723

24,843,000	Yangzijiang Shipbuilding Holdings Ltd	18,705,947

2,972,000	Yuexiu Property Co Ltd	634,404

296,000	Yuexiu Transport Infrastructure Ltd	258,634

77,700	Yum China Holdings Inc	3,459,204

10,507,707	Yuzhou Properties Co Ltd	4,838,526

6,818,000	Zhejiang Expressway Co Ltd – Class H	5,963,963

591,872	Zhejiang Runtu Co Ltd – Class A	918,068

500,573	Zhejiang Supor Co Ltd – Class A	5,116,972

1,840,500	Zhejiang Weixing New Building Materials Co Ltd – Class A	3,202,335

344,000	Zhenro Properties Group Ltd	221,899

21,500	Zhongsheng Group Holdings Ltd	76,202

263,900	Zhuzhou CRRC Times Electric Co Ltd – Class H	901,515

269,908	Zhuzhou Kibing Group Co Ltd – Class A	169,454

	Total China	1,143,266,878

	Colombia — 0.0%

282,769	Cementos Argos SA	498,474

	Czech Republic — 0.1%

3,259	Philip Morris CR AS	2,037,949

	India — 2.6%

256,987	Asian Paints Ltd	6,108,677

160,551	CMI Ltd	122,078

12,264,578	Gayatri Highways Ltd * (c)	51,408

16,772,852	Gayatri Projects Ltd * (c)	16,246,044

474,008	Glenmark Pharmaceuticals Ltd	2,213,862

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued

481,244	HDFC Bank Ltd	8,530,846

197,971	Hindustan Unilever Ltd	5,610,631

252,428	Housing Development Finance Corp Ltd	8,074,119

1,332,810	ICICI Bank Ltd	9,500,230

687,098	Indiabulls Housing Finance Ltd	2,764,947

3,013,682	Jai Balaji Industries Ltd *	1,006,939

1,322,083	Kiri Industries Ltd	6,720,253

386,197	Kotak Mahindra Bank Ltd	8,648,412

30,941	Rajesh Exports Ltd	291,202

312,651	Titan Co Ltd	5,041,373

24,898,107	Vodafone Idea Ltd *	2,358,520

2,516,707	Yes Bank Ltd	2,400,132

	Total India	85,689,673

	Indonesia — 0.3%

5,304,191	Indo Tambangraya Megah Tbk PT	3,842,382

198,908,800	Panin Financial Tbk PT *	3,888,775

7,371,800	Surya Citra Media Tbk PT	626,715

	Total Indonesia	8,357,872

	Malaysia — 0.1%

1,582,600	Alliance Bank Malaysia Bhd	1,023,025

3,542,000	Sime Darby Property Bhd	666,094

2,539,700	SP Setia Bhd Group	790,387

	Total Malaysia	2,479,506

	Mexico — 1.0%

263,100	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	332,698

123,800	Concentradora Fibra Danhos SA de CV REIT	181,723

168,800	Corp Inmobiliaria Vesta SAB de CV	281,068

542,900	Credito Real SAB de CV SOFOM ER	637,417

10,562,100	Fibra Uno Administracion SA de CV (REIT)	16,124,437

287,200	Gentera SAB de CV	274,397

290,600	Grupo Aeroportuario del Centro Norte SAB de CV	1,930,157

9,400	Grupo Aeroportuario del Centro Norte SAB de CV ADR	500,174

141,600	Grupo Aeroportuario del Pacifico SAB de CV – Class B	1,437,957

14,600	Grupo Aeroportuario del Sureste SAB de CV ADR	2,503,316

1,275,000	Grupo Financiero Banorte SAB de CV – Class O	6,688,172

93,600	Kimberly-Clark de Mexico SAB de CV – Class A	179,046

59,600	Qualitas Controladora SAB de CV	252,803

322,800	Unifin Financiera SAB de CV SOFOM ENR	490,818

	Total Mexico	31,814,183

	Pakistan — 0.5%

836,310	Engro Corp Ltd	1,820,211

4,555,000	Engro Fertilizers Ltd	2,023,575

Shares	Description	Value ($)

	Pakistan — continued

490,500	Fauji Fertilizer Co Ltd	334,824

493,000	Lucky Cement Ltd	1,334,713

224,200	Nishat Mills Ltd	144,393

6,073,100	Oil & Gas Development Co Ltd	5,150,999

773,950	Pakistan Oilfields Ltd	2,092,549

1,782,520	Pakistan Petroleum Ltd	1,377,424

828,420	Pakistan State Oil Co Ltd	977,837

433,800	Searle Co Ltd (The)	513,551

604,000	SUI Northern Gas Pipeline	292,663

963,300	United Bank Ltd	1,017,540

	Total Pakistan	17,080,279

	Philippines — 0.3%

3,723,600	Alliance Global Group Inc	810,201

6,099,500	DMCI Holdings Inc	780,429

494,660	Manila Electric Co	3,103,979

13,606,800	Megaworld Corp	1,186,322

1,887,000	Nickel Asia Corp	114,741

6,287,200	Semirara Mining & Power Corp	2,697,302

	Total Philippines	8,692,974

	Poland — 4.3%

259,166	Alior Bank SA *	1,950,524

25,136	Asseco Poland SA	363,853

15,475	Bank Handlowy w Warszawie SA	205,462

184,976	Bank Millennium SA *	260,224

803,765	Bank Polska Kasa Opieki SA	21,493,488

68,579	Budimex SA	2,778,576

5	CD Projekt SA	335

115,571	Ciech SA *	1,061,656

75,815	Cyfrowy Polsat SA	539,645

6,195	Dino Polska SA *	213,567

240,974	Grupa Lotos SA	5,646,483

577,546	Jastrzebska Spolka Weglowa SA	3,083,376

12,890	KRUK SA	497,083

106	LPP SA	235,586

65,808	Lubelski Wegiel Bogdanka SA	626,676

84,558	PGE Polska Grupa Energetyczna SA *	188,143

139,020	PLAY Communications SA	1,159,661

1,425,890	Polski Koncern Naftowy ORLEN SA	33,819,711

13,382,772	Polskie Gornictwo Naftowe i Gazownictwo SA	15,780,398

1,048,068	Powszechna Kasa Oszczednosci Bank Polski SA	9,665,679

3,844,800	Powszechny Zaklad Ubezpieczen SA	38,008,743

19,257	Santander Bank Polska SA	1,351,013

14,179	Stalprodukt SA	709,815

123,767	Warsaw Stock Exchange	1,226,804

	Total Poland	140,866,501

	Qatar — 0.9%

6,570,642	Barwa Real Estate Co	6,151,536

1,532,274	Doha Bank QPSC	1,063,824

214,180	Qatar Electricity & Water Co QSC	948,068

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Qatar — continued

3,773,647	Qatar Gas Transport Co Ltd	2,621,845

248,309	Qatar International Islamic Bank QSC	624,614

2,934,884	Qatar National Bank QPSC	15,507,302

1,018,270	Qatar National Cement Co QSC	1,604,019

1,615,012	United Development Co QSC	625,434

	Total Qatar	29,146,642

	Russia — 14.8%

22,825,690	Alrosa PJSC	27,643,242

116,097	Etalon Group Plc GDR (Registered)	211,302

71,860,000	Federal Grid Co Unified Energy System PJSC	218,109

892,930	Gazprom Neft PJSC	5,807,808

6,771	Gazprom Neft PJSC Sponsored ADR	224,336

3,615,475	Gazprom PJSC Sponsored ADR	28,713,405

682,756	Globaltrans Investment Plc Sponsored GDR (Registered)	5,706,297

86,855,000	Inter RAO UES PJSC	6,020,319

56,716	LSR Group PJSC	670,167

43,820	LSR Group PJSC GDR (Registered)	98,622

931,367	LUKOIL PJSC Sponsored ADR	88,854,324

637,327	M.Video PJSC *	4,883,808

4,558,200	Magnitogorsk Iron & Steel Works PJSC	2,762,507

103,372	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	809,544

1,513,792	MMC Norilsk Nickel PJSC ADR	39,728,616

8,581,417	Moscow Exchange MICEX-RTS PJSC	14,100,519

223,189	Novatek PJSC Sponsered GDR (Registered)	44,224,168

749,520	Novolipetsk Steel PJSC	1,507,985

1,253,102	Novolipetsk Steel PJSC GDR	25,227,959

275,115	QIWI Plc Sponsored ADR	5,452,779

250,580	Raspadskaya OJSC	399,036

4,684,555	Rostelecom PJSC	5,864,521

33,228	Rostelecom PJSC Sponsored ADR	248,352

166,150	Safmar Financial Investment	1,294,076

4,332,128	Sberbank of Russia PJSC Sponsored ADR	63,404,003

827,585	Severstal PJSC GDR (Registered)	11,622,813

4,721,300	Surgutneftegas PJSC	3,236,018

2,878,707	Surgutneftegas PJSC Sponsored ADR	19,504,291

519,740	Tatneft PJSC	5,981,932

849,225	Tatneft PJSC Sponsored ADR	58,585,395

257,206	TCS Group Holding Plc GDR (Registered)	4,725,756

35,740	TMK PJSC	28,825

35,008	TMK PJSC GDR (Registered)	111,342

32,793,000	Unipro PJSC	1,382,627

	Total Russia	479,254,803

	Singapore — 0.0%

142,700	Yanlord Land Group Ltd	122,043

	South Africa — 3.8%

750,993	Absa Group Ltd	7,541,808

64,081	Astral Foods Ltd	871,934

476,383	Barloworld Ltd	3,687,380

Shares	Description	Value ($)

	South Africa — continued

183,896	Capitec Bank Holdings Ltd	17,780,143

13,520	Discovery Ltd	108,854

1,702,936	Emira Property Fund Ltd (REIT)	1,530,918

217,346	Foschini Group Ltd (The)	2,304,968

7,619,935	Growthpoint Properties Ltd (REIT)	11,864,199

44,800	Hyprop Investments Ltd (REIT)	180,479

74,149	Investec Ltd	425,176

18,243	JSE Ltd	153,349

612,768	Kumba Iron Ore Ltd	15,724,022

301,206	Lewis Group Ltd	694,092

105,536	Liberty Holdings Ltd	803,019

37,483	Motus Holdings Ltd	180,931

1,538,486	Mr Price Group Ltd	18,370,172

16,088	NEPI Rockcastle Plc	136,259

1,620,675	Netcare Ltd	2,210,083

3,944,587	Old Mutual Ltd	4,991,424

3,183,628	Redefine Properties Ltd (REIT)	1,785,023

1,294,997	RMB Holdings Ltd	7,130,695

1,345,990	SA Corporate Real Estate Ltd (REIT)	296,501

1,264,935	Sanlam Ltd	6,584,220

828,837	Sappi Ltd	2,253,185

9,135	SPAR Group Ltd (The)	128,263

10	Tiger Brands Ltd	139

202,434	Transaction Capital Ltd	302,092

3,481,212	Truworths International Ltd	12,097,450

376,307	Wilson Bayly Holmes-Ovcon Ltd	3,610,527

33,493	Woolworths Holdings Ltd	119,039

	Total South Africa	123,866,344

	South Korea — 1.4%

52,804	Celltrion Pharm Inc *	1,588,309

235,936	DB Insurance Co Ltd	11,151,459

1,102,840	Dongwon Development Co Ltd	3,788,017

2,458	Hankook Shell Oil Co Ltd	688,398

69,637	Hankook Technology Group Co Ltd	847,742

57,656	Hanmi Science Co Ltd	1,904,811

244,936	Hyundai Hy Communications & Network Co Ltd	750,925

499,296	Korea Asset In Trust Co Ltd REIT	1,500,016

80,163	Kyobo Securities Co Ltd	636,650

131,076	Samsung Electronics Co Ltd	5,603,348

14,427	Samsung Electronics Co Ltd GDR	15,386,326

157,226	SillaJen Inc *	1,936,352

	Total South Korea	45,782,353

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd * (c)	743,160

	Taiwan — 15.7%

1,394,733	Actron Technology Corp	4,208,267

1,096,532	Advantech Co Ltd	10,763,642

6,501,000	AmTRAN Technology Co Ltd *	2,258,946

4,577,620	Asustek Computer Inc	34,568,093

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

399,000	Aten International Co Ltd	1,139,170

129,200	Aurora Corp	390,328

5,621,000	Catcher Technology Co Ltd	45,960,513

25,153	Cathay Financial Holding Co Ltd	34,372

288,000	Cathay Real Estate Development Co Ltd	196,248

4,580,332	Chailease Holding Co Ltd	20,468,755

1,981,100	Chin-Poon Industrial Co Ltd	2,016,096

14,048,000	China Development Financial Holding Corp	4,469,767

257,800	China Motor Corp	331,582

638,000	Chong Hong Construction Co Ltd	1,713,192

270,000	Cleanaway Co Ltd	1,380,681

4,357,400	Coretronic Corp	5,701,738

42,571,720	CTBC Financial Holding Co Ltd	30,481,873

1,834,000	CTCI Corp	2,263,256

523,000	Elite Material Co Ltd	2,091,372

3,608,000	Farglory Land Development Co Ltd	4,524,722

2,388,000	FLEXium Interconnect Inc	8,838,648

869,000	Formosa Chemicals & Fibre Corp	2,486,252

2,288,000	Formosa Petrochemical Corp	7,200,650

1,753,000	Formosa Plastics Corp	5,584,922

7,264,075	Foxconn Technology Co Ltd	15,856,534

105,000	Fubon Financial Holding Co Ltd	154,148

563,000	Globalwafers Co Ltd	6,100,173

1,940,000	Grand Pacific Petrochemical *	1,156,813

324,000	Greatek Electronics Inc	487,933

3,518,754	Highwealth Construction Corp	5,366,253

1,400,000	Holtek Semiconductor Inc	3,110,951

141,000	Holy Stone Enterprise Co Ltd	455,093

6,874,000	Hon Hai Precision Industry Co Ltd	19,932,106

1,794,000	Huaku Development Co Ltd	5,528,611

1,361,806	IEI Integration Corp	2,365,875

233,000	Kung Long Batteries Industrial Co Ltd	1,114,790

2,317,000	Lite-On Technology Corp	3,675,445

764,425	Mercuries Life Insurance Co Ltd *	295,732

119,000	Mirle Automation Corp	154,481

620,000	Nan Ya Plastics Corp	1,452,704

957,000	Nantex Industry Co Ltd	937,651

11,494,000	Nanya Technology Corp	26,837,682

2,796,810	Novatek Microelectronics Corp	20,489,550

356,000	On-Bright Electronics Inc	2,110,389

1,338,000	Phison Electronics Corp	12,467,959

10,850,870	Radiant Opto-Electronics Corp	41,611,988

681,720	Realtek Semiconductor Corp	5,148,568

1,223,090	Ruentex Development Co Ltd	1,827,243

841,000	Shinkong Insurance Co Ltd	1,080,490

1,092,068	Simplo Technology Co Ltd	10,910,710

46,000	Sinbon Electronics Co Ltd	176,475

295,200	Sitronix Technology Corp	1,635,548

2,253,250	Syncmold Enterprise Corp	6,448,465

400,000	TaiMed Biologics Inc *	1,789,566

143,000	Taiwan PCB Techvest Co Ltd	171,512

5,641,000	Taiwan Semiconductor Manufacturing Co Ltd	56,740,885

Shares	Description	Value ($)

	Taiwan — continued

573,410	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	30,442,337

300,000	Test Research Inc	503,349

326,981	Topco Scientific Co Ltd	1,066,071

1,143,000	Transcend Information Inc	2,678,615

1,569,160	Tripod Technology Corp	6,508,622

571,000	TXC Corp	766,044

1,133,400	United Integrated Services Co Ltd	6,522,502

1,191,000	YC INOX Co Ltd	1,015,070

128,000	Yulon Nissan Motor Co Ltd	1,164,150

306,000	Zeng Hsing Industrial Co Ltd	1,343,839

97,000	Zhen Ding Technology Holding Ltd	427,254

	Total Taiwan	509,103,261

	Thailand — 0.1%

3,849,600	Pruksa Holding Pcl (Foreign Registered)	1,975,152

4,586,392	Quality Houses Pcl (Foreign Registered)	406,867

384,500	SPCG Pcl	248,095

1,983,975	Supalai Pcl (Foreign Registered)	1,143,324

	Total Thailand	3,773,438

	Turkey — 5.5%

15,722,360	Akbank TAS *	21,209,056

273,743	Aksa Akrilik Kimya Sanayii AS	574,173

389,931	Aygaz AS	828,180

6,407,678	Dogan Sirketler Grubu Holding AS	1,970,017

708,951	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	426,121

69,442,329	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	17,601,464

2,778,970	Enerjisa Enerji AS	3,419,135

4,334,824	Enka Insaat ve Sanayi AS	4,341,548

8,458,188	Eregli Demir ve Celik Fabrikalari TAS	11,782,026

56,316	Ford Otomotiv Sanayi AS	624,263

3,145,070	Haci Omer Sabanci Holding AS	4,968,921

87,647	Kordsa Teknik Tekstil AS	181,270

474,163	Koza Altin Isletmeleri AS *	6,048,996

123,758	Mavi Giyim Sanayi Ve Ticaret AS – Class B *	973,749

143,475	Otokar Otomotiv Ve Savunma Sanayi AS	3,728,539

724,272	Selcuk Ecza Deposu Ticaret ve Sanayi AS	696,066

18,415,919	Soda Sanayii AS	18,571,570

169,637	TAV Havalimanlari Holding AS	792,838

5,005,454	Tekfen Holding AS	16,435,789

705,777	Tupras-Turkiye Petrol Rafineriler AS	15,190,297

5,497,018	Turkiye Garanti Bankasi AS *	9,637,678

934,044	Turkiye Halk Bankasi AS *	935,718

13,642,306	Turkiye Is Bankasi – Class C *	14,562,234

26,594,175	Turkiye Sinai Kalkinma Bankasi AS *	4,759,420

2,750,117	Turkiye Sise ve Cam Fabrikalari AS	2,383,278

11,207,516	Turkiye Vakiflar Bankasi TAO – Class D *	9,976,271

13,334,862	Yapi ve Kredi Bankasi AS *	5,557,079

	Total Turkey	178,175,696

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United Arab Emirates — 0.3%

2,143,878	Al Waha Capital PJSC	573,122

1,757,985	DAMAC Properties Dubai Co PJSC *	374,479

905,922	Dubai Islamic Bank PJSC	1,306,803

393,578	Emaar Development PJSC	385,903

5,178,403	Emaar Properties PJSC	5,819,657

11,102,376	RAK Properties PJSC *	1,270,809

	Total United Arab Emirates	9,730,773

	United Kingdom — 0.7%

386,665	Unilever Plc	22,905,073

	Vietnam — 0.1%

1,551,700	Kinh Bac City Development Share Holding Corp	1,026,676

1,676,750	PetroVietnam Power Corp *	925,730

179,000	PetroVietnam Technical Services Corp	134,316

152,810	Vinh Hoan Corp	501,701

	Total Vietnam	2,588,423

	TOTAL COMMON STOCKS (COST $2,691,907,463)	2,858,308,667

	PREFERRED STOCKS (d) — 3.7%

	Colombia — 0.1%

65,650	Banco Davivienda SA	821,309

1,184,662	Grupo Aval Acciones y Valores SA	476,617

69,671	Grupo de Inversiones Suramericana SA	537,627

	Total Colombia	1,835,553

	Russia — 1.7%

224,086	Bashneft PJSC	6,004,623

90,132,700	Surgutneftegas PJSC	50,582,090

	Total Russia	56,586,713

	South Korea — 1.9%

1,747,590	Samsung Electronics Co Ltd	60,590,608

	Taiwan — 0.0%

605,412	CTBC Financial Holding Co Ltd (a)	1,301,664

	TOTAL PREFERRED STOCKS (COST $105,213,234)	120,314,538

	INVESTMENT FUNDS — 3.6%

	Thailand — 0.4%

22,546,425	Digital Telecommunications Infrastructure Fund	12,534,123

	United States — 3.2%

2,004,819	iShares Core MSCI Emerging Markets ETF	102,586,588

	TOTAL INVESTMENT FUNDS (COST $113,746,479)	115,120,711

Shares	Description	Value ($)

	MUTUAL FUNDS — 3.6%

	United States — 3.6%

	Affiliated Issuers — 3.6%

23,546,157	GMO U.S. Treasury Fund	117,730,786

	TOTAL MUTUAL FUNDS (COST $117,731,097)	117,730,786

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

8,842,135	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (e)	8,842,135

	TOTAL SHORT-TERM INVESTMENTS (COST $8,842,135)	8,842,135

	TOTAL INVESTMENTS — 99.4% (Cost $3,037,440,408)	3,220,316,837

	Other Assets and Liabilities (net) — 0.6%	19,916,023

	TOTAL NET ASSETS — 100.0%	$3,240,232,860

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1,688	Mini MSCI Emerging Markets	December 2019	$87,607,200	$(1,245,201)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on Asustek Computer Inc + (Daily Fed Funds Rate minus 0.25%)	Appreciation of Total Return on Asustek Computer Inc	MSCI	USD	12,490,755	12/20/2019	At Maturity	—	10,096	10,096
Depreciation of Total Return on MSCI China A Index + (1 Month USD LIBOR minus 3.50%)	Appreciation on Total Return on MSCI China A Index	GS	USD	59,396,053	08/15/2020	At Maturity	—	(817,356)	(817,356)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 9.50%)	Appreciation on CSI 500 Total Return on Index	GS	USD	25,141,370	08/20/2020	At Maturity	—	(234,063)	(234,063)

							$—	$(1,041,323)	$(1,041,323)

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Affiliated company.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multiple (Multi-purpose Financial Company).

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

USD - United States Dollar

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.3%

	Australia — 3.8%

281,212	Abacus Property Group (REIT)	735,530

479,358	Austal Ltd	1,363,101

1,902,701	Beach Energy Ltd	3,085,519

112,623	Credit Corp Group Ltd	2,519,065

1,445,735	CSR Ltd	4,656,099

1,444,333	Downer EDI Ltd	8,197,717

110,271	Elders Ltd	481,701

3,234,620	Fortescue Metals Group Ltd	21,301,076

465,773	Harvey Norman Holdings Ltd	1,356,916

27,220	IDP Education Ltd	334,410

27,221	JB Hi-Fi Ltd	689,999

177,200	Macquarie Group Ltd	16,558,422

109,660	Mineral Resources Ltd	1,152,057

378,557	New Hope Corp Ltd	555,843

883,609	OZ Minerals Ltd	6,304,342

509,074	Pact Group Holdings Ltd *	871,997

779,383	Rio Tinto Ltd	51,097,941

980,512	Sandfire Resources NL	3,707,072

333,179	Super Retail Group Ltd	2,259,330

319,432	Tassal Group Ltd	938,015

	Total Australia	128,166,152

	Austria — 0.1%

69,286	Oesterreichische Post AG	2,515,020

	Belgium — 0.3%

538,793	AGFA-Gevaert NV *	2,758,920

40,732	D’Ieteren SA	2,625,098

7,399	Elia System Operator SA/NV	611,373

79,421	Orange Belgium SA	1,762,725

35,272	UCB SA	2,857,621

	Total Belgium	10,615,737

	Denmark — 0.0%

11,091	Per Aarsleff Holding A/S	346,724

7,566	Schouw & Co AB	577,370

	Total Denmark	924,094

	Finland — 0.1%

60,369	Neste Oyj	2,040,666

	France — 9.8%

31,960	Alten SA	3,691,126

43,954	BNP Paribas SA	2,464,135

10,581	Christian Dior SE	5,595,908

23,558	Cie Generale des Etablissements Michelin SCA	2,825,129

351,597	CNP Assurances	6,942,318

586	Dassault Systemes SE	92,314

71,070	Gaztransport Et Technigaz SA	6,278,559

10,130	Hermes International	7,590,282

Shares	Description	Value ($)

	France — continued

15,143	IPSOS	483,841

326,493	L’Oreal SA	93,090,691

26,489	Lagardere SCA	578,672

8	LVMH Moet Hennessy Louis Vuitton SE	3,582

208,823	Metropole Television SA	3,626,078

1,793,325	Peugeot SA	43,274,235

170,607	Safran SA	27,893,995

855,597	Sanofi	79,757,624

263,328	Sanofi ADR	12,292,151

10,618	Schneider Electric SE	1,024,284

1,356,922	STMicroelectronics NV – NY Shares	33,068,189

178,487	Television Francaise 1	1,442,390

	Total France	332,015,503

	Germany — 5.7%

12,676	adidas AG	3,952,348

114,812	ADVA Optical Networking SE *	1,029,345

267,342	Allianz SE (Registered)	63,939,831

270,952	Bayerische Motoren Werke AG	21,851,245

22,530	Beiersdorf AG	2,624,690

23,573	Carl Zeiss Meditec AG	2,880,499

451,848	CECONOMY AG *	2,169,957

5,166	Cewe Stiftung & Co KGaA	550,613

1,080,507	Deutsche Lufthansa AG (Registered)	20,491,489

576,488	Deutsche Pfandbriefbank AG	8,669,991

506,856	Deutz AG	3,029,515

304,642	Dialog Semiconductor Plc *	15,488,215

6,074	Indus Holding AG	257,729

5,433	Rheinmetall AG	578,295

102,352	RHOEN-KLINIKUM AG	2,096,342

105,206	Software AG	3,546,562

114,462	Talanx AG *	5,453,447

173,865	Volkswagen AG	33,092,124

	Total Germany	191,702,237

	Hong Kong — 1.9%

236,000	Cafe de Coral Holdings Ltd	591,303

2,523,640	Champion (REIT)	1,625,413

2,067,814	Dah Sing Banking Group Ltd	2,633,421

411,515	Dah Sing Financial Holdings Ltd	1,498,172

4,603,096	Esprit Holdings Ltd *	911,383

4,988,469	I-CABLE Communications Ltd *	38,880

803,257	Luk Fook Holdings International Ltd	2,233,837

1,419,647	Pacific Textiles Holdings Ltd	1,057,608

1,336,673	SmarTone Telecommunications Holdings Ltd	1,043,505

381,680	Television Broadcasts Ltd	620,934

46,490,420	WH Group Ltd	47,740,338

464,045	Wheelock & Co Ltd	2,885,198

740,122	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	109,696

	Total Hong Kong	62,989,688

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Ireland — 0.3%

239,200	CRH Plc Sponsored ADR	9,161,360

165	Flutter Entertainment Plc	18,782

	Total Ireland	9,180,142

	Italy — 5.4%

32,731	Assicurazioni Generali SPA	667,516

460,297	Banca Mediolanum SPA	4,666,274

27,241	Buzzi Unicem SPA	673,475

36,437	De’ Longhi SPA	776,406

10,396,577	Enel SPA	78,578,141

648,397	EXOR NV	49,482,181

891,424	Fiat Chrysler Automobiles NV	13,148,504

483,547	Hera SPA	2,132,269

1,020,389	Iren SPA	3,163,078

45,129	La Doria SPA	457,861

111,238	Leonardo SPA	1,298,785

139,445	Mediobanca Banca di Credito Finanziario SPA	1,557,063

67,548	Poste Italiane SPA	787,419

8,580	Reply SPA	671,763

1,624,597	Saras SPA	2,859,198

1,264,178	Societa Cattolica di Assicurazioni SC	10,163,402

632,744	Unipol Gruppo SPA	3,703,958

2,441,695	UnipolSai Assicurazioni SPA	7,101,648

	Total Italy	181,888,941

	Japan — 22.3%

73,353	AOKI Holdings Inc	760,249

4,309,076	Asahi Kasei Corp	48,446,665

4,850,850	Astellas Pharma Inc	82,817,395

111,927	Autobacs Seven Co Ltd	1,830,851

100	Bandai Namco Holdings Inc	6,066

1,741,921	Brother Industries Ltd	34,580,252

45,636	Cawachi Ltd	959,450

86,819	Daiwabo Holdings Co Ltd	4,295,567

709,162	DCM Holdings Co Ltd	6,883,001

6,309	Denka Co Ltd	188,097

81,385	Dexerials Corp	803,469

61,878	Doutor Nichires Holdings Co Ltd	1,253,404

30,366	DTS Corp	650,426

6,621	Ehime Bank Ltd (The)	73,618

430,992	Fancl Corp	11,517,388

638,545	Fuji Electric Co Ltd	19,669,224

216,300	Fuji Media Holdings Inc	2,928,830

119,100	FUJIFILM Holdings Corp	5,631,682

143,796	Fujitsu Ltd	13,084,494

30,189	Fuyo General Lease Co Ltd	1,994,824

148,912	Geo Holdings Corp	1,774,192

20,435	Gunze Ltd	967,754

309,400	Hakuhodo DY Holdings Inc	5,006,116

26,167	Hanwa Co Ltd	667,844

1,977,778	Hitachi Ltd	77,892,854

Shares	Description	Value ($)

	Japan — continued

815,600	Honda Motor Co Ltd	22,926,127

182,849	House Foods Group Inc	6,343,917

2,896,568	ITOCHU Corp	63,244,506

22,900	Itochu Techno-Solutions Corp	612,054

51,200	Kajima Corp	675,763

161,711	Kanematsu Corp	2,067,943

225,800	KDDI Corp	6,487,428

104,417	Keihin Corp	2,457,494

53,669	Kohnan Shoji Co Ltd	1,241,875

1,731,100	Konica Minolta Inc	11,353,282

50,667	Mandom Corp	1,401,936

7,516,656	Mitsubishi Chemical Holdings Corp	55,782,734

118,900	Mitsubishi Electric Corp	1,643,693

432,741	Mitsubishi Gas Chemical Co Inc	6,773,175

3,178	Mitsui Sugar Co Ltd	67,226

80,150	Modec Inc	1,812,662

76,266	Namura Shipbuilding Co Ltd	196,767

190,900	NEC Corp	7,638,203

239,372	NET One Systems Co Ltd	6,728,303

151,957	Nichias Corp	3,638,983

111,309	Nippo Corp	2,282,348

68,233	Nippon Signal Co Ltd	807,857

1,684,244	Nippon Telegraph & Telephone Corp	85,086,429

104,512	Nishi-Nippon Financial Holdings Inc	807,694

38,700	NS Solutions Corp	1,341,086

607	NuFlare Technology Inc	65,942

240,500	Obayashi Corp	2,550,620

134,392	Okinawa Electric Power Co (The)	2,442,935

94,802	Press Kogyo Co Ltd	384,160

210,896	Prima Meat Packers Ltd	4,892,188

37,957	San-A Co Ltd	1,739,418

100,187	Seiko Holdings Corp	2,584,399

483,628	Sekisui Chemical Co Ltd	8,427,380

210,500	Showa Corp	4,387,862

8,792,687	Sojitz Corp	27,652,365

10,364,563	Sumitomo Chemical Co Ltd	46,800,243

142,203	T-Gaia Corp	3,401,888

43,361	Tokyo Seimitsu Co Ltd	1,559,569

151,295	Tokyu Construction Co Ltd	1,077,566

145,911	Towa Pharmaceutical Co Ltd	3,754,180

294,554	Toyota Tsusho Corp	10,303,317

27,982	TPR Co Ltd	532,117

228,267	TS Tech Co Ltd	7,096,003

76,619	TSI Holdings Co Ltd	387,645

29,016	Ube Industries Ltd	623,808

197,814	Valor Holdings Co Ltd	3,672,377

23,304	Warabeya Nichiyo Holdings Co Ltd	389,659

26,746	Yahagi Construction Co Ltd	186,480

	Total Japan	753,015,318

	Malta — 0.0%

15,858,986	BGP Holdings Plc * (a)	—

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 6.8%

911,526	ABN AMRO Group NV CVA	15,535,371

410,594	ASR Nederland NV	15,261,299

16,849	Corbion NV	521,270

178,096	Heineken Holding NV	17,067,643

6,965,859	ING Groep NV	80,105,959

876,461	Koninklijke Ahold Delhaize NV	22,574,514

373,891	Koninklijke Philips NV	17,359,727

23,727	Randstad NV	1,381,365

927,527	Signify NV	27,667,782

458,761	Wolters Kluwer NV	32,949,322

	Total Netherlands	230,424,252

	New Zealand — 0.0%

481,967	Air New Zealand Ltd	876,089

208,052	Chorus Ltd	788,173

	Total New Zealand	1,664,262

	Norway — 2.0%

540,829	BW LPG Ltd	4,667,472

2,710,437	DNB ASA	45,470,091

183,128	Equinor ASA	3,375,981

82,158	Gjensidige Forsikring ASA	1,545,106

461,447	Leroy Seafood Group ASA	2,915,925

456,625	Orkla ASA	4,419,205

110,624	Salmar ASA	5,266,023

10,853	SpareBank 1 Nord Norge	84,957

	Total Norway	67,744,760

	Portugal — 2.6%

130,405	Altri SGPS SA	811,499

291,299	CTT-Correios de Portugal SA	987,338

8,764,450	EDP – Energias de Portugal SA	35,460,628

2,287,319	Galp Energia SGPS SA	37,199,502

479,766	Jeronimo Martins SGPS SA	7,661,301

156,727	Navigator Co SA (The)	602,448

517,602	NOS SGPS SA	2,804,776

639,463	REN – Redes Energeticas Nacionais SGPS SA	1,952,223

	Total Portugal	87,479,715

	Singapore — 2.6%

502,800	CapitaLand Commercial Trust (REIT)	738,587

3,337,100	CapitaLand Ltd	8,981,235

585,600	CapitaLand Mall Trust (REIT)	1,078,524

4,277,200	ComfortDelGro Corp Ltd	7,354,351

1,288,200	DBS Group Holdings Ltd	23,773,691

2,916,200	Frasers Logistics & Industrial Trust (REIT)	2,644,984

740,800	Hi-P International Ltd	839,435

72,500	Jardine Cycle & Carriage Ltd	1,626,269

961,700	Lendlease Global Commercial (REIT) *	657,495

1,042,832	Mapletree Commercial Trust (REIT)	1,799,279

Shares	Description	Value ($)

	Singapore — continued

3,615,900	Mapletree Greater China Commercial Trust (REIT)	3,119,615

1,277,800	Mapletree Industrial Trust (REIT)	2,344,685

2,819,000	Mapletree Logistics Trust (REIT)	3,482,871

1,102,900	Singapore Exchange Ltd	7,135,256

1,353,800	Singapore Technologies Engineering Ltd	4,089,706

217,400	United Overseas Bank Ltd	4,102,566

279,200	Venture Corp Ltd	3,237,732

873,000	Wilmar International Ltd	2,611,970

11,101,700	Yangzijiang Shipbuilding Holdings Ltd	8,359,208

81,474	Yanlord Land Group Ltd	69,680

	Total Singapore	88,047,139

	Spain — 7.2%

295,347	ACS Actividades de Construccion y Servicios SA	11,481,018

303,304	Aena SME SA	55,654,312

1,964,528	Banco Santander SA	7,651,667

219,924	Cia de Distribucion Integral Logista Holdings SA	4,962,847

394,444	Ebro Foods SA	8,623,204

1,137,586	Endesa SA	30,924,988

6,522,307	Iberdrola SA	64,164,711

7,107,282	International Consolidated Airlines Group SA	50,790,004

3,177,722	Mapfre SA	8,956,387

115,077	Mediaset Espana Comunicacion SA	751,056

	Total Spain	243,960,194

	Sweden — 3.8%

62,687	Atlas Copco AB – A Shares	2,296,999

23,951	Atlas Copco AB – B Shares	774,327

401,869	Betsson AB *	1,848,546

24,897	JM AB	681,159

52,970	Klovern AB – B Shares	103,215

235,564	Resurs Holding AB	1,356,608

395,867	Sandvik AB	7,199,010

778,969	Swedish Match AB	37,312,032

4,969,501	Volvo AB – B Shares	76,828,293

94,381	Wihlborgs Fastigheter AB	1,580,844

	Total Sweden	129,981,033

	Switzerland — 5.6%

51,443	Ascom Holding AG (Registered)	513,372

6,111	Autoneum Holding AG	718,874

1,566	Banque Cantonale Vaudoise (Registered)	1,204,426

8,453	Kardex AG (Registered)	1,377,620

4,802	Komax Holding AG (Registered)	1,044,738

470,936	Nestle SA (Registered)	48,904,227

121,943	Novartis AG (Registered)	11,241,422

41,399	Roche Holding AG	12,619,703

347,167	Roche Holding AG – Genusschein	107,029,083

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

53,896	Vontobel Holding AG (Registered)	3,462,354

13,346	Wizz Air Holdings Plc *	680,739

4,556	Zehnder Group AG – Class RG	207,102

	Total Switzerland	189,003,660

	United Kingdom — 18.0%

2,947,306	3i Group Plc	40,801,344

105,700	Ashmore Group Plc	649,707

504,770	Ashtead Group Plc	15,324,276

171,553	AstraZeneca Plc	16,573,349

48,356	Auto Trader Group Plc	351,235

148,324	AVEVA Group Plc	8,736,960

89,462	BAE Systems Plc	662,507

3,771,834	Barratt Developments Plc	32,517,717

359,936	Bellway Plc	15,538,350

482,213	Berkeley Group Holdings Plc (The)	28,585,043

48,157	Bovis Homes Group Plc	762,862

1,314,640	British American Tobacco Plc	52,031,781

485,500	British American Tobacco Plc Sponsored ADR	19,230,655

197,521	Britvic Plc	2,472,249

333,668	Coca-Cola HBC AG *	11,126,146

70,699	Diageo Plc Sponsored ADR	11,555,045

531,238	Dunelm Group Plc	5,858,734

1,404,694	Electrocomponents Plc	11,869,695

878,864	Evraz Plc	4,208,771

2,415,980	Ferrexpo Plc	4,480,628

6,564,594	Firstgroup Plc *	10,221,181

267,268	Galliford Try Plc	2,532,661

3,913,342	GlaxoSmithKline Plc	88,909,265

72,633	Grafton Group Plc	787,175

150,078	Greggs Plc	4,038,958

117,113	Halfords Group Plc	243,167

78,002	Halma Plc	2,122,152

294,196	Hunting Plc	1,488,192

1,505,457	IG Group Holdings Plc	13,145,319

1,022,656	Inchcape Plc	8,610,320

144,742	Intermediate Capital Group Plc	2,861,533

1,197,312	JD Sports Fashion Plc	11,761,439

145,711	Jupiter Fund Management Plc	685,663

6,155,615	Legal & General Group Plc	22,338,561

90,170	Mondi Plc	1,952,112

137,622	Moneysupermarket.com Group Plc	605,669

356,328	National Express Group Plc	2,135,150

412,989	Next Plc	36,085,263

215,905	Pagegroup Plc	1,342,615

1,988,309	Persimmon Plc	65,749,763

553,156	Phoenix Group Holdings Plc	5,330,129

708,202	Plus500 Ltd	7,049,644

442,484	QinetiQ Group Plc	1,910,731

22,046	Royal Dutch Shell Plc – Class A	632,030

11,200	Royal Dutch Shell Plc – Class B Sponsored ADR	645,232

Shares	Description	Value ($)

	United Kingdom — continued

61,871	Savills Plc	791,153

104,200	Smith & Nephew Plc Sponsored ADR	4,666,076

235,105	Spectris Plc	8,513,963

521,189	Spirent Communications Plc	1,422,126

75,705	SSP Group Plc	659,091

1,528,817	Tate & Lyle Plc	14,454,780

313,257	Vesuvius Plc	1,837,658

52,950	WPP Plc	683,729

	Total United Kingdom	609,549,554

	TOTAL COMMON STOCKS (COST $3,260,319,550)	3,322,908,067

	MUTUAL FUNDS — 1.5%

	United States — 1.5%

	Affiliated Issuers — 1.5%

10,012,275	GMO U.S. Treasury Fund	50,061,375

	TOTAL MUTUAL FUNDS (COST $50,061,375)	50,061,375

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

6,960,441	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (b)	6,960,441

	TOTAL SHORT-TERM INVESTMENTS (COST $6,960,441)	6,960,441

	TOTAL INVESTMENTS — 100.0% (Cost $3,317,341,366)	3,379,929,883

	Other Assets and Liabilities (net) — (0.0%)	(962,732)

	TOTAL NET ASSETS — 100.0%	$3,378,967,151

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
275	Mini MSCI EAFE	December 2019	$27,187,875	$(86,613)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

REIT - Real Estate Investment Trust

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.3%

	Banks — 6.7%

3,702,127	US Bancorp	222,238,684

4,258,700	Wells Fargo & Co.	231,928,802

	Total Banks	454,167,486

	Capital Goods — 6.1%

1,144,211	3M Co.	194,252,701

515,894	Honeywell International, Inc.	92,112,874

583,441	Knorr-Bremse AG	56,705,899

506,844	United Technologies Corp.	75,185,239

	Total Capital Goods	418,256,713

	Consumer Services — 1.0%

2,749,551	Compass Group Plc	67,370,518

	Diversified Financials — 2.9%

1,625,640	American Express Co.	195,271,877

	Food & Staples Retailing — 1.2%

267,007	Costco Wholesale Corp.	80,051,369

	Food, Beverage & Tobacco — 5.8%

2,380,755	Coca-Cola Co. (The)	127,132,317

1,115,293	Nestle SA (Registered)	115,817,314

1,803,317	Philip Morris International, Inc.	149,549,079

	Total Food, Beverage & Tobacco	392,498,710

	Health Care Equipment & Services — 14.4%

1,165,756	Abbott Laboratories	99,613,850

291,591	Alcon, Inc. *	16,107,032

649,892	Anthem, Inc.	187,597,825

268,167	Becton Dickinson and Co.	69,321,169

239,998	Humana, Inc.	81,894,517

2,149,848	Medtronic Plc	239,471,569

1,022,062	UnitedHealth Group, Inc.	286,044,492

	Total Health Care Equipment & Services	980,050,454

	Household & Personal Products — 3.0%

990,675	Reckitt Benckiser Group Plc	77,767,251

2,170,738	Unilever Plc	128,589,121

	Total Household & Personal Products	206,356,372

	Media & Entertainment — 8.3%

148,506	Alphabet, Inc. – Class A *	193,665,190

157,346	Alphabet, Inc. – Class C *	205,330,236

808,019	Facebook, Inc. – Class A *	162,928,951

	Total Media & Entertainment	561,924,377

Shares / Par Value†	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — 12.0%

1,194,596	Eli Lilly & Co.	140,185,840

1,760,613	Johnson & Johnson	242,066,681

2,437,127	Merck & Co., Inc.	212,468,732

721,370	Roche Holding AG – Genusschein	222,393,171

	Total Pharmaceuticals, Biotechnology & Life Sciences	817,114,424

	Retailing — 3.1%

31,260	Booking Holdings, Inc. *	59,519,978

2,447,729	TJX Cos, Inc. (The)	149,629,673

	Total Retailing	209,149,651

	Semiconductors & Semiconductor Equipment — 5.3%

18,405,790	Taiwan Semiconductor Manufacturing Co Ltd	185,137,532

1,437,781	Texas Instruments, Inc.	172,835,654

	Total Semiconductors & Semiconductor Equipment	357,973,186

	Software & Services — 20.3%

1,024,922	Accenture Plc – Class A	206,173,310

2,109,312	Cognizant Technology Solutions Corp. – Class A	135,227,992

335,106	Mastercard, Inc. – Class A	97,928,026

2,753,717	Microsoft Corp.	416,857,680

5,586,250	Oracle Corp.	313,612,075

864,957	SAP SE	117,510,138

507,142	Visa, Inc. – Class A	93,572,770

	Total Software & Services	1,380,881,991

	Technology Hardware & Equipment — 6.5%

1,206,106	Apple, Inc.	322,331,828

2,682,316	Cisco Systems, Inc.	121,535,738

	Total Technology Hardware & Equipment	443,867,566

	Transportation — 0.7%

1,000,300	Lyft, Inc. – Class A *	48,994,694

	TOTAL COMMON STOCKS (COST $4,111,817,630)	6,613,929,388

	DEBT OBLIGATIONS — 0.4%

	U.S. Government — 0.4%

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 1.68%, due 01/31/21	29,987,627

	TOTAL DEBT OBLIGATIONS (COST $29,985,493)	29,987,627

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 0.2%

	Affiliated Issuers — 0.2%

3,141,064	GMO U.S. Treasury Fund	15,705,319

	TOTAL MUTUAL FUNDS (COST $15,705,282)	15,705,319

	SHORT-TERM INVESTMENTS — 1.8%

	Money Market Funds — 0.9%

61,815,873	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (a)	61,815,873

	U.S. Government — 0.9%

19,000,000	U.S. Treasury Note, 1.50%, due 08/15/20	18,976,992

40,000,000	U.S. Treasury Note, 1.63%, due 11/30/20	39,968,750

	Total U.S. Government	58,945,742

	TOTAL SHORT-TERM INVESTMENTS (COST $120,802,096)	120,761,615

	TOTAL INVESTMENTS — 99.7% (Cost $4,278,310,501)	6,780,383,949

	Other Assets and Liabilities (net) — 0.3%	20,841,236

	TOTAL NET ASSETS — 100.0%	$6,801,225,185

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2019.

The rates shown on variable rate notes are the current interest rates at November 30, 2019, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.9%

	Argentina — 1.2%

937,754	Adecoagro SA *	6,451,748

	Australia — 3.1%

233,874	Beach Energy Ltd	379,262

1,927,203	Jupiter Mines Ltd	325,721

389,511	Mineral Resources Ltd (a)	4,092,094

946,257	Sandfire Resources NL	3,577,562

3,323,101	South32 Ltd	6,056,126

589,067	Tassal Group Ltd	1,729,801

	Total Australia	16,160,566

	Austria — 1.0%

92,797	OMV AG	5,285,688

	Brazil — 2.4%

409,800	Cosan SA	6,010,955

532,500	Duratex SA	1,808,666

174,100	Enauta Participacoes SA	567,078

824,857	Sao Martinho SA	4,071,973

	Total Brazil	12,458,672

	Canada — 2.2%

135,200	Canadian Solar Inc *	2,210,520

104,600	Enerflex Ltd	944,967

6,669,100	Largo Resources Ltd * (a)	5,121,194

142,800	Lundin Mining Corp	772,967

528,300	Peyto Exploration & Development Corp (a)	1,105,680

225,100	Seven Generations Energy Ltd – Class A *	1,218,451

	Total Canada	11,373,779

	China — 3.0%

575,000	China Everbright International Ltd	434,912

7,692,300	China Petroleum & Chemical Corp – Class A	5,460,994

1,678,000	China Water Affairs Group Ltd.	1,288,224

1,672,000	CNOOC Ltd	2,427,125

3,870,983	Inner Mongolia Eerduosi Resources Co Ltd – Class A	4,673,079

1,189,798	Xinjiang Goldwind Science & Technology Co Ltd – Class H	1,323,702

	Total China	15,608,036

	Colombia — 0.7%

3,768,757	Ecopetrol SA	3,525,438

	Denmark — 1.5%

10,425	Maersk Drilling A/S *	631,208

75,669	Vestas Wind Systems A/S	7,201,524

	Total Denmark	7,832,732

Shares	Description	Value ($)

	France — 2.8%

24,854	Eramet (a)	1,110,752

249,800	Suez	3,698,057

50,100	TOTAL SA	2,627,984

179,550	Veolia Environnement SA	4,597,379

48,070	Vilmorin & Cie SA	2,648,541

	Total France	14,682,713

	Germany — 0.3%

152,015	K+S AG (Registered) (a)	1,715,203

	Hungary — 0.7%

389,925	MOL Hungarian Oil & Gas Plc	3,768,720

	India — 1.7%

2,034,287	Oil & Natural Gas Corp Ltd	3,721,973

278,819	Oil India Ltd	596,758

631,289	Rashtriya Chemicals & Fertilizers Ltd	436,430

2,235,622	Vedanta Ltd	4,490,272

	Total India	9,245,433

	Israel — 2.5%

45,198	Equital Ltd *	1,335,517

1,682,635	Israel Chemicals Ltd	7,884,916

20,026	Israel Corp Ltd (The) *	4,073,482

	Total Israel	13,293,915

	Japan — 3.3%

93,200	Ebara Corp	2,804,562

329,400	Hitachi Zosen Corp	1,265,050

178,500	Kubota Corp	2,756,011

21,200	Kurita Water Industries Ltd	593,247

245,500	Mitsubishi Materials Corp	6,564,711

41,500	Nittetsu Mining Co Ltd	1,707,603

26,100	Sumitomo Metal Mining Co Ltd	791,700

96,400	Takuma Co Ltd	1,105,069

	Total Japan	17,587,953

	Mexico — 2.9%

5,885,200	Grupo Mexico SAB de CV	15,359,102

	Norway — 3.3%

522,832	Austevoll Seafood ASA	5,002,711

113,362	Borregaard ASA	1,150,291

116,753	BW Offshore Ltd *	772,608

933,711	DNO ASA	1,061,491

314,100	Equinor ASA	5,790,462

111,753	Grieg Seafood ASA	1,705,748

28,566	TGS NOPEC Geophysical Co ASA	813,295

23,518	Yara International ASA	885,975

	Total Norway	17,182,581

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Pakistan — 0.4%

1,572,000	Fauji Fertilizer Co Ltd	1,073,074

5,765	Millat Tractors Ltd	27,281

1,396,600	Oil & Gas Development Co Ltd	1,184,549

	Total Pakistan	2,284,904

	Poland — 1.7%

297,662	KGHM Polska Miedz SA *	6,833,229

1,827,691	Polskie Gornictwo Naftowe i Gazownictwo SA	2,155,136

	Total Poland	8,988,365

	Russia — 14.2%

1,636,830	Gazprom Neft PJSC	10,646,292

699,380	Gazprom PJSC	2,795,637

172,933	LUKOIL PJSC Sponsored ADR	16,498,163

479,544	MMC Norilsk Nickel PJSC ADR	12,585,362

92,799	Novatek PJSC Sponsered GDR (Registered)	18,387,817

465,338	PhosAgro PJSC GDR (Registered)	5,736,192

575,419	Ros Agro Plc GDR (Registered)	5,778,229

411,269	Rosneft PJSC GDR (Registered)	2,793,582

	Total Russia	75,221,274

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd * (b)	—

	South Africa — 1.3%

223,045	African Rainbow Minerals Ltd	2,310,982

2,263,400	Sibanye Gold Ltd * (a)	4,494,704

	Total South Africa	6,805,686

	South Korea — 0.5%

6,118	Korea Zinc Co Ltd	2,105,464

1,358	Young Poong Corp	726,648

	Total South Korea	2,832,112

	Spain — 1.6%

532,129	Repsol SA	8,377,442

	Sweden — 1.9%

391,520	Boliden AB	10,098,361

	Switzerland — 0.2%

960	Gurit Holding AG	1,271,461

	Thailand — 2.0%

1,022,164	PTT Exploration & Production Pcl (Foreign Registered)	4,055,605

4,509,610	PTT Pcl (Foreign Registered)	6,451,307

	Total Thailand	10,506,912

	Turkey — 0.5%

1,642,447	Koza Anadolu Metal Madencilik Isletmeleri AS *	2,622,958

Shares	Description	Value ($)

	Ukraine — 0.5%

267,341	Kernel Holding SA	2,827,797

	United Kingdom — 11.6%

412,190	Anglo American Plc	10,785,298

492,799	BHP Group Plc	10,917,553

417,839	BP Plc	2,602,511

339,132	Central Asia Metals Plc	927,439

543,905	Diversified Gas & Oil Plc	710,828

2,074,149	Ferrexpo Plc	3,846,675

4,196,276	Glencore Plc	13,245,831

231,196	KAZ Minerals Plc	1,462,657

196,203	Petrofac Ltd	976,295

240,435	Polypipe Group Plc	1,523,471

202,322	Rio Tinto Plc	11,014,174

90,720	Royal Dutch Shell Plc – A Shares	2,598,922

499,213	Tullow Oil Plc	845,156

	Total United Kingdom	61,456,810

	United States — 20.9%

64,000	AGCO Corp.	5,000,320

240,100	Albemarle Corp. (a)	15,697,738

105,600	CNX Resources Corp. *	729,696

525,808	Denbury Resources, Inc. *	518,710

50,400	First Solar, Inc. *	2,784,096

2,362,664	Freeport-McMoRan, Inc.	26,887,116

36,900	FutureFuel Corp.	414,018

342,600	Gulfport Energy Corp. *	811,962

213,900	Laredo Petroleum, Inc. *	462,024

648,500	Livent Corp. *	5,058,300

90,900	Magnolia Oil & Gas Corp. – Class A * (a)	987,174

799,200	Mosaic Co. (The)	15,224,760

959,100	Renewable Energy Group, Inc. * (a)	16,362,246

15,100	REX American Resources Corp. *	1,386,935

21,400	Rexnord Corp. *	676,026

170,355	SolarEdge Technologies, Inc. *	13,902,671

54,800	Solaris Oilfield Infrastructure, Inc.– Class A	588,004

943,100	Southwestern Energy Co. * (a)	1,716,442

190,700	SRC Energy, Inc. *	680,799

172,300	W&T Offshore, Inc. *	737,444

	Total United States	110,626,481

	TOTAL COMMON STOCKS (COST $454,476,760)	475,452,842

	PREFERRED STOCKS (c) — 9.1%

	Brazil — 5.1%

3,342,999	Bradespar SA	27,004,881

	Chile — 2.7%

612,512	Sociedad Quimica y Minera de Chile SA Sponsored ADR (a)	14,596,161

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Russia — 1.3%

55,697	Bashneft PJSC	1,492,460

5,091,084	Surgutneftegas PJSC	2,857,095

230,971	Tatneft PJSC	2,476,884

	Total Russia	6,826,439

	TOTAL PREFERRED STOCKS (COST $45,315,829)	48,427,481

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, Expires 04/16/23 *(d)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	MUTUAL FUNDS — 4.6%

	United States — 4.6%

	Affiliated Issuers — 4.6%

4,839,535	GMO U.S. Treasury Fund (e)	24,197,678

	TOTAL MUTUAL FUNDS (COST $24,204,832)	24,197,678

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

888,465	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (f)	888,465

	TOTAL SHORT-TERM INVESTMENTS (COST $888,465)	888,465

	TOTAL INVESTMENTS — 103.8% (Cost $524,885,886)	548,966,466

	Other Assets and Liabilities (net) — (3.8%)	(20,036,374)

	TOTAL NET ASSETS — 100.0%	$528,930,092

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	Investment valued using significant unobservable inputs.

(e)	All or a portion of this security is purchased with collateral from securities loaned.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 99.4%

	U.S. Government — 99.4%

20,400,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.61%, due 07/31/20 (a)	20,394,348

	TOTAL DEBT OBLIGATIONS (COST $20,399,723)	20,394,348

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

66,230	State Street Institutional Treasury Money Market Fund-Premier Class, 1.58% (b)	66,230

	TOTAL SHORT-TERM INVESTMENTS (COST $66,230)	66,230

	TOTAL INVESTMENTS — 99.7% (Cost $20,465,953)	20,460,578

	Other Assets and Liabilities (net) — 0.3%	70,337

	TOTAL NET ASSETS — 100.0%	$20,530,915

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Written Options — Puts

Index Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
S&P 500 Index	3,110.00	12/20/19	65	USD	20,416,370	(131,755)

	TOTAL WRITTEN INDEX OPTIONS – PUTS (Premiums $255,233)					$(131,755)

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2019.

The rates shown on variable rate notes are the current interest rates at November 30, 2019, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Currency Abbreviations:

USD - United States Dollar

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.5%

	Australia — 3.9%

18,037	Accent Group Ltd	20,782

8,938	Adairs Ltd	11,000

27,727	Australian Pharmaceutical Industries Ltd	24,621

2,541	CSR Ltd	8,183

76,880	Fortescue Metals Group Ltd	506,281

5,489	IDP Education Ltd	67,435

3,351	Macquarie Group Ltd	313,134

11,954	Mirvac Group (REIT)	27,217

13,160	New Hope Corp Ltd	19,323

7,828	OFX Group Ltd	7,150

4,228	OZ Minerals Ltd	30,166

7,735	Rio Tinto Ltd	507,122

29,463	Southern Cross Media Group Ltd	19,132

5,066	St Barbara Ltd	8,986

4,335	Super Retail Group Ltd	29,396

	Total Australia	1,599,928

	Austria — 0.1%

1,297	Vienna Insurance Group AG Wiener Versicherung Gruppe	35,849

	Belgium — 0.1%

1,593	AGFA-Gevaert NV *	8,157

499	UCB SA	40,427

	Total Belgium	48,584

	Brazil — 1.7%

11,600	Banco do Brasil SA	130,995

3,800	Cia de Saneamento Basico do Estado de Sao Paulo	51,520

7,400	Cogna Educacao	17,916

59,200	JBS SA	398,237

1,500	Mahle-Metal Leve SA	8,783

18,600	MRV Engenharia e Participacoes SA	77,191

	Total Brazil	684,642

	Canada — 0.5%

300	Bank of Montreal	23,085

4,000	Canaccord Genuity Group Inc	14,756

600	Canadian Pacific Railway Ltd	142,944

1,100	Wajax Corp	12,223

	Total Canada	193,008

	China — 1.8%

12,000	Agile Group Holdings Ltd	16,837

13,000	BAIC Motor Corp Ltd – Class H	7,287

75,000	Bank of Communications Co Ltd – Class H	49,232

20,000	China CITIC Bank Corp Ltd – Class H	10,934

60,000	China Communications Services Corp Ltd – Class H	40,391

72,000	China Lesso Group Holdings Ltd	75,423

13,500	China Minsheng Banking Corp Ltd – Class H	9,397

80,000	China Railway Construction Corp Ltd – Class H	82,582

Shares	Description	Value ($)
	China — continued

5,000	China Resources Pharmaceutical Group Ltd	4,368

44,000	China SCE Group Holdings Ltd	20,976

9,000	China Shineway Pharmaceutical Group Ltd	9,232

2,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	6,027

42,400	Guangzhou R&F Properties Co Ltd – Class H	71,263

10,000	Huabao International Holdings Ltd	3,257

15,000	Kingboard Holdings Ltd	41,293

37,800	Shanghai Pharmaceuticals Holding Co Ltd – Class H	67,793

44,500	Shimao Property Holdings Ltd	161,232

2,000	Sinopec Engineering Group Co Ltd – Class H	1,172

14,000	Times China Holdings Ltd	26,355

5,385	Times Neighborhood Holdings Ltd *	1,359

23,000	Weichai Power Co Ltd – Class H	39,305

	Total China	745,715

	Denmark — 0.1%

2,720	Scandinavian Tobacco Group A/S	31,446

	Finland — 0.2%

2,643	Neste Oyj	89,342

	France — 10.8%

751	Alten SA	86,734

224	BNP Paribas SA	12,558

38	Christian Dior SE	20,097

659	Cie Generale des Etablissements Michelin SCA	79,029

1,163	CNP Assurances	22,963

1,290	Dassault Systemes SE	203,217

563	Gaztransport Et Technigaz SA	49,737

218	Hermes International	163,345

260	Jacquet Metal Service SA	4,227

705	Kaufman & Broad SA	28,475

3,937	L’Oreal SA	1,122,530

518	LVMH Moet Hennessy Louis Vuitton SE	231,909

1,207	Neopost SA	25,498

31,801	Peugeot SA	767,381

3,000	Safran SA	490,496

11,948	Sanofi	1,113,777

900	Sanofi ADR	42,012

	Total France	4,463,985

	Germany — 5.2%

645	adidas AG	201,110

4,108	Allianz SE (Registered)	982,505

2,761	Bayer AG (Registered)	208,523

268	Bechtle AG	35,178

2,425	Borussia Dortmund GmbH & Co KGaA	22,399

508	Carl Zeiss Meditec AG	62,075

3,980	CECONOMY AG *	19,114

5,092	Deutsche Lufthansa AG (Registered)	96,568

4,742	Deutsche Pfandbriefbank AG	71,317

3,210	Deutz AG	19,186

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)
	Germany — continued

3,494	Dialog Semiconductor Plc *	177,637

160	Eckert & Ziegler Strahlen- und Medizintechnik AG	34,143

806	Elmos Semiconductor AG	25,429

765	Evonik Industries AG	22,185

56	Hannover Rueck SE	10,391

100	Siemens AG (Registered)	12,886

679	Volkswagen AG	129,236

964	Wacker Neuson SE	17,138

	Total Germany	2,147,020

	Hong Kong — 1.5%

11,200	Dah Sing Banking Group Ltd	14,264

485,000	WH Group Ltd	498,039

18,000	Wheelock & Co Ltd	111,915

	Total Hong Kong	624,218

	Hungary — 0.2%

12,105	Magyar Telekom Telecommunications Plc	17,520

1,137	MOL Hungarian Oil & Gas Plc	10,990

2,515	Richter Gedeon Nyrt	48,161

	Total Hungary	76,671

	India — 0.4%

14,067	Firstsource Solutions Ltd	8,180

1,149	Mahindra & Mahindra Ltd Sponsored GDR	8,667

107	NIIT Technologies Ltd	2,218

21,019	Power Finance Corp Ltd *	33,525

2,716	Rajesh Exports Ltd	25,562

51,151	REC Ltd	98,368

	Total India	176,520

	Ireland — 0.8%

2,500	CRH Plc Sponsored ADR	95,750

122	Flutter Entertainment Plc	13,888

6,190	Smurfit Kappa Group Plc	219,579

	Total Ireland	329,217

	Italy — 4.5%

11,005	Arnoldo Mondadori Editore SPA *	26,344

1,439	Banca Mediolanum SPA	14,588

130,057	Enel SPA	982,981

9,318	EXOR NV	711,100

883	Leonardo SPA	10,310

1,067	Mediobanca Banca di Credito Finanziario SPA	11,914

8,872	Societa Cattolica di Assicurazioni SC	71,327

901	Societa Iniziative Autostradali e Servizi SPA	15,160

12,213	UnipolSai Assicurazioni SPA	35,521

	Total Italy	1,879,245

	Japan — 21.6%

500	Adastria Co Ltd	11,220

900	Arakawa Chemical Industries Ltd	12,730

Shares	Description	Value ($)
	Japan — continued

34,000	Asahi Kasei Corp	382,260

55,200	Astellas Pharma Inc	942,416

3,900	Bandai Namco Holdings Inc	236,560

9,200	Brother Industries Ltd	182,636

2,200	Fuji Electric Co Ltd	67,767

1,300	Fuji Media Holdings Inc	17,603

9,300	FUJIFILM Holdings Corp	439,753

1,700	Fujitsu Ltd	154,689

500	Fujiya Co Ltd	9,919

1,000	Furuno Electric Co Ltd	11,483

1,300	Hanwa Co Ltd	33,179

13,400	Haseko Corp	172,481

18,700	Hitachi Ltd	736,481

1,000	Hokuetsu Industries Co Ltd	11,716

20,500	Honda Motor Co Ltd	576,245

34,500	ITOCHU Corp	753,283

400	Itochu Techno-Solutions Corp	10,691

1,600	Kajima Corp	21,118

1,400	Kamei Corp	15,444

20,500	KDDI Corp	588,983

21,000	Konica Minolta Inc	137,727

300	Makino Milling Machine Co Ltd	14,822

7,800	Marubeni Corp	57,683

75,000	Mitsubishi Chemical Holdings Corp	556,591

2,200	Mitsubishi Electric Corp	30,413

5,300	NEC Corp	212,061

5,300	NET One Systems Co Ltd	148,973

1,000	Nichias Corp	23,947

100	Nihon Unisys Ltd	3,218

20,200	Nippon Telegraph & Telephone Corp	1,020,485

5,200	Obayashi Corp	55,149

900	Rohto Pharmaceutical Co Ltd	28,325

200	SCREEN Holdings Co Ltd	13,966

500	Sekisui House Ltd	10,813

1,100	Shimizu Corp.	10,543

2,900	Shionogi & Co Ltd	170,707

1,100	Showa Corp	22,929

93,100	Sojitz Corp	292,793

50,400	Sumitomo Chemical Co Ltd	227,577

3,100	Teijin Ltd	58,347

400	Tokyo Electron Ltd	82,743

12,700	Tosoh Corp	189,260

6,200	Toyota Tsusho Corp	216,872

	Total Japan	8,974,601

	Malta — 0.0%

1,718,063	BGP Holdings Plc * (a)	—

	Mexico — 0.0%

6,300	ALEATICA SAB de CV	8,031

	Netherlands — 6.2%

3,975	ABN AMRO Group NV CVA	67,747

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued

3,499	ASR Nederland NV	130,054

869	Heineken Holding NV	83,280

43,731	ING Groep NV	502,897

13,472	Koninklijke Ahold Delhaize NV	346,991

6,900	Koninklijke Philips NV	320,366

671	NN Group NV	25,739

1,962	Randstad NV	114,226

10,136	Signify NV	302,353

9,371	Wolters Kluwer NV	673,048

	Total Netherlands	2,566,701

	Norway — 0.9%

3,775	Austevoll Seafood ASA	36,121

8,441	DNB ASA	141,605

568	Gjensidige Forsikring ASA	10,682

2,568	Grieg Seafood ASA	39,197

6,249	Orkla ASA	60,478

682	Salmar ASA	32,465

2,884	SpareBank 1 Nord Norge	22,576

2,652	SpareBank 1 SR-Bank ASA	27,933

	Total Norway	371,057

	Philippines — 0.0%

305	Globe Telecom Inc	11,643

	Poland — 0.0%

807	Asseco Poland SA	11,682

	Portugal — 1.8%

1,570	Altri SGPS SA	9,770

109,897	EDP – Energias de Portugal SA	444,639

10,290	Galp Energia SGPS SA	167,350

4,952	Jeronimo Martins SGPS SA	79,077

2,795	Navigator Co SA (The)	10,744

3,531	NOS SGPS SA	19,134

	Total Portugal	730,714

	Russia — 1.2%

61,359	Gazprom PJSC Sponsored ADR	487,301

72,000	Inter RAO UES PJSC	4,991

557	Novolipetsk Steel PJSC GDR	11,214

	Total Russia	503,506

	Singapore — 2.1%

10,000	CapitaLand Ltd	26,913

51,700	ComfortDelGro Corp Ltd	88,895

18,600	DBS Group Holdings Ltd	343,262

1,100	Jardine Cycle & Carriage Ltd	24,674

9,300	Mapletree Greater China Commercial Trust (REIT)	8,024

30,400	Mapletree Logistics Trust (REIT)	37,559

200	Singapore Airlines Ltd	1,345

8,200	Singapore Exchange Ltd	53,050

Shares	Description	Value ($)
	Singapore — continued

10,400	Singapore Technologies Engineering Ltd	31,418

4,700	United Overseas Bank Ltd	88,694

1,300	Venture Corp Ltd	15,075

7,500	Wilmar International Ltd	22,440

134,900	Yangzijiang Shipbuilding Holdings Ltd	101,575

26,400	Yanlord Land Group Ltd	22,578

	Total Singapore	865,502

	South Africa — 0.4%

12,823	Absa Group Ltd	128,775

27,765	Blue Label Telecoms Ltd *	6,168

2,040	Reunert Ltd	9,586

4,338	Telkom SA SOC Ltd	13,871

	Total South Africa	158,400

	South Korea — 2.0%

195	DongKook Pharmaceutical Co Ltd	12,538

8,505	Hana Financial Group Inc	257,875

149	Hyundai Home Shopping Network Corp	10,748

10,178	Industrial Bank of Korea	101,322

6,846	Kia Motors Corp	250,923

1,562	Mirae Asset Daewoo Co Ltd	9,588

293	Sebang Global Battery Co Ltd	9,300

2,044	Shinhan Financial Group Co Ltd	75,502

2,100	SK Telecom Co Ltd Sponsored ADR	48,132

8	Taekwang Industrial Co Ltd	7,287

3,340	Woori Financial Group Inc	33,150

	Total South Korea	816,365

	Spain — 6.0%

5,429	ACS Actividades de Construccion y Servicios SA	211,041

3,603	Aena SME SA	661,127

2,208	Almirall SA	37,527

3,919	Banco Bilbao Vizcaya Argentaria SA	20,588

22,613	Banco Santander SA	88,076

699	Cia de Distribucion Integral Logista Holdings SA	15,774

13,844	Endesa SA	376,346

87,728	Iberdrola SA	863,044

21,047	International Consolidated Airlines Group SA	150,406

21,847	Mapfre SA	61,576

1,950	Mediaset Espana Comunicacion SA	12,727

	Total Spain	2,498,232

	Sweden — 3.0%

779	Atrium Ljungberg AB – B Shares	16,839

2,177	Axfood AB	46,898

5,355	Betsson AB *	24,632

1,647	Bufab AB	21,773

1,400	Lindab International AB	16,637

3,682	Resurs Holding AB	21,204

19,792	Sandvik AB	359,926

1,541	SKF AB – B Shares	29,432

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued

4,486	Swedish Match AB	214,876

2,991	Volvo AB – A Shares	46,194

28,080	Volvo AB – B Shares	434,116

	Total Sweden	1,232,527

	Switzerland — 5.4%

522	ALSO Holding AG (Registered) *	82,749

350	Bobst Group SA (Registered)	19,404

379	Galenica AG *	22,803

467	Huber + Suhner AG (Registered)	31,893

4,938	Nestle SA (Registered)	512,785

399	Novartis AG (Registered)	36,782

255	Orior AG *	22,831

492	Roche Holding AG	149,977

4,402	Roche Holding AG – Genusschein	1,357,105

7	Vetropack Holding AG	19,396

	Total Switzerland	2,255,725

	Taiwan — 1.4%

9,900	Feng TAY Enterprise Co Ltd	61,968

62,000	Inventec Corp	46,435

19,000	Novatek Microelectronics Corp	139,195

1,000	Phison Electronics Corp	9,318

80,000	Pou Chen Corp	104,194

44,000	Radiant Opto-Electronics Corp	168,736

7,000	Ruentex Industries Ltd *	17,361

11,000	Sunplus Technology Co Ltd *	4,652

4,595	TOPBI International Holdings Ltd	13,077

	Total Taiwan	564,936

	Thailand — 0.0%

52,700	AP Thailand Pcl NVDR	11,950

17,900	GFPT Pcl NVDR	7,344

	Total Thailand	19,294

	Turkey — 0.2%

7,481	KOC Holding AS	26,019

38,417	Turkiye Garanti Bankasi AS *	67,355

	Total Turkey	93,374

	United Kingdom — 14.5%

46,440	3i Group Plc	642,897

1,907	Ashmore Group Plc	11,722

3,999	Ashtead Group Plc	121,405

668	AVEVA Group Plc	39,348

27,858	BAE Systems Plc	206,301

59,554	Barratt Developments Plc	513,427

4,969	Bellway Plc	214,510

7,323	Berkeley Group Holdings Plc (The)	434,099

4,600	British American Tobacco Plc Sponsored ADR	182,206

2,566	Coca-Cola HBC AG *	85,563

1,582	Computacenter Plc	30,885

Shares	Description	Value ($)
	United Kingdom — continued

12,763	Diageo Plc	521,455

4,640	Dunelm Group Plc	51,172

11,484	Electrocomponents Plc	97,040

6,437	Evraz Plc	30,826

22,747	Ferrexpo Plc	42,186

173	Games Workshop Group Plc	12,803

12,141	GlaxoSmithKline Plc	275,838

800	GlaxoSmithKline Plc Sponsored ADR	36,384

245	Greggs Plc	6,594

407	Imperial Brands Plc	8,955

16,247	Inchcape Plc	136,793

741	Intermediate Capital Group Plc	14,649

3,923	International Personal Finance Plc	7,104

14,572	JD Sports Fashion Plc	143,144

6,108	John Laing Group Plc	30,019

114,984	Legal & General Group Plc	417,274

8,616	Lookers Plc	6,003

4,509	Meggitt Plc	37,469

2	Mondi Plc (b)	43

5,361	Mondi Plc (b)	116,062

3,284	Morgan Advanced Materials Plc	12,168

1,218	Morgan Sindall Group Plc	22,542

4,354	National Express Group Plc	26,090

2,686	Next Plc	234,691

2,347	OneSavings Bank Plc	11,737

20,914	Persimmon Plc	691,588

5,541	Phoenix Group Holdings Plc	53,392

2,039	Plus500 Ltd	20,297

14,587	QinetiQ Group Plc	62,989

1,632	Redrow Plc	13,941

1,076	Sage Group Plc (The)	10,477

2,200	Smith & Nephew Plc Sponsored ADR	98,516

937	Softcat Plc	13,639

218	Spirax-Sarco Engineering Plc	25,128

10,383	Spirent Communications Plc	28,331

20,782	Tate & Lyle Plc	196,491

895	United Utilities Group Plc	9,877

1,700	WPP Plc	21,952

	Total United Kingdom	6,028,022

	TOTAL COMMON STOCKS (COST $32,304,612)	40,835,702

	PREFERRED STOCKS (c) — 0.4%

	Brazil — 0.0%

2,300	Banco do Estado do Rio Grande do Sul SA – Class B	10,936

	Germany — 0.3%

331	Bayerische Motoren Werke AG	20,390

98	Henkel AG & Co KGaA	10,344

292	Sixt SE	19,934

446	Volkswagen AG	86,048

	Total Germany	136,716

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — 0.0%

28	Samsung Electronics Co Ltd	970

	Sweden — 0.1%

466	Akelius Residential Property AB	16,837

	TOTAL PREFERRED STOCKS (COST $145,593)	165,459

	RIGHTS/WARRANTS — 0.0%

	China — 0.0%

583	Times China Holdings Ltd, Expires 12/11/19 *	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	MUTUAL FUNDS — 2.3%

	United States — 2.3%

	Affiliated Issuers — 2.3%

188,296	GMO U.S. Treasury Fund	941,481

	TOTAL MUTUAL FUNDS (COST $941,691)	941,481

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

179,282	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (d)	179,282

	TOTAL SHORT-TERM INVESTMENTS (COST $179,282)	179,282

	TOTAL INVESTMENTS — 101.6% (Cost $33,571,178)	42,121,924

	Other Assets and Liabilities (net) — (1.6%)	(660,131)

	TOTAL NET ASSETS — 100.0%	$41,461,793

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.7%

	Automobiles & Components — 1.6%

55,300	Aptiv Plc	5,191,564

56,300	Dana, Inc.	954,285

71,300	Gentex Corp.	2,024,920

21,221	Modine Manufacturing Co. *	157,460

6,800	Standard Motor Products, Inc.	342,516

11,100	Stoneridge, Inc. *	334,554

	Total Automobiles & Components	9,005,299

	Banks — 2.1%

3,519	American National Bankshares, Inc.	133,124

54,100	Citigroup, Inc.	4,063,992

50,854	Citizens Financial Group, Inc.	1,955,845

3,744	CNB Financial Corp.	118,535

1,561	Federal Agricultural Mortgage Corp. – Class C	129,641

68,400	Fifth Third Bancorp	2,064,996

2,723	First Bancorp, Inc.	77,551

14,500	Hilltop Holdings, Inc.	357,135

20,561	Popular, Inc.	1,137,229

92,367	Regions Financial Corp.	1,536,987

4,084	Territorial Bancorp, Inc.	129,422

11,500	Washington Federal, Inc.	423,315

	Total Banks	12,127,772

	Capital Goods — 10.8%

15,200	AGCO Corp.	1,187,576

13,400	Atkore International Group, Inc. *	559,048

31,900	Builders FirstSource, Inc. *	810,579

17,226	Cummins, Inc.	3,149,946

10,700	Curtiss-Wright Corp.	1,469,217

2,400	Douglas Dynamics, Inc.	129,864

51,900	Eaton Corp Plc	4,800,750

7,300	EMCOR Group, Inc.	649,189

25,094	Federal Signal Corp.	826,596

13,400	Griffon Corp.	284,348

16,224	ITT, Inc.	1,132,111

12,800	L3Harris Technologies, Inc.	2,573,952

20,900	Lockheed Martin Corp.	8,172,527

29,340	Meritor, Inc. *	740,835

3,200	Miller Industries, Inc.	117,280

10,796	Moog, Inc. – Class A	927,052

13,000	Mueller Industries, Inc.	408,070

9,500	Northrop Grumman Corp.	3,341,815

16,631	Oshkosh Corp.	1,504,440

12,400	Owens Corning	831,544

37,600	PACCAR, Inc.	3,059,512

4,600	Roper Technologies, Inc.	1,657,702

12,704	SPX Corp. *	606,997

8,723	Teledyne Technologies, Inc. *	2,983,179

53,491	Textron, Inc.	2,473,424

23,279	Timken Co. (The)	1,224,243

97,300	United Technologies Corp.	14,433,482

Shares	Description	Value ($)

	Capital Goods — continued

19,796	Universal Forest Products, Inc.	981,882

3,300	Vectrus, Inc. *	168,102

	Total Capital Goods	61,205,262

	Commercial & Professional Services — 1.5%

37,799	ACCO Brands Corp.	345,861

20,209	Brady Corp. – Class A	1,151,913

10,000	CBIZ, Inc. *	268,600

4,100	Cimpress NV *	525,374

13,800	Deluxe Corp.	704,904

6,900	Ennis, Inc.	142,416

8,446	FTI Consulting, Inc. *	920,530

3,900	Heidrick & Struggles International, Inc.	120,978

36,804	Herman Miller, Inc.	1,758,495

10,900	HNI Corp.	428,261

13,500	Interface, Inc.	226,665

11,400	Kelly Services, Inc. – Class A	249,774

11,600	Kimball International, Inc. – Class B	248,008

16,704	Knoll, Inc.	460,362

5,800	Resources Connection, Inc.	89,610

2,500	SP Plus Corp. *	109,625

28,500	Steelcase, Inc. – Class A	516,420

	Total Commercial & Professional Services	8,267,796

	Consumer Durables & Apparel — 4.5%

20,245	Acushnet Holdings Corp.	608,767

5,360	Bassett Furniture Industries, Inc.	81,579

26,499	Callaway Golf Co.	550,649

12,096	Columbia Sportswear Co.	1,118,880

5,530	Culp, Inc.	89,144

6,300	Deckers Outdoor Corp. *	1,059,534

12,700	Ethan Allen Interiors, Inc.	227,076

3,569	Flexsteel Industries, Inc.	65,598

37,487	Garmin Ltd.	3,662,105

101,000	Hanesbrands, Inc.	1,522,070

10,500	Hasbro, Inc.	1,067,850

6,600	Helen of Troy Ltd. *	1,065,372

3,260	Johnson Outdoors, Inc. – Class A	210,596

15,500	KB Home	535,990

20,990	La-Z-Boy, Inc.	663,284

7,600	M/I Homes, Inc. *	336,452

69,100	NIKE, Inc. – Class B	6,460,159

360	NVR, Inc. *	1,365,081

44,000	PulteGroup, Inc.	1,744,600

4,400	Rocky Brands, Inc.	122,672

24,100	Skechers U.S.A., Inc. – Class A *	969,302

12,900	Whirlpool Corp.	1,845,990

	Total Consumer Durables & Apparel	25,372,750

	Consumer Services — 1.1%

35,384	Bloomin’ Brands, Inc.	850,985

9,100	Brinker International, Inc.	407,680

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Consumer Services — continued

26,600	Career Education Corp. *	443,688

1,448	Graham Holdings Co. – Class B	914,571

40,900	H&R Block, Inc.	997,142

28,600	Laureate Education, Inc. – Class A *	496,210

11,200	Royal Caribbean Cruises Ltd.	1,344,224

12,600	Wyndham Destinations Corp.	611,100

	Total Consumer Services	6,065,600

	Diversified Financials — 4.5%

75,100	Ally Financial, Inc.	2,391,184

43,200	American Express Co.	5,189,184

31,014	Ameriprise Financial, Inc.	5,082,264

10,100	Artisan Partners Asset Management, Inc. – Class A	299,667

35,500	Capital One Financial Corp.	3,550,355

16,030	Enova International, Inc. *	369,171

28,700	Federated Investors, Inc. – Class B	962,024

3,600	INTL. FCStone, Inc. *	144,000

29,700	Legg Mason, Inc.	1,160,676

13,500	LPL Financial Holdings, Inc.	1,246,725

67,700	Navient Corp.	971,495

24,700	OneMain Holdings, Inc.	1,064,323

14,900	Raymond James Financial, Inc.	1,338,318

22,400	SEI Investments Co.	1,445,472

	Total Diversified Financials	25,214,858

	Energy — 1.0%

7,400	Dril-Quip, Inc. *	312,724

45,800	Marathon Oil Corp.	533,570

30,904	Phillips 66	3,545,307

2,400	SEACOR Holdings, Inc. *	101,616

33,400	World Fuel Services Corp.	1,416,160

	Total Energy	5,909,377

	Food, Beverage & Tobacco — 5.4%

82,800	General Mills, Inc.	4,414,896

24,000	Hershey Co. (The)	3,555,840

110,600	Mondelez International, Inc. – Class A	5,810,924

87,000	PepsiCo, Inc.	11,817,210

52,100	Tyson Foods, Inc.– Class A	4,683,269

	Total Food, Beverage & Tobacco	30,282,139

	Health Care Equipment & Services — 5.1%

18,300	AmerisourceBergen Corp.	1,608,753

12,470	Anthem, Inc.	3,599,590

62,000	Baxter International, Inc.	5,082,140

41,400	Hologic, Inc. *	2,124,648

8,100	Masimo Corp. *	1,256,067

17,978	McKesson Corp.	2,600,338

109,000	Medtronic Plc	12,141,510

6,500	Varex Imaging Corp. *	194,610

	Total Health Care Equipment & Services	28,607,656

Shares	Description	Value ($)

	Household & Personal Products — 4.1%

70,500	Colgate-Palmolive Co.	4,781,310

50,147	Estee Lauder Cos, Inc. (The) – Class A	9,802,234

5,164	Inter Parfums, Inc.	364,010

62,100	Kimberly-Clark Corp.	8,466,714

	Total Household & Personal Products	23,414,268

	Insurance — 3.2%

36,802	Allstate Corp. (The)	4,097,903

16,200	Fidelity National Financial, Inc.	771,606

21,904	First American Financial Corp.	1,393,532

29,200	Hartford Financial Services Group, Inc. (The)	1,806,312

27,300	Lincoln National Corp.	1,612,065

55,680	Old Republic International Corp.	1,256,141

37,600	Principal Financial Group, Inc.	2,071,760

68,707	Progressive Corp. (The)	5,019,046

	Total Insurance	18,028,365

	Materials — 1.6%

6,300	Boise Cascade Co.	238,896

9,000	Innospec, Inc.	885,600

10,600	Kraton Corp. *	238,818

33,779	LyondellBasell Industries NV – Class A	3,125,909

9,051	Materion Corp.	532,742

22,300	PolyOne Corp.	703,119

10,400	Reliance Steel & Aluminum Co.	1,226,992

9,800	Schweitzer-Mauduit International, Inc.	429,828

23,700	Silgan Holdings, Inc.	730,197

6,700	Stepan Co.	649,230

7,900	Tredegar Corp.	170,087

	Total Materials	8,931,418

	Media & Entertainment — 5.3%

1,300	Alphabet, Inc. – Class C *	1,696,448

339,000	Comcast Corp. – Class A	14,966,850

34,200	DHI Group, Inc. *	115,254

25,900	Electronic Arts, Inc. *	2,616,159

18,267	Gannett Co., Inc.	116,178

80,700	Interpublic Group of Cos., Inc. (The)	1,807,680

28,900	Liberty TripAdvisor Holdings, Inc. – Class A *	200,277

25,600	National CineMedia, Inc.	171,776

58,952	News Corp. – Class A	759,302

40,050	News Corp. – Class B	527,458

41,589	Omnicom Group, Inc.	3,305,494

66,385	TEGNA, Inc.	1,019,010

100,400	Viacom, Inc. – Class B	2,416,628

	Total Media & Entertainment	29,718,514

	Pharmaceuticals, Biotechnology & Life Sciences — 11.6%

53,600	Amgen, Inc.	12,580,992

29,100	Biogen, Inc. *	8,724,471

86,900	Bristol-Myers Squibb Co.	4,948,086

25,397	Bruker Corp.	1,300,072

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued

142,300	Gilead Sciences, Inc.	9,568,252

177,831	Merck & Co., Inc.	15,503,307

330,138	Pfizer, Inc.	12,716,916

	Total Pharmaceuticals, Biotechnology & Life Sciences	65,342,096

	Real Estate — 1.9%

32,949	CBRE Group, Inc. – Class A *	1,878,752

27,093	CoreCivic, Inc. (REIT)	410,459

139,181	Host Hotels & Resorts, Inc. (REIT)	2,434,276

6,588	Jones Lang LaSalle, Inc.	1,095,782

10,700	Lamar Advertising Co. – Class A (REIT)	892,701

6,800	Newmark Group, Inc. – Class A	88,740

42,600	Outfront Media, Inc. (REIT)	1,064,148

24,900	Park Hotels & Resorts, Inc. (REIT)	588,885

53,700	Retail Properties of America, Inc. – Class A (REIT)	764,151

16,200	Spirit Realty Capital, Inc. (REIT)	848,880

42,800	Sunstone Hotel Investors, Inc. (REIT)	599,200

	Total Real Estate	10,665,974

	Retailing — 6.7%

700	Amazon.com, Inc. *	1,260,560

7,700	Asbury Automotive Group, Inc. *	853,468

16,900	AutoNation, Inc. *	863,421

70,840	Best Buy Co., Inc.	5,712,538

21,300	Core-Mark Holding Co., Inc.	574,035

39,400	Designer Brands, Inc. – Class A	650,100

20,000	Dick’s Sporting Goods, Inc.	916,200

178,455	eBay, Inc.	6,338,721

23,900	Expedia Group, Inc.	2,429,674

10,189	Group 1 Automotive, Inc.	1,050,384

8,100	Haverty Furniture Cos, Inc.	162,891

28,063	Kohl’s Corp.	1,319,242

6,000	Lithia Motors, Inc. – Class A	963,480

13,600	Sonic Automotive, Inc. – Class A	445,400

107,000	Target Corp.	13,376,070

11,100	Williams-Sonoma, Inc.	770,340

	Total Retailing	37,686,524

	Semiconductors & Semiconductor Equipment — 7.4%

25,600	Amkor Technology, Inc. *	309,504

127,400	Applied Materials, Inc.	7,376,460

13,800	Entegris, Inc.	653,016

301,400	Intel Corp.	17,496,270

15,842	KLA Corp.	2,595,870

14,000	Lam Research Corp.	3,735,620

27,900	Maxim Integrated Products, Inc.	1,581,093

64,800	Micron Technology, Inc. *	3,078,648

69,300	ON Semiconductor Corp. *	1,487,871

13,895	Onto Innovation, Inc. *	466,316

12,300	Skyworks Solutions, Inc.	1,209,090

26,900	Teradyne, Inc.	1,683,671

	Total Semiconductors & Semiconductor Equipment	41,673,429

Shares	Description	Value ($)

	Software & Services — 8.5%

29,600	Accenture Plc – Class A	5,954,336

31,020	Amdocs Ltd.	2,149,686

25,600	Booz Allen Hamilton Holding Corp.	1,862,656

5,500	CACI International, Inc. – Class A *	1,316,260

77,505	Cadence Design Systems, Inc. *	5,444,726

12,127	Citrix Systems, Inc.	1,368,047

14,130	CSG Systems International, Inc.	808,095

26,100	Genpact Ltd.	1,062,270

31,295	Intuit, Inc.	8,101,963

9,900	j2 Global, Inc.	960,498

8,100	MAXIMUS, Inc.	604,665

41,653	Microsoft Corp.	6,305,431

22,500	NIC, Inc.	510,525

73,400	Oracle Corp.	4,120,676

17,048	Progress Software Corp.	716,186

10,510	Sykes Enterprises, Inc. *	369,321

45,919	Synopsys, Inc. *	6,476,416

	Total Software & Services	48,131,757

	Technology Hardware & Equipment — 8.6%

28,255	Apple, Inc.	7,551,149

15,833	Arrow Electronics, Inc. *	1,260,940

9,900	Benchmark Electronics, Inc.	341,253

24,800	CDW Corp.	3,349,240

34,700	Ciena Corp. *	1,317,212

5,800	Comtech Telecommunications Corp.	219,182

10,600	Digi International, Inc. *	189,104

352,714	Hewlett Packard Enterprise Co.	5,583,463

374,740	HP, Inc.	7,524,779

14,520	Insight Enterprises, Inc. *	952,367

135,800	Juniper Networks, Inc.	3,403,148

42,007	Motorola Solutions, Inc.	7,027,771

20,000	National Instruments Corp.	842,400

20,200	NCR Corp. *	663,166

31,900	Sanmina Corp. *	1,014,739

21,000	Seagate Technology Plc	1,253,280

8,200	SYNNEX Corp.	1,007,042

23,800	TE Connectivity Ltd.	2,206,498

7,900	Tech Data Corp. *	1,144,631

49,600	Xerox Holdings Corp.	1,930,928

	Total Technology Hardware & Equipment	48,782,292

	Telecommunication Services — 1.9%

20,900	T-Mobile US, Inc. *	1,641,695

31,271	Telephone & Data Systems, Inc.	741,435

141,900	Verizon Communications, Inc.	8,548,056

	Total Telecommunication Services	10,931,186

	Utilities — 0.3%

37,600	NRG Energy, Inc.	1,493,848

	TOTAL COMMON STOCKS (COST $493,805,185)	556,858,180

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.1%

	Affiliated Issuers — 1.1%

1,254,668	GMO U.S. Treasury Fund	6,273,340

	TOTAL MUTUAL FUNDS (COST $6,273,340)	6,273,340

	TOTAL INVESTMENTS — 99.8% (Cost $500,078,525)	563,131,520

	Other Assets and Liabilities (net) — 0.2%	1,092,061

	TOTAL NET ASSETS — 100.0%	$564,223,581

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
30	S&P 500 E-Mini	December 2019	$4,715,550	$238,909

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.0%

	Automobiles & Components — 1.6%

275,000	Dana, Inc.	4,661,250

20,800	Standard Motor Products, Inc.	1,047,696

35,300	Stoneridge, Inc. *	1,063,942

	Total Automobiles & Components	6,772,888

	Banks — 18.1%

1,600	1st Source Corp.	82,256

4,500	Amalgamated Bank – Class A	86,040

98,800	Associated Banc-Corp.	2,118,272

9,300	BancFirst Corp.	549,537

7,300	Bancorp, Inc. (The) *	80,957

12,900	Boston Private Financial Holdings, Inc.	151,446

58,900	Brookline Bancorp, Inc.	945,345

6,600	Camden National Corp.	286,704

2,600	Century Bancorp, Inc. – Class A	226,850

9,100	Civista Bancshares, Inc.	197,288

1,200	CNB Financial Corp.	37,992

4,900	Community Trust Bancorp, Inc.	220,206

84,700	Dime Community Bancshares, Inc.	1,707,552

1,200	ESSA Bancorp, Inc.	20,676

138,400	Essent Group Ltd.	7,563,560

3,400	Farmers National Banc Corp.	52,156

9,500	Federal Agricultural Mortgage Corp. – Class C	788,975

11,900	Financial Institutions, Inc.	387,702

10,600	First Bancorp	414,460

7,776	First Community Bankshares, Inc.	237,090

38,500	First Defiance Financial Corp.	1,160,775

4,400	First Financial Corp.	194,568

1,000	First Financial Northwest, Inc.	14,730

165,400	Flagstar Bancorp, Inc.	6,162,804

17,800	Flushing Financial Corp.	377,360

314,500	Fulton Financial Corp.	5,396,820

12,000	Great Southern Bancorp, Inc.	732,360

169,000	Hilltop Holdings, Inc.	4,162,470

12,600	HomeTrust Bancshares, Inc.	329,238

18,115	Independent Bank Corp.	404,870

51,800	International Bancshares Corp.	2,197,356

174,800	Investors Bancorp, Inc.	2,108,088

1,700	LCNB Corp.	31,433

4,400	Macatawa Bank Corp.	47,124

9,800	Mercantile Bank Corp.	345,450

45,700	Meridian Bancorp, Inc.	919,941

1,400	MutualFirst Financial, Inc.	55,510

2,700	Nicolet Bankshares, Inc. *	195,642

4,100	Northrim BanCorp, Inc.	153,627

229,000	Northwest Bancshares, Inc.	3,810,560

186,300	OFG Bancorp	3,996,135

151,300	PennyMac Financial Services, Inc.	5,191,103

15,400	Peoples Bancorp, Inc.	503,734

22,200	Popular, Inc.	1,227,882

1,800	Premier Financial Bancorp, Inc.	32,670

Shares	Description	Value ($)

	Banks — continued

32,400	Provident Financial Services, Inc.	787,968

169,100	Radian Group, Inc.	4,369,544

1,639	Republic Bancorp, Inc. – Class A	75,722

49,300	Sandy Spring Bancorp, Inc.	1,743,248

5,200	Sierra Bancorp	139,360

2,700	Territorial Bancorp, Inc.	85,563

600	Timberland Bancorp, Inc.	17,781

29,300	TriCo Bancshares	1,132,445

34,900	TrustCo Bank Corp.	306,422

36,900	Trustmark Corp.	1,267,884

20,800	UMB Financial Corp.	1,399,216

19,500	United Community Financial Corp.	216,645

17,100	Univest Financial Corp.	446,481

65,500	Walker & Dunlop, Inc.	4,299,420

90,300	Washington Federal, Inc.	3,323,943

39,003	Waterstone Financial, Inc.	735,987

	Total Banks	76,254,943

	Capital Goods — 10.9%

300	Allied Motion Technologies, Inc.	13,440

18,600	Atkore International Group, Inc. *	775,992

256,700	Builders FirstSource, Inc. *	6,522,747

28,900	Ducommun, Inc. *	1,412,632

8,300	EnPro Industries, Inc.	551,037

155,500	Federal Signal Corp.	5,122,170

24,625	Gorman-Rupp Co. (The)	911,371

91,200	Griffon Corp.	1,935,264

4,900	Hurco Cos, Inc.	175,322

23,400	Hyster-Yale Materials Handling, Inc.	1,385,982

258,500	Meritor, Inc. *	6,527,125

3,000	Miller Industries, Inc.	109,950

73,400	Moog, Inc. – Class A	6,302,858

74,200	Mueller Industries, Inc.	2,329,138

9,200	Park-Ohio Holdings Corp.	290,996

2,800	Preformed Line Products Co.	201,320

2,800	Quanex Building Products Corp.	54,488

50,343	SPX Corp. *	2,405,389

10,800	Systemax, Inc.	250,128

40,500	Timken Co. (The)	2,129,895

84,500	Universal Forest Products, Inc.	4,191,200

41,700	Vectrus, Inc. *	2,124,198

700	Watts Water Technologies, Inc. – Class A	67,872

	Total Capital Goods	45,790,514

	Commercial & Professional Services — 6.1%

310,129	ACCO Brands Corp.	2,837,680

118,600	Brady Corp. – Class A	6,760,200

1,800	CRA International, Inc.	92,286

58,700	Deluxe Corp.	2,998,396

29,700	Ennis, Inc.	613,008

2,800	Heidrick & Struggles International, Inc.	86,856

132,800	Herman Miller, Inc.	6,345,184

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Commercial & Professional Services — continued

2,700	ICF International, Inc.	242,271

54,800	Kelly Services, Inc. – Class A	1,200,668

66,600	Kimball International, Inc. – Class B	1,423,908

62,100	Knoll, Inc.	1,711,476

82,600	Pitney Bowes, Inc.	389,046

18,200	Resources Connection, Inc.	281,190

18,700	SP Plus Corp. *	819,995

	Total Commercial & Professional Services	25,802,164

	Consumer Durables & Apparel — 4.2%

96,100	Acushnet Holdings Corp.	2,889,727

2,900	Bassett Furniture Industries, Inc.	44,138

96,000	Callaway Golf Co.	1,994,880

5,400	Clarus Corp.	67,986

1,200	Escalade, Inc.	13,620

152,500	Ethan Allen Interiors, Inc.	2,726,700

51,000	G-III Apparel Group Ltd. *	1,509,600

14,100	Hooker Furniture Corp.	335,721

29,400	Johnson Outdoors, Inc. – Class A	1,899,240

69,300	La-Z-Boy, Inc.	2,189,880

28,100	M/I Homes, Inc. *	1,243,987

28,000	MDC Holdings, Inc.	1,107,960

6,700	Movado Group, Inc.	130,985

14,600	Rocky Brands, Inc.	407,048

2,400	Universal Electronics, Inc. *	133,440

63,800	Vera Bradley, Inc. *	704,352

43,900	ZAGG, Inc. *	337,152

	Total Consumer Durables & Apparel	17,736,416

	Consumer Services — 2.7%

128,900	Bloomin’ Brands, Inc.	3,100,045

62,800	Brinker International, Inc.	2,813,440

10,600	Carriage Services, Inc.	254,930

80,824	K12, Inc. *	1,588,192

139,500	Laureate Education, Inc. – Class A *	2,420,325

82,200	Regis Corp. *	1,325,886

	Total Consumer Services	11,502,818

	Diversified Financials — 6.4%

4,300	AG Mortgage Investment Trust, Inc. (REIT)	66,951

33,000	Apollo Investment Corp.	557,040

51,300	Artisan Partners Asset Management, Inc. – Class A	1,522,071

8,300	Brightsphere Investment Group, Inc.	79,929

49,600	Curo Group Holdings Corp. *	675,056

70,800	Donnelley Financial Solutions, Inc. *	710,832

100,000	Ellington Financial, Inc.	1,811,000

4,900	Encore Capital Group, Inc. *	178,703

191,317	Enova International, Inc. *	4,406,030

23,800	Federated Investors, Inc. – Class B	797,776

34,500	INTL. FCStone, Inc. *	1,380,000

288,800	Invesco Mortgage Capital, Inc. (REIT)	4,690,112

29,900	Legg Mason, Inc.	1,168,492

Shares	Description	Value ($)

	Diversified Financials — continued

22,200	Oppenheimer Holdings, Inc. – Class A	632,922

310,700	PennyMac Mortgage Investment Trust (REIT)	7,174,063

6,200	Piper Jaffray Cos.	501,456

20,200	Westwood Holdings Group, Inc.	623,372

	Total Diversified Financials	26,975,805

	Energy — 3.4%

48,479	Archrock, Inc.	407,709

46,500	Bonanza Creek Energy, Inc. *	811,890

100,100	California Resources Corp. *	654,654

100	Dril-Quip, Inc. *	4,226

53,200	Evolution Petroleum Corp.	277,172

16,900	Geospace Technologies Corp. *	243,698

791,300	Laredo Petroleum, Inc. *	1,709,208

28,380	Matrix Service Co. *	594,277

3,000	Penn Virginia Corp. *	72,450

8,100	REX American Resources Corp. *	743,985

5,400	Talos Energy, Inc. *	125,280

349,000	W&T Offshore, Inc. *	1,493,720

172,300	World Fuel Services Corp.	7,305,520

	Total Energy	14,443,789

	Food & Staples Retailing — 0.5%

26,600	Ingles Markets, Inc. – Class A	1,182,104

8,000	Village Super Market, Inc. – Class A	226,240

18,800	Weis Markets, Inc.	748,804

	Total Food & Staples Retailing	2,157,148

	Food, Beverage & Tobacco — 0.9%

5,416	Seneca Foods Corp. – Class A *	211,766

70,300	Universal Corp.	3,671,066

	Total Food, Beverage & Tobacco	3,882,832

	Health Care Equipment & Services — 0.9%

43,600	Computer Programs & Systems, Inc.	1,159,324

17,300	FONAR Corp. *	343,751

20,800	HealthStream, Inc. *	605,904

7,400	Integer Holdings Corp. *	561,290

12,400	Lantheus Holdings, Inc. *	259,160

47,800	RTI Surgical Holdings, Inc. *	88,430

26,800	Varex Imaging Corp. *	802,392

	Total Health Care Equipment & Services	3,820,251

	Household & Personal Products — 0.8%

46,600	Inter Parfums, Inc.	3,284,834

	Insurance — 0.7%

17,300	Employers Holdings, Inc.	743,381

11,600	FedNat Holding Co.	172,956

5,000	Hallmark Financial Services, Inc. *	95,350

74,000	National General Holdings Corp.	1,575,460

14,200	State Auto Financial Corp.	465,476

	Total Insurance	3,052,623

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Materials — 6.8%

26,500	American Vanguard Corp.	426,650

51,400	Carpenter Technology Corp.	2,702,098

4,900	FutureFuel Corp.	54,978

40,800	Greif, Inc. – Class A	1,760,520

4,200	Innophos Holdings, Inc.	133,980

58,800	Innospec, Inc.	5,785,920

18,300	Koppers Holdings, Inc. *	678,015

36,200	Kraton Corp. *	815,586

6,100	Kronos Worldwide, Inc.	83,997

61,900	Materion Corp.	3,643,434

23,500	PolyOne Corp.	740,955

1,600	Ryerson Holding Corp. *	17,056

62,500	Schweitzer-Mauduit International, Inc.	2,741,250

86,300	Silgan Holdings, Inc.	2,658,903

22,129	Stepan Co.	2,144,300

55,000	Tredegar Corp.	1,184,150

146,800	Warrior Met Coal, Inc.	3,013,804

	Total Materials	28,585,596

	Media & Entertainment — 3.1%

219,400	DHI Group, Inc. *	739,378

179,091	Gannett Co., Inc.	1,139,019

118,800	Liberty TripAdvisor Holdings, Inc. – Class A *	823,284

71,900	Marchex, Inc. – Class B *	289,038

45,900	Marcus Corp. (The)	1,444,014

98,500	National CineMedia, Inc.	660,935

32,300	Scholastic Corp.	1,199,299

392,900	TEGNA, Inc.	6,031,015

44,100	Tribune Publishing Co.	552,132

19,600	WideOpenWest, Inc. *	120,148

	Total Media & Entertainment	12,998,262

	Pharmaceuticals, Biotechnology & Life Sciences — 1.0%

72,700	Achillion Pharmaceuticals, Inc. *	451,467

98,200	Prestige Consumer Healthcare, Inc. *	3,709,014

	Total Pharmaceuticals, Biotechnology & Life Sciences	4,160,481

	Real Estate — 7.7%

306,100	CoreCivic, Inc. (REIT)	4,637,415

244,600	CorePoint Lodging, Inc. (REIT)	2,472,906

47,400	Cushman & Wakefield Plc *	919,086

13,100	GEO Group, Inc. (The) (REIT)	181,566

136,000	iStar, Inc. (REIT)	1,766,640

419,300	Newmark Group, Inc. – Class A	5,471,865

15,800	Office Properties Income Trust (REIT)	527,088

56,600	Realogy Holdings Corp.	592,602

145,100	Retail Properties of America, Inc. – Class A (REIT)	2,064,773

263,600	Summit Hotel Properties, Inc. (REIT)	3,194,832

551,400	Sunstone Hotel Investors, Inc. (REIT)	7,719,600

145,800	Xenia Hotels & Resorts, Inc. (REIT)	3,070,548

	Total Real Estate	32,618,921

Shares	Description	Value ($)

	Retailing — 4.9%

24,200	1-800-Flowers.com, Inc. – Class A *	325,974

78,300	Core-Mark Holding Co., Inc.	2,110,185

27,000	Designer Brands, Inc. – Class A	445,500

69,600	Group 1 Automotive, Inc.	7,175,064

91,213	Haverty Furniture Cos, Inc.	1,834,293

18,700	Michaels Cos., Inc. (The) *	152,966

74,600	Shoe Carnival, Inc.	2,648,300

131,700	Sonic Automotive, Inc. – Class A	4,313,175

2,400	Weyco Group, Inc.	58,920

53,100	Zumiez, Inc. *	1,568,574

	Total Retailing	20,632,951

	Semiconductors & Semiconductor Equipment — 0.7%

40,000	Alpha & Omega Semiconductor Ltd. *	475,600

3,800	Axcelis Technologies, Inc. *	81,472

68,500	DSP Group, Inc. *	970,645

20,501	Onto Innovation, Inc. *	688,014

37,100	Rambus, Inc. *	484,155

15,400	Xperi Corp.	304,766

	Total Semiconductors & Semiconductor Equipment	3,004,652

	Software & Services — 3.5%

183,100	Avaya Holdings Corp. *	2,338,187

9,200	ChannelAdvisor Corp. *	87,308

49,600	CSG Systems International, Inc.	2,836,624

34,400	Hackett Group, Inc. (The)	527,352

47,300	NIC, Inc.	1,073,237

87,600	Perspecta, Inc.	2,416,008

44,300	Progress Software Corp.	1,861,043

53,100	Sykes Enterprises, Inc. *	1,865,934

8,900	Telenav, Inc. *	50,908

145,200	Unisys Corp. *	1,652,376

	Total Software & Services	14,708,977

	Technology Hardware & Equipment — 8.9%

128,946	ADTRAN, Inc.	1,185,014

109,600	AVX Corp.	2,230,360

2,500	Belden, Inc.	134,350

119,500	Benchmark Electronics, Inc.	4,119,165

75,300	Comtech Telecommunications Corp.	2,845,587

35,400	CTS Corp.	969,252

60,800	Digi International, Inc. *	1,084,672

109,300	Insight Enterprises, Inc. *	7,168,987

28,000	Kimball Electronics, Inc. *	491,120

17,400	Methode Electronics, Inc.	647,454

30,600	MTS Systems Corp.	1,389,852

25,600	PC Connection, Inc.	1,262,592

5,200	Plexus Corp. *	394,680

215,200	Sanmina Corp. *	6,845,512

46,000	Tech Data Corp. *	6,664,940

7,326	Vishay Precision Group, Inc. *	252,087

	Total Technology Hardware & Equipment	37,685,624

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Telecommunication Services — 1.3%

39,600	IDT Corp. - Class B *	282,348

119,788	Spok Holdings, Inc.	1,474,590

151,900	Telephone & Data Systems, Inc.	3,601,549

	Total Telecommunication Services	5,358,487

	Utilities — 2.9%

35,600	Avista Corp.	1,683,168

4,700	Consolidated Water Co. Ltd.	78,396

82,100	Genie Energy Ltd. – Class B	664,189

14,600	Otter Tail Corp.	717,736

101,700	PNM Resources, Inc.	4,927,365

67,500	Portland General Electric Co.	3,746,925

6,500	Unitil Corp.	396,760

	Total Utilities	12,214,539

	TOTAL COMMON STOCKS (COST $389,372,919)	413,445,515

	MUTUAL FUNDS — 2.0%

	Affiliated Issuers — 2.0%

1,713,937	GMO U.S. Treasury Fund	8,569,685

	TOTAL MUTUAL FUNDS (COST $8,577,287)	8,569,685

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

568,282	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (a)	568,282

	TOTAL SHORT-TERM INVESTMENTS (COST $568,282)	568,282

	TOTAL INVESTMENTS — 100.1% (Cost $398,518,488)	422,583,482

	Other Assets and Liabilities (net) — (0.1%)	(429,195)

	TOTAL NET ASSETS — 100.0%	$422,154,287

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
85	E-mini Russell 2000 Index	December 2019	$6,901,150	$126,157

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2019.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Organization

Each of Climate Change Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, International Equity Fund, Quality Fund, Resources Fund, Risk Premium Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund (commenced operations on July 2, 2019) (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2019, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,397,431	$—	$—	$1,397,431
Australia	—	1,760,346	—	1,760,346
Brazil	—	1,901,395	—	1,901,395
Canada	3,681,670	—	—	3,681,670
China	522,205	4,160,942	—	4,683,147
Denmark	—	3,678,469	—	3,678,469
Finland	—	277,396	—	277,396
France	—	10,168,058	—	10,168,058
Germany	—	2,966,365	—	2,966,365
India	—	264,170	—	264,170
Israel	—	1,927,491	—	1,927,491
Italy	—	3,105,480	—	3,105,480
Japan	—	11,706,784	—	11,706,784
Malaysia	—	167,415	—	167,415

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Mexico	$3,265,362	$—	$—	$3,265,362
Netherlands	—	955,400	—	955,400
Norway	—	2,418,531	—	2,418,531
Pakistan	—	564,524	—	564,524
Poland	—	1,771,931	—	1,771,931
Portugal	—	1,181,906	—	1,181,906
Russia	—	5,262,206	—	5,262,206
South Africa	—	—	8,891	8,891
South Korea	—	453,387	—	453,387
Spain	—	3,861,667	—	3,861,667
Switzerland	—	781,419	—	781,419
Taiwan	—	412,887	—	412,887
Thailand	—	530,128	—	530,128
Ukraine	—	718,889	—	718,889
United Kingdom	—	3,394,066	—	3,394,066
United States	39,588,543	—	—	39,588,543

TOTAL COMMON STOCKS	48,455,211	64,391,252	8,891	112,855,354

Preferred Stocks
Chile	3,174,156	—	—	3,174,156

TOTAL PREFERRED STOCKS	3,174,156	—	—	3,174,156

Rights/Warrants
Faroe Islands	—	—	257	257

TOTAL RIGHTS/WARRANTS	—	—	257	257

Mutual Funds
United States	585,783	—	—	585,783

TOTAL MUTUAL FUNDS	585,783	—	—	585,783

Short-Term Investments	1,310,898	—	—	1,310,898

Total Investments	53,526,048	64,391,252	9,148	117,926,448

Total	$53,526,048	$64,391,252	$9,148	$117,926,448

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$2,589,941	$—	$2,589,941
Brazil	—	16,258,040	—	16,258,040
Chile	—	2,728,973	—	2,728,973
China	88,040,484	202,941,692	—	290,982,176
France	—	4,387,655	—	4,387,655
Greece	—	3,712,383	—	3,712,383
Hong Kong	—	18,823,957	—	18,823,957
India	13,585,000	43,179,885	—	56,764,885
Indonesia	—	28,751,136	—	28,751,136
Japan	—	1,887,201	—	1,887,201
Mexico	10,789,080	—	—	10,789,080
Peru	3,058,454	—	—	3,058,454
Philippines	—	19,258,290	—	19,258,290
Russia	—	13,617,847	—	13,617,847
South Africa	—	10,671,719	—	10,671,719
South Korea	—	68,817,885	—	68,817,885
Switzerland	—	16,582,344	—	16,582,344
Taiwan	—	118,992,119	—	118,992,119
Thailand	—	27,368,526	—	27,368,526
Turkey	—	11,830,641	—	11,830,641
United Arab Emirates	—	2,839,587	—	2,839,587
Vietnam	—	16,560,331	—	16,560,331

TOTAL COMMON STOCKS	115,473,018	631,800,152	—	747,273,170

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$—	$25,073,699	$—	$25,073,699

TOTAL PREFERRED STOCKS	—	25,073,699	—	25,073,699

Investment Funds
Brazil	17,693,002	—	—	17,693,002
Russia	36,467,632	—	—	36,467,632
South Korea	—	11,222,494	—	11,222,494
Taiwan	10,292,505	—	—	10,292,505
Thailand	—	39,129,337	—	39,129,337
United States	49,838,147	—	—	49,838,147

TOTAL INVESTMENT FUNDS	114,291,286	50,351,831	—	164,643,117

Debt Obligations
United States	9,997,230	—	—	9,997,230

TOTAL DEBT OBLIGATIONS	9,997,230	—	—	9,997,230

Mutual Funds
United States	37,923,977	—	—	37,923,977

TOTAL MUTUAL FUNDS	37,923,977	—	—	37,923,977

Short-Term Investments	1,718,848	—	—	1,718,848

Total Investments	279,404,359	707,225,682	—	986,630,041

Total	$279,404,359	$707,225,682	$—	$986,630,041

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Argentina	$9,881,969	$—	$—	$9,881,969
Brazil	—	2,215,126	—	2,215,126
Chile	—	235,274	—	235,274
China	67,939,885	1,074,646,254	680,739	1,143,266,878
Colombia	498,474	—	—	498,474
Czech Republic	—	2,037,949	—	2,037,949
India	—	85,689,673	—	85,689,673
Indonesia	—	8,357,872	—	8,357,872
Malaysia	—	2,479,506	—	2,479,506
Mexico	31,814,183	—	—	31,814,183
Pakistan	—	17,080,279	—	17,080,279
Philippines	—	8,692,974	—	8,692,974
Poland	—	140,866,501	—	140,866,501
Qatar	—	29,146,642	—	29,146,642
Russia	5,452,779	473,802,024	—	479,254,803
Singapore	—	122,043	—	122,043
South Africa	—	123,866,344	—	123,866,344
South Korea	—	45,782,353	—	45,782,353
Sri Lanka	—	743,160	—	743,160
Taiwan	30,442,337	478,660,924	—	509,103,261
Thailand	—	3,773,438	—	3,773,438
Turkey	—	178,175,696	—	178,175,696
United Arab Emirates	—	9,730,773	—	9,730,773
United Kingdom	—	22,905,073	—	22,905,073
Vietnam	—	2,588,423	—	2,588,423

TOTAL COMMON STOCKS	146,029,627	2,711,598,301	680,739	2,858,308,667

Preferred Stocks
Colombia	1,835,553	—	—	1,835,553
Russia	—	56,586,713	—	56,586,713
South Korea	—	60,590,608	—	60,590,608
Taiwan	—	—	1,301,664	1,301,664

TOTAL PREFERRED STOCKS	1,835,553	117,177,321	1,301,664	120,314,538

Description	Level 1	Level 2	Level 3		Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
Thailand	$—	$12,534,123	$—		$12,534,123
United States	102,586,588	—	—		102,586,588

TOTAL INVESTMENT FUNDS	102,586,588	12,534,123	—		115,120,711

Mutual Funds
United States	117,730,786	—	—		117,730,786

TOTAL MUTUAL FUNDS	117,730,786	—	—		117,730,786

Short-Term Investments	8,842,135	—	—		8,842,135

Total Investments	377,024,689	2,841,309,745	1,982,403		3,220,316,837

Derivatives^
Swap Contracts
Equity Risk	—	10,096	—		10,096

Total	$377,024,689	$2,841,319,841	$1,982,403		$3,220,326,933

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(1,245,201)	$—	$—		$(1,245,201)
Swap Contracts
Equity Risk	—	(1,051,419)	—		(1,051,419)

Total	$(1,245,201)	$(1,051,419)	$—		$(2,296,620)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$128,166,152	$—		$128,166,152
Austria	—	2,515,020	—		2,515,020
Belgium	—	10,615,737	—		10,615,737
Denmark	—	924,094	—		924,094
Finland	—	2,040,666	—		2,040,666
France	45,360,340	286,655,163	—		332,015,503
Germany	—	191,702,237	—		191,702,237
Hong Kong	—	62,989,688	—		62,989,688
Ireland	9,161,360	18,782	—		9,180,142
Italy	13,148,504	168,740,437	—		181,888,941
Japan	—	753,015,318	—		753,015,318
Malta	—	—	0	§	0 §
Netherlands	—	230,424,252	—		230,424,252
New Zealand	—	1,664,262	—		1,664,262
Norway	—	67,744,760	—		67,744,760
Portugal	—	87,479,715	—		87,479,715
Singapore	—	88,047,139	—		88,047,139
Spain	—	243,960,194	—		243,960,194
Sweden	—	129,981,033	—		129,981,033
Switzerland	—	189,003,660	—		189,003,660
United Kingdom	36,097,008	573,452,546	—		609,549,554

TOTAL COMMON STOCKS	103,767,212	3,219,140,855	0	§	3,322,908,067

Mutual Funds
United States	50,061,375	—	—		50,061,375

TOTAL MUTUAL FUNDS	50,061,375	—	—		50,061,375

Short-Term Investments	6,960,441	—	—		6,960,441

Total Investments	160,789,028	3,219,140,855	0	§	3,379,929,883

Total	$160,789,028	$3,219,140,855	$0	§	$3,379,929,883

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(86,613)	$—	$—		$(86,613)

Quality Fund
Asset Valuation Inputs
Common Stocks
Germany	$—	$174,216,037	$—		$174,216,037
Switzerland	—	354,317,517	—		354,317,517
Taiwan	—	185,137,532	—		185,137,532
United Kingdom	—	273,726,890	—		273,726,890
United States	5,626,531,412	—	—		5,626,531,412

TOTAL COMMON STOCKS	5,626,531,412	987,397,976	—		6,613,929,388

Debt Obligations
United States	29,987,627	—	—		29,987,627

TOTAL DEBT OBLIGATIONS	29,987,627	—	—		29,987,627

Mutual Funds
United States	15,705,319	—	—		15,705,319

TOTAL MUTUAL FUNDS	15,705,319	—	—		15,705,319

Short-Term Investments	120,761,615	—	—		120,761,615

Total Investments	5,792,985,973	987,397,976	—		6,780,383,949

Total	$5,792,985,973	$987,397,976	$—		$6,780,383,949

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$6,451,748	$—	$—		$6,451,748
Australia	—	16,160,566	—		16,160,566
Austria	—	5,285,688	—		5,285,688
Brazil	—	12,458,672	—		12,458,672
Canada	11,373,779	—	—		11,373,779
China	—	15,608,036	—		15,608,036
Colombia	3,525,438	—	—		3,525,438
Denmark	—	7,832,732	—		7,832,732
France	—	14,682,713	—		14,682,713
Germany	—	1,715,203	—		1,715,203
Hungary	—	3,768,720	—		3,768,720
India	—	9,245,433	—		9,245,433
Israel	—	13,293,915	—		13,293,915
Japan	—	17,587,953	—		17,587,953
Mexico	15,359,102	—	—		15,359,102
Norway	—	17,182,581	—		17,182,581
Pakistan	—	2,284,904	—		2,284,904
Poland	—	8,988,365	—		8,988,365
Russia	—	75,221,274	—		75,221,274
Singapore	—	—	0	§	0	§
South Africa	—	6,805,686	—		6,805,686
South Korea	—	2,832,112	—		2,832,112
Spain	—	8,377,442	—		8,377,442
Sweden	—	10,098,361	—		10,098,361
Switzerland	—	1,271,461	—		1,271,461
Thailand	—	10,506,912	—		10,506,912
Turkey	—	2,622,958	—		2,622,958
Ukraine	—	2,827,797	—		2,827,797
United Kingdom	—	61,456,810	—		61,456,810
United States	110,626,481	—	—		110,626,481

TOTAL COMMON STOCKS	147,336,548	328,116,294	0	§	475,452,842

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$—	$27,004,881	$—		$27,004,881
Chile	14,596,161	—	—		14,596,161
Russia	—	6,826,439	—		6,826,439

TOTAL PREFERRED STOCKS	14,596,161	33,831,320	—		48,427,481

Rights/Warrants
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Mutual Funds
United States	24,197,678	—	—		24,197,678

TOTAL MUTUAL FUNDS	24,197,678	—	—		24,197,678

Short-Term Investments	888,465	—	—		888,465

Total Investments	187,018,852	361,947,614	0	§	548,966,466

Total	$187,018,852	$361,947,614	$0	§	$548,966,466

Risk Premium Fund
Asset Valuation Inputs
Debt Obligations
United States	$20,394,348	$—	$—		$20,394,348

TOTAL DEBT OBLIGATIONS	20,394,348	—	—		20,394,348

Short-Term Investments	66,230	—	—		66,230

Total Investments	20,460,578	—	—		20,460,578

Total	$20,460,578	$—	$—		$20,460,578

Liability Valuation Inputs
Derivatives^
Written Options
Equity Risk	$(131,755)	$—	$—		$(131,755)

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,599,928	$—		$1,599,928
Austria	—	35,849	—		35,849
Belgium	—	48,584	—		48,584
Brazil	—	684,642	—		684,642
Canada	193,008	—	—		193,008
China	—	745,715	—		745,715
Denmark	—	31,446	—		31,446
Finland	—	89,342	—		89,342
France	42,012	4,421,973	—		4,463,985
Germany	—	2,147,020	—		2,147,020
Hong Kong	—	624,218	—		624,218
Hungary	—	76,671	—		76,671
India	—	176,520	—		176,520
Ireland	95,750	233,467	—		329,217
Italy	—	1,879,245	—		1,879,245
Japan	—	8,974,601	—		8,974,601
Malta	—	—	0	§	0	§
Mexico	8,031	—	—		8,031
Netherlands	—	2,566,701	—		2,566,701
Norway	—	371,057	—		371,057
Philippines	—	11,643	—		11,643
Poland	—	11,682	—		11,682
Portugal	—	730,714	—		730,714
Russia	—	503,506	—		503,506
Singapore	—	865,502	—		865,502

Description	Level 1	Level 2		Level 3		Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
South Africa	$—	$158,400		$—		$158,400
South Korea	48,132	768,233		—		816,365
Spain	—	2,498,232		—		2,498,232
Sweden	—	1,232,527		—		1,232,527
Switzerland	—	2,255,725		—		2,255,725
Taiwan	—	564,936		—		564,936
Thailand	—	19,294		—		19,294
Turkey	—	93,374		—		93,374
United Kingdom	317,106	5,710,916		—		6,028,022

TOTAL COMMON STOCKS	704,039	40,131,663		0	§	40,835,702

Preferred Stocks
Brazil	—	10,936		—		10,936
Germany	—	136,716		—		136,716
South Korea	—	970		—		970
Sweden	—	16,837		—		16,837

TOTAL PREFERRED STOCKS	—	165,459		—		165,459

Rights/Warrants
China	—	0	§	—		0	§

TOTAL RIGHTS/WARRANTS	—	0	§	—		0	§

Mutual Funds
United States	941,481	—		—		941,481

TOTAL MUTUAL FUNDS	941,481	—		—		941,481

Short-Term Investments	179,282	—		—		179,282

Total Investments	1,824,802	40,297,122		0	§	42,121,924

Total	$1,824,802	$40,297,122		$0	§	$42,121,924

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$556,858,180	$—		$—		$556,858,180
Mutual Funds	6,273,340	—		—		6,273,340

Total Investments	563,131,520	—		—		563,131,520

Derivatives^
Futures Contracts
Equity Risk	238,909	—		—		238,909

Total	$563,370,429	$—		$—		$563,370,429

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$413,445,515	$—		$—		$413,445,515
Mutual Funds	8,569,685	—		—		8,569,685
Short-Term Investments	568,282	—		—		568,282

Total Investments	422,583,482	—		—		422,583,482

Derivatives^
Futures Contracts
Equity Risk	126,157	—		—		126,157

Total	$422,709,639	$—		$—		$422,709,639

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and fully funded total return swaps, if any, which are included in investments.
§	Represents the interest in securities that were determined to have a value of zero at November 30, 2019.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At November 30, 2019, there were no material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

For Funds with total Level 3 assets and/or liabilities that exceed 0.05% of current period net assets, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2019	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of November 30, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2019
Emerging Markets Fund
Common Stocks
China	$678,870	$—	$—	$—	$—	$1,869	$—		$—	$680,739	$1,869
Preferred Stocks
Taiwan	—	—	—	—	—	—	1,301,664	‡	—	1,301,664	—
Investment Funds
Russia	103,243	—	(99,504)	—	(3,115,188)	3,111,449	—		—	—	—

Total Investments	$782,113	$—	$(99,504)	$—	$(3,115,188)	$3,113,318	$1,301,664		$—	$1,982,403	$1,869

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period end November 30, 2019 is set forth below:

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$4,595,622		$120,072,371	$124,088,186	$51,051	**	$7,125	$(1,149)	$585,783

Emerging Domestic Opportunities Fund
CMI Ltd	$2,100,445		$—	$474,113	$12,273		$(903,416)	$(60,781)	$662,135
Gayatri Projects Ltd	23,320,306		—	—	—		—	(12,614,988)	10,705,318
GMO U.S. Treasury Fund	26,772,924		528,614,076	517,440,000	612,564		3,980	(27,003)	37,923,977
iShares MSCI Saudi Arabia ETF	—	#	29,021,458	31,136,038	—		(12,200)	—	—	##

Totals	$52,193,675		$557,635,534	$549,050,151	$624,837		$(911,636)	$(12,702,772)	$49,291,430

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$520,683		$—	$—	$—		$—	$222,477	$743,160
Gayatri Highways Ltd	143,172		—	6,843	—		(52,686)	(32,235)	51,408
Gayatri Projects Ltd	35,390,143		—	—	—		—	(19,144,099)	16,246,044
GMO U.S. Treasury Fund	65,931,221		628,439,896	576,650,000	942,446		9,980	(311)	117,730,786

Totals	$101,985,219		$628,439,896	$576,656,843	$942,446		$(42,706)	$(18,954,168)	$134,771,398

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
International Equity Fund
GMO U.S. Treasury Fund	$64,555,168	$478,110,000	$492,700,000	$913,727		$96,207	$—	$50,061,375

Quality Fund
GMO U.S. Treasury Fund	$15,705,319	$—	$—	$256,774		$—	$—	$15,705,319

Resources Fund
GMO U.S. Treasury Fund	$5,233,701	$301,186,988	$282,253,004	$174,346	**	$37,147	$(7,154)	$24,197,678

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$846,701	$4,400,000	$4,305,000	$10,151		$25	$(245)	$941,481

U.S. Equity Fund
GMO U.S. Treasury Fund	$21,833,340	$90,940,000	$106,500,000	$165,639		$—	$—	$6,273,340

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$—	$44,535,293	$35,961,000	$40,929		$2,994	$(7,602)	$8,569,685

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2019 through November 30, 2019. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2020.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $114,976 and $313,570 in Climate Change Fund and Resources Fund, respectively, during the period.

#	Security was not an affiliate at the beginning of the period.
##	Security is no longer an affiliate at period end.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.3%

	Australia — 1.8%

19,373	Aurizon Holdings Ltd	75,804

18,315	Australian Pharmaceutical Industries Ltd	16,264

1,752	Brickworks Ltd	22,357

3,606	Caltex Australia Ltd	84,312

5,988	Charter Hall Retail (REIT)	18,633

4,403	Dexus (REIT)	36,382

16,888	Fortescue Metals Group Ltd	111,213

8,655	Genworth Mortgage Insurance Australia Ltd	21,489

6,743	Mineral Resources Ltd	70,840

72,170	Mirvac Group (REIT)	164,318

6,060	Rio Tinto Ltd	397,306

6,065	Sandfire Resources NL	22,930

100,909	Scentre Group (REIT)	268,616

16,555	Stockland (REIT)	56,531

21,779	Viva Energy (REIT)	41,048

30,915	Whitehaven Coal Ltd	65,845

	Total Australia	1,473,888

	Belgium — 0.2%

2,244	Ageas	134,640

143	Barco NV	32,988

	Total Belgium	167,628

	Brazil — 2.0%

14,926	Banco Bradesco SA	110,173

4,800	Banco do Brasil SA	54,205

39,000	Banco Santander Brasil SA	406,240

34,900	Cia de Saneamento Basico do Estado de Sao Paulo	473,170

3,300	Cia de Saneamento de Minas Gerais-COPASA	53,385

65,300	JBS SA	439,272

3,800	Mahle-Metal Leve SA	22,250

21,000	MRV Engenharia e Participacoes SA	87,151

1,054	Sul America SA	13,242

3,400	Tupy SA	15,821

	Total Brazil	1,674,909

	Chile — 0.1%

433,099	Enel Americas SA	83,220

3,500	Enel Americas SA ADR	33,845

	Total Chile	117,065

	China — 8.7%

192,000	Agile Group Holdings Ltd	269,399

1,080,000	Agricultural Bank of China Ltd – Class H	437,272

72,500	Anhui Conch Cement Co Ltd – Class H	463,817

268,000	BAIC Motor Corp Ltd – Class H	150,221

539,000	Bank of China Ltd – Class H	216,169

688,000	Bank of Communications Co Ltd – Class H	451,624

12,000	China Cinda Asset Management Co Ltd – Class H	2,499

Shares	Description	Value ($)

	China — continued

820,000	China CITIC Bank Corp Ltd – Class H	448,275

250,000	China Communications Services Corp Ltd – Class H	168,294

213,000	China Construction Bank Corp – Class H	169,444

102,000	China Everbright Bank Co Ltd – Class H	44,035

13,000	China Lesso Group Holdings Ltd	13,618

26,000	China Lilang Ltd	20,988

152,500	China Minsheng Banking Corp Ltd – Class H	106,149

156,000	China National Building Material Co Ltd – Class H	150,834

650,000	China Petroleum & Chemical Corp – Class H	364,523

62,000	China Pioneer Pharma Holdings Ltd *	4,412

324,000	China Railway Construction Corp Ltd – Class H	334,456

45,000	China Railway Group Ltd – Class H	26,343

212,500	China Resources Pharmaceutical Group Ltd	185,629

93,000	China SCE Group Holdings Ltd	44,337

193,500	China Shenhua Energy Co Ltd – Class H	374,653

49,000	China Shineway Pharmaceutical Group Ltd	50,264

1,012,000	China Telecom Corp Ltd – Class H	382,982

800	China Yuchai International Ltd	10,760

52,000	Dah Chong Hong Holdings Ltd	23,858

132,400	Guangzhou R&F Properties Co Ltd – Class H	222,529

74,000	Haier Electronics Group Co Ltd	205,693

51,000	Kingboard Holdings Ltd	140,395

79,000	Lonking Holdings Ltd	22,502

155,000	People’s Insurance Co Group of China Ltd (The) – Class H	62,170

6,000	Ping An Insurance Group Co of China Ltd – Class H	68,132

25,000	Poly Property Group Co Ltd	8,945

637,000	Postal Savings Bank of China Co Ltd – Class H	413,320

17,000	Road King Infrastructure Ltd	30,932

97,700	Shanghai Pharmaceuticals Holding Co Ltd – Class H	175,221

151,500	Shimao Property Holdings Ltd	548,913

150,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	41,571

98,000	Tianneng Power International Ltd	64,467

178,000	Weichai Power Co Ltd – Class H	304,185

	Total China	7,223,830

	Denmark — 0.0%

1,581	Scandinavian Tobacco Group A/S	18,278

	Finland — 0.2%

3,964	Neste Oyj	133,996

	France — 3.8%

3,848	BNP Paribas SA	215,725

2,513	Cie de Saint-Gobain	101,747

2,865	Cie Generale des Etablissements Michelin SCA	343,577

2,360	CNP Assurances	46,599

5,025	Coface SA	55,525

1,253	IPSOS	40,035

317	Kaufman & Broad SA	12,804

3,021	Lagardere SCA	65,996

1,173	Metropole Television SA	20,368

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	France — continued

1,221	Neopost SA	25,794

755	Nexity SA	38,054

23,719	Peugeot SA	572,357

14,225	Sanofi	1,326,036

3,333	Schneider Electric SE	321,524

2,268	Television Francaise 1	18,328

	Total France	3,204,469

	Germany — 2.7%

3,782	Allianz SE (Registered)	904,536

3,552	Bayer AG (Registered)	268,263

3,840	Bayerische Motoren Werke AG	309,681

4,718	CECONOMY AG *	22,658

11,797	Deutsche Lufthansa AG (Registered)	223,727

7,971	Deutsche Pfandbriefbank AG	119,879

1,200	Evonik Industries AG	34,800

1,546	HeidelbergCement AG	113,921

7	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,009

974	Software AG	32,834

1,093	Volkswagen AG	208,033

	Total Germany	2,240,341

	Greece — 0.0%

6,562	FF Group * (a)	—

	Hong Kong — 0.4%

25,500	CK Asset Holdings Ltd	169,560

8,500	Kerry Properties Ltd	27,425

16,000	NWS Holdings Ltd	21,468

32,000	SJM Holdings Ltd	32,638

11,000	Wharf Real Estate Investment Co Ltd	61,084

	Total Hong Kong	312,175

	Hungary — 0.0%

26,274	Magyar Telekom Telecommunications Plc	38,028

	India — 1.4%

1,275	Balrampur Chini Mills Ltd	2,720

20,892	HCL Technologies Ltd	328,232

82,740	Indian Oil Corp Ltd	150,824

24,861	ITC Ltd	85,186

1,877	Larsen & Toubro Infotech Ltd	43,869

10,643	Mphasis Ltd	130,690

1,085	NIIT Technologies Ltd	22,488

4,843	PC Jeweller Ltd *	2,029

98,196	Power Finance Corp Ltd *	156,620

29,334	PTC India Ltd *	22,823

113,248	REC Ltd	217,787

	Total India	1,163,268

Shares	Description	Value ($)

	Indonesia — 0.0%

16,200	Indo Tambangraya Megah Tbk PT	11,735

	Ireland — 0.1%

620	Flutter Entertainment Plc	70,576

	Israel — 0.2%

9,994	Bank Leumi Le-Israel BM	72,430

912	First International Bank of Israel Ltd	27,931

2,324	Harel Insurance Investments & Financial Services Ltd	19,607

5,500	Israel Discount Bank Ltd – Class A	25,296

35,794	Oil Refineries Ltd	17,507

191	Paz Oil Co Ltd	28,476

	Total Israel	191,247

	Italy — 2.9%

48,749	A2A SPA	91,649

7,720	Assicurazioni Generali SPA	157,442

672	ASTM SPA	20,553

5,832	Banca Mediolanum SPA	59,122

1,999	Buzzi Unicem SPA	49,421

5,347	Enav SPA	31,669

94,131	Enel SPA	711,450

5,706	EXOR NV	435,451

4,835	Fiat Chrysler Automobiles NV	71,316

58,755	Intesa Sanpaolo SPA	148,663

38,554	Iren SPA	119,513

10,300	Mediobanca Banca di Credito Finanziario SPA	115,011

16,603	Poste Italiane SPA	193,544

7,414	Snam SPA	36,836

5,116	Societa Cattolica di Assicurazioni SC	41,130

2,296	Societa Iniziative Autostradali e Servizi SPA	38,632

14,178	Unipol Gruppo SPA	82,995

	Total Italy	2,404,397

	Japan — 11.0%

2,500	Aisin Seiki Co Ltd	94,634

1,100	Alfresa Holdings Corp	22,746

2,000	Amada Holdings Co. Ltd.	22,314

30,600	Asahi Kasei Corp	344,034

800	Bandai Namco Holdings Inc	48,525

4,400	Bridgestone Corp	175,988

2,500	Daiichi Sankyo Co Ltd	156,864

4,000	Daiwa House Industry Co Ltd	122,461

6,500	Fuji Electric Co Ltd	200,221

4,000	Fuji Heavy Industries Ltd	104,832

3,900	FUJIFILM Holdings Corp	184,413

5,200	Hachijuni Bank Ltd (The)	22,349

3,600	Hiroshima Bank Ltd (The)	17,777

16,500	Hitachi Ltd	649,836

30,000	Honda Motor Co Ltd	843,286

4,400	Isuzu Motors Ltd	51,523

38,200	ITOCHU Corp	834,070

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

3,900	Kajima Corp	51,474

31,500	KDDI Corp	905,022

18,800	Konica Minolta Inc	123,298

1,200	Kurita Water Industries Ltd	33,580

8,480	Mebuki Financial Group Inc	21,948

59,100	Mitsubishi Chemical Holdings Corp	438,594

19,700	Mitsubishi Electric Corp	272,336

7,100	Mitsubishi Tanabe Pharma Corp	130,008

600	Mitsubishi UFJ Financial Group Inc	3,180

6,400	Mitsubishi UFJ Lease & Finance Co Ltd	41,160

2,400	Mitsui Chemicals Inc	57,552

10,200	NEC Corp	408,118

1,800	NET One Systems Co Ltd	50,595

800	Nichiha Corp	20,218

19,600	Nippon Telegraph & Telephone Corp	990,174

2,000	Nisshin Seifun Group Inc	37,600

3,100	Nomura Real Estate Holdings Inc	74,990

7,800	NTT DOCOMO Inc	214,160

6,600	Obayashi Corp	69,996

8,300	ORIX Corp	136,055

10,200	Sekisui House Ltd	220,592

7,000	Shimizu Corp.	67,090

1,700	Shinmaywa Industries Ltd	22,554

59,500	Sojitz Corp	187,123

77,800	Sumitomo Chemical Co Ltd	351,299

1,200	Sumitomo Dainippon Pharma Co Ltd	22,670

1,050	Suzuken Co Ltd	45,951

7,100	Teijin Ltd	133,633

3,600	Toyota Tsusho Corp	125,926

	Total Japan	9,152,769

	Malaysia — 0.0%

12,300	RHB Capital Berhad * (b)	—

99,000	Supermax Corp Berhad	32,233

	Total Malaysia	32,233

	Mexico — 0.6%

9,800	Gentera SAB de CV	9,363

171,400	Wal-Mart de Mexico SAB de CV	477,091

	Total Mexico	486,454

	Netherlands — 2.0%

14,564	ABN AMRO Group NV CVA	248,218

3,727	ASR Nederland NV	138,528

69,271	ING Groep NV	796,602

3,027	NN Group NV	116,112

1,421	Randstad NV	82,729

8,479	Signify NV	252,926

	Total Netherlands	1,635,115

Shares	Description	Value ($)

	Norway — 1.2%

817	Aker ASA – A Shares	44,289

2,110	Austevoll Seafood ASA	20,190

28,065	DNB ASA	470,816

12,295	Equinor ASA	226,659

3,396	Leroy Seafood Group ASA	21,460

553	Salmar ASA	26,324

2,110	SpareBank 1 SR-Bank ASA	22,224

3,193	Storebrand ASA	22,858

8,378	Telenor ASA	152,962

	Total Norway	1,007,782

	Poland — 0.2%

3,523	Asseco Poland SA	50,997

21,652	Energa SA *	38,062

7,079	Powszechny Zaklad Ubezpieczen SA	69,981

	Total Poland	159,040

	Portugal — 0.8%

5,698	Altri SGPS SA	35,458

71,879	Banco Comercial Portugues SA – Class R	15,512

105,374	EDP – Energias de Portugal SA	426,339

2,441	Galp Energia SGPS SA	39,699

10,756	NOS SGPS SA	58,284

10,385	REN – Redes Energeticas Nacionais SGPS SA	31,704

35,375	Sonae SGPS SA	35,509

	Total Portugal	642,505

	Russia — 1.4%

162,000	ENEL RUSSIA PJSC	2,302

105,352	Gazprom PJSC Sponsored ADR	836,685

1,242	LUKOIL PJSC Sponsored ADR	118,489

79,000	Magnitogorsk Iron & Steel Works PJSC	47,878

6,756	Novolipetsk Steel PJSC GDR	136,015

2	Sberbank of Russia PJSC Sponsored ADR	29

9,496	VTB Bank PJSC GDR (Registered)	13,102

	Total Russia	1,154,500

	Singapore — 1.9%

44,196	Ascendas (REIT)	96,270

54,800	CapitaLand Commercial Trust (REIT)	80,498

54,900	CapitaLand Mall Trust (REIT)	101,112

33,600	DBS Group Holdings Ltd	620,087

18,700	Golden Agri-Resources Ltd	2,941

33,058	Keppel DC REIT	48,350

43,000	Mapletree Logistics Trust (REIT)	53,126

17,200	Oversea-Chinese Banking Corp Ltd	135,527

5,700	Singapore Airlines Ltd	38,321

48,300	Singapore Telecommunications Ltd	119,356

12,600	United Overseas Bank Ltd	237,775

51,200	Yangzijiang Shipbuilding Holdings Ltd	38,552

	Total Singapore	1,571,915

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Africa — 1.9%

53,479	Absa Group Ltd	537,060

492	Astral Foods Ltd	6,695

4,455	Barloworld Ltd	34,483

4,154	Kumba Iron Ore Ltd	106,594

21,845	Liberty Holdings Ltd	166,218

21,583	Metair Investments Ltd	34,769

144,692	Momentum Metropolitan Holdings	200,521

16,701	Nedbank Group Ltd	249,480

10,647	Reunert Ltd	50,031

38,470	Telkom SA SOC Ltd	123,012

5,606	Wilson Bayly Holmes-Ovcon Ltd	53,788

	Total South Africa	1,562,651

	South Korea — 3.3%

90	GS Home Shopping Inc	11,406

18,275	Hana Financial Group Inc	554,106

178	Hyundai Home Shopping Network Corp	12,840

2,543	Hyundai Marine & Fire Insurance Co Ltd	60,435

1,057	Hyundai Motor Co	108,463

41,981	Industrial Bank of Korea	417,919

14,582	Kia Motors Corp	534,466

929	Korea United Pharm Inc	14,679

4,781	Korean Reinsurance Co	34,219

1,828	LF Corp	27,726

1,121	LG Corp	67,477

899	Samjin Pharmaceutical Co Ltd	18,958

12,158	Shinhan Financial Group Co Ltd	449,097

15,200	SK Telecom Co Ltd Sponsored ADR	348,384

6,686	Woori Financial Group Inc	66,360

	Total South Korea	2,726,535

	Spain — 3.3%

8,000	ACS Actividades de Construccion y Servicios SA	310,984

1,581	Almirall SA	26,871

30,717	Banco Santander SA	119,640

3,031	Cia de Distribucion Integral Logista Holdings SA	68,398

7,131	Enagas SA	177,526

26,376	Endesa SA	717,025

64,461	Iberdrola SA	634,150

30,871	International Consolidated Airlines Group SA	220,610

33,778	Mapfre SA	95,203

7,778	Red Electrica Corp SA	151,741

5,050	Repsol SA	79,503

22,527	Telefonica SA	172,288

	Total Spain	2,773,939

	Sweden — 0.7%

3,180	Betsson AB *	14,628

3,667	Hemfosa Fastigheter AB	44,725

780	Investor AB – A Shares	40,660

9,073	Resurs Holding AB	52,251

Shares	Description	Value ($)

	Sweden — continued

17,599	Skandinaviska Enskilda Banken AB – Class A	150,917

14,420	Svenska Cellulosa AB SCA – Class B	143,502

9,631	Volvo AB – B Shares	148,895

	Total Sweden	595,578

	Switzerland — 0.7%

387	BKW AG	27,217

6,231	Novartis AG (Registered)	574,410

	Total Switzerland	601,627

	Taiwan — 3.3%

10,000	AcBel Polytech Inc	7,737

25,000	Asustek Computer Inc	188,789

14,000	Chicony Electronics Co Ltd	40,613

9,000	China Development Financial Holding Corp	2,864

61,000	Coretronic Corp	79,820

53,000	Gigabyte Technology Co Ltd	87,346

144,000	Grand Pacific Petrochemical *	85,866

30,000	Holtek Semiconductor Inc	66,663

13,000	Inventec Corp	9,736

34,000	Lite-On Semiconductor Corp	43,105

114,391	Mitac Holdings Corp	106,312

151,000	Nan Ya Plastics Corp	353,804

67,000	Novatek Microelectronics Corp	490,845

20,000	Phison Electronics Corp	186,367

364,000	Pou Chen Corp	474,085

9,000	Qisda Corp	6,519

75,000	Radiant Opto-Electronics Corp	287,617

16,350	Synnex Technology International Corp	19,745

3,000	Tripod Technology Corp	12,444

189,000	Walsin Lihwa Corp	87,948

119,000	Yuanta Financial Holding Co Ltd	77,032

	Total Taiwan	2,715,257

	Thailand — 0.2%

3,633	BTS Group Holdings PCL	1,647

75,000	PTT Pcl (Foreign Registered)	107,293

37,900	Thanachart Capital Pcl (Foreign Registered)	69,911

	Total Thailand	178,851

	Turkey — 0.8%

11,979	Enerjisa Enerji AS	14,738

129,037	KOC Holding AS	448,804

153,929	Turkiye Is Bankasi – Class C *	164,309

	Total Turkey	627,851

	United Arab Emirates — 0.1%

58,889	Emaar Properties PJSC	66,181

	United Kingdom — 9.0%

27,409	3i Group Plc	379,439

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

3,941	Anglo American Plc	103,120

5,889	Ashmore Group Plc	36,198

6,701	Avast Plc	38,778

575	AVEVA Group Plc	33,870

37,820	BAE Systems Plc	280,074

29,347	Barratt Developments Plc	253,006

3,480	Bellway Plc	150,231

2,176	Berkeley Group Holdings Plc (The)	128,991

4,900	BP Plc Sponsored ADR	183,358

10,900	British American Tobacco Plc Sponsored ADR	431,749

3,632	Britvic Plc	45,460

63,171	BT Group Plc	156,395

2,233	Daily Mail & General Trust Plc	23,764

22,836	Direct Line Insurance Group Plc	90,148

3,552	Electrocomponents Plc	30,014

22,231	Ferrexpo Plc	41,229

12,600	GlaxoSmithKline Plc Sponsored ADR	573,048

33,674	HSBC Holdings Plc	250,875

7,000	HSBC Holdings Plc Sponsored ADR	260,820

9,671	IG Group Holdings Plc	84,445

13,714	Imperial Brands Plc	301,737

4,909	John Laing Group Plc	24,126

184,273	Legal & General Group Plc	668,722

673,344	Lloyds Banking Group Plc	530,833

12,750	Marston’s Plc	21,073

13,611	Meggitt Plc	113,106

1,538	Mondi Plc (c)	33,297

436	Mondi Plc (c)	9,445

7,461	National Express Group Plc	44,707

2,069	Next Plc	180,781

2,538	Northgate Plc	10,378

2,938	Pennon Group Plc	34,626

12,611	Persimmon Plc	417,023

3,577	Plus500 Ltd	35,606

13,438	QinetiQ Group Plc	58,028

788	Royal Dutch Shell Plc – A Shares	22,574

206	Royal Dutch Shell Plc – B Shares	5,844

23,867	Royal Dutch Shell Plc – Class A	684,235

1,700	Royal Dutch Shell Plc – Class B Sponsored ADR	97,937

1,515	Savills Plc	19,373

5,145	Segro Plc (REIT)	59,425

2,475	Smiths Group Plc	53,108

2,804	Spectris Plc	101,543

15,579	Tate & Lyle Plc	147,298

19,729	Taylor Wimpey Plc	44,441

2,021	United Utilities Group Plc	22,303

4,554	Vesuvius Plc	26,715

14,081	WPP Plc	181,824

	Total United Kingdom	7,525,120

	United States — 25.4%

20,800	ACCO Brands Corp.	190,320

Shares	Description	Value ($)

	United States — continued

5,700	Acushnet Holdings Corp.	171,399

6,200	ADTRAN, Inc.	56,978

5,200	AG Mortgage Investment Trust, Inc. (REIT)	80,964

1,700	Alpha & Omega Semiconductor Ltd. *	20,213

700	Ameresco, Inc. – Class A *	11,445

100	American National Bankshares, Inc.	3,783

600	American Vanguard Corp.	9,660

400	Apollo Investment Corp.	6,752

7,700	Archrock, Inc.	64,757

2,100	Ares Commercial Real Estate Corp. (REIT)	32,844

900	Armstrong Flooring, Inc. *	3,609

600	Artisan Partners Asset Management, Inc. – Class A	17,802

30	Ashford, Inc. *	707

4,700	Avaya Holdings Corp. *	60,019

100	Avista Corp.	4,728

6,900	AVX Corp.	140,415

200	BancFirst Corp.	11,818

1,600	BankFinancial Corp.	21,840

3,400	Banner Corp.	185,742

1,700	Bassett Furniture Industries, Inc.	25,874

420	BCB Bancorp, Inc.	5,687

700	Bel Fuse, Inc. – Class B	11,599

2,600	Benchmark Electronics, Inc.	89,622

3,700	Bloomin’ Brands, Inc.	88,985

900	Bonanza Creek Energy, Inc. *	15,714

6,400	Brady Corp. – Class A	364,800

5,800	Braemar Hotels & Resorts, Inc. (REIT)	56,898

4,900	Builders FirstSource, Inc. *	124,509

5,700	California Resources Corp. *	37,278

3,500	Camden National Corp.	152,040

900	Carpenter Technology Corp.	47,313

200	Carriage Services, Inc.	4,810

3,200	Central Garden & Pet Co. *	84,416

700	Century Bancorp, Inc. – Class A	61,075

200	Chemung Financial Corp.	9,154

1,100	Civista Bancshares, Inc.	23,848

3,200	Clarus Corp.	40,288

700	CNB Financial Corp.	22,162

8,200	CNO Financial Group, Inc.	148,584

900	Community Trust Bancorp, Inc.	40,446

1,600	Computer Programs & Systems, Inc.	42,544

6,700	Comtech Telecommunications Corp.	253,193

600	Consolidated Water Co. Ltd.	10,008

1,500	Core-Mark Holding Co., Inc.	40,425

19,500	CoreCivic, Inc. (REIT)	295,425

10,400	CorePoint Lodging, Inc. (REIT)	105,144

100	CRA International, Inc.	5,127

2,249	CSG Systems International, Inc.	128,620

1,100	Curo Group Holdings Corp. *	14,971

1,100	Cushman & Wakefield Plc *	21,329

4,600	Dana, Inc.	77,970

37,500	Denbury Resources, Inc. *	36,994

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

15,400	Designer Brands, Inc. – Class A	254,100

1,600	Digi International, Inc. *	28,544

2,300	Dime Community Bancshares, Inc.	46,368

400	Donegal Group, Inc. – Class A	5,852

900	Donnelley Financial Solutions, Inc. *	9,036

1,853	DSP Group, Inc. *	26,257

1,200	Ducommun, Inc. *	58,656

4,900	Dynex Capital, Inc. (REIT)	82,761

200	Ellington Financial, Inc.	3,622

700	Employers Holdings, Inc.	30,079

5,200	Ennis, Inc.	107,328

7,600	Enova International, Inc. *	175,028

700	Escalade, Inc.	7,945

700	ESSA Bancorp, Inc.	12,061

4,500	Essent Group Ltd.	245,925

6,400	Ethan Allen Interiors, Inc.	114,432

2,300	Evolution Petroleum Corp.	11,983

1,100	Farmers National Banc Corp.	16,874

11,360	Federal Signal Corp.	374,198

3,400	Federated Investors, Inc. – Class B	113,968

2,800	FedNat Holding Co.	41,748

1,600	Financial Institutions, Inc.	52,128

1,922	First Community Bankshares, Inc.	58,602

4,900	First Defiance Financial Corp.	147,735

1,000	First Financial Corp.	44,220

700	First Financial Northwest, Inc.	10,311

11,800	Flagstar Bancorp, Inc.	439,668

200	Flexsteel Industries, Inc.	3,676

18,100	Fulton Financial Corp.	310,596

2,400	FutureFuel Corp.	26,928

15,358	Gannett Co., Inc.	97,677

3,000	Genie Energy Ltd. – Class B	24,270

3,100	GEO Group, Inc. (The) (REIT)	42,966

1,100	Gorman-Rupp Co. (The)	40,711

500	Great Southern Bancorp, Inc.	30,515

6,800	Griffon Corp.	144,296

3,900	Group 1 Automotive, Inc.	402,051

3,700	Haverty Furniture Cos, Inc.	74,407

900	HealthStream, Inc. *	26,217

7,963	Herman Miller, Inc.	380,472

3,400	Hersha Hospitality Trust (REIT)	48,212

900	Hilltop Holdings, Inc.	22,167

300	HMS Holdings Corp. *	9,060

800	HomeTrust Bancshares, Inc.	20,904

200	Hurco Cos, Inc.	7,156

800	Hyster-Yale Materials Handling, Inc.	47,384

100	Independence Holding Co.	4,226

4,166	Independent Bank Corp.	93,110

4,300	Information Services Group, Inc. *	10,578

1,300	Ingles Markets, Inc. – Class A	57,772

3,900	Innospec, Inc.	383,760

7,200	Insight Enterprises, Inc. *	472,248

Shares	Description	Value ($)

	United States — continued

3,316	Inter Parfums, Inc.	233,745

6,200	International Bancshares Corp.	263,004

2,000	INTL. FCStone, Inc. *	80,000

9,100	Invesco Mortgage Capital, Inc. (REIT)	147,784

2,100	Investors Bancorp, Inc.	25,326

900	iStar, Inc. (REIT)	11,691

923	Johnson Outdoors, Inc. – Class A	59,626

9,397	K12, Inc. *	184,651

1,200	Kelly Services, Inc. – Class A	26,292

1,700	Kimball Electronics, Inc. *	29,818

2,500	Kimball International, Inc. – Class B	53,450

3,700	Knoll, Inc.	101,972

100	La-Z-Boy, Inc.	3,160

6,100	Laureate Education, Inc. – Class A *	105,835

1,100	LCNB Corp.	20,339

900	Leaf Group Ltd. *	3,330

9,400	Liberty TripAdvisor Holdings, Inc. – Class A *	65,142

2,000	Macatawa Bank Corp.	21,420

3,400	Marcus Corp. (The)	106,964

300	Marlin Business Services Corp.	6,432

5,400	Materion Corp.	317,844

2,400	Matrix Service Co. *	50,256

1,000	Meridian Bancorp, Inc.	20,130

13,282	Meritor, Inc. *	335,370

700	Miller Industries, Inc.	25,655

2,200	Modine Manufacturing Co. *	16,324

100	Monarch Casino & Resort, Inc. *	4,560

3,200	Moog, Inc. – Class A	274,784

2,700	Movado Group, Inc.	52,785

2,100	Mueller Industries, Inc.	65,919

800	MutualFirst Financial, Inc.	31,720

400	National CineMedia, Inc.	2,684

4,800	National General Holdings Corp.	102,192

3,000	Natural Grocers by Vitamin Cottage, Inc. – Class C	28,050

100	Nevro Corp. *	11,178

17,400	Newmark Group, Inc. – Class A	227,070

600	Northrim BanCorp, Inc.	22,482

19,300	Northwest Bancshares, Inc.	321,152

46,800	Office Depot, Inc.	104,364

9,200	OFG Bancorp	197,340

100	Oil-Dri Corp. of America	3,629

800	Old Second Bancorp, Inc.	9,880

2,300	Olympic Steel, Inc.	38,548

286	Onto Innovation, Inc. *	9,598

500	Oppenheimer Holdings, Inc. – Class A	14,255

300	Orrstown Financial Services, Inc.	6,576

300	Park-Ohio Holdings Corp.	9,489

2,400	PC Connection, Inc.	118,368

29,600	PDL BioPharma, Inc. *	91,760

11,400	PennyMac Financial Services, Inc.	391,134

16,500	PennyMac Mortgage Investment Trust (REIT)	380,985

200	Peoples Bancorp, Inc.	6,542

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

1,200	Perspecta, Inc.	33,096

700	Piedmont Office Realty Trust, Inc. – Class A (REIT)	15,484

5,400	PNM Resources, Inc.	261,630

1,300	Popular, Inc.	71,903

5,700	Portland General Electric Co.	316,407

200	Preformed Line Products Co.	14,380

1,000	Premier Financial Bancorp, Inc.	18,150

200	Prestige Consumer Healthcare, Inc. *	7,554

1,300	Protective Insurance Corp. – Class B	21,931

1,000	Provident Financial Services, Inc.	24,320

1,800	Rambus, Inc. *	23,490

1,000	Republic Bancorp, Inc. – Class A	46,200

100	REX American Resources Corp. *	9,185

3,400	Ribbon Communications, Inc. *	9,962

1,200	Riverview Bancorp, Inc.	8,676

900	Rocky Brands, Inc.	25,092

300	Rosetta Stone, Inc. *	4,662

1,200	RTI Surgical Holdings, Inc. *	2,220

400	Rush Enterprises, Inc. – Class A	18,328

7,000	SandRidge Energy, Inc. *	23,030

900	Sandy Spring Bancorp, Inc.	31,824

14,400	Sanmina Corp. *	458,064

500	Scholastic Corp.	18,565

1,300	Schweitzer-Mauduit International, Inc.	57,018

1,300	Seneca Foods Corp. – Class A *	50,830

3,800	Shoe Carnival, Inc.	134,900

3,000	Sierra Bancorp	80,400

900	Silgan Holdings, Inc.	27,729

900	SilverBow Resources, Inc. *	7,848

6,200	Sonic Automotive, Inc. – Class A	203,050

1,700	Spok Holdings, Inc.	20,927

2,400	SPX Corp. *	114,672

200	Standard Motor Products, Inc.	10,074

1,200	Star Group LP	11,268

9,900	Steelcase, Inc. – Class A	179,388

2,400	Stepan Co.	232,560

300	Stoneridge, Inc. *	9,042

6,800	Summit Hotel Properties, Inc. (REIT)	82,416

31,700	Sunstone Hotel Investors, Inc. (REIT)	443,800

3,200	Sykes Enterprises, Inc. *	112,448

1,400	Tech Data Corp. *	202,846

23,200	TEGNA, Inc.	356,120

9,000	Telephone & Data Systems, Inc.	213,390

1,800	Tenet Healthcare Corp. *	57,960

1,600	Territorial Bancorp, Inc.	50,704

300	Timberland Bancorp, Inc.	8,890

6,800	Timken Co. (The)	357,612

3,100	Tredegar Corp.	66,743

3,400	Tribune Publishing Co.	42,568

3,700	TriCo Bancshares	143,005

400	TrustCo Bank Corp.	3,512

600	Twin Disc, Inc. *	6,108

Shares	Description	Value ($)

	United States — continued

11,500	Unisys Corp. *	130,870

700	United Security Bancshares	7,308

100	Unitil Corp.	6,104

6,000	Universal Corp.	313,320

2,900	Universal Forest Products, Inc.	143,840

2,500	Varex Imaging Corp. *	74,850

3,861	Vectrus, Inc. *	196,679

7,000	Vera Bradley, Inc. *	77,280

2,000	Veritiv Corp. *	36,680

2,500	Verso Corp. – Class A *	46,150

731	Village Super Market, Inc. – Class A	20,673

1,678	Vishay Precision Group, Inc. *	57,740

16,100	W&T Offshore, Inc. *	68,908

2,200	Walker & Dunlop, Inc.	144,408

6,000	Warrior Met Coal, Inc.	123,180

2,200	Washington Federal, Inc.	80,982

2,846	Waterstone Financial, Inc.	53,704

800	Weis Markets, Inc.	31,864

700	West Bancorporation, Inc.	16,996

500	Westwood Holdings Group, Inc.	15,430

1,400	Weyco Group, Inc.	34,370

1,400	Whiting Petroleum Corp. *	6,412

11,400	World Fuel Services Corp.	483,360

18,777	Xenia Hotels & Resorts, Inc. (REIT)	395,444

300	Xperi Corp.	5,937

1,000	Zumiez, Inc. *	29,540

	Total United States	21,080,049

	TOTAL COMMON STOCKS (COST $77,740,589)	76,741,782

	PREFERRED STOCKS (d) — 1.1%

	Brazil — 0.2%

19,700	Banco do Estado do Rio Grande do Sul SA – Class B	93,668

3,100	Cia Paranaense de Energia – Class B	46,313

900	Telefonica Brasil SA	11,957

	Total Brazil	151,938

	Germany — 0.4%

900	Henkel AG & Co KGaA	94,996

1,280	Volkswagen AG	246,953

	Total Germany	341,949

	South Korea — 0.5%

9,112	Samsung Electronics Co Ltd	315,922

105	Samsung Electronics Co Ltd GDR (Registered)	91,163

	Total South Korea	407,085

	TOTAL PREFERRED STOCKS (COST $846,604)	900,972

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 4.6%

	United States — 4.6%

3,812,000	U.S. Treasury Note, Variable Rate, USBM + 0.14%, 1.71%, due 04/30/21(e)	3,809,194

	TOTAL DEBT OBLIGATIONS (COST $3,811,185)	3,809,194

	MUTUAL FUNDS — 0.0%

	United States — 0.0%

	Affiliated Issuers — 0.0%

1,527	GMO U.S. Treasury Fund	7,637

	TOTAL MUTUAL FUNDS (COST $7,637)	7,637

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

196,245	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (f)	196,245

	Total Money Market Funds	196,245

	TOTAL SHORT-TERM INVESTMENTS (COST $196,245)	196,245

	TOTAL INVESTMENTS — 98.2% (Cost $82,602,260)	81,655,830

	Other Assets and Liabilities (net) — 1.8%	1,461,224

	TOTAL NET ASSETS — 100.0%	$83,117,054

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
01/21/2020	MSCI	EUR	6,823,551	USD	7,643,844	98,245
01/21/2020	MSCI	GBP	3,326,692	USD	4,286,310	(24,436)
01/21/2020	MSCI	JPY	549,753,154	USD	5,087,604	44,796
02/18/2020	BOA	NOK	6,923,852	USD	752,746	1,448
02/18/2020	MSCI	USD	1,522,313	CHF	1,494,108	(18,574)
01/21/2020	MSCI	USD	798,139	EUR	719,600	(2,393)
01/21/2020	JPM	USD	1,268,764	GBP	987,300	10,585
01/21/2020	CITI	USD	1,508,389	JPY	163,925,600	(4,723)

						$104,948

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
238	Mini MSCI EAFE	December 2019	23,529,870	155,543
309	S&P 500 E-Mini	December 2019	48,570,165	(2,097,222)

			$72,100,035	$(1,941,679)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Investment valued using significant unobservable inputs.

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2019.

The rates shown on variable rate notes are the current interest rates at November 30, 2019, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Counterparty Abbreviations:

BOA - Bank of America, N.A.

CITI - Citibank N.A.

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

USD - United States Dollar

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 33.8%

	Canada — 2.7%

205,500	Dream Global Real Estate Investment Trust (REIT)	2,596,018

122,500	Stars Group Inc (The) *	2,975,525

	Total Canada	5,571,543

	France — 0.1%

3,230	Faurecia SE	171,220

	Italy — 0.3%

41,635	Fiat Chrysler Automobiles NV	612,774

	Netherlands — 0.6%

14,222	InterXion Holding NV * (a)	1,209,439

	United States — 30.1%

14,100	Acacia Communications, Inc. * (a) (b)	939,624

105,524	Advanced Disposal Services, Inc. * (b)	3,477,016

19,800	Allergan Plc (b)	3,661,812

123,500	Altaba, Inc. (d)	2,525,575

43,368	Axalta Coating Systems Ltd. * (a) (c)	1,234,687

39,000	Bristol-Myers Squibb Co. (a)	2,220,660

164,700	Caesars Entertainment Corp. * (a)	2,147,688

158,300	Cypress Semiconductor Corp. (b)	3,712,135

10,464	Digital Realty Trust, Inc. (REIT) (a) (c)	1,265,621

109,700	Discovery, Inc.- Class C * (b)	3,348,044

24,856	Genesee & Wyoming, Inc. – Class A * (a) (b)	2,770,201

8,694	HEICO Corp. – Class A	873,225

39,151	HP, Inc. (b) (c)	786,152

18,596	IBERIABANK Corp.	1,357,322

8,694	II-VI, Inc. *	253,778

95,063	Liberty Global Plc – Series C * (a) (c)	2,043,854

8,200	Mellanox Technologies Ltd * (b)	942,180

50,002	NexTier Oilfield Solutions, Inc. *	239,510

77,076	Nielsen Holdings Plc (a) (c)	1,506,836

20,181	Occidental Petroleum Corp. (a) (c)	778,381

9,800	Pattern Energy Group, Inc.– Class A	269,696

4,863	Prosperity Bancshares, Inc.	341,626

110,489	SunTrust Banks, Inc. (a) (b)	7,827,041

80,693	ViacomCBS, Inc. – Class B (a) (c)	3,258,383

30,300	WABCO Holdings, Inc. * (b)	4,082,925

8,162	Walgreens Boots Alliance, Inc. (c)	486,455

11,357	WellCare Health Plans, Inc. * (a)	3,657,749

86,400	Wright Medical Group NV * (a)	2,572,128

108,100	Zayo Group Holdings, Inc. * (a) (b)	3,701,344

	Total United States	62,281,648

	TOTAL COMMON STOCKS (COST $66,486,058)	69,846,624

Shares / Par Value†		Description	Value ($)

		RIGHTS/WARRANTS — 0.0%

		United States — 0.0%

	39,000	Bristol-Myers Squibb Co. * (a)	83,850

		TOTAL RIGHTS/WARRANTS (COST $83,070)	83,850

		DEBT OBLIGATIONS — 27.8%

		United States — 27.8%

		U.S. Government — 27.8%

	4,500,000	U.S. Treasury Note, 1.63%, due 06/30/20	4,499,297

	15,000,000	U.S. Treasury Note, 1.38%, due 09/30/20	14,962,500

	5,000,000	U.S. Treasury Note, 1.38%, due 10/31/20	4,985,156

	8,000,000	U.S. Treasury Note, 1.38%, due 01/31/21	7,969,375

	25,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.14%, 1.71%, due 04/30/21(b)	24,981,594

		TOTAL DEBT OBLIGATIONS (COST $57,383,476)	57,397,922

		MUTUAL FUNDS — 9.6%

		United States — 9.6%

		Affiliated Issuers — 9.6%

	1,100,382	GMO Alpha Only Fund, Class IV	19,894,901

		TOTAL MUTUAL FUNDS (COST $20,949,918)	19,894,901

		SHORT-TERM INVESTMENTS — 41.2%

		Foreign Government Obligations — 39.2%

CAD	13,000,000	Canadian Treasury Bill, Zero Coupon, due 12/27/19	9,774,614

CAD	13,500,000	Canadian Treasury Bill, Zero Coupon, due 02/06/20	10,131,759

JPY	1,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/08/20	11,882,936

JPY	1,250,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/14/20	11,426,304

JPY	667,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/27/20	6,097,588

JPY	1,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/10/20	10,056,999

JPY	540,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/25/20	4,937,646

GBP	1,000,000	United Kingdom Treasury Bill, Zero Coupon, due 01/20/20	1,291,890

GBP	5,000,000	United Kingdom Treasury Bill, Zero Coupon, due 01/27/20	6,458,502

GBP	7,000,000	United Kingdom Treasury Bill, Zero Coupon, due 02/03/20	9,040,576

		Total Foreign Government Obligations	81,098,814

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Money Market Funds — 2.0%

2,704,173	SSgA USD Liquidity Fund – Class D shares, 1.71% (e)	2,704,173

1,382,719	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (f)	1,382,719

	Total Money Market Funds	4,086,892

	TOTAL SHORT-TERM INVESTMENTS (COST $85,840,088)	85,185,706

PURCHASED OPTIONS — 0.1%

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount		Value ($)
Equity Options – Puts — 0.0%

Chevron Corp.	110.00	05/15/20	USD	56	USD	655,928	19,040

ConocoPhillips	55.00	05/15/20	USD	112	USD	671,328	29,680

PPG Industries, Inc.	110.00	05/15/20	USD	121	USD	1,558,964	24,805

	TOTAL EQUITY OPTIONS – PUTS						73,525

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount		Value ($)
Index Options – Puts — 0.1%
S&P 500 Index	2,850.00	03/20/20	USD	11	USD	3,455,078	33,770
S&P 500 Index	3,050.00	04/17/20	USD	12	USD	3,769,176	93,120
S&P 500 Index	2,950.00	04/17/20	USD	12	USD	3,769,176	68,160

	TOTAL INDEX OPTIONS – PUTS						195,050

	TOTAL PURCHASED OPTIONS (COST $461,074)						268,575

	TOTAL INVESTMENTS — 112.5% (Cost $231,203,684)						232,677,578

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (14.3)%

	Common Stocks — (14.3)%

	China — (0.1)%

(865)	Alibaba Group Holding Ltd Sponsored ADR *	(173,000)

	France — (0.3)%

(24,043)	Peugeot SA	(580,175)

	Ireland — (1.5)%

(27,589)	Flutter Entertainment Plc	(3,140,511)

	United States — (12.4)%

(17,147)	AbbVie, Inc.	(1,504,306)

(143,023)	BB&T Corp.	(7,826,219)

(39,001)	Bristol-Myers Squibb Co.	(2,220,717)

(38,273)	Centene Corp. *	(2,314,368)

(10,023)	Digital Realty Trust, Inc. (REIT)	(1,212,282)

(101,830)	Discovery, Inc. – Class A *	(3,354,280)

(14,779)	Eldorado Resorts, Inc. *	(790,824)

(85,033)	First Horizon National Corp.	(1,367,331)

Shares	Description	Value ($)

	United States — continued

(87)	Global Payments, Inc.	(15,756)

(6,616)	HEICO Corp.	(859,352)

(8,716)	II-VI, Inc. *	(254,420)

(56,068)	Liberty Global Plc– Class A * (c)	(1,264,334)

(50,061)	NexTier Oilfield Solutions, Inc. *	(239,792)

(2)	Occidental Petroleum Corp.	(77)

(4,917)	Prosperity Bancshares, Inc.	(345,419)

(85,018)	Viacom, Inc. – Class B	(2,046,383)

	Total United States	(25,615,860)

	TOTAL COMMON STOCKS (PROCEEDS $26,607,155)	(29,509,546)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $26,607,155)	(29,509,546)

	Other Assets and Liabilities (net) — 1.8%	3,602,090

	TOTAL NET ASSETS — 100.0%	$206,770,122

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/21/2020	BOA	AUD	185,136	USD	126,945	1,554
01/21/2020	UBS	AUD	545,748	USD	374,305	4,675
02/06/2020	MSCI	AUD	22,489,000	USD	15,492,062	254,601
02/04/2020	CITI	BRL	1,497,055	USD	350,000	(2,574)
02/04/2020	JPM	BRL	2,988,134	USD	744,706	40,965
12/04/2019	CITI	CAD	1,625,172	USD	1,220,000	(3,498)
12/04/2019	MSCI	CAD	624,418	USD	470,000	(88)
12/27/2019	JPM	CAD	13,000,000	USD	9,817,457	27,802
01/13/2020	JPM	CAD	2,427,834	USD	1,825,952	(2,541)
01/13/2020	MSCI	CAD	1,022,511	USD	772,728	2,637
02/06/2020	UBS	CAD	13,500,000	USD	10,174,059	6,171
12/19/2019	BCLY	CHF	884,859	USD	892,634	6,313
12/19/2019	BOA	CHF	14,752,748	USD	14,963,762	186,651
12/19/2019	GS	CHF	538,952	USD	546,916	7,074
12/19/2019	MSCI	CHF	1,740,322	USD	1,762,329	19,133
12/19/2019	UBS	CHF	816,545	USD	829,859	11,965
02/04/2020	MSCI	CHF	11,654,951	USD	11,764,406	45,608
02/18/2020	JPM	CHF	13,679,724	USD	13,938,634	170,739
02/18/2020	MSCI	CHF	2,649,068	USD	2,700,000	33,857
01/09/2020	MSCI	CLP	1,449,841,700	USD	2,024,494	216,879
01/09/2020	JPM	COP	6,924,109,000	USD	2,005,535	41,052
12/13/2019	BCLY	CZK	6,137,833	USD	260,000	(4,731)
12/13/2019	BOA	CZK	29,061,701	USD	1,235,354	(18,105)
01/22/2020	BCLY	EUR	1,270,557	USD	1,409,617	4,525
01/22/2020	BOA	EUR	479,145	USD	536,142	6,262
01/22/2020	GS	EUR	334,755	USD	370,245	44
01/22/2020	JPM	EUR	23,012,911	USD	25,762,496	312,830
01/22/2020	MSCI	EUR	1,015,428	USD	1,133,777	10,828
01/22/2020	SSB	EUR	906,727	USD	1,011,294	8,557
01/22/2020	UBS	EUR	697,867	USD	781,861	10,100

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/27/2020	MSCI	EUR	2,200,000	USD	2,448,461	14,748
01/21/2020	MSCI	GBP	1,000,000	USD	1,299,487	3,681
01/27/2020	JPM	GBP	5,000,000	USD	6,430,566	(49,556)
02/03/2020	MSCI	GBP	7,000,000	USD	9,095,876	21,919
02/18/2020	BOA	GBP	6,931,780	USD	8,926,615	(62,638)
12/13/2019	BOA	HUF	535,313,520	USD	1,778,450	14,303
01/09/2020	JPM	INR	31,405,440	USD	440,000	3,706
01/09/2020	MSCI	INR	74,030,040	USD	1,030,000	1,552
12/09/2019	CITI	JPY	51,053,604	USD	470,000	3,279
12/09/2019	GS	JPY	150,480,010	USD	1,390,000	14,343
12/09/2019	MSCI	JPY	82,526,523	USD	760,000	5,560
01/08/2020	GS	JPY	1,300,000,000	USD	12,117,834	201,892
01/14/2020	GS	JPY	1,250,000,000	USD	11,765,503	303,975
01/27/2020	MSCI	JPY	667,000,000	USD	6,189,649	69,273
02/10/2020	MSCI	JPY	1,100,000,000	USD	10,236,398	134,890
02/25/2020	MSCI	JPY	540,000,000	USD	4,999,817	36,758
12/09/2019	BCLY	KRW	1,684,187,680	USD	1,412,366	(13,367)
12/09/2019	MSCI	KRW	269,420,390	USD	230,000	1,925
02/21/2020	MSCI	MXN	4,745,442	USD	240,000	223
12/04/2019	JPM	NOK	7,889,055	USD	860,000	4,424
02/07/2020	GS	NZD	3,594,000	USD	2,264,541	(45,169)
02/07/2020	MSCI	NZD	3,380,000	USD	2,138,112	(34,071)
12/06/2019	CITI	PHP	9,628,250	USD	190,000	578
12/06/2019	JPM	PHP	14,318,920	USD	274,572	(7,133)
12/13/2019	BOA	PLN	7,378,463	USD	1,872,171	(12,292)
12/13/2019	CITI	PLN	1,767,755	USD	450,000	(1,485)
01/30/2020	BOA	RON	7,043,996	USD	1,640,007	21,304
12/06/2019	JPM	SEK	13,688,431	USD	1,420,000	(9,625)
02/18/2020	GS	SGD	426,632	USD	313,261	1,057
12/13/2019	MSCI	THB	6,653,900	USD	220,000	(232)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/21/2020	BCLY	TRY	4,249,348	USD	720,000	(9,710)
01/21/2020	CITI	TRY	1,174,321	USD	200,000	(1,658)
01/21/2020	MSCI	TRY	2,619,945	USD	450,000	95
01/10/2020	JPM	TWD	17,884,270	USD	583,976	(3,341)
01/21/2020	JPM	USD	2,931,326	AUD	4,314,633	(9,067)
12/04/2019	BOA	USD	520,000	CAD	689,191	(1,148)
12/04/2019	JPM	USD	20,398,006	CAD	27,165,222	53,113
12/04/2019	MSCI	USD	1,970,000	CAD	2,579,666	(27,919)
12/09/2019	MSCI	USD	6,950,643	CAD	9,254,928	16,856
12/09/2019	UBS	USD	150,648	CAD	198,007	(1,580)
01/31/2020	JPM	USD	6,850,149	CAD	9,000,000	(71,655)
02/05/2020	BCLY	USD	130,524	CAD	171,362	(1,459)
02/05/2020	BOA	USD	6,619,582	CAD	8,698,098	(68,393)
02/05/2020	MSCI	USD	628,226	CAD	828,134	(4,496)
12/13/2019	BCLY	USD	370,000	CZK	8,522,602	(2,412)
12/13/2019	CITI	USD	770,000	CZK	17,717,469	(5,829)
01/22/2020	UBS	USD	181,349	EUR	161,509	(2,738)
02/18/2020	BCLY	USD	556,633	GBP	428,707	(678)
02/18/2020	MSCI	USD	1,611,210	GBP	1,251,000	11,109
02/18/2020	UBS	USD	753,433	GBP	581,411	551
02/25/2020	JPM	USD	808,266	IDR	11,512,943,000	(527)
02/28/2020	MSCI	USD	1,020,997	ILS	3,514,679	(4,540)
01/09/2020	MSCI	USD	991,449	INR	71,076,980	(4,026)
12/09/2019	BCLY	USD	1,390,000	JPY	148,824,464	(29,478)
12/09/2019	BOA	USD	1,000,000	JPY	107,471,500	(17,518)
12/09/2019	JPM	USD	4,873,735	JPY	522,470,578	(97,418)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/09/2019	MSCI	USD	1,530,000	JPY	165,558,785	(16,496)
01/27/2020	JPM	USD	2,270,464	JPY	245,675,901	(16,147)
12/09/2019	BOA	USD	210,000	KRW	249,984,000	1,621
12/09/2019	JPM	USD	400,000	KRW	468,132,000	(3,707)
12/09/2019	MSCI	USD	320,000	KRW	376,000,000	(1,701)
02/21/2020	MSCI	USD	2,045,821	MXN	40,212,648	(13,963)
12/04/2019	BCLY	USD	2,540,000	NOK	23,091,902	(35,661)
12/04/2019	JPM	USD	6,438,950	NOK	58,459,515	(98,959)
12/04/2019	MSCI	USD	1,790,000	NOK	16,146,874	(38,856)
02/10/2020	BCLY	USD	4,093,621	NOK	37,205,898	(56,465)
02/10/2020	MSCI	USD	5,130,000	NOK	46,876,379	(43,514)
02/07/2020	MSCI	USD	8,593,697	NZD	13,400,000	17,911
01/10/2020	JPM	USD	416,891	PEN	1,413,180	(2,201)
12/13/2019	CITI	USD	210,000	PLN	806,864	(3,927)
12/13/2019	GS	USD	320,000	PLN	1,222,801	(7,696)
12/13/2019	JPM	USD	140,000	PLN	545,977	(557)
01/22/2020	MSCI	USD	2,170,482	RUB	139,908,230	(8,998)
12/06/2019	BCLY	USD	5,564,084	SEK	53,349,965	7,809
02/03/2020	MSCI	USD	1,192,246	SEK	11,728,597	37,076
12/13/2019	BOA	USD	2,047,727	THB	62,558,060	22,834
01/21/2020	BCLY	USD	1,512,095	TRY	9,212,440	69,892
01/30/2020	GS	USD	270,000	ZAR	4,029,573	2,829
01/30/2020	MSCI	ZAR	12,253,614	USD	832,317	2,664

						$1,553,029

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
61	CAC40 10 Euro	December 2019	3,962,923	(7,876)
27	DAX Index	December 2019	9,840,008	645,216
25	Euro Bund	December 2019	4,712,122	24,391
101	FTSE 100 Index	December 2019	9,620,095	93,036
5	FTSE/JSE TOP 40	December 2019	168,020	(4,990)
35	Hang Seng Index	December 2019	5,887,452	(151,873)
187	Mini MSCI Emerging Markets	December 2019	9,705,300	85,385
59	MSCI Singapore	December 2019	1,588,664	(7,854)
11	MSCI Taiwan Index	December 2019	479,116	(3,859)
179	U.S. Treasury Note 10 Yr. (CBT)	March 2020	23,155,328	(37,473)

			$69,119,028	$634,103

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
58	Australian Government Bond 10 Yr.	December 2019	5,769,011	(23,511)
89	Canadian Government Bond 10 Yr.	March 2020	9,385,101	(3,468)
65	Gilt Long Bond	March 2020	11,160,400	1,694
112	S&P 500 E-Mini	December 2019	17,604,720	(739,461)
51	TOPIX Index	December 2019	7,916,679	(727,519)

			$51,835,911	$(1,492,265)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount		Value ($)
Equity Options – Calls
Axalta Coating Systems Ltd. (c)	30.00	04/17/20	USD	(607)	USD	(1,728,129)	(88,015)
CBS Corp. (c)	40.00	06/19/20	USD	(175)	USD	(706,650)	(63,875)
Digital Realty Trust, Inc. (c)	120.00	04/17/20	USD	(175)	USD	(2,116,625)	(120,750)
HP, Inc. (c)	21.00	05/15/20	USD	(653)	USD	(1,311,224)	(58,117)
Liberty Global Plc (c)	27.50	04/17/20	USD	(302)	USD	(649,300)	(10,570)
Nielsen Holdings Plc (c)	21.00	05/15/20	USD	(499)	USD	(975,545)	(67,365)
Occidental Petroleum Corp. (c)	45.00	05/15/20	USD	(337)	USD	(1,299,809)	(42,125)
Walgreens Boots Alliance, Inc. (c)	65.00	06/19/20	USD	(164)	USD	(977,440)	(39,524)

	TOTAL WRITTEN EQUITY OPTIONS – CALLS						$(490,341)

Equity Options – Puts
Axalta Coating Systems Ltd. (c)	27.00	04/17/20	USD	(309)	USD	(879,723)	(40,170)
CBS Corp. (c)	35.00	06/19/20	USD	(175)	USD	(706,650)	(27,475)
CBS Corp. (c)	37.50	03/20/20	USD	(326)	USD	(1,316,388)	(45,640)
Digital Realty Trust, Inc. (c)	115.00	04/17/20	USD	(175)	USD	(2,116,625)	(79,625)
HP, Inc. (c)	19.00	05/15/20	USD	(653)	USD	(1,311,224)	(67,912)
Liberty Global Plc (c)	22.50	04/17/20	USD	(302)	USD	(649,300)	(67,950)
Liberty Global Plc (c)	25.00	04/17/20	USD	(228)	USD	(490,200)	(93,480)
Nielsen Holdings Plc (c)	19.00	05/15/20	USD	(499)	USD	(975,545)	(64,870)
Occidental Petroleum Corp. (c)	40.00	05/15/20	USD	(337)	USD	(1,299,809)	(176,925)
Walgreens Boots Alliance, Inc. (c)	55.00	06/19/20	USD	(164)	USD	(977,440)	(45,100)

	TOTAL WRITTEN EQUITY OPTIONS – PUTS						$(709,147)

Index Options – Puts
S&P 500 Index	3,110.00	12/20/19	USD	(84)	USD	(26,384,232)	(170,268)

	TOTAL WRITTEN OPTIONS (Premiums $(1,480,979)						$(1,369,756)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.30%	6 Month AUD BBSW	AUD	3,300,000	12/18/2029	Semi-Annually	—	(20,232)	(20,232)
1.35%	6 Month AUD BBSW	AUD	55,090,000	12/18/2029	Semi-Annually	60,988	(517,303)	(578,291)
1.45%	6 Month AUD BBSW	AUD	41,210,000	12/18/2029	Semi-Annually	(42,113)	(655,598)	(613,485)
6 Month CHF LIBOR	(0.08)%	CHF	39,680,000	12/18/2029	Semi-Annually	7,068	724,940	717,872
(0.25)%	6 Month CHF LIBOR	CHF	3,450,000	12/18/2029	Semi-Annually	—	(1,772)	(1,772)
1.33%	3 Month NZD Bank Bill Rate	NZD	3,330,000	12/18/2029	Quarterly	—	32,040	32,040
3 Month NZD Bank Bill Rate	1.54%	NZD	5,980,000	12/18/2029	Quarterly	(186)	17,822	18,008
1.48%	3 Month NZD Bank Bill Rate	NZD	14,740,000	12/18/2029	Quarterly	—	12,021	12,021
3 Month NZD Bank Bill Rate	1.35%	NZD	13,040,000	12/18/2029	Quarterly	—	(109,627)	(109,627)
3 Month NZD Bank Bill Rate	1.15%	NZD	6,570,000	12/18/2029	Quarterly	(2,461)	(135,035)	(132,574)
3 Month NZD Bank Bill Rate	1.45%	NZD	6,940,000	12/18/2029	Quarterly	(63)	(14,511)	(14,448)
3 Month NZD Bank Bill Rate	1.39%	NZD	3,460,000	12/18/2029	Quarterly	—	(20,683)	(20,683)
3 Month NZD Bank Bill Rate	1.48%	NZD	5,680,000	12/18/2029	Quarterly	—	(3,770)	(3,770)
3 Month SEK STIBOR	0.62%	SEK	200,510,000	12/18/2029	Quarterly	9,482	97,291	87,809
0.90%	6 Month GBP LIBOR	GBP	4,640,000	12/19/2029	Semi-Annually	(2,831)	8,992	11,823
0.84%	6 Month GBP LIBOR	GBP	4,480,000	12/19/2029	Semi-Annually	—	45,154	45,154
0.88%	6 Month GBP LIBOR	GBP	1,420,000	12/19/2029	Semi-Annually	—	7,109	7,109
0.87%	6 Month GBP LIBOR	GBP	1,420,000	12/19/2029	Semi-Annually	—	8,088	8,088
6 Month GBP LIBOR	0.88%	GBP	2,790,000	12/19/2029	Semi-Annually	—	(12,396)	(12,396)
1.00%	6 Month GBP LIBOR	GBP	5,540,000	12/19/2029	Semi-Annually	—	(58,650)	(58,650)
1.68%	3 Month USD LIBOR	USD	3,735,000	12/19/2029	Quarterly	—	8,246	8,246
1.69%	3 Month USD LIBOR	USD	3,735,000	12/19/2029	Quarterly	—	4,428	4,428
3 Month USD LIBOR	1.71%	USD	1,500,000	12/19/2029	Quarterly	—	1,288	1,288
1.72%	3 Month USD LIBOR	USD	22,197,000	12/19/2029	Quarterly	16,434	(34,537)	(50,971)
1.72%	3 Month USD LIBOR	USD	3,773,000	12/19/2029	Quarterly	—	(5,520)	(5,520)
1.71%	3 Month USD LIBOR	USD	2,290,000	12/19/2029	Quarterly	—	(477)	(477)
1.77%	3 Month USD LIBOR	USD	2,350,000	12/19/2029	Quarterly	—	(14,358)	(14,358)
1.78%	3 Month USD LIBOR	USD	1,650,000	12/19/2029	Quarterly	—	(12,074)	(12,074)
3 Month CAD LIBOR	1.91%	CAD	34,790,000	03/18/2030	Semi-Annually	(10,517)	(9,486)	1,031
3 Month CAD LIBOR	1.88%	CAD	33,790,000	03/18/2030	Semi-Annually	—	(79,422)	(79,422)
6 Month CHF LIBOR	(0.21)%	CHF	4,800,000	03/18/2030	Semi-Annually	—	13,895	13,895
6 Month CHF LIBOR	(0.18)%	CHF	21,380,000	03/18/2030	Semi-Annually	—	119,150	119,150
3 Month NZD Bank Bill Rate	1.50%	NZD	14,800,000	03/18/2030	Quarterly	—	(13,350)	(13,350)
6 Month EURIBOR	0.11%	EUR	6,350,000	03/20/2030	Semi-Annually	7,583	16,793	9,210
0.90%	6 Month GBP LIBOR	GBP	37,650,000	03/20/2030	Semi-Annually	—	97,439	97,439
1.65%	3 Month USD LIBOR	USD	5,290,000	03/20/2030	Quarterly	—	26,794	26,794

						$43,384	$(477,311)	$(520,695)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Bloomberg Commodity Index (e)	1 Month Fed Funds Rate minus 0.15%	MSCI	USD	1,995,016	01/10/2020	Monthly	$—	$48,281	$48,281

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(d)	Investment value using significant unobservable inputs.

(e)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2019.

The rates shown on variable rate notes are the current interest rates at November 30, 2019, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBS - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

11,709,686	GMO Emerging Country Debt Fund, Class IV	325,412,179

7,550,485	GMO High Yield Fund, Class VI	159,013,223

573,623,255	GMO Implementation Fund	7,812,748,733

18,268,001	GMO Opportunistic Income Fund, Class VI	491,226,550

22,730,489	GMO SGM Major Markets Fund, Class VI	712,146,220

11,980,237	GMO Special Opportunities Fund, Class VI	243,079,002

	TOTAL MUTUAL FUNDS (COST $9,451,423,470)	9,743,625,907

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

7,202,533	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (a)	7,202,533

	TOTAL SHORT-TERM INVESTMENTS (COST $7,202,533)	7,202,533

	TOTAL INVESTMENTS — 100.1% (Cost $9,458,626,003)	9,750,828,440

	Other Assets and Liabilities (net) — (0.1%)	(6,899,628)

	TOTAL NET ASSETS — 100.0%	$9,743,928,812

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2019.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 49.3%

	Argentina — 0.0%

18,799	Banco BBVA Argentina SA ADR	73,508

7,200	Banco Macro SA ADR	186,120

5,000	Grupo Financiero Galicia SA ADR	66,800

8,400	Pampa Energia SA Sponsored ADR *	114,576

14,965	Transportadora de Gas del Sur SA ADR – Class B	90,239

	Total Argentina	531,243

	Australia — 0.7%

186,179	Accent Group Ltd	214,511

38,235	Adairs Ltd	47,057

57,491	Alliance Aviation Services Ltd	102,586

10,951	Altium Ltd	265,821

63,997	Appen Ltd	1,060,511

86,421	Austal Ltd	245,746

291,360	Australian Pharmaceutical Industries Ltd	258,727

50,822	Aventus Group (REIT)	97,329

83,512	Beach Energy Ltd	135,428

55,263	Brickworks Ltd	705,197

19,859	Caltex Australia Ltd	464,322

77,867	Charter Hall Retail (REIT)	242,294

40,010	Codan Ltd	178,038

40,491	Downer EDI Ltd	229,818

437,232	Fortescue Metals Group Ltd	2,879,322

79,760	GDI Property Group (REIT)	83,346

37,950	Genworth Mortgage Insurance Australia Ltd	94,223

57,642	Harvey Norman Holdings Ltd (a)	167,926

8,515	Macquarie Group Ltd	795,683

1,466	Magellan Financial Group Ltd	52,027

146,532	Mount Gibson Iron Ltd	79,726

227,251	New Hope Corp Ltd (a)	333,677

14,174	OZ Minerals Ltd	101,128

124,810	Rio Tinto Ltd	8,182,799

237,543	Sandfire Resources NL	898,091

45,958	Service Stream Ltd	76,858

305,855	Southern Cross Media Group Ltd	198,606

46,032	Super Retail Group Ltd	312,149

295,709	Viva Energy (REIT)	557,339

3,785	Viva Energy Group Ltd	5,822

	Total Australia	19,066,107

	Austria — 0.0%

11,646	Vienna Insurance Group AG Wiener Versicherung Gruppe	321,898

	Belgium — 0.1%

3,552	Barco NV	819,401

484	D’Ieteren SA	31,193

35,035	UCB SA	2,838,420

	Total Belgium	3,689,014

Shares	Description	Value ($)

	Brazil — 1.9%

421,700	Atacadao SA	1,873,580

142,000	Banco do Brasil SA	1,603,567

661,100	Banco Santander Brasil SA	6,886,296

727,500	Cia de Saneamento Basico do Estado de Sao Paulo	9,863,358

44,900	Cia de Saneamento Basico do Estado de Sao Paulo ADR	600,762

26,800	Cia Paranaense de Energia	423,994

479,000	Cia Siderurgica Nacional SA	1,421,036

9,500	Hypera SA	74,722

1,984,900	JBS SA	13,352,376

14,100	M Dias Branco SA	110,170

73,800	Mahle-Metal Leve SA	432,128

329,100	MRV Engenharia e Participacoes SA	1,365,776

1,585,140	Petrobras Distribuidora SA	10,648,223

24,800	Qualicorp Consultoria e Corretora de Seguros SA	215,566

185,800	Tupy SA	864,553

15,600	YDUQS Part	156,269

	Total Brazil	49,892,376

	Canada — 1.2%

12,800	Absolute Software Corp	80,753

18,300	AGF Management Ltd – Class B	85,969

4,900	Air Canada *	184,631

12,337	BRP Inc Sub Voting	603,893

28,400	Canaccord Genuity Group Inc	104,765

26,900	Canadian National Railway Co	2,450,321

29,800	Canfor Pulp Products Inc	187,554

7,500	CGI Inc *	621,490

5,100	Cogeco Communications Inc	440,505

3,800	Cogeco Inc	294,577

21,400	Corus Entertainment Inc – B Shares	92,637

23,900	Dundee Precious Metals Inc *	91,224

38,900	Enerflex Ltd	351,427

4,000	Enghouse Systems Ltd	124,671

8,500	iA Financial Corp Inc	435,143

12,100	Labrador Iron Ore Royalty Corp	230,103

9,900	Martinrea International Inc	92,121

4,500	Morguard North American Residential Real Estate Investment Trust	64,537

10,300	Rogers Sugar Inc	37,453

168,500	Royal Bank of Canada	13,792,822

40,900	Russel Metals Inc	688,184

26,700	Suncor Energy Inc	838,380

44,000	Sun Life Financial Inc (b)	2,007,709

64,900	Sun Life Financial Inc (b) (c)	2,963,983

7,800	TFI International Inc	256,907

88,800	Toronto-Dominion Bank (The)	5,120,223

19,200	Transcontinental Inc – Class A	212,482

11,200	Wajax Corp	124,454

20,400	Westshore Terminals Investment Corp	332,039

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

24,100	Yamana Gold Inc	86,278

	Total Canada	32,997,235

	Chile — 0.1%

78,866	Aguas Andinas SA – Class A	32,282

7,601,644	Enel Americas SA	1,460,651

155,300	Enel Americas SA ADR	1,501,751

1,606	Inversiones La Construccion SA	15,563

	Total Chile	3,010,247

	China — 7.5%

88,000	361 Degrees International Ltd	15,960

586,000	7Road Holdings Ltd *	209,589

29,250	A-Living Services Co Ltd – Class H	94,367

41,000	AAC Technologies Holdings Inc	289,235

2,101,668	Agile Group Holdings Ltd	2,948,889

723,900	Agricultural Bank of China Ltd – Class A	372,952

32,083,000	Agricultural Bank of China Ltd – Class H	12,989,808

8,200	Alibaba Group Holding Ltd Sponsored ADR *	1,640,000

194,000	Angang Steel Co Ltd – Class H	73,598

173,000	Anhui Conch Cement Co Ltd – Class A	1,128,637

1,552,000	Anhui Conch Cement Co Ltd – Class H	9,928,874

90,600	Anhui Expressway Co Ltd – Class A	73,888

2,200	Anhui Kouzi Distillery Co Ltd – Class A	16,864

32,000	ANTA Sports Products Ltd	300,933

19,000	Asia Cement China Holdings Corp	25,533

6,614,500	BAIC Motor Corp Ltd – Class H	3,707,607

9,684,000	Bank of China Ltd – Class H	3,883,823

17,162,000	Bank of Communications Co Ltd – Class H	11,265,647

16,000	Beijing Capital International Airport Co Ltd – Class H	15,127

30,000	Beijing Enterprises Water Group Ltd *	14,721

16,800	Beijing New Building Materials Plc – Class A	53,399

328,600	Beijing North Star Co Ltd – Class A	142,242

266,000	Bosideng International Holdings Ltd	127,073

65,000	BYD Electronic International Co Ltd	116,236

175,000	Cabbeen Fashion Ltd	35,782

950,000	CGN Power Co Ltd – Class H	237,930

34,000	China Aoyuan Group Ltd	48,629

3,346,000	China Cinda Asset Management Co Ltd – Class H	696,691

6,761,000	China CITIC Bank Corp Ltd – Class H	3,696,085

94,000	China Communications Construction Co Ltd – Class A	120,480

50,000	China Communications Construction Co Ltd – Class H	38,909

3,078,000	China Communications Services Corp Ltd – Class H	2,072,042

620,600	China Construction Bank Corp – Class A	627,119

6,002,000	China Construction Bank Corp – Class H	4,774,658

1,710,000	China Everbright Bank Co Ltd – Class H	738,234

7,800	China Gas Holdings Ltd	28,992

1,058,000	China Greenfresh Group Co Ltd *	27,575

Shares	Description	Value ($)

	China — continued

646,000	China Huarong Asset Management Co Ltd – Class H	94,107

586,000	China Jinmao Holdings Group Ltd	389,743

3,615,000	China Lesso Group Holdings Ltd	3,786,884

538,000	China Lilang Ltd	434,293

2,517,000	China Machinery Engineering Corp – Class H	1,000,709

545,000	China Medical System Holdings Ltd	775,463

1,567,000	China Minsheng Banking Corp Ltd – Class H	1,090,723

170,000	China Mobile Ltd	1,281,721

4,526,000	China National Building Material Co Ltd – Class H	4,376,115

258,558	China National Chemical Engineering Co Ltd – Class A	229,315

196,000	China Oriental Group Co Ltd	80,881

44,000	China Overseas Grand Oceans Group Ltd	24,678

598,000	China Overseas Land & Investment Ltd	2,007,005

70,000	China Overseas Property Holdings Ltd	43,117

79,900	China Pacific Insurance Group Co Ltd – Class A	389,514

107,600	China Pacific Insurance Group Co Ltd – Class H	380,537

9,500	China Petroleum & Chemical Corp ADR	530,575

209,198	China Petroleum & Chemical Corp – Class A	148,516

16,380,000	China Petroleum & Chemical Corp – Class H	9,185,972

162,000	China Pioneer Pharma Holdings Ltd *	11,529

41,600	China Railway Construction Corp Ltd – Class A	57,310

7,912,500	China Railway Construction Corp Ltd – Class H	8,167,861

93,499	China Railway Group Ltd – Class A	75,222

4,284,042	China Railway Group Ltd – Class H	2,507,841

479,000	China Railway Signal & Communication Corp Ltd – Class H	256,967

287,000	China Reinsurance Group Corp – Class H	45,459

268,000	China Resources Cement Holdings Ltd	321,086

34,000	China Resources Gas Group Ltd	189,314

384,000	China Resources Land Ltd	1,662,414

3,484,000	China Resources Pharmaceutical Group Ltd	3,043,445

1,329,000	China SCE Group Holdings Ltd	633,585

359,179	China Shenhua Energy Co Ltd – Class A	879,760

2,564,500	China Shenhua Energy Co Ltd – Class H	4,965,367

807,000	China Shineway Pharmaceutical Group Ltd	827,815

153,854	China South Publishing & Media Group Co Ltd – Class A	253,553

309,899	China State Construction Engineering Corp Ltd – Class A	225,560

44,000	China State Construction International Holdings Ltd	34,723

22,954,000	China Telecom Corp Ltd – Class H	8,686,729

195,189	China Vanke Co Ltd – Class A	770,121

272,300	China Vanke Co Ltd – Class H	1,019,159

594,673	China Yangtze Power Co Ltd – Class A	1,534,534

28,100	China Yuchai International Ltd	377,945

116,000	China Yuhua Education Corp Ltd	71,395

83,992	Chinese Universe Publishing and Media Group Co Ltd – Class A	142,717

16,500	Chongqing Department Store Co Ltd – Class A	65,117

188,000	Chongqing Rural Commercial Bank Co Ltd – Class H	93,415

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued

76,000	CIFI Holdings Group Co Ltd	55,369

715,000	CNOOC Ltd	1,037,915

400	CNOOC Ltd Sponsored ADR	58,088

614,604	Country Garden Holdings Co Ltd	856,982

306,000	Dah Chong Hong Holdings Ltd	140,395

55,000	Dali Foods Group Co Ltd	37,380

111,800	Dalian Port PDA Co Ltd – Class A	31,821

915,670	Daqin Railway Co Ltd – Class A	1,033,506

119,000	Dongyue Group Ltd	60,641

6,000	ENN Energy Holdings Ltd	65,210

127,460	Fangda Special Steel Technology Co Ltd – Class A	162,370

30,000	Fu Shou Yuan International Group Ltd	25,784

1,000	G-bits Network Technology Xiamen Co Ltd – Class A	41,749

163,000	Geely Automobile Holdings Ltd	304,828

168,000	Gemdale Properties & Investment Corp Ltd	19,520

64,092	Gree Electric Appliances Inc of Zhuhai – Class A	526,705

32,000	Greentown Service Group Co Ltd	35,062

600,000	Guangdong Investment Ltd	1,240,718

77,085	Guangdong Provincial Expressway Development Co Ltd – Class A	87,987

34,400	Guangdong Tapai Group Co Ltd – Class A	52,586

850,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	2,561,498

4,233,079	Guangzhou R&F Properties Co Ltd – Class H	7,114,670

539,000	Haier Electronics Group Co Ltd	1,498,225

31,000	Haitian International Holdings Ltd	69,282

43,500	Hebei Construction Group Corp Ltd – Class H	26,815

1,504,000	HengTen Networks Group Ltd *	21,713

349,089	Hisense Home Appliances Group Co Ltd – Class A	508,338

515,000	Hisense Home Appliances Group Co Ltd – Class H	477,697

120,583	HLA Corp Ltd – Class A	131,813

8,300	Hollysys Automation Technologies Ltd	122,093

2,304,000	Huabao International Holdings Ltd	750,457

26,000	Huaneng Renewables Corp Ltd – Class H	9,938

189,298	Huaxin Cement Co Ltd – Class A	594,488

21,790	Huayu Automotive Systems Co Ltd – Class A	80,394

954,000	IGG Inc	696,155

927,700	Industrial & Commercial Bank of China Ltd – Class A	764,464

4,023,000	Industrial & Commercial Bank of China Ltd – Class H	2,867,148

4,700	iQIYI Inc ADR * (a)	90,005

43,000	Kingboard Holdings Ltd	118,373

70,000	Kingboard Laminates Holdings Ltd	78,949

344,000	Kunlun Energy Co Ltd	291,334

15,489	Lao Feng Xiang Co Ltd – Class A	105,522

150,000	Lenovo Group Ltd	99,050

492,384	Livzon Pharmaceutical Group Inc – Class H	1,446,479

230,400	Logan Property Holdings Co Ltd	337,849

94,500	Longfor Group Holdings Ltd	386,822

1,852,000	Lonking Holdings Ltd	527,513

181,500	Meitu Inc *	33,385

Shares	Description	Value ($)

	China — continued

42,500	Metallurgical Corp of China Ltd – Class A	16,213

96,100	Midea Group Co Ltd – Class A	743,012

284,000	MMG Ltd *	62,017

1,300	NetEase Inc ADR (a)	409,916

27,800	New China Life Insurance Co Ltd – Class H	107,056

59,899	Oriental Pearl Group Co Ltd – Class A	75,190

800,000	PICC Property & Casualty Co Ltd – Class H	925,671

200,400	Ping An Insurance Group Co of China Ltd – Class A	2,385,799

43,000	Ping An Insurance Group Co of China Ltd – Class H	488,278

97,000	Poly Property Group Co Ltd	34,707

11,315,000	Postal Savings Bank of China Co Ltd – Class H	7,341,776

331,000	Powerlong Real Estate Holdings Ltd	192,811

29,000	Q Technology Group Co Ltd *	42,967

15,070	Qingdao Port International Co Ltd – Class A	13,963

102,000	Qingling Motors Co Ltd – Class H	24,492

175,000	Road King Infrastructure Ltd	318,417

106,000	Seazen Group Ltd *	112,938

54,163	Shaanxi Coal Industry Co Ltd – Class A	65,368

124,600	Shanghai Construction Group Co Ltd – Class A	61,726

316,000	Shanghai Jin Jiang Capital Co Ltd – Class H	56,537

53,280	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd – Class A	100,524

39,600	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	85,545

2,881,700	Shanghai Pharmaceuticals Holding Co Ltd – Class H	5,168,204

27,400	Shanxi Lu’an Environmental Energy Development Co Ltd – Class A	26,983

67,684	Shenzhen Expressway Co Ltd – Class A	104,029

10,000	Shenzhen Expressway Co Ltd – Class H	13,337

190,858	Shenzhen Investment Ltd	75,093

6,100	Shenzhou International Group Holdings Ltd	80,413

4,125,500	Shimao Property Holdings Ltd	14,947,477

1,079,000	Sihuan Pharmaceutical Holdings Group Ltd	122,643

80,200	Sinoma International Engineering Co – Class A	70,992

104,500	Sinopec Engineering Group Co Ltd – Class H	61,219

191,173	Sinopec Shanghai Petrochemical Co Ltd – Class A	106,388

6,802,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	1,885,087

663,500	Sinotruk Hong Kong Ltd	1,120,383

7,600	Sogou Inc *	37,316

282,721	Suning Universal Co Ltd – Class A	146,552

91,098	Suzhou Gold Mantis Construction Decoration Co Ltd – Class A	104,474

60,800	Tencent Holdings Ltd	2,565,464

5,000	Tencent Holdings Ltd ADR	210,750

245,000	Texhong Textile Group Ltd	254,462

646,000	Tianjin Port Development Holdings Ltd	61,875

2,342,000	Tianneng Power International Ltd	1,540,636

388,000	Times China Holdings Ltd	730,412

149,231	Times Neighborhood Holdings Ltd *	37,669

37,000	Tong Ren Tang Technologies Co Ltd – Class H	31,900

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued

10,700	Wangfujing Group Co. Ltd – Class A	19,754

23,000	Want Want China Holdings Ltd	19,801

72,499	Weichai Power Co Ltd – Class A	136,117

2,544,000	Weichai Power Co Ltd – Class H	4,347,461

223,887	Weifu High-Technology Group Co Ltd – Class A	592,701

523,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	374,685

58,000	Xtep International Holdings Ltd	29,856

32,400	YiChang HEC ChangJiang Pharmaceutical Co Ltd – Class H	170,301

86,220	Youngor Group Co Ltd – Class A	82,222

274,000	Yuexiu Property Co Ltd	58,488

30,000	Yuexiu Transport Infrastructure Ltd	26,213

5,000	Yum China Holdings Inc (a)	222,600

388,911	Yuzhou Properties Co Ltd	179,083

306,000	Zhejiang Expressway Co Ltd – Class H	267,670

38,689	Zhejiang Runtu Co Ltd – Class A	60,012

14,900	Zhejiang Semir Garment Co Ltd – Class A	19,900

900	Zhejiang Supor Co Ltd – Class A	9,200

180,064	Zhejiang Weixing New Building Materials Co Ltd – Class A	313,298

44,899	Zhengzhou Yutong Bus Co Ltd – Class A	89,663

30,000	Zhenro Properties Group Ltd	19,352

85,500	Zhongsheng Group Holdings Ltd	303,037

67,100	Zhuzhou Kibing Group Co Ltd – Class A	42,127

	Total China	203,985,246

	Colombia — 0.0%

14,098	Cementos Argos SA	24,852

	Czech Republic — 0.0%

47	Philip Morris CR AS	29,391

	Denmark — 0.0%

10,818	Matas A/S	79,921

366	Royal Unibrew A/S	32,944

25,422	Scandinavian Tobacco Group A/S	293,902

	Total Denmark	406,767

	Finland — 0.1%

3,573	Aktia Bank Oyj	34,525

64,465	Neste Oyj (c)	2,179,124

9,960	Tokmanni Group Corp	133,004

	Total Finland	2,346,653

	France — 2.2%

3,147	AKWEL	71,088

15,723	Alten SA	1,815,881

16,660	BNP Paribas SA	933,988

1,005	Bonduelle SCA	26,352

2,388	Christian Dior SE	1,262,927

7,312	Cie Generale des Etablissements Michelin SCA	876,872

27,352	CNP Assurances	540,068

Shares	Description	Value ($)

	France — continued

21,078	Coface SA	232,908

7,418	Dassault Systemes SE	1,168,577

18,644	Gaztransport Et Technigaz SA	1,647,073

867	Hermes International	649,632

3,802	Interparfums SA	156,287

905	Ipsen SA	102,215

15,854	IPSOS (c)	506,559

4,094	Kaufman & Broad SA	165,357

56,761	L’Oreal SA (c)	16,183,871

8,256	Lagardere SCA	180,359

32,810	Metropole Television SA	569,725

18,648	Neopost SA	393,944

314,460	Peugeot SA	7,588,148

6,283	Rothschild & Co	172,696

17,662	Safran SA	2,887,711

152,112	Sanofi	14,179,680

37,400	Sanofi ADR (c)	1,745,832

2,898	Schneider Electric SE	279,561

209,100	STMicroelectronics NV – NY Shares	5,095,767

76,016	Television Francaise 1	614,301

675	Vilmorin & Cie SA	37,191

	Total France	60,084,570

	Germany — 1.1%

3,858	adidas AG	1,202,916

40,779	Allianz SE (Registered)	9,753,059

1,083	Amadeus Fire AG	145,360

44,895	Bayer AG (Registered)	3,390,674

1,071	Bayerische Motoren Werke AG	86,372

34,813	Borussia Dortmund GmbH & Co KGaA	321,563

12,303	Carl Zeiss Meditec AG	1,503,363

58,338	CECONOMY AG *	280,163

3,324	Cewe Stiftung & Co KGaA	354,285

27,238	Deutsche Lufthansa AG (Registered)	516,561

31,970	Deutsche Pfandbriefbank AG (c)	480,807

129,801	Deutz AG	775,830

43,171	Dialog Semiconductor Plc *	2,194,844

2,330	DWS Group GmbH & Co KGaA	79,188

2,227	Eckert & Ziegler Strahlen- und Medizintechnik AG	475,223

3,649	Elmos Semiconductor AG	115,124

11,056	Hamburger Hafen und Logistik AG	298,362

902	Henkel AG & Co KGaA	87,137

16,237	METRO AG	261,653

20,585	Siemens Healthineers AG	998,261

9,637	Software AG (c)	324,869

5,758	Takkt AG	74,189

13,950	Talanx AG	664,636

20,842	Volkswagen AG	3,966,906

1,599	Wacker Neuson SE	28,427

654	Washtec AG	38,096

	Total Germany	28,417,868

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Greece — 0.0%

12,055	FF Group * (d)	—

1,566	Motor Oil Hellas Corinth Refineries SA	36,635

	Total Greece	36,635

	Hong Kong — 0.3%

28,700	Budweiser Brewing Co APAC Ltd *	102,288

32,000	Cafe de Coral Holdings Ltd	80,177

466,400	Champion (REIT)	300,396

30,100	Dah Sing Banking Group Ltd	38,333

24,000	Dah Sing Financial Holdings Ltd	87,375

54,800	Luk Fook Holdings International Ltd	152,397

571,000	SJM Holdings Ltd	582,382

5,426,000	WH Group Ltd	5,571,881

123,500	Wheelock & Co Ltd	767,861

39,425	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	5,843

12,000	Xinyi Glass Holdings Ltd	14,101

	Total Hong Kong	7,703,034

	Hungary — 0.0%

733,294	Magyar Telekom Telecommunications Plc	1,061,334

	India — 1.1%

8,637	Asian Paints Ltd	205,305

358,735	Aurobindo Pharma Ltd	2,250,086

1,861	Bajaj Auto Ltd	82,414

364,498	Balrampur Chini Mills Ltd	777,672

3,532	Dr Reddy’s Laboratories Ltd	143,053

48,700	Dr Reddy’s Laboratories Ltd ADR (a)	1,983,064

23,632	Glenmark Pharmaceuticals Ltd	110,374

598,963	HCL Technologies Ltd	9,410,235

15,936	HDFC Bank Ltd	282,492

157,254	Hindustan Petroleum Corp Ltd	616,560

6,653	Hindustan Unilever Ltd	188,550

8,484	Housing Development Finance Corp Ltd	271,368

44,960	ICICI Bank Ltd	320,474

34,256	Indiabulls Housing Finance Ltd	137,849

1,054,937	Indian Oil Corp Ltd	1,923,010

170,935	ITC Ltd	585,708

108,659	Just Dial Ltd *	858,137

12,917	Kotak Mahindra Bank Ltd	289,260

57,429	Mphasis Ltd	705,196

400,540	PC Jeweller Ltd *	167,793

1,918,447	Power Finance Corp Ltd *	3,059,869

725,397	PTC India Ltd	564,401

2,443,816	REC Ltd	4,699,696

39,108	Sonata Software Ltd	169,424

10,508	Titan Co Ltd	169,437

24,400	Vedanta Ltd ADR	196,420

1,241,337	Vodafone Idea Ltd *	117,588

Shares	Description	Value ($)

	India — continued

125,475	Yes Bank Ltd	119,663

	Total India	30,405,098

	Indonesia — 0.0%

393,300	Indo Tambangraya Megah Tbk PT	284,908

1,112,400	Mitra Pinasthika Mustika Tbk PT	51,239

999,700	Panin Financial Tbk PT *	19,545

794,000	Ramayana Lestari Sentosa Tbk PT	57,153

367,500	Surya Citra Media Tbk PT	31,243

	Total Indonesia	444,088

	Ireland — 0.1%

45,900	CRH Plc Sponsored ADR	1,757,970

	Israel — 0.0%

5,581	AudioCodes Ltd	132,609

8,692	Discount Investment Corp Ltd (Registered)	14,454

2,045	Fox Wizel Ltd	80,013

1,340	Israel Corp Ltd (The) *	272,569

794,563	Oil Refineries Ltd	388,618

	Total Israel	888,263

	Italy — 1.1%

31,247	ACEA SPA	649,457

4,965	Assicurazioni Generali SPA	101,256

4,657	ASTM SPA	142,433

73,211	Banca Mediolanum SPA	742,179

93,324	Cofide SPA	52,768

4,091	El.En. SPA	149,886

48,170	Enav SPA	285,300

1,607,602	Enel SPA	12,150,381

140,979	EXOR NV	10,758,761

8,732	Fiera Milano SPA	49,427

49,400	Hera SPA	217,836

353,022	Iren SPA	1,094,324

6,421	La Doria SPA	65,145

48,555	Leonardo SPA	566,915

7,006	MARR SPA	161,346

254,720	Saras SPA	448,293

63,704	Societa Cattolica di Assicurazioni SC	512,151

3,642	Unieuro SPA	54,620

160,414	Unipol Gruppo SPA	939,032

431,330	UnipolSai Assicurazioni SPA (a)	1,254,520

	Total Italy	30,396,030

	Japan — 4.3%

5,000	Amada Holdings Co Ltd	55,785

16,000	AOKI Holdings Inc (c)	165,828

681,600	Asahi Kasei Corp	7,663,185

5,800	Asahi Yukizai Corp	90,316

870,300	Astellas Pharma Inc (c)	14,858,423

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

31,200	Bandai Namco Holdings Inc	1,892,481

190,200	Brother Industries Ltd	3,775,811

6,000	Cawachi Ltd	126,144

5,500	Central Glass Co Ltd	133,886

22,000	Daicel Corp	216,435

10,500	Daiwabo Holdings Co Ltd	519,511

26,000	DTS Corp	556,909

8,200	Ehime Bank Ltd (The)	91,175

15,300	Elecom Co Ltd	577,675

48,800	Fancl Corp	1,304,081

46,500	Fuji Electric Co Ltd	1,432,348

2,500	Fuji Media Holdings Inc	33,851

1,800	Fujicco Co Ltd	32,675

46,400	FUJIFILM Holdings Corp (c)	2,194,039

11,200	Fujitsu Ltd	1,019,127

8,700	Furuno Electric Co Ltd	99,901

2,200	G-7 Holdings Inc	87,610

44,400	Hakuhodo DY Holdings Inc	718,395

5,060	Hanwa Co Ltd (c)	129,143

2,600	Heiwado Co Ltd	49,475

317,800	Hitachi Ltd	12,516,243

307,700	Honda Motor Co Ltd	8,649,300

500	Hosokawa Micron Corp	20,411

20,000	House Foods Group Inc	693,897

5,400	Infocom Corp	121,227

300,500	ITOCHU Corp	6,561,204

5,400	Itochu Enex Co Ltd	44,139

19,100	Itochu Techno-Solutions Corp	510,491

7,900	Jeol Ltd	218,714

25,100	Kajima Corp	331,282

58,700	Kanematsu Corp	750,649

135,200	KDDI Corp	3,884,412

13,500	Keihin Corp	317,728

380,274	Konica Minolta Inc	2,493,997

48,200	MCJ Co Ltd	352,603

961,900	Mitsubishi Chemical Holdings Corp	7,138,469

41,500	Mitsubishi Electric Corp (c)	573,703

11,600	Mitsubishi Gas Chemical Co Inc	181,561

6,000	Mitsui Sugar Co Ltd	126,921

18,400	NEC Corp	736,212

9,700	Nichias Corp	232,290

10,700	Nichiha Corp	270,415

12,300	Nippo Corp	252,207

4,500	Nippon Flour Mills Co Ltd	69,923

3,200	Nippon Soda Co Ltd	85,539

289,200	Nippon Telegraph & Telephone Corp	14,610,113

3,900	Nissin Electric Co Ltd	40,949

2,600	NS Solutions Corp	90,099

58,300	Obayashi Corp	618,300

7,300	Osaki Electric Co Ltd	49,608

9,900	Prima Meat Packers Ltd	229,652

1,900	Rion Co Ltd	51,617

Shares	Description	Value ($)

	Japan — continued

2,500	Rohto Pharmaceutical Co Ltd	78,682

6,600	Roland DG Corp	127,035

1,900	Ryobi Ltd	36,420

7,200	Seiko Holdings Corp	185,729

60,400	Sekisui Chemical Co Ltd (c)	1,052,490

10,800	Shimizu Corp	103,510

23,500	Shionogi & Co Ltd (c)	1,383,317

28,800	Showa Corp	600,335

1,207,300	Sojitz Corp	3,796,871

1,435,100	Sumitomo Chemical Co Ltd	6,480,064

28,200	T-Gaia Corp	674,622

5,800	Teijin Ltd	109,165

12,100	Tokyu Construction Co Ltd	86,180

2,700	Tomy Co Ltd	32,888

1,100	Toshiba TEC Corp	44,649

2,600	Tosoh Corp	38,746

3,300	Towa Pharmaceutical Co Ltd	84,907

6,400	TPR Co Ltd	121,705

32,100	TS Tech Co Ltd (c)	997,874

7,500	UKC Holdings Corp	136,711

9,900	Wacoal Holdings Corp	274,198

4,900	YAMABIKO Corp	50,560

2,200	Yamaya Corp	43,978

12,300	Yuasa Trading Co Ltd	388,679

	Total Japan	117,577,399

	Luxembourg — 0.0%

800	Ternium SA Sponsored ADR	17,248

	Malaysia — 0.1%

78,900	Alliance Bank Malaysia Berhad	51,003

4,600	AMMB Holdings Berhad	4,395

77,400	Bermaz Auto Berhad	39,121

1,577,400	DRB-Hicom Berhad	872,115

314,600	Magnum Berhad	205,673

139,100	MISC Berhad	271,539

176,600	Sime Darby Property Berhad	33,211

126,600	SP Setia Berhad	39,400

2,470,600	Supermax Corp Berhad	804,394

92,500	Syarikat Takaful Malaysia Keluarga Berhad	128,216

	Total Malaysia	2,449,067

	Mexico — 0.6%

10,400	Banco del Bajio SA	16,042

32,600	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	41,224

27,500	Corp Inmobiliaria Vesta SAB de CV	45,790

51,800	El Puerto de Liverpool SAB de CV – Class C1	254,071

521,500	Fibra Uno Administracion SA de CV (REIT)	796,138

202,100	Gentera SAB de CV	193,091

15,400	Grupo Aeroportuario del Centro Norte SAB de CV	102,286

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

600	Grupo Aeroportuario del Centro Norte SAB de CV ADR	31,926

10,700	Grupo Aeroportuario del Pacifico SAB de CV – Class B	108,659

900	Grupo Aeroportuario del Sureste SAB de CV ADR	154,314

50,000	Grupo Financiero Banorte SAB de CV – Class O	262,281

26,800	Grupo Financiero Inbursa SAB de CV – Class O	31,863

127,942	Grupo Herdez SAB de CV	247,092

210,800	Nemak SAB de CV	88,100

4,120	Promotora y Operadora de Infraestructura SAB de CV	39,208

18,200	Qualitas Controladora SAB de CV	77,198

4,600	Regional SAB de CV	25,030

12,000	Unifin Financiera SAB de CV SOFOM ENR	18,246

4,518,538	Wal-Mart de Mexico SAB de CV	12,577,338

	Total Mexico	15,109,897

	Netherlands — 1.4%

21,792	ABN AMRO Group NV CVA	371,407

1,803	Adyen NV *	1,382,647

61,836	ASR Nederland NV	2,298,372

37,888	Heineken Holding NV	3,630,957

620,928	ING Groep NV	7,140,545

520	Intertrust NV	9,768

264,783	Koninklijke Ahold Delhaize NV	6,819,867

52,701	Koninklijke Philips NV	2,446,903

8,737	Randstad NV	508,660

146,119	Signify NV (c)	4,358,675

134,443	Wolters Kluwer NV	9,656,021

	Total Netherlands	38,623,822

	New Zealand — 0.1%

573,546	Air New Zealand Ltd	1,042,555

16,081	Synlait Milk Ltd *	96,387

	Total New Zealand	1,138,942

	Norway — 0.4%

108,436	Austevoll Seafood ASA	1,037,568

12,357	BW LPG Ltd	106,644

293,806	DNB ASA	4,928,868

54,070	Elkem ASA	124,904

25,174	Equinor ASA	464,085

4,296	Gjensidige Forsikring ASA	80,793

400	Grieg Seafood ASA	6,105

50,979	Kvaerner ASA	67,040

15,563	Leroy Seafood Group ASA	98,344

96,533	Orkla ASA	934,244

21,221	Salmar ASA	1,010,181

19,399	SpareBank 1 Nord Norge	151,855

81,076	SpareBank 1 SR-Bank ASA	853,963

	Total Norway	9,864,594

Shares	Description	Value ($)

	Pakistan — 0.0%

19,710	Engro Corp Ltd	42,898

97,000	Engro Fertilizers Ltd	43,093

33,850	Lucky Cement Ltd	91,643

44,200	Nishat Mills Ltd	28,466

246,400	Oil & Gas Development Co Ltd	208,988

17,070	Pakistan Oilfields Ltd	46,153

68,520	Pakistan Petroleum Ltd	52,948

21,100	Pakistan State Oil Co Ltd	24,906

21,500	Searle Co Ltd (The)	25,453

10,800	United Bank Ltd	11,408

	Total Pakistan	575,956

	Philippines — 0.0%

185,600	Alliance Global Group Inc	40,384

304,100	DMCI Holdings Inc	38,910

15,825	Globe Telecom Inc	604,078

10,340	Manila Electric Co	64,883

663,000	Megaworld Corp	57,804

95,250	Semirara Mining & Power Corp	40,864

	Total Philippines	846,923

	Poland — 0.5%

12,921	Alior Bank SA *	97,246

108,611	Asseco Poland SA	1,572,185

33,934	Bank Polska Kasa Opieki SA	907,429

2,441	Budimex SA	98,901

1,861	CCC SA	53,370

555	CD Projekt SA	37,206

3,910	Ciech SA *	35,918

30,863	Cyfrowy Polsat SA	219,680

1,626	Dino Polska SA *	56,055

161,572	Energa SA *	284,029

11,413	Grupa Lotos SA	267,428

34,133	Jastrzebska Spolka Weglowa SA	182,228

695	KRUK SA	26,802

13	LPP SA	28,893

1,456	Lubelski Wegiel Bogdanka SA	13,865

10,504	PGE Polska Grupa Energetyczna SA *	23,372

132,310	PLAY Communications SA	1,103,689

67,936	Polski Koncern Naftowy ORLEN SA	1,611,328

509,263	Polskie Gornictwo Naftowe i Gazownictwo SA	600,501

184,674	Powszechna Kasa Oszczednosci Bank Polski SA	1,703,133

302,892	Powszechny Zaklad Ubezpieczen SA	2,994,315

1,391	Santander Bank Polska SA	97,588

684	Stalprodukt SA	34,242

4,357	Warsaw Stock Exchange	43,187

	Total Poland	12,092,590

	Portugal — 0.6%

93,028	Altri SGPS SA	578,905

421,643	Banco Comercial Portugues SA – Class R	90,991

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Portugal — continued

3,276	EDP Renovaveis SA	35,925

1,316,694	EDP – Energias de Portugal SA	5,327,293

527,827	Galp Energia SGPS SA	8,584,243

60,765	Jeronimo Martins SGPS SA	970,346

110,848	NOS SGPS SA	600,662

31,671	REN – Redes Energeticas Nacionais SGPS SA	96,688

2,970	Semapa-Sociedade de Investimento e Gestao	44,762

715,572	Sonae SGPS SA	718,273

	Total Portugal	17,048,088

	Qatar — 0.0%

165,390	Barwa Real Estate Co	154,841

80,410	Doha Bank QPSC	55,827

6,837	Industries Qatar QSC	18,962

10,360	Qatar Electricity & Water Co QSC	45,858

162,751	Qatar Gas Transport Co Ltd	113,076

14,512	Qatar International Islamic Bank QSC	36,504

88,136	Qatar National Bank QPSC	465,692

32,000	Qatar National Cement Co QSC	50,408

	Total Qatar	941,168

	Russia — 2.3%

949,170	Alrosa PJSC	1,149,500

24,422,000	ENEL RUSSIA PJSC	346,957

32,390,000	Federal Grid Co Unified Energy System PJSC	98,310

241,460	Gazprom Neft PJSC	1,570,507

1,941	Gazprom Neft PJSC Sponsored ADR	64,309

2,346,905	Gazprom PJSC Sponsored ADR	18,638,667

18,080	Globaltrans Investment Plc Sponsored GDR (Registered)	151,108

51,290,000	Inter RAO UES PJSC	3,555,145

1,047	LSR Group PJSC	12,372

46,814	LUKOIL PJSC Sponsored ADR	4,466,152

22,990	M.Video PJSC *	176,171

2,511,200	Magnitogorsk Iron & Steel Works PJSC	1,521,918

14,100	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	110,422

82,912	MMC Norilsk Nickel PJSC ADR	2,175,979

349,810	Moscow Exchange MICEX-RTS PJSC	574,789

3,205	Novatek PJSC	63,150

8,346	Novatek PJSC Sponsered GDR (Registered)	1,653,732

61,350	Novolipetsk Steel PJSC	123,432

213,953	Novolipetsk Steel PJSC GDR	4,307,389

9,391	PhosAgro PJSC GDR (Registered)	115,762

1,269	Polyus PJSC GDR (Registered)	68,203

12,800	QIWI Plc Sponsored ADR	253,696

21,080	Raspadskaya OJSC	33,569

170,722	Rosneft Oil Co PJSC GDR (Registered)	1,159,644

62,719,000	ROSSETI PJSC	1,161,174

179,890	Rostelecom PJSC	225,201

3,772	Rostelecom PJSC Sponsored ADR	28,193

17,571,000	RusHydro PJSC	145,141

Shares	Description	Value ($)

	Russia — continued

5,210	Safmar Financial Investment	40,579

892,980	Sberbank of Russia PJSC Sponsored ADR	13,069,444

35,497	Severstal PJSC GDR (Registered)	498,529

682,400	Surgutneftegas PJSC	467,723

8,454	Surgutneftegas PJSC Sponsored ADR	57,279

37,760	Tatneft PJSC	434,598

36,802	Tatneft PJSC Sponsored ADR	2,538,856

9,430	TCS Group Holding Plc GDR (Registered)	173,261

793,000	Unipro PJSC	33,435

163,443	VTB Bank PJSC GDR (Registered)	225,502

2,409	X5 Retail Group NV GDR (Registered)	79,883

	Total Russia	61,569,681

	Singapore — 0.7%

94,000	Accordia Golf Trust	48,099

73,400	CapitaLand Commercial Trust (REIT)	107,821

557,300	CapitaLand Ltd	1,499,878

100,100	CapitaLand Mall Trust (REIT)	184,358

116,400	China Sunsine Chemical Holdings Ltd	43,374

659,000	ComfortDelGro Corp Ltd	1,133,105

361,200	DBS Group Holdings Ltd	6,665,935

41,100	Frasers Centrepoint Trust (REIT)	82,935

373,900	Frasers Logistics & Industrial Trust (REIT)	339,126

284,400	Japfa Ltd	121,700

10,000	Jardine Cycle & Carriage Ltd	224,313

115,300	Lendlease Global Commercial (REIT) *	78,828

50,268	Mapletree Commercial Trust (REIT)	86,731

650,300	Mapletree Greater China Commercial Trust (REIT)	561,046

64,700	Mapletree Industrial Trust (REIT)	118,721

272,000	Mapletree Logistics Trust (REIT)	336,056

29,000	Parkway Life Real Estate Investment Trust (REIT)	68,934

250,400	Singapore Exchange Ltd	1,619,973

224,900	Singapore Technologies Engineering Ltd	679,402

36,000	United Overseas Bank Ltd	679,358

104,700	Venture Corp Ltd	1,214,149

3,549,399	Yangzijiang Shipbuilding Holdings Ltd	2,672,579

336,300	Yanlord Land Group Ltd	287,617

	Total Singapore	18,854,038

	South Africa — 1.2%

1,018,408	Absa Group Ltd	10,227,309

5,264	Anglo American Platinum Ltd	435,638

63,248	Astral Foods Ltd	860,599

111,551	Barloworld Ltd	863,446

1,088,248	Blue Label Telecoms Ltd *	241,753

6,227	Capitec Bank Holdings Ltd	602,063

11,889	Coronation Fund Managers Ltd	34,193

13,440	Discovery Ltd	108,209

70,955	Emira Property Fund Ltd (REIT)	63,788

18,160	Foschini Group Ltd (The)	192,588

373,425	Growthpoint Properties Ltd (REIT)	581,421

14,493	Hyprop Investments Ltd (REIT)	58,386

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

8,845	Investec Ltd	50,718

199,158	Kumba Iron Ore Ltd	5,110,523

13,918	Lewis Group Ltd	32,072

320,878	Liberty Holdings Ltd	2,441,548

1,434,339	Merafe Resources Ltd	92,868

33,464	Metair Investments Ltd	53,909

15,764	Momentum Metropolitan Holdings	21,846

192,459	Motus Holdings Ltd	929,002

60,406	Mr Price Group Ltd	721,273

4,212	MultiChoice Group Ltd *	34,807

373,979	Murray & Roberts Holdings Ltd	259,784

76,180	Nedbank Group Ltd	1,137,981

4,247	NEPI Rockcastle Plc	35,970

80,801	Netcare Ltd	110,187

361,955	Old Mutual Ltd	458,013

78,980	Pepkor Holdings Ltd	95,138

19,313	Rand Merchant Investment Holdings Ltd	39,784

99,539	Raubex Group Ltd	152,827

241,215	Redefine Properties Ltd (REIT)	135,246

243,187	Reunert Ltd	1,142,754

67,727	RMB Holdings Ltd	372,928

90,972	Sanlam Ltd	473,526

1,864	Santam Ltd	36,839

41,323	Sappi Ltd	112,336

2,064	Standard Bank Group Ltd	23,303

939,205	Telkom SA SOC Ltd	3,003,220

173,002	Truworths International Ltd	601,194

90,743	Tsogo Sun Gaming Ltd	76,347

33,277	Wilson Bayly Holmes-Ovcon Ltd	319,280

10,809	Woolworths Holdings Ltd	38,417

	Total South Africa	32,383,033

	South Korea — 2.4%

27,827	Aekyung Petrochemical Co Ltd	184,578

22,583	Aju Capital Co Ltd	220,239

2,633	Celltrion Pharm Inc *	79,199

6,075	DB Insurance Co Ltd	287,133

21,573	Dongwha Pharm Co Ltd	149,730

24,043	Dongwon Development Co Ltd	82,583

1,937	GOLFZON Co Ltd	121,992

5,443	GS Home Shopping Inc	689,812

354,792	Hana Financial Group Inc	10,757,440

2,492	Hankook Technology Group Co Ltd	30,337

2,875	Hanmi Science Co Ltd	94,983

6,813	Hansae Yes24 Holdings Co Ltd	42,445

11,932	Huons Co Ltd	539,312

10,879	Hyundai Home Shopping Network Corp	784,759

5,321	Hyundai Hy Communications & Network Co Ltd	16,313

475	Hyundai Marine & Fire Insurance Co Ltd	11,288

30,672	Hyundai Motor Co	3,147,384

4,270	Il Dong Pharmaceutical Co Ltd	59,583

559,691	Industrial Bank of Korea	5,571,699

Shares	Description	Value ($)

	South Korea — continued

7,828	JB Financial Group Co Ltd	35,819

10,230	KB Financial Group Inc	399,699

200	KB Financial Group Inc ADR	7,802

400,127	Kia Motors Corp	14,665,634

11,280	Korea Asset In Trust Co Ltd	33,888

25,988	Korea Autoglass Corp	351,281

7,637	KT Hitel Co Ltd *	37,305

5,621	KT Skylife Co Ltd	42,406

3,224	Kyobo Securities Co Ltd	25,605

42,469	LF Corp	644,137

21,261	LG Electronics Inc	1,260,153

22,873	Mirae Asset Life Insurance Co Ltd	82,378

28,512	Samjin Pharmaceutical Co Ltd	601,271

37,102	Samsung Electronics Co Ltd	1,586,068

6,418	Sebang Global Battery Co Ltd	203,713

305,923	Shinhan Financial Group Co Ltd	11,300,315

7,839	SillaJen Inc *	96,543

1,733	SK Holdings Co Ltd	378,665

33,373	SK Hynix Inc	2,296,587

227,000	SK Telecom Co Ltd Sponsored ADR	5,202,840

16,122	SL Corp	256,790

164,775	Woori Financial Group Inc	1,635,434

	Total South Korea	64,015,142

	Spain — 1.6%

44,963	ACS Actividades de Construccion y Servicios SA	1,747,846

63,798	Aena SME SA (c)	11,706,518

12,870	Almirall SA	218,739

37,817	Cia de Distribucion Integral Logista Holdings SA	853,385

297,117	Endesa SA	8,077,051

966,228	Iberdrola SA	9,505,493

1,435,878	International Consolidated Airlines Group SA	10,261,060

135,439	Mapfre SA	381,734

13,831	Mediaset Espana Comunicacion SA	90,269

	Total Spain	42,842,095

	Sweden — 0.8%

5,433	Atlas Copco AB – A Shares	199,078

1,673	Atlas Copco AB – B Shares	54,088

83,599	Betsson AB *	384,545

4,831	Bravida Holding AB	42,401

11,765	Bufab AB	155,534

13,367	Epiroc AB – Class A	156,054

26,315	Epiroc AB – Class B	295,813

26,188	Essity AB – Class B	823,131

5,973	Instalco Intressenter AB	81,458

55,198	Klovern AB – B Shares	107,556

4,438	KNOW IT AB	89,999

26,056	Nobina AB	176,720

42,407	Peab AB – Class B	363,342

71,479	Resurs Holding AB	411,646

91,448	Sandvik AB	1,663,021

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

3,392	SkiStar AB	43,567

50,668	Svenska Cellulosa AB SCA – Class B (a)	504,228

43,776	Swedish Match AB	2,096,838

24,788	Volvo AB – A Shares	382,833

859,731	Volvo AB – B Shares	13,291,408

	Total Sweden	21,323,260

	Switzerland — 0.9%

3,840	ALSO Holding AG (Registered) *	608,724

92	Bell Food Group AG (Registered) *	25,121

7,052	BKW AG	495,944

2,877	Bobst Group SA (Registered)	159,505

467	Coltene Holding AG (Registered) *	40,529

1,080	Feintool International Holding AG (Registered) *	62,324

30	Gurit Holding AG	39,733

5,637	Huber + Suhner AG (Registered)	384,974

158	Inficon Holding AG (Registered)	114,518

66	Interroll Holding AG (Registered)	142,251

2,761	Kardex AG (Registered)	449,971

739	Komax Holding AG (Registered) (a)	160,779

1,932	Liechtensteinische Landesbank AG	123,160

16,123	Mobilezone Holding AG (Registered) *	169,993

13,917	Nestle SA (Registered)	1,445,207

24,490	Novartis AG (Registered)	2,257,632

2,116	Orior AG *	189,451

12,593	Roche Holding AG	3,838,738

47,601	Roche Holding AG – Genusschein	14,675,045

14	Schweizerische Nationalbank (Registered)	72,760

	Total Switzerland	25,456,359

	Taiwan — 3.1%

281,000	AcBel Polytech Inc	217,399

37,471	Actron Technology Corp	113,060

8,000	Advantech Co Ltd	78,529

21,000	Amazing Microelectronic Corp	62,331

1,735	Arcadyan Technology Corp	5,438

275,000	Asustek Computer Inc	2,076,674

13,000	Aten International Co Ltd	37,116

8,400	Aurora Corp	25,377

263,000	Catcher Technology Co Ltd	2,150,439

131,399	Cathay Financial Holding Co Ltd	179,559

148,606	Chailease Holding Co Ltd	664,096

598,000	Chicony Electronics Co Ltd	1,734,739

976,000	China Development Financial Holding Corp	310,542

122,400	China Motor Corp	157,431

20,000	Chong Hong Construction Co Ltd	53,705

7,000	Cleanaway Co Ltd	35,795

86,000	Compal Electronics Inc	52,990

1,608,000	Coretronic Corp	2,104,098

1,308,000	CTBC Financial Holding Co Ltd	936,544

18,000	CTCI Corp	22,213

96,000	Cyberlink Corp	341,420

Shares	Description	Value ($)

	Taiwan — continued

12,000	Elite Advanced Laser Corp	20,604

41,000	Elite Material Co Ltd	163,951

67,000	Far Eastern Department Stores Ltd	57,752

97,000	Farglory Land Development Co Ltd	121,646

515,500	Feng TAY Enterprise Co Ltd	3,226,721

121,000	FLEXium Interconnect Inc	447,854

56,000	Formosa Advanced Technologies Co Ltd	63,141

62,000	Formosa Chemicals & Fibre Corp	177,385

88,000	Formosa Petrochemical Corp	276,948

92,000	Formosa Plastics Corp	293,105

735,000	Formosa Taffeta Co Ltd	819,035

415,000	Foxconn Technology Co Ltd	905,891

68,000	Fubon Financial Holding Co Ltd	99,829

10,000	Fusheng Precision Co Ltd	58,497

17,000	Getac Technology Corp	26,160

1,157,000	Gigabyte Technology Co Ltd	1,906,787

61,000	Global Mixed Mode Technology Inc	234,851

28,000	Globalwafers Co Ltd	303,383

2,667,000	Grand Pacific Petrochemical *	1,590,319

1,398,370	Great Wall Enterprise Co Ltd	1,814,964

166,000	Highwealth Construction Corp	253,157

17,000	Hiroca Holdings Ltd	36,108

70,000	Holiday Entertainment Co Ltd	159,268

692,000	Holtek Semiconductor Inc	1,537,699

12,000	Holy Stone Enterprise Co Ltd	38,731

1,008,000	Hon Hai Precision Industry Co Ltd	2,922,834

56,000	Huaku Development Co Ltd	172,577

101,000	IBF Financial Holdings Co Ltd	36,247

44,820	IEI Integration Corp	77,866

10,080	Innodisk Corp	50,037

71,000	International Games System Co Ltd	861,409

885,000	Inventec Corp	662,819

35,000	Kindom Construction Corp	35,507

5,000	Kingpak Technology Inc	26,950

113,000	Kinpo Electronics	44,076

727,000	Lite-On Semiconductor Corp	921,695

166,000	Lite-On Technology Corp	263,325

25,300	Makalot Industrial Co Ltd	126,070

132,000	MediaTek Inc	1,823,662

53,202	Mercuries Life Insurance Co Ltd *	20,582

13,000	Merry Electronics Co Ltd	66,687

10,000	Mirle Automation Corp	12,982

2,024,266	Mitac Holdings Corp	1,881,293

966,000	Nan Ya Plastics Corp	2,263,407

34,000	Nantex Industry Co Ltd	33,313

578,000	Nanya Technology Corp	1,349,589

24,000	Nichidenbo Corp	40,574

6,000	Nien Made Enterprise Co Ltd	55,033

975,000	Novatek Microelectronics Corp	7,142,892

100,743	Nuvoton Technology Corp	159,528

16,000	On-Bright Electronics Inc	94,849

56,800	OptoTech Corp	47,479

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

371,000	Phison Electronics Corp	3,457,110

4,700,000	Pou Chen Corp	6,121,428

1,059,000	Qisda Corp	767,098

167,000	Quanta Computer Inc	330,053

2,014,000	Radiant Opto-Electronics Corp	7,723,486

57,000	Realtek Semiconductor Corp	430,482

66,600	Ruentex Development Co Ltd *	99,498

201,000	Ruentex Industries Ltd	498,511

76,000	Sampo Corp	50,328

26,000	Sercomm Corp	64,503

15,000	Shin Zu Shing Co Ltd	61,454

80,000	Shinkong Insurance Co Ltd	102,781

48,502	Sigurd Microelectronics Corp	55,476

44,800	Simplo Technology Co Ltd	447,591

14,000	Sinbon Electronics Co Ltd	53,710

31,050	Sinmag Equipment Corp	108,345

23,000	Sitronix Technology Corp	127,431

85,000	Soft-World International Corp	220,295

47,000	Standard Chemical & Pharmaceutical Co Ltd	53,000

956,000	Sunplus Technology Co Ltd *	404,324

27,000	Supreme Electronics Co Ltd	26,237

109,500	Syncmold Enterprise Corp	313,373

23,000	Taiflex Scientific Co Ltd	33,803

20,000	TaiMed Biologics Inc *	89,478

654,000	Taiwan PCB Techvest Co Ltd	784,398

79,000	Taiwan Sakura Corp	122,279

318,000	Taiwan Semiconductor Manufacturing Co Ltd	3,198,653

38,500	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	2,043,965

465,000	Taiwan Surface Mounting Technology Corp	1,690,884

29,000	Teco Electric and Machinery Co Ltd	25,755

16,000	Test Research Inc	26,845

13,000	Tong Hsing Electronic Industries Ltd	54,085

208,929	TOPBI International Holdings Ltd	594,578

182,485	Topco Scientific Co Ltd	594,964

103,000	Topkey Corp	423,449

29,000	Transcend Information Inc	67,961

128,000	Tripod Technology Corp	530,923

22,000	TXC Corp	29,515

929,000	Uni-President Enterprises Corp	2,206,850

53,600	United Integrated Services Co Ltd	308,458

29,000	Wah Lee Industrial Corp	53,791

935,000	Walsin Lihwa Corp	435,086

36,000	Walsin Technology Corp	200,525

78,000	Wistron Corp	70,808

4,000	Yageo Corp	43,263

40,000	YC INOX Co Ltd	34,091

3,420,000	Yuanta Financial Holding Co Ltd	2,213,874

7,600	Yulon Finance Corp	28,639

4,000	Yulon Nissan Motor Co Ltd	36,380

31,000	Zeng Hsing Industrial Co Ltd	136,141

Shares	Description	Value ($)

	Taiwan — continued

36,000	Zhen Ding Technology Holding Ltd	158,568

	Total Taiwan	84,941,086

	Thailand — 0.1%

614,000	AP Thailand Pcl NVDR	139,224

55,900	Com7 Pcl NVDR	51,825

263,000	Mega Lifesciences Pcl NVDR	265,844

167,600	Pruksa Holding Pcl NVDR	85,992

296,400	Quality Houses Pcl NVDR	26,294

149,700	Somboon Advance Technology Pcl NVDR	78,264

42,500	SPCG Pcl NVDR	27,423

74,250	Supalai Pcl (Foreign Registered)	42,789

150,975	Supalai Pcl NVDR	87,004

389,700	Thai Beverage Pcl	253,557

765,700	Thanachart Capital Pcl (Foreign Registered)	1,412,431

496,800	Thanachart Capital Pcl NVDR	916,411

	Total Thailand	3,387,058

	Turkey — 0.9%

868,363	Akbank TAS *	1,171,399

13,568	Aksa Akrilik Kimya Sanayii AS	28,459

742,978	Dogan Sirketler Grubu Holding AS	228,426

2,204,744	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	558,834

583,502	Enerjisa Enerji AS	717,918

120,789	Enka Insaat ve Sanayi AS	120,976

488,570	Eregli Demir ve Celik Fabrikalari TAS	680,565

8,447	Ford Otomotiv Sanayi AS	93,635

197,415	Haci Omer Sabanci Holding AS	311,898

2,104,084	KOC Holding AS	7,318,220

9,704	Kordsa Teknik Tekstil AS	20,070

29,793	Koza Altin Isletmeleri AS *	380,075

7,827	Mavi Giyim Sanayi Ve Ticaret AS – Class B *	61,584

4,758	Otokar Otomotiv Ve Savunma Sanayi AS	123,648

112,494	Selcuk Ecza Deposu Ticaret ve Sanayi AS	108,113

634,659	Soda Sanayii AS	640,023

33,864	TAV Havalimanlari Holding AS	158,271

214,771	Tekfen Holding AS	705,217

151,492	Trakya Cam Sanayii AS	86,828

40,088	Tupras-Turkiye Petrol Rafineriler AS	862,806

2,619,924	Turkiye Garanti Bankasi AS *	4,593,396

182,346	Turkiye Halk Bankasi AS *	182,673

3,908,411	Turkiye Is Bankasi – Class C *	4,171,963

598,931	Turkiye Sinai Kalkinma Bankasi AS *	107,188

137,112	Turkiye Sise ve Cam Fabrikalari AS	118,823

842,697	Turkiye Vakiflar Bankasi TAO – Class D *	750,119

13,496	Vestel Beyaz Esya Sanayi ve Ticaret AS	40,490

1,091,586	Yapi ve Kredi Bankasi AS *	454,900

	Total Turkey	24,796,517

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United Arab Emirates — 0.1%

13,417	Abu Dhabi Commercial Bank PJSC	27,525

83,756	Al Waha Capital PJSC	22,390

82,272	DAMAC Properties Dubai Co PJSC *	17,525

69,915	Dubai Islamic Bank PJSC	100,853

19,622	Emaar Development PJSC	19,239

1,901,883	Emaar Properties PJSC	2,137,398

342,641	RAK Properties PJSC *	39,220

	Total United Arab Emirates	2,364,150

	United Kingdom — 3.5%

625,410	3i Group Plc	8,657,930

54,079	Ashmore Group Plc	332,408

68,995	Ashtead Group Plc	2,094,614

3,937	AstraZeneca Plc	380,345

43,357	AVEVA Group Plc	2,553,925

704,298	Barratt Developments Plc	6,071,890

64,292	Bellway Plc	2,775,470

93,520	Berkeley Group Holdings Plc (The)	5,543,760

40,741	Bovis Homes Group Plc	645,384

141,778	BP Plc	883,065

170,550	British American Tobacco Plc	6,750,152

113,600	British American Tobacco Plc Sponsored ADR (a)	4,499,696

56,808	Britvic Plc	711,031

17,232	CMC Markets Plc	32,538

67,471	Coca-Cola HBC AG *	2,249,818

55,918	Computacenter Plc	1,091,663

9,283	Daily Mail & General Trust Plc	98,793

1,230	Dart Group Plc	23,590

7,700	Diageo Plc Sponsored ADR	1,258,488

85,723	Dunelm Group Plc	945,392

210,194	Electrocomponents Plc	1,776,144

13,850	EMIS Group Plc	190,381

260,887	Evraz Plc	1,249,356

526,939	Ferrexpo Plc	977,251

17,315	Galliford Try Plc	164,079

1,393	Games Workshop Group Plc	103,088

80,630	GlaxoSmithKline Plc	1,831,875

7,965	Go-Ahead Group Plc (The)	225,747

26,006	Greggs Plc	699,884

31,785	Halma Plc	864,755

118,994	IG Group Holdings Plc	1,039,029

74,602	Imperial Brands Plc	1,641,399

35,028	Inchcape Plc	294,921

55,634	Intermediate Capital Group Plc	1,099,878

264,692	JD Sports Fashion Plc	2,600,123

93,162	John Laing Group Plc	457,857

58,538	Jupiter Fund Management Plc	275,459

833,688	Legal & General Group Plc	3,025,431

39,635	Lloyds Banking Group Plc	31,246

21,385	Lookers Plc	14,900

51,181	Meggitt Plc	425,310

Shares	Description	Value ($)

	United Kingdom — continued

75,097	Mondi Plc (b)	1,625,793

32,387	Mondi Plc (b)	701,629

18,252	Moneysupermarket.com Group Plc	80,326

47,136	Morgan Advanced Materials Plc	174,647

1,701	Morgan Sindall Group Plc	31,482

63,151	National Express Group Plc	378,407

19,627	Next Plc	1,714,926

13,694	Numis Corp Plc	42,871

27,599	OneSavings Bank Plc	138,017

39,661	Pagegroup Plc	246,634

339,827	Persimmon Plc	11,237,461

36,381	Pets at Home Group Plc	118,225

111,483	Phoenix Group Holdings Plc	1,074,233

116,286	Plus500 Ltd	1,157,544

383,018	QinetiQ Group Plc	1,653,945

7,736	Royal Dutch Shell Plc – Class A	221,781

23,700	Royal Dutch Shell Plc – Class B Sponsored ADR	1,365,357

12,791	RPS Group Plc	27,377

28,600	Smith & Nephew Plc Sponsored ADR	1,280,708

25,606	Softcat Plc	372,713

11,410	Spectris Plc	413,195

219,218	Spirent Communications Plc	598,162

14,736	SSP Group Plc	128,292

34,983	Stock Spirits Group Plc	86,602

344,746	Tate & Lyle Plc	3,259,532

48,342	Vesuvius Plc	283,588

	Total United Kingdom	95,001,512

	United States — 6.2%

4,100	1-800-Flowers.com, Inc. – Class A * (a)	55,227

27,500	Abercrombie & Fitch Co. – Class A (a)	439,175

133,203	ACCO Brands Corp. (c)	1,218,807

39,700	Acushnet Holdings Corp.	1,193,779

54,900	ADTRAN, Inc.	504,531

16,300	AG Mortgage Investment Trust, Inc. (REIT)	253,791

400	Agilysys, Inc. *	10,132

600	Alamo Group, Inc. (a)	68,880

400	Allied Motion Technologies, Inc.	17,920

14,700	Alpha & Omega Semiconductor Ltd. *	174,783

800	American Vanguard Corp.	12,880

26,400	Apollo Investment Corp.	445,632

39,600	Archrock, Inc.	333,036

4,400	Ares Commercial Real Estate Corp. (REIT) (a)	68,816

2,400	Armstrong Flooring, Inc. *	9,624

618	Arrow Financial Corp.	22,162

9,000	Artisan Partners Asset Management, Inc. – Class A (a)	267,030

79	Ashford, Inc. *	1,861

61,400	Avaya Holdings Corp. *	784,078

10,700	Avid Technology, Inc. * (a)	84,209

4,600	Avista Corp. (a)	217,488

42,400	AVX Corp. (a)	862,840

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

8,000	Axcelis Technologies, Inc. *	171,520

2,800	BancFirst Corp.	165,452

6,000	BankFinancial Corp.	81,900

16,500	Banner Corp.	901,395

800	Bar Harbor Bankshares (a)	20,512

4,700	Bassett Furniture Industries, Inc.	71,534

817	BCB Bancorp, Inc.	11,062

1,800	Bel Fuse, Inc. – Class B	29,826

41,000	Benchmark Electronics, Inc.	1,413,270

62,200	Bloomin’ Brands, Inc.	1,495,910

15,300	Bonanza Creek Energy, Inc. *	267,138

50,700	Brady Corp. – Class A	2,889,900

11,000	Braemar Hotels & Resorts, Inc. (REIT)	107,910

27,300	Brightsphere Investment Group, Inc.	262,899

100	BRT Apartments Corp. (REIT)	1,836

63,200	Builders FirstSource, Inc. *	1,605,912

18,500	California Resources Corp. * (a)	120,990

9,200	Camden National Corp.	399,648

21,000	Carpenter Technology Corp. (a)	1,103,970

30,400	Cedar Realty Trust, Inc. (REIT)	81,168

7,900	Central Garden & Pet Co. *	208,402

2,100	Century Bancorp, Inc. – Class A	183,225

2,800	Citi Trends, Inc.	57,484

4,000	Civista Bancshares, Inc.	86,720

9,200	Clarus Corp. (a)	115,828

2,000	CNB Financial Corp.	63,320

19,500	CNO Financial Group, Inc. (a)	353,340

1,400	Collectors Universe, Inc. (a)	36,778

4,400	Community Trust Bancorp, Inc.	197,736

17,200	Computer Programs & Systems, Inc.	457,348

32,100	Comtech Telecommunications Corp.	1,213,059

1,590	Consolidated Water Co. Ltd. (a)	26,521

30,200	Core-Mark Holding Co., Inc.	813,890

114,900	CoreCivic, Inc. (REIT) (a)	1,740,735

95,300	CorePoint Lodging, Inc. (REIT)	963,483

3,715	CRA International, Inc.	190,468

20,800	CSG Systems International, Inc. (a)	1,189,552

3,000	CTS Corp. (a)	82,140

18,400	Curo Group Holdings Corp. *	250,424

33,200	Cushman & Wakefield Plc * (a)	643,748

57,000	Dana, Inc.	966,150

6,600	Deluxe Corp.	337,128

241,100	Denbury Resources, Inc. * (a)	237,845

44,400	Designer Brands, Inc. – Class A (a) (c)	732,600

50,600	DHI Group, Inc. * (a)	170,522

19,700	Digi International, Inc. *	351,448

25,700	Dime Community Bancshares, Inc. (a)	518,112

1,100	Donegal Group, Inc. – Class A	16,093

22,500	Donnelley Financial Solutions, Inc. * (a)	225,900

5,300	Dril-Quip, Inc. * (a)	223,978

14,700	DSP Group, Inc. *	208,299

10,200	Ducommun, Inc. *	498,576

Shares	Description	Value ($)

	United States — continued

4,566	Dynex Capital, Inc. (REIT)	77,120

3,000	El Paso Electric Co.	203,460

17,800	Ellington Financial, Inc.	322,358

7,200	Employers Holdings, Inc.	309,384

21,900	Ennis, Inc.	452,016

75,834	Enova International, Inc. * (c)	1,746,457

2,200	EnPro Industries, Inc.	146,058

1,800	Escalade, Inc.	20,430

1,900	ESSA Bancorp, Inc. (a)	32,737

46,200	Essent Group Ltd.	2,524,830

59,100	Ethan Allen Interiors, Inc.	1,056,708

12,700	Evolution Petroleum Corp.	66,167

5,600	Farmers National Banc Corp.	85,904

2,300	Federal Agricultural Mortgage Corp. – Class C	191,015

63,600	Federal Signal Corp.	2,094,984

39,100	Federated Investors, Inc. – Class B (a)	1,310,632

7,900	FedNat Holding Co.	117,789

4,800	Financial Institutions, Inc.	156,384

2,400	First Bancorp	93,840

5,900	First Community Bankshares, Inc.	179,891

18,300	First Defiance Financial Corp.	551,745

3,100	First Financial Corp.	137,082

1,800	First Financial Northwest, Inc.	26,514

73,500	Flagstar Bancorp, Inc. (a)	2,738,610

200	Flexsteel Industries, Inc.	3,676

7,000	Flushing Financial Corp.	148,400

2,600	FONAR Corp. *	51,662

138,700	Fulton Financial Corp. (a)	2,380,092

7,500	FutureFuel Corp.	84,150

17,000	G-III Apparel Group Ltd. * (a)	503,200

93,887	Gannett Co., Inc. (c)	597,122

27,500	Genie Energy Ltd. – Class B (a)	222,475

30,800	GEO Group, Inc. (REIT) (c)	426,888

9,000	Gorman-Rupp Co. (The)	333,090

4,500	Great Southern Bancorp, Inc.	274,635

15,900	Greif, Inc. – Class A	686,085

43,500	Griffon Corp. (a)	923,070

28,200	Group 1 Automotive, Inc. (c)	2,907,138

7,000	Hackett Group, Inc. (The)	107,310

2,600	Hallmark Financial Services, Inc. *	49,582

39,100	Haverty Furniture Cos, Inc.	786,301

3,800	HealthStream, Inc. *	110,694

1,100	Heidrick & Struggles International, Inc.	34,122

54,930	Herman Miller, Inc. (c)	2,624,555

38,900	Hilltop Holdings, Inc.	958,107

500	Home Bancorp, Inc.	19,290

4,100	HomeTrust Bancshares, Inc.	107,133

1,600	Hurco Cos, Inc.	57,248

10,600	Hyster-Yale Materials Handling, Inc. (a)	627,838

8,400	IDT Corp. – Class B *	59,892

400	Independence Holding Co.	16,904

16,746	Independent Bank Corp.	374,273

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

12,200	Information Services Group, Inc. *	30,012

9,900	Ingles Markets, Inc. – Class A	439,956

4,100	Innophos Holdings, Inc.	130,790

22,005	Innospec, Inc. (c)	2,165,292

42,700	Insight Enterprises, Inc. *	2,800,693

21,700	Inter Parfums, Inc.	1,529,633

28,800	International Bancshares Corp. (c)	1,221,696

15,300	INTL. FCStone, Inc. *	612,000

115,100	Invesco Mortgage Capital, Inc. (REIT)	1,869,224

127,300	Investors Bancorp, Inc.	1,535,238

64,100	iStar, Inc. (REIT) (a)	832,659

12,100	Johnson Outdoors, Inc. – Class A	781,660

32,526	K12, Inc. * (c)	639,136

17,000	Kelly Services, Inc. – Class A	372,470

10,100	Kimball Electronics, Inc. *	177,154

23,400	Kimball International, Inc. – Class B	500,292

25,900	Knoll, Inc.	713,804

2,900	Koppers Holdings, Inc. *	107,445

5,600	Kraton Corp. * (a)	126,168

23,400	La-Z-Boy, Inc. (a)	739,440

12,000	Lantheus Holdings, Inc. *	250,800

240,900	Laredo Petroleum, Inc. * (a)	520,344

69,100	Laureate Education, Inc. – Class A *	1,198,885

3,000	LCNB Corp.	55,470

2,600	Leaf Group Ltd. *	9,620

55,700	Liberty TripAdvisor Holdings, Inc. – Class A *	386,001

3,700	M/I Homes, Inc. * (a)	163,799

7,300	Macatawa Bank Corp.	78,183

15,400	Marchex, Inc. – Class B *	61,908

13,400	Marcus Corp. (The) (c)	421,564

1,308	Marlin Business Services Corp. (a)	28,044

23,500	Materion Corp. (c)	1,383,210

15,977	Matrix Service Co. *	334,558

10,200	MDC Partners Inc – Class A * (a)	23,766

1,100	Mercantile Bank Corp.	38,775

11,400	Meridian Bancorp, Inc.	229,482

110,500	Meritor, Inc. * (a)	2,790,125

600	MidWestOne Financial Group, Inc.	20,400

5,000	Miller Industries, Inc.	183,250

23,400	Modine Manufacturing Co. *	173,628

2,700	Monarch Casino & Resort, Inc. *	123,120

30,200	Moog, Inc. – Class A	2,593,274

14,900	Movado Group, Inc. (a)	291,295

2,200	MTS Systems Corp.	99,924

17,000	Mueller Industries, Inc.	533,630

2,200	MutualFirst Financial, Inc.	87,230

600	NACCO Industries, Inc. – Class A	28,260

36,000	National CineMedia, Inc. (a)	241,560

29,900	National General Holdings Corp.	636,571

163,700	Newmark Group, Inc. – Class A (a)	2,136,285

10,500	NIC, Inc.	238,245

Shares	Description	Value ($)

	United States — continued

1,600	Nicolet Bankshares, Inc. *	115,936

1,742	Northrim BanCorp, Inc.	65,273

90,700	Northwest Bancshares, Inc. (a)	1,509,248

341,400	Office Depot, Inc.	761,322

2,400	Office Properties Income Trust (REIT) (a)	80,064

72,200	OFG Bancorp (a)	1,548,690

200	Oil-Dri Corp. of America	7,258

10,700	Olympic Steel, Inc.	179,332

5,574	Onto Innovation, Inc. * (a)	187,063

15,306	Oppenheimer Holdings, Inc. – Class A	436,374

500	Orrstown Financial Services, Inc.	10,960

6,900	Outfront Media, Inc. (REIT)	172,362

1,700	Park-Ohio Holdings Corp.	53,771

10,400	PC Connection, Inc.	512,928

106,100	PDL BioPharma, Inc. * (a)	328,910

600	Penns Woods Bancorp, Inc.	19,002

60,100	PennyMac Financial Services, Inc. (a)	2,062,031

125,000	PennyMac Mortgage Investment Trust (REIT) (a)	2,886,250

5,000	Peoples Bancorp, Inc.	163,550

33,500	Perspecta, Inc.	923,930

36,800	PNM Resources, Inc. (a)	1,782,960

17,200	PolyOne Corp. (a)	542,316

27,700	Popular, Inc. (c)	1,532,087

41,500	Portland General Electric Co.	2,303,665

400	Preformed Line Products Co.	28,760

2,900	Premier Financial Bancorp, Inc.	52,635

30,200	Prestige Consumer Healthcare, Inc. * (a)	1,140,654

14,100	Progress Software Corp.	592,341

3,500	Protagonist Therapeutics, Inc. * (a)	30,450

3,600	Protective Insurance Corp. – Class B	60,732

4,700	Provident Financial Services, Inc.	114,304

9,100	Quanex Building Products Corp.	177,086

35,400	Radian Group, Inc.	914,736

56,800	Rambus, Inc. * (c)	741,240

6,200	Regis Corp. * (a)	100,006

2,600	Republic Bancorp, Inc. – Class A	120,120

16,600	Resources Connection, Inc.	256,470

700	REX American Resources Corp. *	64,295

3,665	Riverview Bancorp, Inc.	26,498

6,400	Rocky Brands, Inc.	178,432

3,000	Rosetta Stone, Inc. * (a)	46,620

16,900	RTI Surgical Holdings, Inc. * (a)	31,265

7,000	Rush Enterprises, Inc. – Class A	320,740

5,100	Ryerson Holding Corp. *	54,366

12,100	Sandy Spring Bancorp, Inc.	427,856

88,400	Sanmina Corp. * (c)	2,812,004

2,400	ScanSource, Inc. *	85,008

4,400	Scholastic Corp.	163,372

26,200	Schweitzer-Mauduit International, Inc.	1,149,132

2,300	SEACOR Holdings, Inc. * (a)	97,382

3,700	Seneca Foods Corp. – Class A * (a)	144,670

28,400	Shoe Carnival, Inc.	1,008,200

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

8,500	Sierra Bancorp	227,800

6,500	Silgan Holdings, Inc. (a)	200,265

2,500	SilverBow Resources, Inc. *	21,800

48,700	Sonic Automotive, Inc. – Class A (c)	1,594,925

500	Southern Missouri Bancorp, Inc.	18,690

3,800	SP Plus Corp. *	166,630

17,800	SpartanNash Co.	252,048

41,200	Spok Holdings, Inc.	507,172

27,700	SPX Corp. *	1,323,506

2,700	Standard Motor Products, Inc.	135,999

4,000	Star Group LP	37,560

2,500	State Auto Financial Corp.	81,950

35,000	Steelcase, Inc. – Class A (c)	634,200

11,900	Stepan Co. (c)	1,153,110

17,000	Stoneridge, Inc. * (c)	512,380

93,800	Summit Hotel Properties, Inc. (REIT) (c)	1,136,856

216,900	Sunstone Hotel Investors, Inc. (REIT) (c)	3,036,600

24,500	Sykes Enterprises, Inc. *	860,930

6,000	Systemax, Inc. (a)	138,960

4,300	Talos Energy, Inc. * (a)	99,760

29,200	Tech Data Corp. * (a) (c)	4,230,788

199,336	TEGNA, Inc. (c)	3,059,808

14,600	Telenav, Inc. * (a)	83,512

64,200	Telephone & Data Systems, Inc. (c)	1,522,182

4,500	Territorial Bancorp, Inc.	142,605

700	Timberland Bancorp, Inc.	20,745

22,000	Timken Co. (The) (c)	1,156,980

22,700	Tredegar Corp.	488,731

19,700	Tribune Publishing Co.	246,644

15,500	TriCo Bancshares	599,075

23,400	TrustCo Bank Corp.	205,452

7,200	Trustmark Corp.	247,392

6,800	UMB Financial Corp.	457,436

60,200	Unisys Corp. *	685,076

5,200	United Community Financial Corp.	57,772

1,254	United Security Bancshares	13,092

2,800	Unitil Corp.	170,912

27,100	Universal Corp.	1,415,162

29,200	Universal Forest Products, Inc. (a)	1,448,320

2,800	Univest Financial Corp.	73,108

11,100	Varex Imaging Corp. *	332,334

18,500	Vectrus, Inc. *	942,390

44,500	Vera Bradley, Inc. * (a)	491,280

9,000	Veritiv Corp. *	165,060

3,200	Village Super Market, Inc. – Class A	90,496

5,153	Vishay Precision Group, Inc. *	177,315

131,000	W&T Offshore, Inc. * (a)	560,680

20,300	Walker & Dunlop, Inc.	1,332,492

68,200	Warrior Met Coal, Inc. (a)	1,400,146

30,800	Washington Federal, Inc.	1,133,748

16,500	Waterstone Financial, Inc.	311,355

9,900	Weis Markets, Inc.	394,317

Shares	Description	Value ($)

	United States — continued

2,100	West Bancorporation, Inc.	50,988

7,000	Westwood Holdings Group, Inc.	216,020

3,900	Weyco Group, Inc.	95,745

5,000	WideOpenWest, Inc. *	30,650

500	Willis Lease Finance Corp. *	30,000

71,300	World Fuel Services Corp. (a) (c)	3,023,120

116,504	Xenia Hotels & Resorts, Inc. (REIT)	2,453,574

29,300	Xperi Corp.	579,847

27,700	Zumiez, Inc. * (a)	818,258

	Total United States	166,634,704

	Vietnam — 0.0%

71,230	Kinh Bac City Development Share Holding Corp	47,129

76,970	PetroVietnam Power Corp *	42,495

4,240	Vinh Hoan Corp	13,921

	Total Vietnam	103,545

	TOTAL COMMON STOCKS (COST $1,306,903,243)	1,337,453,793

	PREFERRED STOCKS (e) — 1.0%

	Brazil — 0.2%

167,100	Banco do Estado do Rio Grande do Sul SA – Class B	794,511

90,000	Cia Paranaense de Energia – Class B	1,344,569

228,500	Telefonica Brasil SA	3,035,908

	Total Brazil	5,174,988

	Colombia — 0.0%

2,263	Banco Davivienda SA	28,311

59,576	Grupo Aval Acciones y Valores SA	23,969

3,474	Grupo de Inversiones Suramericana SA	26,808

	Total Colombia	79,088

	Germany — 0.0%

742	Draegerwerk AG & Co KGaA	45,449

8,178	Henkel AG & Co KGaA	863,197

3,684	Sixt SE	251,494

179	Volkswagen AG	34,535

	Total Germany	1,194,675

	Russia — 0.2%

8,371	Bashneft PJSC	224,310

722,020	Sberbank of Russia PJSC	2,382,832

4,797,000	Surgutneftegas PJSC	2,692,056

	Total Russia	5,299,198

	South Korea — 0.6%

4,439	Hyundai Motor Co (b)	305,817

3,054	Hyundai Motor Co (b)	186,701

38,442	LG Electronics Inc	908,878

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares / Par Value†	Description	Value ($)

	South Korea — continued

364,631	Samsung Electronics Co Ltd	12,642,104

1,517	Samsung Electronics Co Ltd GDR (Registered)	1,317,088

	Total South Korea	15,360,588

	Sweden — 0.0%

2,374	Akelius Residential Property AB	85,774

	Taiwan — 0.0%

14,463	CTBC Financial Holding Co Ltd (f)	31,096

	TOTAL PREFERRED STOCKS (COST $24,380,164)	27,225,407

	INVESTMENT FUNDS — 0.2%

	United States — 0.2%

90,862	iShares Core MSCI Emerging Markets ETF	4,649,408

	TOTAL INVESTMENT FUNDS (COST $4,687,409)	4,649,408

	DEBT OBLIGATIONS — 13.7%

	United States — 13.7%

	Asset-Backed Securities — 0.5%

51,633	AMMC CLO 21 Ltd., Series 17-21A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 2.75%, due 11/02/30	51,646

188,812	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.89%, due 07/24/29	189,001

120,853	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.89%, due 07/25/29	120,851

358,710	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.60%, due 04/15/31	358,531

162,750	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.57%, due 04/20/31	162,748

108,500	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.51%, due 05/15/30	108,499

177,616	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.50%, due 11/17/27	177,615

207,724	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.69%, due 07/26/31	207,722

108,903	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.12%, due 01/18/25	108,938

Shares / Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

311,311	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.04%, due 04/25/26	311,479

448,404	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.12%, due 07/20/25	448,562

173,600	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.60%, due 04/15/30	173,598

619,681	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.71%, due 10/25/37	617,402

276,626	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 2.56%, due 04/25/36	276,594

162,750	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.52%, due 04/20/30	162,748

108,500	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.57%, due 04/20/31	108,499

114,115	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.60%, due 01/17/28	114,114

327,127	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 2.70%, due 07/15/31	327,124

165,224	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.55%, due 04/22/30	165,211

2,571,735	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	51,435

274,641	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.57%, due 04/20/31	274,638

121,013	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.15%, due 01/16/26	121,097

570,667	Elevation CLO Ltd, Series 16-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.74%, due 10/25/31	570,626

314,433	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.50%, due 05/16/31	314,418

39,969	GCO Education Loan Funding Trust, Series 06-1, Class A9L, Variable Rate, 3 mo. LIBOR + 0.16%, 2.29%, due 05/25/26	39,934

263,598	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.57%, due 11/28/30	263,587

95,113	Goldentree Loan Opportunities XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.60%, due 01/18/31	95,109

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

216,857	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.59%, due 01/27/31	216,847

92,768	Highbridge Loan Management Ltd., Series 6A-2015, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.54%, due 02/05/31	92,767

214,830	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.55%, due 01/15/31	214,828

124,081	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 2.23%, due 05/25/29	123,680

551,780	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 2.25%, due 07/25/29	543,219

231,919	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 2.67%, due 04/20/31	231,916

340,746	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.57%, due 04/20/31	340,742

220,118	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.92%, due 07/20/30	220,304

97,536	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 1.96%, due 02/25/30	96,720

288,316	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.43%, 2.14%, due 04/25/31	287,221

908,313	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 1.98%, due 06/25/37	898,304

477,400	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.57%, due 04/19/30	477,381

309,795	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.65%, due 01/16/31	309,105

169,137	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.75%, due 10/12/30	168,770

259,578	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 1.94%, due 03/26/29	259,143

43,072	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.77%, due 07/19/30	43,074

129,805	Octagon Investment Partners XVII Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.54%, due 01/25/31	129,804

54,350	OHA Credit Partners XIV Ltd., Series 17-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.57%, due 01/21/30	54,348

86,054	Shackleton CLO Ltd., Series 13-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.60%, due 07/15/30	86,053

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

234,666	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.08%, due 05/15/26	235,001

520,800	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.75%, due 04/17/28	520,793

462,627	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.75%, due 01/17/30	462,621

92,938	THL Credit Wind River CLO Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.50%, due 11/20/30	92,938

351,850	TICP CLO I-2 Ltd., Series 18-IA, Class X,, 144A, Variable Rate,, 3 mo. LIBOR + 0.63%, 2.57%, due 04/26/28	351,857

372,749	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 2.96%, due 05/25/47	373,577

215,941	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	215,518

154,898	Voya CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.60%, due 10/15/30	154,896

103,075	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.63%, due 04/18/31	103,074

	Total Asset-Backed Securities	13,226,227

	U.S. Government — 13.2%

6,638,477	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (g)	6,653,235

55,097,754	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (g)	56,508,032

54,731,910	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (g)	55,388,305

45,558,714	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (g)	46,642,967

79,454,929	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (c) (g)	89,128,781

4,863,652	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (g)	5,105,680

31,707,810	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (g)	33,640,755

53,957,654	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (g)	65,015,182

	Total U.S. Government	358,082,937

	Total United States	371,309,164

	TOTAL DEBT OBLIGATIONS (COST $362,003,397)	371,309,164

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 28.9%

	United States — 28.9%

	Affiliated Issuers — 28.9%

3,484,712	GMO Emerging Country Debt Fund, Class IV	96,840,157

9,288,463	GMO Emerging Markets Fund, Class VI	307,355,242

6,375,141	GMO Opportunistic Income Fund, Class VI	171,427,527

3,811,927	GMO SGM Major Markets Fund, Class VI	119,427,672

4,325,152	GMO Special Opportunities Fund, Class VI	87,757,337

109,384	GMO U.S. Treasury Fund (h)	546,919

	TOTAL MUTUAL FUNDS (COST $728,617,594)	783,354,854

	SHORT-TERM INVESTMENTS — 9.2%

	Money Market Funds — 0.1%

2,284,657	State Street Institutional Treasury Money Market Fund-Premier Class, 1.58% (i)	2,284,657

	Repurchase Agreements — 9.1%

100,027,488	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 11/27/19, maturing on 12/02/19 with a maturity value of $100,048,604 and an effective yield of 1.52%, collateralized by a U.S. Treasury Note with maturity date 05/15/25 and a market value of $101,888,068.	100,027,488

139,999,182	Nomura Securities International, Inc. Repurchase Agreement, dated 11/27/19, maturing on 12/02/19 with a maturity value of $140,029,127 and an effective yield of 1.54%, collateralized by a U.S. Treasury Note with maturity date 05/15/25 and a market value of $142,586,976.	139,999,182

7,999,435	Nomura Securities International, Inc. Repurchase Agreement, dated 11/29/19, maturing on 12/02/19 with a maturity value of $8,000,501 and an effective yield of 1.60%, collateralized by a U.S. Treasury Note with maturity date 05/15/25 and a market value of $8,161,285.	7,999,435

	TOTAL REPURCHASE AGREEMENTS (COST $248,026,105)	248,026,105

	TOTAL SHORT-TERM INVESTMENTS (COST $250,310,762)	250,310,762

	TOTAL INVESTMENTS — 102.3% (Cost $2,676,902,569)	2,774,303,388

	SECURITIES SOLD SHORT — (1.3)%

	Common Stocks — (1.3)%

	Austria — (0.1)%

(12,386)	ANDRITZ AG	(482,826)

(13,980)	IMMOFINANZ AG	(378,089)

(1,601)	Schoeller-Bleckmann Oilfield Equipment AG	(89,289)

(35,613)	voestalpine AG	(942,379)

	Total Austria	(1,892,583)

Shares	Description	Value ($)

	Brazil — (0.1)%

(82,200)	Pagseguro Digital Ltd – Class A *	(2,789,868)

(5,800)	StoneCo Ltd – Class A *	(237,684)

	Total Brazil	(3,027,552)

	Canada — (0.1)%

(16,600)	Agnico Eagle Mines Ltd	(989,360)

(54,200)	AltaGas Ltd	(803,839)

	Total Canada	(1,793,199)

	Denmark — (0.1)%

(606)	AP Moller – Maersk A/S – Class A	(786,827)

(1,319)	AP Moller – Maersk A/S – Class B	(1,843,482)

(1,400)	Chr Hansen Holding A/S	(106,319)

(2,124)	Demant A/S *	(64,991)

(4,410)	DFDS A/S	(186,117)

(1,453)	FLSmidth & Co A/S	(53,372)

(20,034)	Jyske Bank A/S (Registered) *	(664,703)

(13,281)	Sydbank A/S	(250,092)

	Total Denmark	(3,955,903)

	Finland — (0.0)%

(28,258)	Metsa Board Oyj	(185,563)

(68,597)	Nokia Oyj	(242,726)

(5,489)	Wartsila Oyj Abp	(55,253)

	Total Finland	(483,542)

	France — (0.1)%

(63,351)	ArcelorMittal SA	(1,081,820)

(16,887)	Electricite de France SA	(173,456)

	Total France	(1,255,276)

	Germany — (0.2)%

(411,835)	Deutsche Bank AG (Registered)	(2,957,784)

(20,800)	QIAGEN NV *	(890,240)

(53,467)	Telefonica Deutschland Holding AG	(163,224)

(10,064)	thyssenkrupp AG	(125,879)

	Total Germany	(4,137,127)

	Israel — (0.0)%

(11,400)	Tower Semiconductor Ltd *	(249,888)

(2,900)	Wix.com Ltd *	(350,581)

	Total Israel	(600,469)

	Italy — (0.1)%

(336,466)	Saipem SPA *	(1,537,440)

	Japan — (0.3)%

(1,800)	Coca-Cola Bottlers Japan Holdings Inc	(43,271)

(2,500)	CyberAgent Inc	(86,388)

(1,800)	FANUC Corp	(343,697)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

(5,000)	Hitachi Metals Ltd	(70,048)

(4,300)	IHI Corp	(100,407)

(35,800)	Japan Lifeline Co Ltd	(498,672)

(71,600)	JGC Corp	(1,041,893)

(2,400)	JINS Holdings Inc	(146,109)

(41,200)	Kansai Paint Co Ltd	(1,039,331)

(18,300)	Keikyu Corp	(376,783)

(11,100)	Kobe Steel Ltd	(56,728)

(17,900)	Kyushu Electric Power Co Inc	(157,642)

(1,600)	Maruichi Steel Tube Ltd	(46,081)

(75,200)	Mitsui OSK Lines Ltd	(1,973,291)

(1,500)	Nihon M&A Center Inc	(50,022)

(70,400)	Nippon Yusen KK	(1,209,146)

(53,300)	Nomura Holdings Inc	(273,188)

(205,600)	Orient Corp	(298,709)

(4,000)	Sumitomo Metal Mining Co Ltd	(121,333)

(2,100)	Tsuruha Holdings Inc	(250,660)

(4,600)	Welcia Holdings Co Ltd	(282,382)

(14,300)	Yamato Holdings Co Ltd	(244,824)

	Total Japan	(8,710,605)

	Luxembourg — (0.0)%

(6,300)	Intelsat SA *	(38,304)

	Netherlands — (0.1)%

(2,852)	Arcadis NV	(58,009)

(14,700)	InterXion Holding NV *	(1,250,088)

	Total Netherlands	(1,308,097)

	Norway — (0.0)%

(4,082)	Borr Drilling Ltd *	(26,510)

(12,133)	Wallenius Wilhelmsen ASA	(27,603)

	Total Norway	(54,113)

Shares	Description	Value ($)

	Singapore — (0.0)%

(134,600)	Singapore Post Ltd	(91,037)

	Spain — (0.0)%

(25,077)	Cellnex Telecom SA	(1,076,638)

	Sweden — (0.0)%

(8,200)	Spotify Technology SA *	(1,168,910)

	Switzerland — (0.0)%

(12,567)	Credit Suisse Group AG (Registered)	(164,509)

(2,607)	Dufry AG (Registered)	(254,502)

(2,021)	Swiss Prime Site AG (Registered)	(213,354)

(1,373)	Vifor Pharma AG	(244,861)

	Total Switzerland	(877,226)

	United Kingdom — (0.1)%

(8,861)	Dechra Pharmaceuticals Plc	(324,709)

(6,500)	Farfetch Ltd – Class A *	(64,740)

(380,213)	G4S Plc	(1,027,763)

(6,043)	GVC Holdings Plc	(66,538)

(56,336)	Just Eat Plc *	(556,445)

(58)	Mediclinic International Plc	(290)

(221,089)	Melrose Industries Plc	(655,716)

(10,944)	Weir Group Plc (The)	(197,200)

	Total United Kingdom	(2,893,401)

	TOTAL COMMON STOCKS (PROCEEDS $33,048,120)	(34,901,422)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $33,048,120)	(34,901,422)

	Other Assets and Liabilities (net) — (1.0%)	(28,212,587)

	TOTAL NET ASSETS — 100.0%	$2,711,189,379

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
1,058	S&P 500 E-Mini	December 2019	$166,301,730	$(6,963,242)

+	Buys – Fund is long the futures contract.
Sales – Fund is short the futures contract.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Reverse Repurchase Agreements

Average balance outstanding	$(13,875,000)

Average interest rate (net)	(2.59)%

Maximum balance outstanding	$(13,875,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,776,320	05/18/2020	Monthly	—	34,986	34,986
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	7,772,765	05/18/2020	Monthly	—	(27,881)	(27,881)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	238,730	05/18/2020	Monthly	—	3,488	3,488
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	4,489,266	05/18/2020	Monthly	—	(13,514)	(13,514)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	4,620,198	05/18/2020	Monthly	—	155,524	155,524
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,512,339	05/18/2020	Monthly	—	(85,873)	(85,873)
Depreciation of Total Return on MSCI China A Index + (1 Month USD LIBOR minus 3.50%)	Appreciation on Total Return on MSCI China A Index	GS	USD	2,648,337	08/15/2020	Monthly	—	(36,444)	(36,444)
Depreciation of Total Return on CSI 500 Net Total Return Index + (1 Month USD LIBOR minus 9.50%)	Appreciation on Total Return on CSI 500 Index	GS	USD	1,120,830	08/20/2020	Monthly	—	(10,435)	(10,435)

							$—	$19,851	$19,851

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	Investment valued using significant unobservable inputs.

(g)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(h)	All or a portion of this security is purchased with collateral from securities loaned.

(i)	The rate disclosed is the 7 day net yield as of November 30, 2019.

(j)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

The rates shown on variable rate notes are the current interest rates at November 30, 2019, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CLO - Collateralized Loan Obligation

CVA - Certificaaten van aandelen (Share Certificates)

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose financial

Company)

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares/ Par Value†	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

930,975	GMO Alpha Only Fund, Class IV	16,832,028

7,488,450	GMO Alternative Allocation Fund, Class VI	152,015,536

7,318,071	GMO Asset Allocation Bond Fund, Class VI	164,437,060

11,014,139	GMO Core Plus Bond Fund, Class IV	250,351,389

2,124,819	GMO Emerging Country Debt Fund, Class IV	59,048,715

10,356,554	GMO Emerging Markets Fund, Class VI	342,698,369

17,735,054	GMO International Equity Fund, Class IV	387,156,238

1,272,894	GMO Opportunistic Income Fund, Class VI	34,228,124

1,416,648	GMO Quality Fund, Class VI	36,436,178

642,881	GMO Risk Premium Fund, Class VI	17,659,951

9,814,563	GMO U.S. Equity Fund, Class VI	137,600,174

5,015,385	GMO U.S. Small Cap Value Fund, Class VI	106,426,463

1,562,578	GMO U.S. Treasury Fund	7,812,890

	TOTAL MUTUAL FUNDS (COST $1,641,032,237)	1,712,703,115

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%

25,364	ACE Securities Corp Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 1.99%, due 02/25/36	10,604

15,087	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 2.21%, due 10/25/34	14,169

15,552	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 1.95%, due 02/26/34	14,829

	TOTAL DEBT OBLIGATIONS (COST $37,569)	39,602

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

267,950	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (a)	267,950

	TOTAL SHORT-TERM INVESTMENTS (COST $267,950)	267,950

	TOTAL INVESTMENTS — 100.0% (Cost $1,641,337,756)	1,713,010,667

	Other Assets and Liabilities (net) — (0.0%)	(147,371)

	TOTAL NET ASSETS — 100.0%	$1,712,863,296

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of November 30, 2019.

The rates shown on variable rate notes are the current interest rates at November 30, 2019, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

227,353	GMO Emerging Markets Fund, Class VI	7,523,114

1,745,597	GMO International Equity Fund, Class IV	38,106,382

487,532	GMO Quality Fund, Class VI	12,539,314

895,412	GMO U.S. Equity Fund, Class VI	12,553,682

371,761	GMO U.S. Small Cap Value Fund, Class VI	7,888,763

	TOTAL MUTUAL FUNDS (COST $70,121,033)	78,611,255

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

81,552	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (a)	81,552

	TOTAL SHORT-TERM INVESTMENTS (COST $81,552)	81,552

	TOTAL INVESTMENTS — 100.1% (Cost $70,202,585)	78,692,807

	Other Assets and Liabilities (net) — (0.1%)	(57,945)

	TOTAL NET ASSETS — 100.0%	$78,634,862

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2019.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

13,584,478	GMO Emerging Markets Fund, Class VI	449,510,382

32,197,769	GMO International Equity Fund, Class IV	702,877,290

9,068,057	GMO Quality Fund, Class VI	233,230,434

9,050,528	GMO U.S. Equity Fund, Class VI	126,888,398

7,968,051	GMO U.S. Small Cap Value Fund, Class VI	169,082,038

	TOTAL MUTUAL FUNDS (COST $1,622,334,358)	1,681,588,542

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

588,376	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (a)	588,376

	TOTAL SHORT-TERM INVESTMENTS (COST $588,376)	588,376

	TOTAL INVESTMENTS — 100.0% (Cost $1,622,922,734)	1,682,176,918

	Other Assets and Liabilities (net) — (0.0%)	(78,887)

	TOTAL NET ASSETS — 100.0%	$1,682,098,031

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2019.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 70.1%

	Argentina — 0.1%

131,900	Banco BBVA Argentina SA ADR	515,729

61,400	Banco Macro SA ADR	1,587,190

29,300	Grupo Financiero Galicia SA ADR	391,448

76,200	Pampa Energia SA Sponsored ADR *	1,039,368

85,500	Transportadora de Gas del Sur SA ADR – Class B	515,565

	Total Argentina	4,049,300

	Australia — 0.8%

482,991	Accent Group Ltd	556,489

200,546	Adairs Ltd	246,819

116,735	Alliance Aviation Services Ltd	208,301

41,992	Altium Ltd	1,019,301

194,877	Appen Ltd	3,229,358

121,663	Austal Ltd	345,960

853,967	Australian Pharmaceutical Industries Ltd	758,321

74,668	Aventus Group (REIT)	142,997

858,563	Beach Energy Ltd	1,392,291

1,190	BHP Billiton Ltd	30,684

96,790	Bravura Solutions Ltd	324,336

193,260	Brickworks Ltd	2,466,140

146,694	Caltex Australia Ltd	3,429,844

36,801	Charter Hall Education Trust (REIT)	86,155

130,462	Charter Hall Group (REIT)	952,387

151,042	Charter Hall Retail (REIT)	469,988

112,691	Codan Ltd	501,457

143,400	Cromwell Property Group (REIT)	118,854

19,365	Downer EDI Ltd	109,911

2,195,351	Fortescue Metals Group Ltd	14,457,135

448,224	GDI Property Group (REIT)	468,374

399,270	Genworth Mortgage Insurance Australia Ltd	991,318

23,895	GWA Group Ltd	53,458

13,411	IDP Education Ltd	164,760

5,770	JB Hi-Fi Ltd (a)	146,258

101,173	Macquarie Group Ltd	9,454,093

427,885	Mount Gibson Iron Ltd	232,807

626,449	New Hope Corp Ltd (a)	919,828

92,704	OZ Minerals Ltd	661,421

232,025	Rio Tinto Ltd	15,212,033

328,545	Sandfire Resources NL	1,242,147

666,977	Scentre Group (REIT)	1,775,467

1,018,411	Southern Cross Media Group Ltd	661,303

79,135	Super Retail Group Ltd	536,625

208,052	Tassal Group Ltd	610,947

25,343	Virtus Health Ltd	70,482

750,451	Viva Energy (REIT)	1,414,417

	Total Australia	65,462,466

Shares	Description	Value ($)

	Austria — 0.0%

20,243	FACC AG (a)	273,537

6,580	OMV AG	374,795

7,001	POLYTEC Holding AG (a)	71,138

11,327	S IMMO AG	284,339

33,699	Vienna Insurance Group AG Wiener Versicherung Gruppe	931,447

	Total Austria	1,935,256

	Belgium — 0.1%

275,738	AGFA-Gevaert NV *	1,411,932

6,834	Barco NV	1,576,516

75,728	UCB SA	6,135,232

	Total Belgium	9,123,680

	Brazil — 1.9%

1,127,700	Atacadao SA	5,010,283

453,000	Banco do Brasil SA	5,115,603

1,889,600	Banco Santander Brasil SA	19,682,868

2,211,600	Cia de Saneamento Basico do Estado de Sao Paulo	29,984,609

250,300	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,349,014

58,800	Cia Paranaense de Energia	930,256

578,900	Cia Siderurgica Nacional SA	1,717,406

8,600	Construtora Tenda SA	48,406

27,500	Hypera SA	216,300

5,691,700	JBS SA	38,287,932

129,000	M Dias Branco SA	1,007,941

196,100	Mahle-Metal Leve SA	1,148,244

1,360,700	MRV Engenharia e Participacoes SA	5,646,952

4,394,500	Petrobras Distribuidora SA	29,520,179

523,200	Tupy SA	2,434,523

156,400	YDUQS Part	1,566,697

	Total Brazil	145,667,213

	Canada — 1.8%

139,500	AGF Management Ltd – Class B	655,334

97,100	Bird Construction Inc	487,583

31,048	BRP Inc	1,519,793

69,200	Canaccord Genuity Group Inc	255,274

77,300	Canadian National Railway Co	7,041,257

82,600	Canfor Pulp Products Inc	519,864

17,300	CGI Inc *	1,433,570

11,800	Cogeco Inc	914,738

1,685,300	Dream Global Real Estate Investment Trust (REIT)	21,289,870

52,100	Dundee Precious Metals Inc *	198,861

87,400	Enerflex Ltd	789,581

6,800	iA Financial Corp Inc	348,114

9,300	Morguard North American Residential Real Estate Investment Trust	133,377

342,900	Rogers Sugar Inc	1,246,862

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

503,500	Royal Bank of Canada	41,214,752

95,700	Russel Metals Inc	1,610,250

978,300	Stars Group Inc (The) *	23,762,907

21,100	Suncor Energy Inc	662,540

83,200	Sun Life Financial Inc (b)	3,796,395

148,500	Sun Life Financial Inc (b)	6,781,995

401,500	Toronto-Dominion Bank (The)	23,150,557

79,400	Transat AT Inc *	974,941

46,320	Transcontinental Inc – Class A	512,613

20,400	Wajax Corp	226,684

31,200	Westshore Terminals Investment Corp (c)	507,825

	Total Canada	140,035,537

	Chile — 0.1%

15,907,809	Enel Americas SA	3,056,674

469,500	Enel Americas SA ADR	4,540,065

	Total Chile	7,596,739

	China — 11.5%

5,116,000	361 Degrees International Ltd	927,851

994,000	7Road Holdings Ltd *	355,515

329,000	AAC Technologies Holdings Inc	2,320,932

10,483,000	Agile Group Holdings Ltd	14,708,891

12,124,000	Agricultural Bank of China Ltd – Class A	6,246,256

111,110,000	Agricultural Bank of China Ltd – Class H	44,986,364

117,100	Alibaba Group Holding Ltd Sponsored ADR * (a)	23,420,000

1,766,000	Angang Steel Co Ltd – Class H	669,972

572,082	Anhui Conch Cement Co Ltd – Class A	3,732,212

5,934,500	Anhui Conch Cement Co Ltd – Class H	37,965,790

535,972	Anhui Expressway Co Ltd – Class A	437,107

19,273	Anhui Kouzi Distillery Co Ltd – Class A	147,733

56,000	ANTA Sports Products Ltd	526,633

100,000	Asia Cement China Holdings Corp	134,384

19,199,500	BAIC Motor Corp Ltd – Class H	10,761,842

55,833,000	Bank of China Ltd – Class H	22,392,141

47,516,000	Bank of Communications Co Ltd – Class H	31,190,914

104,000	Beijing Capital International Airport Co Ltd – Class H	98,326

654,000	Beijing Enterprises Water Group Ltd *	320,911

136,300	Beijing New Building Materials Plc – Class A	433,233

3,352,775	Beijing North Star Co Ltd – Class A	1,451,326

542,000	Bosideng International Holdings Ltd	258,924

662,500	BYD Electronic International Co Ltd	1,184,711

4,215,000	CGN Power Co Ltd – Class H	1,055,658

13,700	Changyou.com Ltd ADR	130,835

3,427,000	China Cinda Asset Management Co Ltd – Class H	713,556

26,531,000	China CITIC Bank Corp Ltd – Class H	14,503,895

821,000	China Communications Construction Co Ltd – Class A	1,052,278

Shares	Description	Value ($)

	China — continued

581,000	China Communications Construction Co Ltd – Class H	452,126

13,568,000	China Communications Services Corp Ltd – Class H	9,133,681

16,124,203	China Construction Bank Corp – Class A	16,293,585

36,019,000	China Construction Bank Corp – Class H	28,653,514

3,966,000	China Everbright Bank Co Ltd – Class H	1,712,185

40,800	China Gas Holdings Ltd	151,652

3,659,000	China Greenfresh Group Co Ltd *	95,365

3,115,000	China Huarong Asset Management Co Ltd – Class H	453,782

5,900,000	China Jinmao Holdings Group Ltd	3,924,035

10,254,000	China Lesso Group Holdings Ltd	10,741,550

1,571,000	China Lilang Ltd	1,268,169

8,017,000	China Machinery Engineering Corp – Class H	3,187,398

52,000	China Maple Leaf Educational Systems Ltd	18,136

274,000	China Medical System Holdings Ltd	389,866

208,100	China Merchants Bank Co Ltd – Class A	1,067,112

3,169,000	China Minsheng Banking Corp Ltd – Class H	2,205,808

1,249,000	China Mobile Ltd	9,416,882

9,004,000	China National Building Material Co Ltd – Class H	8,705,820

2,511,834	China National Chemical Engineering Co Ltd – Class A	2,227,740

1,482,000	China Oriental Group Co Ltd	611,560

590,000	China Overseas Grand Oceans Group Ltd	330,905

6,508,000	China Overseas Land & Investment Ltd	21,842,119

170,000	China Overseas Property Holdings Ltd	104,713

799,485	China Pacific Insurance Group Co Ltd – Class A	3,897,500

593,000	China Pacific Insurance Group Co Ltd – Class H	2,097,199

24,300	China Petroleum & Chemical Corp ADR	1,357,155

45	China Petroleum & Chemical Corp – Class A	32

35,198,000	China Petroleum & Chemical Corp – Class H	19,739,184

25,292,700	China Railway Construction Corp Ltd – Class H	26,108,973

360,289	China Railway Group Ltd – Class A	289,861

6,865,000	China Railway Group Ltd – Class H	4,018,711

1,259,000	China Railway Signal & Communication Corp Ltd – Class H	675,410

2,844,000	China Resources Cement Holdings Ltd	3,407,345

296,000	China Resources Gas Group Ltd	1,648,149

4,402,000	China Resources Land Ltd	19,057,156

10,682,000	China Resources Pharmaceutical Group Ltd	9,331,251

5,733,000	China SCE Group Holdings Ltd	2,733,138

3,295,863	China Shenhua Energy Co Ltd – Class A	8,072,772

11,013,000	China Shenhua Energy Co Ltd – Class H	21,323,295

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued

2,516,000	China Shineway Pharmaceutical Group Ltd	2,580,895

466,000	China South City Holdings Ltd	54,240

1,843,230	China South Publishing & Media Group Co Ltd – Class A	3,037,668

1,739,191	China State Construction Engineering Corp Ltd – Class A	1,265,868

264,000	China State Construction International Holdings Ltd	208,335

116,200	China Taiping Insurance Holdings Co Ltd	268,640

64,206,000	China Telecom Corp Ltd – Class H	24,298,168

507,893	China Vanke Co Ltd – Class A	2,003,899

1,614,100	China Vanke Co Ltd – Class H	6,041,223

4,398,879	China Yangtze Power Co Ltd – Class A	11,351,161

94,500	China Yongda Automobiles Services Holdings Ltd	68,223

36,200	China Yuchai International Ltd	486,890

284,000	China Yuhua Education Corp Ltd	174,795

946,100	Chinese Universe Publishing and Media Group Co Ltd – Class A	1,607,592

276,430	Chongqing Department Store Co Ltd – Class A	1,090,927

1,579,000	Chongqing Rural Commercial Bank Co Ltd – Class H	784,588

4,971,000	CNOOC Ltd	7,216,050

103,000	Colour Life Services Group Co. Ltd *	57,337

5,533,506	Country Garden Holdings Co Ltd	7,715,720

385,000	Dah Chong Hong Holdings Ltd	176,640

232,000	Dali Foods Group Co Ltd	157,674

9,719,396	Daqin Railway Co Ltd – Class A	10,970,169

283,000	Dongyue Group Ltd	144,213

31,300	ENN Energy Holdings Ltd	340,180

1,673,900	Fangda Special Steel Technology Co Ltd – Class A	2,132,359

135,000	Fu Shou Yuan International Group Ltd	116,029

8,600	G-bits Network Technology Xiamen Co Ltd – Class A	359,042

2,345,000	Geely Automobile Holdings Ltd	4,385,402

2,064,000	Gemdale Properties & Investment Corp Ltd	239,814

89,000	Genertec Universal Medical Group Co Ltd	61,899

2,000	Great Wall Motor Co Ltd – Class H	1,545

354,400	Gree Electric Appliances Inc of Zhuhai – Class A	2,912,444

8,158,000	Guangdong Investment Ltd	16,869,635

153,000	Guangdong Provincial Expressway Development Co Ltd – Class A	174,639

158,300	Guangdong Tapai Group Co Ltd – Class A	241,989

2,518,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	7,588,060

10,888,000	Guangzhou R&F Properties Co Ltd – Class H	18,299,807

1,542,000	Haier Electronics Group Co Ltd	4,286,203

Shares	Description	Value ($)

	China — continued

443,000	Hebei Construction Group Corp Ltd – Class H	273,086

61	Henan Shuanghui Investment & Development Co Ltd – Class A	269

13,716,000	HengTen Networks Group Ltd *	198,018

4,148,790	Hisense Home Appliances Group Co Ltd – Class A	6,041,405

1,386,000	Hisense Kelon Electrical Holdings Co Ltd – Class H	1,285,608

1,656,931	HLA Corp Ltd – Class A	1,811,246

47,600	Hollysys Automation Technologies Ltd	700,196

110,000	Hopson Development Holdings Ltd	105,852

10,219,000	Huabao International Holdings Ltd	3,328,526

1,634,417	Huaxin Cement Co Ltd – Class A	5,132,864

194,292	Huayu Automotive Systems Co Ltd – Class A	716,840

3,116,000	IGG Inc	2,273,816

10,871,146	Industrial & Commercial Bank of China Ltd – Class A	8,958,284

33,731,000	Industrial & Commercial Bank of China Ltd – Class H	24,039,717

80,100	Jiangsu Expressway Co Ltd – Class A	122,556

822,000	Ju Teng International Holdings Ltd	208,915

43,800	Jumei International Holding Ltd ADR *	82,344

794,000	Kingboard Chemical Holdings Ltd	2,185,766

1,034,000	Kingboard Laminates Holdings Ltd	1,166,196

2,330,000	Kunlun Energy Co Ltd	1,973,283

111,916	Lao Feng Xiang Co Ltd – Class A	762,451

1,466,000	Lenovo Group Ltd	968,045

1,471,600	Livzon Pharmaceutical Group Inc – Class H	4,323,126

2,684,000	Logan Property Holdings Co Ltd	3,935,708

783,390	Loncin Motor Co Ltd – Class A *	397,940

833,000	Longfor Properties Co Ltd	3,409,760

6,500,000	Lonking Holdings Ltd	1,851,422

1,654,000	Meitu Inc *	304,235

747,560	Midea Group Co Ltd – Class A	5,779,879

2,588,000	MMG Ltd *	565,138

1,600	NetEase Inc ADR (a)	504,512

328,700	New China Life Insurance Co Ltd – Class H	1,265,805

480,787	Oriental Pearl Group Co Ltd – Class A	603,525

500,000	People’s Insurance Co Group of China Ltd (The) – Class H	200,547

8,763,000	PICC Property & Casualty Co Ltd – Class H	10,139,572

1,707,725	Ping An Insurance Group Co of China Ltd – Class A	20,330,780

357,000	Ping An Insurance Group Co of China Ltd – Class H	4,053,844

30,815,000	Postal Savings Bank of China Co Ltd – Class H	19,994,417

93,900	Qingdao Port International Co Ltd – Class A	87,005

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued

91,000	Road King Infrastructure Ltd	165,577

388,400	Shaanxi Coal Industry Co Ltd – Class A	468,751

1,297,794	Shanghai Construction Group Co Ltd – Class A	642,916

1,108,000	Shanghai Jin Jiang Capital Co Ltd – Class H	198,236

334,780	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd – Class A	631,632

177,600	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	383,659

8,307,700	Shanghai Pharmaceuticals Holding Co Ltd – Class H	14,899,498

362,019	Shanxi Lu’an Environmental Energy Development Co Ltd – Class A	356,503

422,348	Shenzhen Expressway Co Ltd – Class A	649,138

672,000	Shenzhen Expressway Co Ltd – Class H	896,268

421,228	Shenzhen Investment Ltd	165,733

35,600	Shenzhou International Group Holdings Ltd	469,296

13,324,076	Shimao Property Holdings Ltd	48,275,681

604,000	Shui On Land Ltd	126,432

4,341,000	Sihuan Pharmaceutical Holdings Group Ltd	493,412

776,982	Sinoma International Engineering Co – Class A	687,777

515,500	Sinopec Engineering Group Co Ltd – Class H	301,993

2,200,670	Sinopec Shanghai Petrochemical Co Ltd – Class A	1,224,672

25,830,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	7,158,452

561,500	Sinotruk Hong Kong Ltd	948,146

2,454,271	Suning Universal Co Ltd – Class A	1,272,205

745,781	Suzhou Gold Mantis Construction Decoration Co Ltd – Class A	855,289

554,500	Tencent Holdings Ltd	23,397,197

119,600	Tencent Holdings Ltd ADR	5,041,140

1,631,000	Texhong Textile Group Ltd	1,693,992

654,000	Tianjin Development Holdings Ltd	180,254

914,000	Tianjin Port Development Holdings Ltd	87,544

8,490,000	Tianneng Power International Ltd	5,584,969

101,000	Times China Holdings Ltd	190,133

38,846	Times Neighborhood Holdings Ltd *	9,806

340,000	Tong Ren Tang Technologies Co Ltd – Class H	293,139

96,300	Wangfujing Group Co. Ltd – Class A	177,788

173,000	Want Want China Holdings Ltd	148,939

307,391	Weichai Power Co Ltd – Class A	577,128

9,307,000	Weichai Power Co Ltd – Class H	15,904,804

2,155,276	Weifu High-Technology Group Co Ltd – Class A	5,705,706

196,492	Wuchan Zhongda Group Co Ltd – Class A	142,077

258,000	XTEP International Holdings Ltd	132,808

Shares	Description	Value ($)

	China — continued

602,000	Yadea Group Holdings Ltd	153,830

1,008,810	Youngor Group Co Ltd – Class A	962,032

1,326,000	Yuexiu Property Co Ltd	283,048

134,000	Yuexiu Transport Infrastructure Ltd	117,085

16,300	Yum China Holdings Inc	725,676

4,558,283	Yuzhou Properties Co Ltd	2,098,971

2,884,000	Zhejiang Expressway Co Ltd – Class H	2,522,744

128,589	Zhejiang Runtu Co Ltd – Class A	199,458

132,098	Zhejiang Semir Garment Co Ltd – Class A	176,426

7,700	Zhejiang Supor Co Ltd – Class A	78,711

1,761,488	Zhejiang Weixing New Building Materials Co Ltd – Class A	3,064,860

272,768	Zhengzhou Yutong Bus Co Ltd – Class A	544,716

153,000	Zhenro Properties Group Ltd	98,693

252,000	Zhongsheng Group Holdings Ltd	893,161

98,000	Zhuzhou CRRC Times Electric Co Ltd – Class H	334,780

895,782	Zhuzhou Kibing Group Co Ltd – Class A	562,392

	Total China	902,080,757

	Colombia — 0.0%

128,640	Cementos Argos SA	226,771

	Denmark — 0.0%

49,144	Matas A/S	363,066

93,488	Scandinavian Tobacco Group A/S	1,080,810

12,313	Spar Nord Bank A/S	110,212

	Total Denmark	1,554,088

	Finland — 0.1%

268,711	Neste Oyj	9,083,295

8,911	Sanoma Oyj	91,800

40,928	Tokmanni Group Corp	546,545

	Total Finland	9,721,640

	France — 2.4%

40,851	Alten SA	4,717,966

35,993	BNP Paribas SA	2,017,828

8,161	Christian Dior SE	4,316,058

29,687	Cie Generale des Etablissements Michelin SCA	3,560,132

89,596	CNP Assurances	1,769,082

15,348	Coface SA	169,593

42,798	Dassault Systemes SE (d)	6,742,081

26,212	Faurecia SE	1,389,482

54,709	Gaztransport Et Technigaz SA	4,833,174

10,221	Interparfums SA	420,150

2,185	Ipsen SA	246,786

33,621	IPSOS	1,074,241

16,977	Kaufman & Broad SA	685,702

164,042	L’Oreal SA	46,772,161

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	France — continued

15,034	Lagardere SCA	328,429

6,011	Mersen SA	199,234

85,257	Metropole Television SA	1,480,433

59,090	Neopost SA	1,248,293

1,022,600	Peugeot SA	24,676,081

3,353	Rothschild & Co	92,161

57,748	Safran SA	9,441,713

537,013	Sanofi	50,059,643

44,800	Sanofi ADR	2,091,264

12,814	Schneider Electric SE	1,236,125

92,637	STMicroelectronics NV	2,264,545

430,000	STMicroelectronics NV – NY Shares	10,479,100

177,762	Television Francaise 1	1,436,532

553	TOTAL SA	29,076

3,484	Vilmorin & Cie SA	191,960

	Total France	183,969,025

	Germany — 1.1%

4	Aareal Bank AG	123

2,518	adidas AG	785,107

116,369	Allianz SE (Registered)	27,831,819

4,265	Amadeus Fire AG	572,446

382	BASF SE	28,674

3,675	Bauer AG	58,919

161,824	Bayer AG (Registered)	12,221,683

69,166	Bayerische Motoren Werke AG	5,577,974

86,466	Borussia Dortmund GmbH & Co KGaA	798,674

24,823	Carl Zeiss Meditec AG	3,033,242

140,733	CECONOMY AG *	675,857

1,429	Cewe Stiftung & Co KGaA	152,308

505	Daimler AG (Registered Shares)	28,425

94,902	Deutsche Pfandbriefbank AG (d)	1,427,262

372,168	Deutz AG	2,224,475

123,140	Dialog Semiconductor Plc *	6,260,525

5,320	DWS Group GmbH & Co KGaA	180,807

7,829	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,670,642

7,075	Elmos Semiconductor AG	223,213

2,718	Gesco AG	55,483

27,801	Hamburger Hafen und Logistik AG	750,250

445	HeidelbergCement AG	32,791

1,176	Henkel AG & Co KGaA	113,607

48,382	METRO AG	779,659

2,835	OHB SE	130,745

597	Rheinmetall AG	63,545

657	RTL Group SA	31,342

44,987	Siemens Healthineers AG	2,181,626

4,810	Software AG	162,148

56,923	Talanx AG	2,712,049

66,614	Volkswagen AG	12,678,796

37,811	Wacker Neuson SE	672,206

25,101	Wuestenrot & Wuerttembergische AG	534,682

	Total Germany	84,651,104

Shares	Description	Value ($)

	Hong Kong — 0.3%

279,800	Budweiser Brewing Co APAC Ltd *	997,218

12,000	Cafe de Coral Holdings Ltd	30,066

520,000	Dah Sing Banking Group Ltd	662,235

289,600	Dah Sing Financial Holdings Ltd	1,054,325

1,600,213	I-CABLE Communications Ltd *	12,472

271,000	Johnson Electric Holdings Ltd	607,872

186,000	LVGEM China Real Estate Investment Co. Ltd	62,073

626,000	NewOcean Energy Holdings Ltd *	90,409

536,000	Singamas Container Holdings Ltd	58,879

1,483,000	SJM Holdings Ltd	1,512,562

10,766,500	WH Group Ltd	11,055,963

505,000	Wheelock & Co Ltd	3,139,835

160,500	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	23,788

80,000	Xinyi Glass Holdings Ltd	94,006

83,500	Yue Yuen Industrial Holdings Ltd	246,949

	Total Hong Kong	19,648,652

	Hungary — 0.0%

2,257,270	Magyar Telekom Telecommunications Plc	3,267,063

	India — 1.4%

104,228	Asian Paints Ltd	2,477,539

804,677	Aurobindo Pharma Ltd	5,047,160

1,123,689	Balrampur Chini Mills Ltd	2,397,439

50	Divi’s Laboratories Ltd	1,243

27,953	Dr Reddy’s Laboratories Ltd	1,132,149

111,200	Dr Reddy’s Laboratories Ltd ADR (a)	4,528,064

762,659	Firstsource Solutions Ltd	443,522

215,640	Glenmark Pharmaceuticals Ltd	1,007,150

1,742,764	HCL Technologies Ltd	27,380,353

192,314	HDFC Bank Ltd	3,409,084

223,377	Hindustan Petroleum Corp Ltd	875,815

80,293	Hindustan Unilever Ltd	2,275,557

102,379	Housing Development Finance Corp Ltd	3,274,677

542,577	ICICI Bank Ltd	3,867,473

312,581	Indiabulls Housing Finance Ltd	1,257,855

1,945,608	Indian Oil Corp Ltd	3,546,585

507,988	ITC Ltd	1,740,618

319,919	Just Dial Ltd *	2,526,569

155,879	Kotak Mahindra Bank Ltd	3,490,720

310,566	Mphasis Ltd	3,813,575

1,222,235	PC Jeweller Ltd *	512,014

5,786,884	Power Finance Corp Ltd *	9,229,916

1,696,951	PTC India Ltd	1,320,328

7,361,556	REC Ltd	14,156,988

177,382	Sonata Software Ltd	768,455

126,805	Titan Co Ltd	2,044,680

45,968	TV Today Network Ltd	180,127

44,000	Vedanta Ltd ADR	354,200

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued

11,326,876	Vodafone Idea Ltd *	1,072,960

1,144,923	Yes Bank Ltd	1,091,890

37,188	Zuari Agro Chemicals Ltd *	48,552

	Total India	105,273,257

	Indonesia — 0.0%

2,540,600	Gajah Tunggal Tbk PT *	105,318

2,237,800	Indo Tambangraya Megah Tbk PT	1,621,073

54,212,500	Panin Financial Tbk PT *	1,059,884

3,353,600	Surya Citra Media Tbk PT	285,107

	Total Indonesia	3,071,382

	Ireland — 0.1%

140,800	CRH Plc Sponsored ADR	5,392,640

1,290	Smurfit Kappa Group Plc	45,760

	Total Ireland	5,438,400

	Israel — 0.0%

12,365	AudioCodes Ltd	293,802

9,792	First International Bank of Israel Ltd	299,887

16,280	Harel Insurance Investments & Financial Services Ltd	137,354

11,933	Nova Measuring Instruments Ltd *	420,867

1,821,653	Oil Refineries Ltd	890,965

	Total Israel	2,042,875

	Italy — 1.3%

178,721	Arnoldo Mondadori Editore SPA *	427,828

23,646	ASTM SPA	723,207

144,770	Banca Mediolanum SPA	1,467,610

6,617	Credito Emiliano SPA	38,974

127,516	Enav SPA	755,248

5,522,970	Enel SPA	41,743,038

424,112	EXOR NV	32,365,953

367,896	Falck Renewables SPA	1,957,359

337,749	Fiat Chrysler Automobiles NV	4,970,910

86,798	Hera SPA	382,748

154,487	IMMSI SPA *	96,527

11,643	Intesa Sanpaolo SPA	29,459

1,068,876	Iren SPA	3,313,382

20,889	La Doria SPA	211,932

47,005	Leonardo SPA	548,818

41,075	Mediobanca Banca di Credito Finanziario SPA	458,649

71,382	Piaggio & C SPA	230,181

13,622	Prima Industrie SPA (a)	250,446

3,343	Reply SPA	261,737

4,202	Sabaf SPA	58,940

829,670	Saras SPA	1,460,172

2,368	Sesa SPA	110,944

312,336	Societa Cattolica di Assicurazioni SC	2,511,036

Shares	Description	Value ($)

	Italy — continued

16,833	Societa Iniziative Autostradali e Servizi SPA	283,230

474,454	Unipol Gruppo SPA	2,777,359

1,297,249	UnipolSai Assicurazioni SPA	3,773,037

	Total Italy	101,208,724

	Japan — 5.0%

14,900	Aisin Seiki Co Ltd	564,017

65,200	AOKI Holdings Inc	675,749

2,038,000	Asahi Kasei Corp (d)	22,913,103

2,546,800	Astellas Pharma Inc	43,480,904

102,700	Bandai Namco Holdings Inc	6,229,415

5,400	Bank of the Ryukyus Ltd	60,758

512,000	Brother Industries Ltd	10,164,117

17,600	Central Glass Co Ltd	428,437

2,800	Chukyo Bank Ltd (The)	57,493

67,700	Daicel Corp	666,030

4,300	Daito Pharmaceutical Co Ltd	125,242

28,900	Daiwabo Holdings Co Ltd	1,429,893

59,600	DCM Holdings Co Ltd	578,467

7,200	DTS Corp	154,221

3,400	Elecom Co Ltd	128,372

99,100	Fancl Corp	2,648,247

30,300	FJ Next Co Ltd (a)	298,701

157,800	Fuji Electric Co Ltd	4,860,744

17,700	Fuji Media Holdings Inc	239,669

6,600	Fuji Pharma Co Ltd	85,040

278,900	FUJIFILM Holdings Corp (d)	13,187,877

128,900	Fujitsu Ltd	11,729,055

22,400	Furuno Electric Co Ltd	257,218

12,000	Furyu Corp	113,867

1,800	Fuyo General Lease Co Ltd	118,940

5,700	G-7 Holdings Inc	226,991

121,200	Hakuhodo DY Holdings Inc	1,961,025

3,700	Hamakyorex Co Ltd	124,168

43,400	Haseko Corp	558,632

9,000	Heiwado Co Ltd	171,259

991,700	Hitachi Ltd	39,057,136

20,300	Hochiki Corp	302,862

1,088,100	Honda Motor Co Ltd	30,585,972

4,200	Hosokawa Micron Corp	171,454

46,300	House Foods Group Inc (d)	1,606,371

17,200	Infocom Corp	386,131

10,200	Information Services International-Dentsu Ltd	386,698

1,102,700	ITOCHU Corp	24,076,672

53,500	Itochu Techno-Solutions Corp	1,429,908

23,100	Japan Aviation Electronics Industry Ltd	440,391

30,900	Jeol Ltd	855,478

3,300	JSP Corp	57,461

41,600	Kajima Corp	549,057

1,000	Kaken Pharmaceutical Co Ltd	53,857

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

7,700	Kamei Corp	84,941

187,800	Kanematsu Corp	2,401,566

1,000	Kato Sangyo Co Ltd	33,530

574,200	KDDI Corp	16,497,259

20,600	Keihin Corp (d)	484,829

83,000	Kitz Corp	577,673

1,121,389	Konica Minolta Holdings Inc	7,354,540

2,600	Krosaki Harima Corp	136,249

20,800	Kyosan Electric Manufacturing Co Ltd	96,946

24,600	Makino Milling Machine Co Ltd	1,215,417

133,600	Marubeni Corp (d)	988,003

74,700	MCJ Co Ltd	546,461

2,579,300	Mitsubishi Chemical Holdings Corp	19,141,545

176,700	Mitsubishi Electric Corp	2,442,729

2,100	Mitsubishi Gas Chemical Co Inc	32,869

65,100	Mitsubishi Tanabe Pharma Corp	1,192,043

1,200	Mitsui Chemicals Inc	28,776

39,600	Modec Inc	895,588

4,900	Morinaga & Co Ltd	249,945

24,100	MTI Ltd	153,140

83,900	NEC Corp (d)	3,356,968

17,800	NET One Systems Co Ltd	500,325

41,700	Nichias Corp (a)	998,609

20,700	Nichiha Corp	523,139

74,400	Nippo Corp	1,525,544

8,100	Nippon Flour Mills Co Ltd	125,862

155,000	Nippon Light Metal Holdings Co Ltd	316,091

941,600	Nippon Telegraph & Telephone Corp	47,568,750

17,700	Nisshin Oillio Group Ltd (The)	629,544

23,000	Nissin Electric Co Ltd	241,494

23,700	Nomura Real Estate Holdings Inc	573,309

7,200	NS Solutions Corp	249,504

152,100	Obayashi Corp	1,613,095

11,800	Osaki Electric Co Ltd	80,188

25,300	Prima Meat Packers Ltd	586,888

3,600	Rohto Pharmaceutical Co Ltd	113,302

8,700	Ryoden Corp	130,795

19,600	Seikitokyu Kogyo Co Ltd	155,723

258,600	Sekisui Chemical Co Ltd	4,506,192

18,100	Shimizu Corp	173,476

10,500	Shin-Etsu Polymer Co Ltd	91,919

11,300	Shinnihon Corp	96,367

60,500	Shionogi & Co Ltd (d)	3,561,307

118,700	Showa Corp	2,474,295

3,913,000	Sojitz Corp	12,306,102

4,640,200	Sumitomo Chemical Co Ltd	20,952,402

15,500	T-Gaia Corp (d)	370,803

3,000	Takasago Thermal Engineering Co Ltd	52,063

27,800	Tatsuta Electric Wire and Cable Co Ltd	149,211

22,500	Teijin Ltd	423,486

13,700	Tocalo Co Ltd	138,892

7,600	Token Corp	507,411

1,200	Tokyo Seimitsu Co Ltd	43,161

Shares	Description	Value ($)

	Japan — continued

10,700	Tokyu Construction Co Ltd (d)	76,208

8,500	Tomy Co Ltd	103,537

8,700	Toshiba TEC Corp	353,136

8,100	Towa Pharmaceutical Co Ltd	208,407

3,800	Toyo Ink SC Holdings Co Ltd	93,684

400	Toyota Motor Corp	27,983

63,903	Toyota Tsusho Corp	2,235,288

116,500	TS Tech Co Ltd	3,621,567

16,200	Unipres Corp	245,065

18,800	Vital KSK Holdings Inc	190,084

13,700	Wacoal Holdings Corp	379,446

23,000	Warabeya Nichiyo Holdings Co Ltd	384,576

9,200	Yellow Hat Ltd	165,947

	Total Japan	391,972,293

	Malaysia — 0.1%

720,000	Alliance Bank Malaysia Berhad	465,423

3,653,700	DRB-Hicom Berhad	2,020,064

1,611,400	Sime Darby Property Berhad	303,034

1,155,400	SP Setia Berhad	359,575

6,551,400	Supermax Corp Berhad	2,133,047

355,400	Ta Ann Holdings Berhad	254,379

	Total Malaysia	5,535,522

	Mexico — 0.6%

131,800	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	166,665

55,500	Concentradora Fibra Danhos SA de CV	81,467

77,100	Corp Inmobiliaria Vesta SAB de CV	128,379

117,000	Credito Real SAB de CV SOFOM ER	137,369

110,700	El Puerto de Liverpool SAB de CV – Class C1	542,966

4,719,800	Fibra Uno Administracion SA de CV (REIT)	7,205,397

703,400	Gentera SAB de CV	672,044

87,800	Grupo Aeroportuario del Centro Norte SAB de CV	583,165

3,000	Grupo Aeroportuario del Centro Norte SAB de CV ADR	159,630

28,700	Grupo Aeroportuario del Pacifico SAB de CV – Class B	291,450

2,900	Grupo Aeroportuario del Sureste SAB de CV ADR	497,234

453,400	Grupo Financiero Banorte SAB de CV – Class O	2,378,367

66,100	Grupo Financiero Inbursa SAB de CV – Class O	78,587

247,513	Grupo Herdez SAB de CV	478,017

31,900	Qualitas Controladora SAB de CV	135,309

192,500	Unifin Financiera SAB de CV SOFOM ENR	292,696

13,009,300	Wal-Mart de Mexico SAB de CV	36,211,351

	Total Mexico	50,040,093

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 1.6%

265,489	ABN AMRO Group NV CVA	4,524,797

3,350	Adyen NV *	2,568,977

261,146	ASR Nederland NV (d)	9,706,492

45,163	ForFarmers NV	278,415

89,560	Heineken Holding NV	8,582,889

1,947,145	ING Groep NV	22,391,771

115,062	InterXion Holding NV * (a)	9,784,872

723,455	Koninklijke Ahold Delhaize NV	18,633,624

73,557	Koninklijke Philips NV	3,415,245

15,013	Koninklijke Volkerwessels NV	363,148

37,981	Randstad NV	2,211,220

445,814	Signify NV	13,298,464

437,387	Wolters Kluwer NV	31,414,190

	Total Netherlands	127,174,104

	New Zealand — 0.0%

1,129,731	Air New Zealand Ltd	2,053,553

	Norway — 0.4%

948	Aker ASA – A Shares	51,390

321,613	Austevoll Seafood ASA	3,077,350

201,006	BW LPG Ltd	1,734,726

682,314	DNB ASA	11,446,449

273,741	Elkem ASA	632,354

360,966	Equinor ASA	6,654,440

7,226	Gjensidige Forsikring ASA	135,896

755	Grieg Seafood ASA	11,524

384,556	Kongsberg Automotive ASA *	201,504

6,423	Kvaerner ASA	8,447

146,076	Leroy Seafood Group ASA	923,067

123,381	Orkla ASA	1,194,078

88,570	Salmar ASA	4,216,189

86,290	SpareBank 1 Nord Norge	675,476

221,501	SpareBank 1 SR-Bank ASA	2,333,042

29,082	Storebrand ASA	208,189

	Total Norway	33,504,121

	Pakistan — 0.1%

144,560	Engro Corp Ltd	314,632

2,016,000	Engro Fertilizers Ltd	895,615

352,000	Fauji Fertilizer Co Ltd	240,281

88,900	Habib Bank Ltd	83,878

321,000	Hub Power Co Ltd (The) *	187,744

224,450	Lucky Cement Ltd	607,660

45,900	MCB Bank Ltd	58,839

125,900	Nishat Mills Ltd	81,084

2,665,300	Oil & Gas Development Co Ltd	2,260,618

331,170	Pakistan Oilfields Ltd	895,393

851,160	Pakistan Petroleum Ltd	657,725

429,180	Pakistan State Oil Co Ltd	506,589

205,400	Searle Co Ltd (The)	243,161

Shares	Description	Value ($)

	Pakistan — continued

467,500	SUI Northern Gas Pipeline	226,523

418,300	United Bank Ltd	441,853

	Total Pakistan	7,701,595

	Philippines — 0.1%

1,694,000	Alliance Global Group Inc	368,590

2,774,900	DMCI Holdings Inc	355,047

55,185	Globe Telecom Inc	2,106,544

324,700	Manila Electric Co	2,037,484

11,827,600	Megaworld Corp	1,031,200

1,337,825	Semirara Mining & Power Corp	573,947

	Total Philippines	6,472,812

	Poland — 1.1%

117,902	Alior Bank SA *	887,349

359,374	Asseco Poland SA	5,202,073

6,544	Bank Handlowy w Warszawie SA	86,885

93,260	Bank Millennium SA *	131,198

420,762	Bank Polska Kasa Opieki SA	11,251,601

33,189	Budimex SA	1,344,700

55,803	Ciech SA *	512,617

186,572	Cyfrowy Polsat SA	1,328,005

2,948	Dino Polska SA *	101,630

922,241	Energa SA *	1,621,216

93,367	EPP NV	113,494

101,942	Grupa Lotos SA	2,388,696

261,764	Jastrzebska Spolka Weglowa SA	1,397,493

2,125	KRUK SA	81,947

49	LPP SA	108,903

27,720	Lubelski Wegiel Bogdanka SA	263,972

798	mBank SA *	75,842

39,756	PGE Polska Grupa Energetyczna SA *	88,458

226,359	PLAY Communications SA	1,888,216

696,729	Polski Koncern Naftowy ORLEN SA	16,525,239

6,014,912	Polskie Gornictwo Naftowe i Gazownictwo SA	7,092,530

1,001,337	Powszechna Kasa Oszczednosci Bank Polski SA	9,234,708

2,180,592	Powszechny Zaklad Ubezpieczen SA	21,556,793

8,516	Santander Bank Polska SA	597,457

9,472	Stalprodukt SA	474,177

58,603	Warsaw Stock Exchange	580,885

	Total Poland	84,936,084

	Portugal — 0.7%

264,643	Altri SGPS SA	1,646,851

274,157	Banco Comercial Portugues SA – Class R	59,163

23,003	EDP Renovaveis SA	252,253

4,378,222	EDP – Energias de Portugal SA	17,714,118

1,397,384	Galp Energia SGPS SA	22,726,165

252,219	Jeronimo Martins SGPS SA	4,027,642

16,310	Navigator Co SA (The)	62,694

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Portugal — continued

349,268	NOS SGPS SA	1,892,609

98,274	REN – Redes Energeticas Nacionais SGPS SA	300,022

12,401	Semapa-Sociedade de Investimento e Gestao	186,899

1,992,204	Sonae SGPS SA	1,999,724

	Total Portugal	50,868,140

	Qatar — 0.2%

2,779,644	Barwa Real Estate Co	2,602,346

676,866	Doha Bank QPSC	469,933

188,584	Qatar Electricity & Water Co QSC	834,768

2,489,950	Qatar Gas Transport Co Ltd	1,729,961

148,240	Qatar International Islamic Bank QSC	372,893

1,334,395	Qatar National Bank QPSC	7,050,659

451,110	Qatar National Cement Co QSC	710,606

173,993	United Development Co QSC	67,381

	Total Qatar	13,838,547

	Russia — 4.3%

10,200,810	Alrosa PJSC	12,353,776

1,158,800	Credit Bank of Moscow PJSC	107,001

1,925,000	ENEL RUSSIA PJSC	27,348

67,346	Etalon Group Plc GDR (Registered)	122,573

150,360,000	Federal Grid Co Unified Energy System PJSC	456,372

921,740	Gazprom Neft PJSC	5,995,194

7,737,747	Gazprom PJSC Sponsored ADR	61,451,693

293,768	Globaltrans Investment Plc Sponsored GDR (Registered)	2,455,237

172,831,000	Inter RAO UES PJSC	11,979,710

29,950	LSR Group PJSC	353,895

24,695	LSR Group PJSC GDR (Registered)	55,579

437,837	LUKOIL PJSC Sponsored ADR	41,770,549

215,090	M.Video PJSC *	1,648,225

8,853,600	Magnitogorsk Iron & Steel Works PJSC	5,365,743

112,312	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	879,556

634,547	MMC Norilsk Nickel PJSC ADR	16,653,328

4,138,970	Moscow Exchange MICEX-RTS PJSC	6,800,931

94,658	Novatek PJSC Sponsered GDR (Registered)	18,756,172

866,290	Novolipetsk Steel PJSC	1,742,919

855,419	Novolipetsk Steel PJSC GDR	17,221,643

117,314	PhosAgro PJSC GDR (Registered)	1,446,122

123,192	QIWI Plc Sponsored ADR	2,441,665

152,270	Raspadskaya OJSC	242,482

550,532	Rosneft Oil Co PJSC GDR (Registered)	3,739,538

182,188,000	ROSSETI PJSC	3,373,011

64,420	Rostelecom PJSC	80,646

62,940,000	RusHydro PJSC	519,902

71,630	Safmar Financial Investment	557,898

Shares	Description	Value ($)

	Russia — continued

4,039,312	Sberbank of Russia PJSC Sponsored ADR	59,118,417

409,740	Severstal PJSC GDR (Registered)	5,754,492

4,132,900	Surgutneftegas PJSC	2,832,724

2,124,501	Surgutneftegas PJSC Sponsored ADR	14,394,270

505,070	Tatneft PJSC	5,813,089

390,523	Tatneft PJSC Sponsored ADR	26,940,969

94,212	TCS Group Holding Plc GDR (Registered)	1,730,998

114,560	TMK PJSC	92,394

20,727	TMK PJSC GDR (Registered)	65,922

10,506,000	Unipro PJSC	442,957

469,360	VTB Bank PJSC GDR (Registered)	647,576

	Total Russia	336,432,516

	Singapore — 0.7%

116	Ascendas Real Estate Investment Trust	253

100	CapitaLand Commercial Trust (REIT)	147

1,497,200	CapitaLand Ltd	4,029,458

43,800	CapitaLand Mall Trust (REIT)	80,668

1,698,600	ComfortDelGro Corp Ltd	2,920,626

949,900	DBS Group Holdings Ltd	17,530,375

814,300	Frasers Logistics & Industrial Trust (REIT)	738,568

631,000	Japfa Ltd	270,016

28,800	Jardine Cycle & Carriage Ltd	646,021

24,100	Keppel DC REIT	35,248

1,198,500	Mapletree Greater China Commercial Trust (REIT)	1,034,005

170,600	Mapletree Industrial Trust (REIT)	313,041

1,592,100	Mapletree Logistics Trust (REIT)	1,967,037

6,600	Singapore Airlines Ltd	44,371

407,700	Singapore Exchange Ltd	2,637,631

824,000	Singapore Technologies Engineering Ltd	2,489,229

184,000	Sino Grandness Food Industry Group Ltd *	5,516

82,200	United Overseas Bank Ltd	1,551,200

169,900	Venture Corp Ltd	1,970,239

445,000	Wilmar International Ltd	1,331,417

20,842,500	Yangzijiang Shipbuilding Holdings Ltd	15,693,705

1,207,400	Yanlord Land Group Ltd	1,032,617

	Total Singapore	56,321,388

	South Africa — 1.8%

3,478,070	Absa Group Ltd	34,928,335

39,768	AECI Ltd	286,234

1,494,532	African Phoenix Investments Ltd *	74,383

1,830	Anglo American Platinum Ltd	151,447

241,390	Astral Foods Ltd	3,284,531

510,126	Barloworld Ltd	3,948,564

3,415,879	Blue Label Telecoms Ltd *	758,832

77,513	Capitec Bank Holdings Ltd	7,494,411

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

1,905	Discovery Ltd	15,338

919,122	Emira Property Fund Ltd (REIT)	826,279

179,861	Foschini Group Ltd (The)	1,907,437

3,996,911	Growthpoint Properties Ltd (REIT)	6,223,170

20,955	Hyprop Investments Ltd (REIT)	84,418

33,919	Investec Ltd	194,494

17,358	JSE Ltd	145,910

861,560	Kumba Iron Ore Ltd	22,108,185

369,184	Lewis Group Ltd	850,738

801,174	Liberty Holdings Ltd	6,096,102

25,644	Momentum Metropolitan Holdings	35,539

431,872	Motus Holdings Ltd	2,084,651

700,401	Mr Price Group Ltd	8,363,083

29,026	MultiChoice Group Ltd *	239,864

952,078	Murray & Roberts Holdings Ltd	661,360

269,346	Nedbank Group Ltd	4,023,506

8,014	NEPI Rockcastle Plc	67,875

737,292	Netcare Ltd	1,005,431

1,675,691	Old Mutual Ltd	2,120,396

592,113	Pepkor Holdings Ltd	713,252

119,701	Rand Merchant Investment Holdings Ltd	246,579

1,692,998	Redefine Properties Ltd (REIT)	949,244

779,380	Reunert Ltd	3,662,364

781,674	RMB Holdings Ltd	4,304,163

1,543,801	SA Corporate Real Estate Ltd (REIT)	340,076

600,317	Sanlam Ltd	3,124,761

39,167	Santam Ltd	774,079

377,062	Sappi Ltd	1,025,039

1,219	Standard Bank Group Ltd	13,763

2,683,884	Telkom SA SOC Ltd	8,582,039

1,570,589	Truworths International Ltd	5,457,904

267,529	Tsogo Sun Gaming Ltd	225,088

256,389	Wilson Bayly Holmes-Ovcon Ltd	2,459,958

	Total South Africa	139,858,822

	South Korea — 2.7%

86,038	Aekyung Petrochemical Co Ltd	570,696

50,007	Aju Capital Co Ltd	487,690

24,022	Celltrion Pharm Inc *	722,566

58	Cheil Worldwide Inc	1,163

348	Dae Han Flour Mills Co Ltd	45,258

62,550	DB Insurance Co Ltd	2,956,411

2,789	DongKook Pharmaceutical Co Ltd	179,327

74,571	Dongwha Pharm Co Ltd	517,570

494,764	Dongwon Development Co Ltd	1,699,407

2,331	GOLFZON Co Ltd	146,806

13,683	GS Home Shopping Inc	1,734,099

1,133,787	Hana Financial Group Inc	34,376,890

5,041	Hankook Technology Group Co Ltd	61,368

26,229	Hanmi Science Co Ltd	866,541

42,074	Huons Co Ltd	1,901,692

38,282	Hyundai Home Shopping Network Corp	2,761,479

Shares	Description	Value ($)

	South Korea — continued

96,881	Hyundai Hy Communications & Network Co Ltd	297,018

130,071	Hyundai Motor Co	13,347,135

12,612	Il Dong Pharmaceutical Co Ltd	175,985

1,498,976	Industrial Bank of Korea	14,922,239

220,860	JB Financial Group Co Ltd	1,010,612

41,145	KB Financial Group Inc	1,607,588

1,146,309	Kia Motors Corp	42,015,031

119,868	Korea Asset In Trust Co Ltd	360,115

44,974	Korea Autoglass Corp	607,916

67,372	KT Hitel Co Ltd *	329,093

139	KT&G Corp	11,513

28,996	Kyobo Securities Co Ltd	230,284

34,866	Kyungdong Pharm Co Ltd	229,313

121,187	LF Corp	1,838,070

9,481	LG Corp	570,691

13,568	LG Electronics Inc	804,184

20,463	LOTTE Himart Co Ltd	541,983

28,523	Mirae Asset Life Insurance Co Ltd	102,727

84,715	Samjin Pharmaceutical Co Ltd	1,786,499

240,943	Samsung Electronics Co Ltd	10,300,035

1,615	Samsung SDS Co Ltd	267,940

8,508	Sebang Global Battery Co Ltd	270,052

867,717	Shinhan Financial Group Co Ltd	32,052,104

71,527	SillaJen Inc *	880,907

27,114	SK Holdings Co Ltd	5,924,472

130,280	SK Hynix Inc	8,965,312

733,641	SK Telecom Co Ltd Sponsored ADR	16,815,052

33,798	SL Corp	538,333

180	Taekwang Industrial Co Ltd	163,946

288,042	Woori Financial Group Inc	2,858,890

	Total South Korea	208,854,002

	Spain — 1.8%

183,068	ACS Actividades de Construccion y Servicios SA	7,116,399

174,120	Aena SME SA	31,949,888

89,109	Almirall SA	1,514,503

1,617	Applus Services SA	19,510

28	Banco Bilbao Vizcaya Argentaria SA	147

584,097	Banco Santander SA (a)	2,275,007

84,103	Cia de Distribucion Integral Logista Holdings SA	1,897,884

905,054	Endesa SA	24,603,665

46,287	Faes Farma SA	272,116

3,041,630	Iberdrola SA	29,922,742

5,041,713	International Consolidated Airlines Group SA (a)	36,029,051

724,191	Mapfre SA	2,041,127

83,467	Mediaset Espana Comunicacion SA	544,752

881	Red Electrica Corp SA	17,187

15,056	Repsol SA	237,030

	Total Spain	138,441,008

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Sweden — 0.8%

11,612	Atlas Copco AB – A Shares	425,491

274,126	Betsson AB *	1,260,945

10,344	Bufab AB	136,748

12,849	Dustin Group AB	102,174

58,073	Epiroc AB – Class A	677,979

74,997	Epiroc AB – Class B	843,059

19,204	Granges AB	191,612

3,041	JM AB	83,199

356,259	Klovern AB – B Shares	694,188

14,982	Lindab International AB	178,038

19,900	New Wave Group AB – Class B	127,176

146,643	Peab AB – Class B	1,256,435

180,212	Resurs Holding AB	1,037,837

330,392	Sandvik AB	6,008,319

320,830	Svenska Cellulosa AB SCA – Class B	3,192,772

107,167	Swedish Match AB	5,133,219

85,336	Volvo AB – A Shares	1,317,954

2,554,397	Volvo AB – B Shares	39,490,879

	Total Sweden	62,158,024

	Switzerland — 1.0%

2	Adecco SA (Registered)	124

12,612	ALSO Holding AG (Registered) *	1,999,279

14	Belimo Holding AG (Registered)	92,376

20,719	BKW AG	1,457,098

8,404	Bobst Group SA (Registered) (a)	465,928

119	Gurit Holding AG	157,608

16,460	Huber + Suhner AG (Registered)	1,124,120

167	Inficon Holding AG (Registered)	121,041

9,005	Kardex AG (Registered)	1,467,582

47,081	Mobilezone Holding AG (Registered) *	496,400

40,358	Nestle SA (Registered)	4,190,966

76,204	Novartis AG (Registered)	7,024,933

6,613	Orior AG *	592,079

37,733	Roche Holding AG	11,502,192

141,138	Roche Holding AG – Genusschein	43,511,828

5,835	Zehnder Group AG – Class RG	265,241

	Total Switzerland	74,468,795

	Taiwan — 5.3%

302,000	Ability Enterprise Co Ltd	165,802

167,988	Actron Technology Corp	506,863

52,000	Advantech Co Ltd	510,436

2,888,799	Asustek Computer Inc	21,814,889

57,000	Aten International Co Ltd	162,739

2,394,000	Catcher Technology Co Ltd	19,574,714

114,000	Cathay Real Estate Development Co Ltd	77,681

1,676,890	Chailease Holding Co Ltd	7,493,747

1,814,660	Chicony Electronics Co Ltd	5,264,150

6,643,000	China Development Financial Holding Corp	2,113,658

Shares	Description	Value ($)

	Taiwan — continued

226,400	China Motor Corp	291,196

383,000	Chong Hong Construction Co Ltd	1,028,452

115,000	Cleanaway Co Ltd	588,068

5,834,000	Coretronic Corp	7,633,897

16,000,000	CTBC Financial Holding Co Ltd	11,456,196

391,000	CTCI Corp	482,515

61,000	Depo Auto Parts Ind Co Ltd	118,756

195,000	Elite Material Co Ltd	779,766

642,000	Elitegroup Computer Systems Co Ltd *	273,437

603,000	Everlight Electronics Co Ltd	658,285

108,000	Far Eastern Department Stores Ltd	93,092

553,000	Farglory Land Development Co Ltd	693,507

1,671,300	Feng TAY Enterprise Co Ltd	10,461,337

1,101,000	FLEXium Interconnect Inc	4,075,105

244,000	Formosa Advanced Technologies Co Ltd	275,116

404,000	Formosa Chemicals & Fibre Corp	1,155,864

1,083,000	Formosa Petrochemical Corp	3,408,350

897,000	Formosa Plastics Corp	2,857,772

2,043,000	Formosa Taffeta Co Ltd	2,276,584

4,994,000	Foxconn Technology Co Ltd	10,901,255

11,000	Fusheng Precision Co Ltd	64,347

3,203,000	Gigabyte Technology Co Ltd	5,278,685

31,000	Global Mixed Mode Technology Inc	119,350

257,000	Globalwafers Co Ltd	2,784,626

9,842,000	Grand Pacific Petrochemical *	5,868,738

2,734,580	Great Wall Enterprise Co Ltd	3,549,249

486,000	Greatek Electronics Inc	731,899

1,623,000	Highwealth Construction Corp	2,475,146

121,000	Holiday Entertainment Co Ltd	275,307

1,946,000	Holtek Semiconductor Inc	4,324,222

77,000	Holy Stone Enterprise Co Ltd	248,526

5,339,600	Hon Hai Precision Industry Co Ltd	15,482,902

3,000	Hotai Motor Co Ltd	58,753

423,000	Huaku Development Co Ltd	1,303,569

289,530	IBF Financial Holdings Co Ltd	103,907

363,980	IEI Integration Corp	632,345

15,000	Innodisk Corp	74,460

230,000	International Games System Co Ltd	2,790,481

1,212,000	Inventec Corp	907,725

12,000	King Slide Works Co Ltd	140,002

336,000	Kinik Co	732,518

145,000	Kung Long Batteries Industrial Co Ltd	693,753

29,000	Lion Travel Service Co Ltd	72,692

2,049,000	Lite-On Semiconductor Corp	2,597,734

1,430,000	Lite-On Technology Corp	2,268,401

67,350	Makalot Industrial Co Ltd	335,605

308,000	MediaTek Inc	4,255,211

2,877,088	Mercuries Life Insurance Co Ltd *	1,113,055

57,000	Mirle Automation Corp	73,995

3,928,283	Mitac Holdings Corp	3,650,830

2,596,000	Nan Ya Plastics Corp	6,082,613

424,000	Nantex Industry Co Ltd	415,427

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

6,295,000	Nanya Technology Corp	14,698,382

4,681,000	Novatek Microelectronics Corp	34,293,207

284,000	On-Bright Electronics Inc	1,683,569

33,150	OptoTech Corp	27,710

1,656,000	Phison Electronics Corp	15,431,196

14,102,566	Pou Chen Corp	18,367,626

1,988,000	Qisda Corp	1,440,028

1,484,000	Quanta Computer Inc	2,932,922

9,428,020	Radiant Opto-Electronics Corp	36,155,503

642,000	Realtek Semiconductor Corp	4,848,590

653,240	Ruentex Development Co Ltd *	975,912

830,600	Ruentex Industries Ltd	2,060,017

130,000	Sercomm Corp	322,512

672,000	Sheng Yu Steel Co Ltd	431,684

189,000	Shin Zu Shing Co Ltd	774,321

199,000	Shinkong Insurance Co Ltd	255,669

478,400	Simplo Technology Co Ltd	4,779,632

125,000	Sinbon Electronics Co Ltd	479,552

91,000	Sitronix Technology Corp	504,183

416,000	Soft-World International Corp	1,078,151

141,000	Standard Chemical & Pharmaceutical Co Ltd	159,001

2,213,000	Sunplus Technology Co Ltd *	935,952

538,000	Syncmold Enterprise Corp	1,539,676

182,000	TaiMed Biologics Inc *	814,252

1,566,000	Taiwan PCB Techvest Co Ltd	1,878,238

1,255,000	Taiwan Semiconductor Manufacturing Co Ltd	12,623,615

482,550	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	25,618,579

327,000	Taiwan Styrene Monomer	227,171

1,918,000	Taiwan Surface Mounting Technology Corp	6,974,441

55,000	Tong Hsing Electronic Industries Ltd	228,823

644,217	TOPBI International Holdings Ltd	1,833,336

1,037,188	Topco Scientific Co Ltd	3,381,590

244,000	Topkey Corp	1,003,123

581,000	Transcend Information Inc	1,361,571

664,000	Tripod Technology Corp	2,754,165

248,000	TXC Corp	332,712

2,783,000	Uni-President Enterprises Corp	6,611,047

479,800	United Integrated Services Co Ltd	2,761,158

176,000	Wah Lee Industrial Corp	326,454

4,929,000	Walsin Lihwa Corp	2,293,622

511,000	YC INOX Co Ltd	435,517

603,000	Youngtek Electronics Corp	836,883

16,302,000	Yuanta Financial Holding Co Ltd	10,552,801

17,000	Yulon Nissan Motor Co Ltd	154,614

49,000	Zhen Ding Technology Holding Ltd	215,829

	Total Taiwan	414,093,838

Shares	Description	Value ($)

	Thailand — 0.2%

1,095,400	AP Thailand Pcl (Foreign Registered)	248,380

169,400	AP Thailand Pcl NVDR	38,411

225,300	Mega Lifesciences Pcl NVDR	227,736

388,600	Pruksa Holding Pcl (Foreign Registered)	199,383

2,019,700	Pruksa Holding Pcl NVDR	1,036,267

2,896,300	PTT Pcl (Foreign Registered)	4,143,356

849,700	SC Asset Corp Pcl (Foreign Registered)	65,277

207,800	Somboon Advance Technology Pcl NVDR	108,639

177,900	SPCG Pcl NVDR	114,791

1,148,725	Supalai Pcl (Foreign Registered)	661,987

220,600	Supalai Pcl NVDR	127,127

420,300	Thai Beverage Pcl	273,467

3,735,100	Thanachart Capital Pcl (Foreign Registered)	6,889,868

245,500	Thanachart Capital Pcl NVDR	452,856

	Total Thailand	14,587,545

	Turkey — 1.5%

6,510,598	Akbank TAS *	8,782,628

139,700	Aksa Akrilik Kimya Sanayii AS	293,019

5,694,455	Dogan Sirketler Grubu Holding AS	1,750,739

1,138,525	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	684,320

28,097,962	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	7,121,957

1,951,225	Enerjisa Enerji AS	2,400,710

691,367	Enka Insaat ve Sanayi AS	692,440

3,609,379	Eregli Demir ve Celik Fabrikalari TAS	5,027,767

62,662	Ford Otomotiv Sanayi AS	694,608

2,129,605	Haci Omer Sabanci Holding AS	3,364,580

5,952,099	KOC Holding AS	20,702,011

93,881	Kordsa Teknik Tekstil AS	194,163

211,150	Koza Altin Isletmeleri AS *	2,693,685

59,917	Mavi Giyim Sanayi Ve Ticaret AS – Class B *	471,437

21,126	Otokar Otomotiv Ve Savunma Sanayi AS	549,009

343,256	Selcuk Ecza Deposu Ticaret ve Sanayi AS	329,888

8,369,380	Soda Sanayii AS	8,440,118

121,068	TAV Havalimanlari Holding AS	565,839

1,945,755	Tekfen Holding AS	6,389,035

328,503	Trakya Cam Sanayii AS	188,283

340,628	Tupras-Turkiye Petrol Rafineriler AS	7,331,268

5,880,012	Turkiye Garanti Bankasi AS *	10,309,164

187,417	Turkiye Halk Bankasi AS *	187,753

16,313,659	Turkiye Is Bankasi – Class C *	17,413,722

8,581,343	Turkiye Sinai Kalkinma Bankasi AS *	1,535,758

1,251,109	Turkiye Sise ve Cam Fabrikalari AS	1,084,223

6,662,145	Turkiye Vakiflar Bankasi TAO – Class D *	5,930,249

9,495,564	Yapi ve Kredi Bankasi AS *	3,957,117

	Total Turkey	119,085,490

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United Arab Emirates — 0.1%

69,169	Abu Dhabi Commercial Bank PJSC	141,899

1,084,221	Al Waha Capital PJSC	289,844

325,387	DAMAC Properties Dubai Co PJSC *	69,313

476,672	Dubai Islamic Bank PJSC	687,605

179,050	Emaar Development PJSC	175,558

7,361,373	Emaar Properties PJSC	8,272,950

4,696,149	RAK Properties PJSC *	537,534

	Total United Arab Emirates	10,174,703

	United Kingdom — 4.1%

1,918,697	3i Group Plc	26,561,686

155,496	Ashmore Group Plc	955,788

147,440	Ashtead Group Plc	4,476,120

51,393	AstraZeneca Plc	4,964,962

6,788	Avast Plc	39,282

132,441	AVEVA Group Plc	7,801,379

20	BAE Systems Plc	148

2,542,276	Barratt Developments Plc	21,917,457

208,751	Bellway Plc	9,011,730

252,510	Berkeley Group Holdings Plc (The)	14,968,508

75,367	Bovis Homes Group Plc	1,193,900

379,768	British American Tobacco Plc	15,030,735

449,200	British American Tobacco Plc Sponsored ADR (a)	17,792,812

105,009	Britvic Plc	1,314,333

24,637	Close Brothers Group Plc	473,426

30,109	CMC Markets Plc	56,853

264,357	Coca-Cola HBC AG *	8,814,973

183,749	Compass Group Plc	4,502,286

115,046	Computacenter Plc	2,245,993

32,261	Daily Mail & General Trust Plc	343,334

14,443	Dart Group Plc	277,000

31,700	Diageo Plc Sponsored ADR	5,181,048

11,920	Diploma Plc	283,922

40,559	Drax Group Plc	146,291

248,497	Dunelm Group Plc	2,740,538

234,072	EI Group Plc *	851,568

501,568	Electrocomponents Plc	4,238,261

22,782	EMIS Group Plc	313,160

886,725	Evraz Plc	4,246,417

1,497,011	Ferrexpo Plc	2,776,327

42,753	Galliford Try Plc	405,132

5,796	Games Workshop Group Plc	428,929

82,000	GlaxoSmithKline Plc Sponsored ADR (a)	3,729,360

18,377	Go-Ahead Group Plc (The)	520,848

21,122	Grafton Group Plc	228,914

75,629	Greggs Plc	2,035,357

83,419	Halma Plc	2,269,529

5,300	HSBC Holdings Plc Sponsored ADR	197,478

394,483	IG Group Holdings Plc	3,444,539

92,251	Imperial Brands Plc	2,029,714

Shares	Description	Value ($)

	United Kingdom — continued

369,381	Inchcape Plc	3,110,028

290,867	Indivior Plc *	152,345

119,562	Intermediate Capital Group Plc	2,363,727

39,779	International Personal Finance Plc	72,034

736,102	JD Sports Fashion Plc	7,230,880

336,597	John Laing Group Plc	1,654,250

14,389	Jupiter Fund Management Plc	67,709

4,916,962	Legal & General Group Plc	17,843,522

5,935,222	Lloyds Banking Group Plc	4,679,057

138,383	McBride Plc *	146,963

18	Meggitt Plc	150

260,644	Mondi Plc (b)	5,646,564

311,363	Mondi Plc (b)	6,740,771

56,323	Morgan Sindall Group Plc	1,042,417

168,588	National Express Group Plc	1,010,195

110,367	Next Plc	9,643,410

16,412	Numis Corp Plc	51,380

56,596	OneSavings Bank Plc	283,025

11,980	Pagegroup Plc	74,498

52,811	Paragon Banking Group Plc	339,217

1,123,813	Persimmon Plc	37,162,452

64,062	Pets at Home Group Plc	208,178

375,082	Phoenix Group Holdings Plc	3,614,234

308,381	Plus500 Ltd	3,069,712

1,360,312	QinetiQ Group Plc	5,874,088

17,051	Redrow Plc	145,654

60,350	Royal Dutch Shell Plc – Class A	1,730,155

63,500	Royal Dutch Shell Plc – Class B Sponsored ADR	3,658,235

14,710	Safestore Holdings Plc (REIT)	143,878

11,222	Savills Plc	143,497

72,200	Smith & Nephew Plc Sponsored ADR	3,233,116

106,607	Softcat Plc	1,551,737

114,431	Spectris Plc	4,143,941

526,299	Spirent Communications Plc	1,436,070

189,169	Stock Spirits Group Plc	468,296

1,149,290	Tate & Lyle Plc	10,866,398

411,785	Vesuvius Plc	2,415,652

20,921	WPP Plc	270,147

	Total United Kingdom	321,097,619

	United States — 12.9%

10,100	Abercrombie & Fitch Co. – Class A (a)	161,297

114,000	Acacia Communications, Inc. * (a)	7,596,960

466,100	ACCO Brands Corp. (d)	4,264,815

133,600	Acushnet Holdings Corp. (d)	4,017,352

148,400	ADTRAN, Inc.	1,363,796

847,091	Advanced Disposal Services, Inc. *	27,911,648

64,400	AG Mortgage Investment Trust, Inc. (REIT)	1,002,708

46,900	AgroFresh Solutions, Inc. *	111,153

170,426	Allergan Plc	31,518,584

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

50,200	Alpha & Omega Semiconductor Ltd. * (a)	596,878

1,368,800	Altaba, Inc. (e)	27,991,960

28,800	American Vanguard Corp.	463,680

41,500	Apollo Investment Corp.	700,520

117,200	Archrock, Inc.	985,652

14,700	Ares Commercial Real Estate Corp. (REIT) (a)	229,908

19,100	Armstrong Flooring, Inc. *	76,591

5,500	Artisan Partners Asset Management, Inc. – Class A (a)	163,185

353	Ashford, Inc. *	8,317

239,800	Avaya Holdings Corp. *	3,062,246

5,100	Avista Corp. (a)	241,128

121,100	AVX Corp. (a)	2,464,385

357,434	Axalta Coating Systems Ltd. * (a) (c)	10,176,146

10,500	Axcelis Technologies, Inc. *	225,120

10,300	BancFirst Corp.	608,627

26,100	BankFinancial Corp.	356,265

42,600	Banner Corp.	2,327,238

20,100	Bassett Furniture Industries, Inc.	305,922

3,200	BCB Bancorp, Inc.	43,328

9,830	Bel Fuse, Inc. – Class B (a)	162,883

123,800	Benchmark Electronics, Inc.	4,267,386

192,800	Bloomin’ Brands, Inc.	4,636,840

35,700	Bonanza Creek Energy, Inc. *	623,322

158,800	Brady Corp. – Class A (a)	9,051,600

57,600	Braemar Hotels & Resorts, Inc. (REIT)	565,056

3,200	Brightsphere Investment Group, Inc.	30,816

78	Bristol-Myers Squibb Co.	4,441

120,900	Builders FirstSource, Inc. *	3,072,069

1,364,200	Caesars Entertainment Corp. * (a)	17,789,168

43,000	California Resources Corp. * (a)	281,220

38,800	Camden National Corp.	1,685,472

47,800	Carpenter Technology Corp. (a)	2,512,846

109,600	Cedar Realty Trust, Inc. (REIT)	292,632

37,300	Central Garden & Pet Co. *	983,974

8,900	Century Bancorp, Inc. – Class A (a)	776,525

9,200	Citi Trends, Inc.	188,876

16,000	Civista Bancshares, Inc.	346,880

38,600	Clarus Corp. (a)	485,974

8,600	CNB Financial Corp.	272,276

39,700	CNO Financial Group, Inc. (a)	719,364

12,900	Community Trust Bancorp, Inc.	579,726

49,200	Computer Programs & Systems, Inc.	1,308,228

113,700	Comtech Telecommunications Corp.	4,296,723

12,400	Consolidated Water Co. Ltd.	206,832

222,285	Contra Clementia Pharma (e)	300,085

78,000	Core-Mark Holding Co., Inc. (a)	2,102,100

355,300	CoreCivic, Inc. (REIT) (a)	5,382,795

303,900	CorePoint Lodging, Inc. (REIT) (a) (d)	3,072,429

11,000	CRA International, Inc.	563,970

45,800	CSG Systems International, Inc. (a)	2,619,302

Shares	Description	Value ($)

	United States — continued

59,800	Curo Group Holdings Corp. *	813,878

54,500	Cushman & Wakefield Plc * (a)	1,056,755

1,264,300	Cypress Semiconductor Corp. (a) (d)	29,647,835

176,800	Dana, Inc. (a)	2,996,760

922,700	Denbury Resources, Inc. * (a)	910,244

191,200	Designer Brands, Inc. – Class A (a)	3,154,800

157,500	DHI Group, Inc. * (a)	530,775

49,100	Digi International, Inc. *	875,944

84,000	Digital Realty Trust, Inc. (REIT) (a) (c)	10,159,800

85,400	Dime Community Bancshares, Inc. (a)	1,721,664

914,700	Discovery, Inc. – Class C * (d)	27,916,644

4,047	Donegal Group, Inc. – Class A	59,208

69,700	Donnelley Financial Solutions, Inc. * (a)	699,788

12,200	Dril-Quip, Inc. * (a)	515,572

41,100	DSP Group, Inc. *	582,387

30,300	Ducommun, Inc. *	1,481,064

39,666	Dynex Capital, Inc. (REIT)	669,959

14,700	El Paso Electric Co.	996,954

50,800	Ellington Financial, Inc.	919,988

76,200	Ennis, Inc.	1,572,768

251,725	Enova International, Inc. *	5,797,227

7,400	Escalade, Inc.	83,990

8,300	ESSA Bancorp, Inc. (a)	143,009

143,800	Essent Group Ltd.	7,858,670

187,800	Ethan Allen Interiors, Inc.	3,357,864

51,300	Evolution Petroleum Corp.	267,273

24,400	Farmers National Banc Corp.	374,296

5,500	Federal Agricultural Mortgage Corp. – Class C (a)	456,775

195,500	Federal Signal Corp.	6,439,770

101,500	Federated Investors, Inc. – Class B (a)	3,402,280

34,300	FedNat Holding Co.	511,413

20,930	Financial Institutions, Inc.	681,899

25,326	First Community Bankshares, Inc.	772,190

66,500	First Defiance Financial Corp.	2,004,975

10,300	First Financial Corp.	455,466

7,900	First Financial Northwest, Inc.	116,367

230,500	Flagstar Bancorp, Inc. (a)	8,588,430

14,500	Flushing Financial Corp.	307,400

13,100	FONAR Corp. *	260,297

41,500	FTS International, Inc. *	43,160

470,000	Fulton Financial Corp. (a)	8,065,200

28,100	FutureFuel Corp.	315,282

312,486	Gannett Co., Inc. (a)	1,987,411

200,803	Genesee & Wyoming, Inc. – Class A * (a) (d)	22,379,494

69,900	Genie Energy Ltd. – Class B (a)	565,491

88,300	GEO Group, Inc. (REIT)	1,223,838

79,497	Gibson Equity (f)	8,214,690

125	Global Payments, Inc.	22,637

26,600	Gorman-Rupp Co. (The)	984,466

13,200	Great Southern Bancorp, Inc.	805,596

20,500	Greif, Inc. – Class A (a)	884,575

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

137,100	Griffon Corp. (a)	2,909,262

101,500	Group 1 Automotive, Inc.	10,463,635

12,800	Hackett Group, Inc. (The)	196,224

4,100	Hallmark Financial Services, Inc. * (a)	78,187

116,600	Haverty Furniture Cos, Inc. (a)	2,344,826

12,200	HealthStream, Inc. *	355,386

69,700	HEICO Corp. – Class A	7,000,668

210,536	Herman Miller, Inc. (d)	10,059,410

93,600	Hersha Hospitality Trust (REIT)	1,327,248

60,800	Hilltop Holdings, Inc. (a)	1,497,504

9,600	HomeTrust Bancshares, Inc.	250,848

312,000	HP, Inc. (c)	6,264,960

5,700	Hurco Cos, Inc.	203,946

49,100	Hyster-Yale Materials Handling, Inc. (a)	2,908,193

148,337	IBERIABANK Corp.	10,827,118

7,100	ICF International, Inc. (d)	637,083

10,600	IDT Corp. – Class B *	75,578

1	II-VI, Inc. * (a)	29

1,200	Independence Holding Co.	50,712

61,363	Independent Bank Corp.	1,371,463

52,600	Information Services Group, Inc. *	129,396

33,362	Ingles Markets, Inc. – Class A	1,482,607

75,400	Innospec, Inc.	7,419,360

123,000	Insight Enterprises, Inc. * (a)	8,067,570

62,200	Inter Parfums, Inc.	4,384,478

84,100	International Bancshares Corp. (d)	3,567,522

42,057	INTL. FCStone, Inc. * (a) (d)	1,682,280

306,700	Invesco Mortgage Capital, Inc. (REIT)	4,980,808

191,200	Investors Bancorp, Inc. (a)	2,305,872

94,500	iStar, Inc. (REIT) (a)	1,227,555

37,300	Johnson Outdoors, Inc. – Class A (d)	2,409,580

99,800	K12, Inc. * (d)	1,961,070

35,200	Kelly Services, Inc. – Class A (a)	771,232

38,500	Kimball Electronics, Inc. *	675,290

67,800	Kimball International, Inc. – Class B	1,449,564

76,400	Knoll, Inc.	2,105,584

5,100	Koppers Holdings, Inc. *	188,955

48,900	La-Z-Boy, Inc. (a)	1,545,240

700	Lantheus Holdings, Inc. *	14,630

695,000	Laredo Petroleum, Inc. * (a)	1,501,200

181,300	Laureate Education, Inc. – Class A * (a)	3,145,555

5,400	LB Foster Co. – Class A *	102,276

12,800	LCNB Corp.	236,672

17,600	Leaf Group Ltd. *	65,120

775,820	Liberty Global Plc – Series C * (c)	16,680,130

203,400	Liberty TripAdvisor Holdings, Inc. – Class A *	1,409,562

31,500	Macatawa Bank Corp.	337,365

52,600	Marchex, Inc. – Class B *	211,452

62,400	Marcus Corp. (The)	1,963,104

5,700	Marlin Business Services Corp. (a)	122,208

82,900	Materion Corp. (d)	4,879,494

52,100	Matrix Service Co. *	1,090,974

66,500	Mellanox Technologies Ltd *	7,640,850

Shares	Description	Value ($)

	United States — continued

500	Mercantile Bank Corp.	17,625

30,800	Meridian Bancorp, Inc.	620,004

340,600	Meritor, Inc. * (a)	8,600,150

11,100	Miller Industries, Inc.	406,815

66,100	Modine Manufacturing Co. *	490,462

3,300	Monarch Casino & Resort, Inc. *	150,480

97,200	Moog, Inc. – Class A	8,346,564

28,300	Movado Group, Inc. (a)	553,265

68,800	Mueller Industries, Inc. (a)	2,159,632

9,700	MutualFirst Financial, Inc.	384,605

100	NACCO Industries, Inc. – Class A	4,710

4,500	National CineMedia, Inc. (a)	30,195

106,200	National General Holdings Corp.	2,260,998

36,400	Navient Corp.	522,340

425,100	Newmark Group, Inc. – Class A (a)	5,547,555

840	NexTier Oilfield Solutions, Inc. *	4,024

5,600	Nicolet Bankshares, Inc. *	405,776

668,376	Nielsen Holdings Plc (a) (c)	13,066,751

7,337	Northrim BanCorp, Inc.	274,917

275,300	Northwest Bancshares, Inc. (a)	4,580,992

161,998	Occidental Petroleum Corp. (a) (c)	6,248,263

863,400	Office Depot, Inc.	1,925,382

3,300	Office Properties Income Trust (REIT) (a)	110,088

228,000	OFG Bancorp (a)	4,890,600

657	Oil-Dri Corp. of America	23,843

19,100	Old Second Bancorp, Inc.	235,885

22,600	Olympic Steel, Inc. (a)	378,776

6,295	Onto Innovation, Inc. * (a)	211,260

56,042	Oppenheimer Holdings, Inc. – Class A	1,597,757

1,201	Orrstown Financial Services, Inc.	26,326

3,600	Otter Tail Corp. (a)	176,976

5,600	Park-Ohio Holdings Corp.	177,128

80,200	Pattern Energy Group, Inc.– Class A	2,207,104

36,000	PC Connection, Inc. (d)	1,775,520

419,200	PDL BioPharma, Inc. * (a)	1,299,520

1,650	Penns Woods Bancorp, Inc.	52,255

200,500	PennyMac Financial Services, Inc. (a)	6,879,155

409,500	PennyMac Mortgage Investment Trust (REIT) (a)	9,455,355

10,600	Peoples Bancorp, Inc.	346,726

107,000	Perspecta, Inc.	2,951,060

145,600	PNM Resources, Inc. (a)	7,054,320

40,100	PolyOne Corp. (a)	1,264,353

126,600	Popular, Inc.	7,002,246

84,800	Portland General Electric Co.	4,707,248

1,900	Preformed Line Products Co.	136,610

12,500	Premier Financial Bancorp, Inc.	226,875

93,200	Prestige Consumer Healthcare, Inc. * (a)	3,520,164

28	Prosperity Bancshares, Inc.	1,967

15,700	Protective Insurance Corp. – Class B (a)	264,859

32,800	Provident Financial Services, Inc.	797,696

9,300	Quanex Building Products Corp.	180,978

121,600	Radian Group, Inc. (a)	3,142,144

125,100	Rambus, Inc. *	1,632,555

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

11,133	Republic Bancorp, Inc. – Class A	514,345

25,800	Resources Connection, Inc. (a)	398,610

4,200	REX American Resources Corp. *	385,770

15,400	Riverview Bancorp, Inc.	111,342

15,100	Rocky Brands, Inc. (a)	420,988

64,800	RTI Surgical Holdings, Inc. * (a)	119,880

21,800	Rush Enterprises, Inc. – Class A (a)	998,876

6,400	Ryerson Holding Corp. *	68,224

184,100	SandRidge Energy, Inc. *	605,689

3,500	Sandy Spring Bancorp, Inc. (a) (d)	123,760

298,600	Sanmina Corp. *	9,498,466

72,900	Schweitzer-Mauduit International, Inc. (a)	3,197,394

15,776	Seneca Foods Corp. – Class A * (a)	616,842

9,400	Shiloh Industries, Inc. * (a)	35,814

94,100	Shoe Carnival, Inc. (a)	3,340,550

36,700	Sierra Bancorp	983,560

11,000	SilverBow Resources, Inc. *	95,920

150,500	Sonic Automotive, Inc. – Class A	4,928,875

3,800	SP Plus Corp. *	166,630

8,800	SpartanNash Co.	124,608

136,200	Spok Holdings, Inc.	1,676,622

85,900	SPX Corp. *	4,104,302

5,800	Standard Motor Products, Inc.	292,146

17,400	Star Group LP	163,386

3,800	State Auto Financial Corp.	124,564

90,352	Steelcase, Inc. – Class A (a)	1,637,178

36,400	Stepan Co.	3,527,160

54,900	Stoneridge, Inc. *	1,654,686

262,900	Summit Hotel Properties, Inc. (REIT) (d)	3,186,348

642,200	Sunstone Hotel Investors, Inc. (REIT)	8,990,800

953,301	SunTrust Banks, Inc. (a)	67,531,843

71,700	Sykes Enterprises, Inc. *	2,519,538

19,500	Systemax, Inc. (a)	451,620

13,000	Talos Energy, Inc. * (a)	301,600

81,700	Tech Data Corp. * (a)	11,837,513

667,900	TEGNA, Inc. (d)	10,252,265

9,100	Telenav, Inc. * (a)	52,052

188,300	Telephone & Data Systems, Inc.	4,464,593

19,300	Territorial Bancorp, Inc. (a)	611,617

1,888,723	The Oneida Group (f) (g)	2,870,859

3,300	Timberland Bancorp, Inc.	97,795

94,000	Timken Co. (The) (d)	4,943,460

68,600	Tredegar Corp.	1,476,958

75,100	Tribune Publishing Co.	940,252

58,700	TriCo Bancshares	2,268,755

446,524	TRU TAJ (f)	4,055,926

5,869	TRU TAJ (e)	586,900

34,600	TrustCo Bank Corp.	303,788

220,000	Unisys Corp. *	2,503,600

24,600	United Community Financial Corp.	273,306

5,421	United Security Bancshares	56,595

10,900	Unitil Corp.	665,336

97,500	Universal Corp. (a) (d)	5,091,450

Shares	Description	Value ($)

	United States — continued

99,500	Universal Forest Products, Inc. (a)	4,935,200

51,000	Varex Imaging Corp. *	1,526,940

60,657	Vectrus, Inc. *	3,089,868

166,000	Vera Bradley, Inc. * (a)	1,832,640

28,700	Veritiv Corp. *	526,358

657,245	ViacomCBS, Inc. – Class B (a) (c)	26,539,553

12,700	Village Super Market, Inc. – Class A	359,156

21,900	Vishay Precision Group, Inc. *	753,579

349,400	W&T Offshore, Inc. * (a)	1,495,432

251,400	WABCO Holdings, Inc. * (d)	33,876,150

65,000	Walgreens Boots Alliance, Inc. (a) (c)	3,874,000

61,300	Walker & Dunlop, Inc.	4,023,732

138,800	Warrior Met Coal, Inc. (a) (d)	2,849,564

46,100	Washington Federal, Inc.	1,696,941

57,025	Waterstone Financial, Inc. (a)	1,076,062

27,100	Weis Markets, Inc. (a)	1,079,393

92,800	WellCare Health Plans, Inc. * (a)	29,888,096

9,400	West Bancorporation, Inc.	228,232

107,060	Westmoreland and Mining Holdings (f)	892,167

26,000	Westwood Holdings Group, Inc.	802,360

17,100	Weyco Group, Inc.	419,805

241,600	World Fuel Services Corp. (a) (d)	10,243,840

690,200	Wright Medical Group NV * (a)	20,547,254

418,400	Xenia Hotels & Resorts, Inc. (REIT) (a)	8,811,504

74,300	Xperi Corp.	1,470,397

863,500	Zayo Group Holdings, Inc. *	29,566,240

116,500	Zumiez, Inc. * (a)	3,441,410

	Total United States	1,008,813,955

	Vietnam — 0.0%

666,590	Kinh Bac City Development Share Holding Corp	441,046

720,310	PetroVietnam Power Corp *	397,682

86,510	Vinh Hoan Corp	284,027

	Total Vietnam	1,122,755

	TOTAL COMMON STOCKS (COST $5,384,517,611)	5,475,631,253

	PREFERRED STOCKS (h) — 1.2%

	Brazil — 0.2%

692,200	Banco do Estado do Rio Grande do Sul SA – Class B	3,291,208

19,200	Cia de Saneamento do Parana	83,898

286,000	Cia Paranaense de Energia – Class B	4,272,740

375,000	Telefonica Brasil SA	4,982,344

	Total Brazil	12,630,190

	Colombia — 0.0%

28,090	Banco Davivienda SA	351,418

31,696	Grupo de Inversiones Suramericana SA	244,587

	Total Colombia	596,005

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Germany — 0.1%

183	Bayerische Motoren Werke AG	11,273

2,261	Draegerwerk AG & Co KGaA	138,492

45,730	Henkel AG & Co KGaA	4,826,850

8,381	Sixt SE	572,143

	Total Germany	5,548,758

	Russia — 0.3%

94,797	Bashneft PJSC	2,540,187

1,908,240	Sberbank of Russia PJSC	6,297,629

29,446,600	Surgutneftegas PJSC	16,525,307

	Total Russia	25,363,123

	South Korea — 0.6%

18,637	Hyundai Motor Co (b)	1,283,965

18,041	Hyundai Motor Co (b)	1,102,903

88,537	LG Electronics Inc	2,093,267

1,142,711	Samsung Electronics Co Ltd	39,618,877

5,491	Samsung Electronics Co Ltd GDR (Registered)	4,767,389

	Total South Korea	48,866,401

	Sweden — 0.0%

15,394	Akelius Residential Property AB	556,196

	Taiwan — 0.0%

201,277	CTBC Financial Holding Co Ltd (e)	432,755

	TOTAL PREFERRED STOCKS (COST $96,368,214)	93,993,428

	RIGHTS/WARRANTS — 0.0%

	United States — 0.0%

327,000	Bristol-Myers Squibb Co., Expires 03/31/21 * (a)	703,050

2,616,810	Media General, Inc. CVR * (e)	130,841

	Total United States	833,891

	TOTAL RIGHTS/WARRANTS (COST $696,510)	833,891

	INVESTMENT FUNDS — 0.5%

	United States — 0.5%

804,594	iShares Core MSCI Emerging Markets ETF	41,171,075

	TOTAL INVESTMENT FUNDS (COST $41,650,757)	41,171,075

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 19.4%

	Brazil — 0.1%

	Corporate Debt — 0.1%

4,200,000	Oi SA, 10.00%, due 07/27/25	3,857,438

	Israel — 0.0%

	Corporate Debt — 0.0%

1,120,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	1,002,400

	Italy — 0.1%

	Corporate Debt — 0.1%

3,977,000	Intesa Sanpaolo SPA, 144A, 4.38%, due 01/12/48	3,861,273

1,440,000	Intesa Sanpaolo SPA, 144A, 4.70%, due 09/23/49	1,476,967

	Total Italy	5,338,240

	Jamaica — 0.0%

	Corporate Debt — 0.0%

2,877,000	Digicel Ltd., 144A, 8.25%, due 12/30/22	1,589,543

3,769,000	Digicel Ltd., Reg S, 6.75%, due 03/01/23	1,893,922

	Total Jamaica	3,483,465

	Luxembourg — 0.2%

	Bank Loans — 0.2%

2,700,000	Intelsat Jackson Holdings SA, 2017 Term Loan B5, 6.63%, due 01/02/24 (e)	2,693,250

11,426,351	SkillSoft Corp., 1st Lien Term Loan, 6.95%, due 04/28/21 (e)	8,598,329

	Total Bank Loans	11,291,579

	Corporate Debt — 0.0%

1,600,000	Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	1,271,520

	Total Luxembourg	12,563,099

	Netherlands — 0.0%

	Bank Loans — 0.0%

2,627,186	AP NMT Acquisition BV, 1st Lien Term Loan, 7.84%, due 08/13/21 (e)	2,630,470

	Puerto Rico — 0.2%

	Asset-Backed Securities — 0.0%

1,040,000	Commonwealth of Puerto Rico – Class A, 5.00%, due 07/01/20 (i)	777,400

790,000	Commonwealth of Puerto Rico – Class A, 5.38%, due 07/01/33 (i)	600,400

3,720,000	Commonwealth of Puerto Rico – Class A, 5.00%, due 07/01/41 (i)	2,371,500

	Total Asset-Backed Securities	3,749,300

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Puerto Rico — continued

	Municipal Obligations — 0.2%

1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), Series A, 6.05%, due 07/01/28	1,408,125

3,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), Series A, 6.10%, due 07/01/34	3,050,250

524,834	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class A, 6.00%, due 07/01/44	531,394

6,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class B, 5.35%, due 07/01/27	6,130,400

1,518,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Class B, 6.05%, due 07/01/28	1,425,023

	Total Municipal Obligations	12,545,192

	Total Puerto Rico	16,294,492

	Saint Lucia — 0.1%

	Corporate Debt — 0.1%

1,430,000	Digicel International Finance Ltd / Digicel Holdings Bermuda Ltd, 144A, 8.75%, due 05/25/24	1,353,584

2,920,000	Digicel International Finance Ltd / Digicel Holdings Bermuda Ltd, Reg S, 8.75%, due 05/25/24	2,763,963

	Total Saint Lucia	4,117,547

	United States — 18.7%

	Asset-Backed Securities — 0.4%

141,455	AMMC CLO 21 Ltd., Series 17-21A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 2.75%, due 11/02/30	141,492

517,279	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.89%, due 07/24/29	517,796

331,094	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.89%, due 07/25/29	331,089

982,740	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.60%, due 04/15/31	982,249

447,000	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.57%, due 04/20/31	446,995

298,000	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.51%, due 05/15/30	297,998

486,605	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.50%, due 11/17/27	486,603

570,523	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.69%, due 07/26/31	570,517

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

307,868	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.12%, due 01/18/25	307,967

855,029	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.04%, due 04/25/26	855,492

1,358,400	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.12%, due 07/20/25	1,358,878

476,800	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.60%, due 04/15/30	476,795

1,871,165	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.71%, due 10/25/37	1,864,283

759,765	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 2.56%, due 04/25/36	759,678

447,000	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.52%, due 04/20/30	446,995

298,000	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.57%, due 04/20/31	297,997

312,710	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.60%, due 01/17/28	312,707

898,470	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 2.70%, due 07/15/31	898,459

452,656	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.55%, due 04/22/30	452,621

7,063,382	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	141,268

754,313	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.57%, due 04/20/31	754,304

331,534	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.15%, due 01/16/26	331,764

863,604	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.50%, due 05/16/31	863,563

109,777	GCO Education Loan Funding Trust, Series 06-1, Class A9L, Variable Rate, 3 mo. LIBOR + 0.16%, 2.29%, due 05/25/26	109,681

722,165	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.57%, due 11/28/30	722,136

260,575	Goldentree Loan Opportunities XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.60%, due 01/18/31	260,564

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

594,111	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.59%, due 01/27/31	594,085

254,790	Highbridge Loan Management Ltd., Series 6A-2015, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.54%, due 02/05/31	254,788

590,040	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.55%, due 01/15/31	590,033

339,938	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 2.23%, due 05/25/29	338,840

1,666,133	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 2.25%, due 07/25/29	1,640,283

636,975	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 2.67%, due 04/20/31	636,967

933,524	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.57%, due 04/20/31	933,514

603,045	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.92%, due 07/20/30	603,557

267,872	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 1.96%, due 02/25/30	265,631

870,588	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.43%, 2.14%, due 04/25/31	867,280

2,494,722	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 1.98%, due 06/25/37	2,467,232

1,311,200	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.57%, due 04/19/30	1,311,148

848,730	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.65%, due 01/16/31	846,839

463,377	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.75%, due 10/12/30	462,371

712,943	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 1.94%, due 03/26/29	711,747

118,003	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.77%, due 07/19/30	118,009

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

356,516	Octagon Investment Partners XVII Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.54%, due 01/25/31	356,512

148,900	OHA Credit Partners XIV Ltd., Series 17-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.57%, due 01/21/30	148,894

235,758	Shackleton CLO Ltd., Series 13-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.60%, due 07/15/30	235,756

644,521	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.08%, due 05/15/26	645,439

1,430,400	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.75%, due 04/17/28	1,430,381

1,267,437	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.75%, due 01/17/30	1,267,420

254,619	THL Credit Wind River CLO Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.50%, due 11/20/30	254,619

966,371	TICP CLO I-2 Ltd., Series 18-IA, Class X,, 144A, Variable Rate,, 3 mo. LIBOR + 0.63%, 2.57%, due 04/26/28	966,390

1,856,356	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 2.96%, due 05/25/47	1,860,475

652,048	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	650,771

424,365	Voya CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.60%, due 10/15/30	424,360

283,100	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.63%, due 04/18/31	283,097

	Total Asset-Backed Securities	36,156,329

	Bank Loans — 1.0%

7,875,770	21st Century Oncology Holdings, Inc., Exit Term Loan, 3 mo. LIBOR + 6.13%, 8.14%, due 01/16/23 (e)	7,403,224

9,959,423	Communications Sales & Leasing, Inc., 2017 Term Loan B, 6.70%, due 10/24/22 (e)	9,610,844

10,300,971	J.C. Penney Corp., Inc., 2016 Term Loan B, 6.16%, due 06/23/23 (e)	8,871,711

4,167,357	Longview Power LLC, Term Loan B, 7.93%, due 04/13/21 (e)	2,271,210

2,854,038	Murray Energy Corp., DIP Term Loan, 7.43%, due 07/29/20 (e) (j)	2,811,228

7,435,313	Murray Energy Corp., 2018 Term Loan B2, Zero Coupon, due 10/17/22 (e)	1,561,416

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Bank Loans — continued

1,400,000	Pacific Gas & Electric Company, Revolver, 0.50%, due 04/27/22 (e)	1,358,000

11,819,670	Quorum Health Corp., Term Loan B, 8.68%, due 04/29/22 (e)	11,110,489

7,790,000	Transform SR Holdings LLC, Term Loan, 9.18%, due 02/12/24 (e)	7,792,025

2,947,871	Tronox Finance LLC, Term Loan B, 4.61%, due 09/23/24 (e)	2,939,588

4,650,000	West Corporation, 2018 Term Loan B1, 5.43%, due 10/10/24 (e)	3,665,734

8,750,970	Westmoreland Coal Co., PIK Term Loan, 7.50%, due 03/15/29 (e)	6,606,982

5,656,988	Windstream Services LLC, Term Loan B7, 9.00%, due 02/17/24 (e)	5,317,569

5,807,600	WP CPP Holdings LLC, 2018 2nd Lien Term Loan, 9.68%, due 04/30/26 (e)	5,647,891

	Total Bank Loans	76,967,911

	Corporate Debt — 0.5%

500,000	CHS/Community Health Systems, Inc., 5.13%, due 08/01/21	496,250

1,915,000	CHS/Community Health Systems, Inc., 144A, 8.13%, due 06/30/24	1,493,700

634,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21 (k)	546,825

1,250,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, due 01/15/22	1,062,500

1,238,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23 (k)	1,055,395

3,744,000	Frontier Communications Corp., 11.00%, due 09/15/25	1,722,240

5,400,000	Frontier Communications Corp., 144A, 8.50%, due 04/01/26	5,332,500

5,471,000	Frontier Communications Corp., 144A, 8.00%, due 04/01/27	5,648,807

14,661,000	Murray Energy Corp., 144A, 11.25%, due 04/15/21	1,466

1,640,000	NGL Energy Partners LP/NGL Energy Finance Corp., 144A, 7.50%, due 04/15/26	1,467,800

4,200,000	Pacific Gas & Electric Co., 3.50%, due 10/01/20	4,144,875

1,400,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	1,477,000

5,330,000	Sprint Corp., 7.88%, due 09/15/23	5,859,669

6,000,000	Tenet Healthcare Corp., 5.13%, due 05/01/25	6,165,000

	Total Corporate Debt	36,474,027

	U.S. Government — 15.1%

21,805,945	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (l)	21,854,421

147,833,575	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (l)	151,617,511

174,735,445	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (l)	176,831,032

Par Value†	Description	Value ($)

	United States — continued

	U.S. Government — continued

92,403,969	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (l)	94,603,092

198,929,620	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (d) (l)	223,149,840

24,291,665	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (l)	25,500,481

35,804,618	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (l)	37,987,309

157,475,749	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (l)	189,747,214

13,000,000	U.S. Treasury Note, 1.13%, due 04/30/20	12,971,562

45,000,000	U.S. Treasury Note, 1.50%, due 05/31/20	44,961,328

9,000,000	U.S. Treasury Note, 1.63%, due 11/30/20	8,992,969

6,800,000	U.S. Treasury Note, 1.38%, due 01/31/21	6,773,969

20,400,000	U.S. Treasury Note, 1.13%, due 02/28/21	20,254,969

18,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.60%, due 04/30/20 (d)	17,997,695

14,750,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.61%, due 07/31/20 (d)	14,745,914

85,200,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 1.61%, due 10/31/20 (d)	85,146,491

50,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 1.68%, due 01/31/21 (d)	49,979,379

	Total U.S. Government	1,183,115,176

	U.S. Government Agency — 1.7%

6,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.13%, 1.68%, due 10/16/20	5,999,958

39,250,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.14%, 1.97%, due 12/26/19	39,251,256

8,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.21%, 1.69%, due 02/10/20	7,998,091

64,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.21%, 1.70%, due 05/22/20	64,002,992

8,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.14%, 1.83%, due 04/20/20	7,999,325

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.35%, 1.59%, due 02/21/20	5,000,163

	Total U.S. Government Agency	130,251,785

	Total United States	1,462,965,228

	TOTAL DEBT OBLIGATIONS (COST $1,507,159,578)	1,512,252,379

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares / Par Value†		Description	Value ($)

		MUTUAL FUNDS — 0.3%

		United States — 0.3%

		Affiliated Issuers — 0.3%

	5,320,302	GMO U.S. Treasury Fund (m)	26,601,510

		TOTAL MUTUAL FUNDS (COST $26,654,713)	26,601,510

		SHORT-TERM INVESTMENTS — 10.3%

		Foreign Government Obligations — 3.5%

CAD	100,500,000	Canadian Treasury Bill, Zero Coupon, due 12/27/19	75,565,286

JPY	2,590,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/09/19	23,670,686

JPY	3,000,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/23/19	27,419,575

JPY	4,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/08/20	39,305,096

JPY	6,265,200,000	Japan Treasury Discount Bill, Zero Coupon, due 01/14/20	57,270,462

JPY	1,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/03/20	10,056,474

JPY	1,700,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/25/20	15,544,443

JPY	2,365,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/02/20	21,625,909

		Total Foreign Government Obligations	270,457,931

		Money Market Funds — 0.1%

	123,135	SSgA USD Liquidity Fund – Class D shares, 1.71% (n)	123,135

	8,810,076	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (o)	8,810,076

		Total Money Market Funds	8,933,211

Shares / Par Value†	Description	Value ($)

	Repurchase Agreements — 6.0%

140,038,483	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 11/27/19, maturing on 12/02/19 with a maturity value of $140,068,046 and an effective yield of 1.52%, collateralized by a U.S. Treasury Note with maturity date 05/15/25 and a market value of $142,643,296.	140,038,483

299,999,110	Nomura Securities International, Inc. Repurchase Agreement, dated 11/27/19, maturing on 12/02/19 with a maturity value of $300,063,276 and an effective yield of 1.54%, collateralized by a U.S. Treasury Note with maturity date 05/15/25 and a market value of $305,544,397.	299,999,110

29,999,384	Nomura Securities International, Inc. Repurchase Agreement, dated 11/29/19, maturing on 12/02/19 with a maturity value of $30,003,384 and an effective yield of 1.60%, collateralized by a U.S. Treasury Note with maturity date 05/15/25 and a market value of $30,606,357.	29,999,384

	Total Repurchase Agreements	470,036,977

	U.S. Government — 0.7%

501,900	U.S. Treasury Bill, 1.53%, due 02/27/20 (p)	500,014

50,950,001	U.S. Treasury Bill, 1.55%, due 04/02/20 (n) (p)	50,681,939

	Total U.S. Government	51,181,953

	TOTAL SHORT-TERM INVESTMENTS (COST $803,813,189)	800,610,072

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount		Value ($)
Equity Options – Calls

Westshore Terminals Investment Corp. (c)	25.00	01/17/20		1,200	CAD	2,594,400	8,131

Equity Options – Puts

USA Compression Partners LP	15.00	03/20/20	USD	1,707	USD	2,806,308	119,490

Chevron Corp.	110.00	05/15/20	USD	450	USD	5,270,850	153,000

ConocoPhillips	55.00	05/15/20	USD	900	USD	5,394,600	238,500

PPG Industries, Inc.	110.00	05/15/20	USD	1,000	USD	12,884,000	205,000

Total Equity Options – Puts							715,990

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

PURCHASED OPTIONS — continued

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount		Value ($)
Index Options – Puts

S&P 500 Index	2,850.00	03/20/20	USD	125	USD	39,262,250	383,750

S&P 500 Index	3,050.00	04/17/20	USD	100	USD	31,409,800	776,000

S&P 500 Index	2,950.00	04/17/20	USD	100	USD	31,409,800	568,000

Total Index Options – Puts	1,727,750

TOTAL PURCHASED OPTIONS (COST $4,405,392)	2,451,871

TOTAL INVESTMENTS — 101.8% (Cost $7,865,265,964)	7,953,545,479

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (4.6)%

	Common Stocks — (4.1)%

	Austria — (0.1)%

(32,016)	ANDRITZ AG	(1,248,034)

(40,305)	IMMOFINANZ AG	(1,090,048)

(7,332)	Schoeller-Bleckmann Oilfield Equipment AG	(408,910)

(82,660)	voestalpine AG	(2,187,321)

	Total Austria	(4,934,313)

	Brazil — (0.1)%

(230,000)	Pagseguro Digital Ltd – Class A *	(7,806,200)

	Canada — (0.1)%

(6,700)	Agnico Eagle Mines Ltd	(399,320)

(248,200)	AltaGas Ltd	(3,681,051)

(209,690)	Westshore Terminals Investment Corp (c)	(3,413,007)

	Total Canada	(7,493,378)

	China — (0.0)%

(8,635)	Alibaba Group Holding Ltd Sponsored ADR *	(1,727,000)

	Denmark — (0.2)%

(2,417)	AP Moller – Maersk A/S – Class A	(3,138,220)

(3,159)	AP Moller – Maersk A/S – Class B	(4,415,133)

(3,359)	Chr Hansen Holding A/S	(255,091)

(20,534)	DFDS A/S	(866,604)

(3)	DSV A/S	(327)

(733)	FLSmidth & Co A/S	(26,925)

(55,000)	Jyske Bank A/S (Registered) *	(1,824,831)

(35,013)	Sydbank A/S	(659,322)

	Total Denmark	(11,186,453)

	Finland — (0.0)%

(413,464)	Nokia Oyj	(1,463,013)

(7,071)	Nokian Renkaat Oyj	(191,343)

(14,602)	Wartsila Oyj Abp	(146,984)

	Total Finland	(1,801,340)

Shares	Description	Value ($)

	France — (0.1)%

(134,968)	ArcelorMittal SA	(2,304,794)

(87,779)	CGG SA *	(229,571)

(54,390)	Electricite de France SA	(558,671)

(18,549)	Iliad SA	(2,361,188)

(195,036)	Peugeot SA	(4,706,360)

	Total France	(10,160,584)

	Germany — (0.1)%

(1,217,750)	Deutsche Bank AG (Registered)	(8,745,836)

(12,699)	GEA Group AG	(407,703)

(43,200)	QIAGEN NV *	(1,848,960)

	Total Germany	(11,002,499)

	Ireland — (0.3)%

(220,403)	Flutter Entertainment Plc	(25,088,913)

	Israel — (0.0)%

(24,500)	Tower Semiconductor Ltd *	(537,040)

(2,600)	Wix.com Ltd *	(314,314)

	Total Israel	(851,354)

	Italy — (0.1)%

(1,187,157)	Saipem SPA *	(5,424,568)

	Japan — (0.2)%

(800)	CyberAgent Inc	(27,644)

(9,300)	Hitachi Metals Ltd	(130,289)

(122,800)	Japan Lifeline Co Ltd	(1,710,530)

(175,300)	JGC Corp	(2,550,891)

(2,500)	JINS Holdings Inc	(152,197)

(9,000)	Kansai Paint Co Ltd	(227,038)

(49,700)	Keikyu Corp	(1,023,285)

(300)	Lawson Inc	(16,357)

(3,700)	Maruichi Steel Tube Ltd	(106,562)

(222,700)	Mitsui OSK Lines Ltd	(5,843,774)

(3,400)	Nippon Gas Co Ltd	(107,512)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

(9,000)	Nippon Paint Holdings Co Ltd	(480,400)

(197,800)	Nippon Yusen KK	(3,397,288)

(631,300)	Orient Corp	(917,195)

(4,000)	Shima Seiki Manufacturing Ltd	(100,964)

(300)	Shochiku Co Ltd	(43,856)

(2,700)	Toho Gas Co Ltd	(102,001)

(600)	Tsuruha Holdings Inc	(71,617)

(15,300)	Welcia Holdings Co Ltd	(939,228)

(37,100)	Yamato Holdings Co Ltd	(635,174)

	Total Japan	(18,583,802)

	Luxembourg — (0.0)%

(25,700)	Intelsat SA *	(156,256)

	Netherlands — (0.0)%

(38,600)	InterXion Holding NV *	(3,282,544)

	Norway — (0.0)%

(10,854)	Borr Drilling Ltd *	(70,490)

	Singapore — (0.0)%

(241,500)	Singapore Post Ltd	(163,340)

	Spain — (0.0)%

(32,444)	Cellnex Telecom SA	(1,392,927)

	Sweden — (0.1)%

(27,000)	Spotify Technology SA *	(3,848,850)

	Switzerland — (0.1)%

(6,606)	Dufry AG (Registered)	(644,893)

(438)	Swiss Prime Site AG (Registered)	(46,239)

(1,995)	Vifor Pharma AG	(355,789)

	Total Switzerland	(1,046,921)

	United Kingdom — (0.1)%

(34,672)	Dechra Pharmaceuticals Plc	(1,270,547)

(52,700)	Farfetch Ltd – Class A *	(524,892)

(22,032)	Fresnillo Plc	(164,600)

(1,044,865)	G4S Plc	(2,824,399)

(167,929)	Just Eat Plc *	(1,658,676)

(1,393,320)	Melrose Industries Plc	(4,132,377)

(36,537)	Weir Group Plc (The)	(658,364)

	Total United Kingdom	(11,233,855)

	United States — (2.5)%

(147,589)	AbbVie, Inc.	(12,947,983)

(58,800)	AK Steel Holding Corp. *	(162,288)

(1,234,539)	BB&T Corp.	(67,553,974)

(313,680)	Centene Corp. *	(18,968,229)

(1)	CVS Health Corp.	(75)

(81,367)	Digital Realty Trust, Inc. (REIT) (c)	(9,841,338)

Shares / Par Value†	Description	Value ($)
	United States — continued

(847,673)	Discovery, Inc. – Class A *	(27,922,349)

(122,755)	Eldorado Resorts, Inc. *	(6,568,620)

(1)	Fidelity National Information Services, Inc.	(138)

(680,000)	First Horizon National Corp.	(10,934,400)

(53,574)	HEICO Corp.	(6,958,727)

(446,543)	Liberty Global Plc – Class A * (c)	(10,069,545)

(74,400)	NGL Energy Partners LP	(738,792)

(105,078)	Seritage Growth Properties (REIT) *	(4,442,698)

(38,210)	United States Steel Corp.	(501,315)

(689,718)	Viacom, Inc. – Class B	(16,601,512)

	Total United States	(194,211,983)

	TOTAL COMMON STOCKS (PROCEEDS $296,781,680)	(321,467,570)

	Debt Obligations — (0.5)%

	Corporate Debt — (0.5)%

(3,600,000)	AK Steel Corp., 6.38%, due 10/15/25	(3,064,500)

(4,200,000)	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.63%, due 01/15/22	(4,181,621)

(5,633,900)	Sprint Capital Corp., 6.88%, due 11/15/28	(6,035,710)

(2,800,000)	Talen Energy Supply LLC, 144A, 7.25%, due 05/15/27	(2,870,560)

(6,000,000)	Tenet Healthcare Corp., 6.75%, due 06/15/23	(6,510,000)

(3,080,000)	Tronox, Inc., 144A, 6.50%, due 04/15/26	(3,118,654)

(2,900,000)	U.S. Concrete, Inc., 6.38%, due 06/01/24	(3,030,442)

(3,969,100)	United States Steel Corp., 6.88%, due 08/15/25	(3,740,876)

(6,800,000)	West Corp., 144A, 8.50%, due 10/15/25	(5,474,000)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $35,587,665)	(38,026,363)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $332,369,345)	(359,493,933)

	Other Assets and Liabilities (net) — 2.8%	218,933,463

	TOTAL NET ASSETS — 100.0%	$7,812,985,009

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/06/2020	MSCI	AUD	152,620,050	USD	105,163,404	1,755,421
02/04/2020	CITI	BRL	6,758,134	USD	1,580,000	(11,621)
02/04/2020	JPM	BRL	31,772,876	USD	7,918,474	435,582
12/04/2019	CITI	CAD	31,530,906	USD	23,690,000	(47,790)
12/04/2019	MSCI	CAD	10,814,380	USD	8,140,000	(1,519)
12/27/2019	JPM	CAD	100,500,000	USD	75,896,490	214,933
01/13/2020	JPM	CAD	20,104,346	USD	15,120,321	(21,013)
01/13/2020	MSCI	CAD	8,888,659	USD	6,717,305	22,923
02/04/2020	MSCI	CHF	99,355,570	USD	100,288,014	388,162
02/18/2020	JPM	CHF	78,392,121	USD	79,875,814	978,424
02/18/2020	MSCI	CHF	12,067,978	USD	12,300,000	154,239
01/09/2020	MSCI	CLP	11,551,544,300	USD	16,130,063	1,727,973
01/09/2020	JPM	COP	55,258,180,500	USD	16,005,266	327,615
12/13/2019	BCLY	CZK	38,243,421	USD	1,620,000	(29,475)
12/13/2019	BOA	CZK	232,702,224	USD	9,891,699	(144,969)
01/21/2020	MSCI	EUR	2,873,759	USD	3,219,228	41,376
01/27/2020	MSCI	EUR	14,900,000	USD	16,582,761	99,883
12/13/2019	BOA	HUF	4,733,417,345	USD	15,725,639	126,474
01/09/2020	JPM	INR	267,660,000	USD	3,750,000	31,587
01/09/2020	MSCI	INR	512,436,070	USD	7,130,000	11,085
12/09/2019	CITI	JPY	534,433,475	USD	4,920,000	34,322
12/09/2019	GS	JPY	1,047,947,120	USD	9,680,000	99,888
12/09/2019	JPM	JPY	2,962,687,455	USD	27,849,705	765,440
12/09/2019	MSCI	JPY	565,741,031	USD	5,210,000	38,115
12/23/2019	MSCI	JPY	3,000,000,000	USD	27,956,242	496,589
01/08/2020	GS	JPY	4,300,000,000	USD	40,082,066	667,798
01/14/2020	GS	JPY	6,265,200,000	USD	58,722,836	1,275,823
02/03/2020	JPM	JPY	1,100,000,000	USD	10,201,887	104,308
02/25/2020	MSCI	JPY	1,700,000,000	USD	15,740,165	115,720
03/02/2020	CITI	JPY	2,365,000,000	USD	21,921,982	178,365
12/09/2019	BCLY	KRW	12,383,455,825	USD	10,379,208	(103,888)
12/09/2019	MSCI	KRW	1,885,942,730	USD	1,610,000	13,473
02/21/2020	MSCI	MXN	42,313,525	USD	2,140,000	1,989
12/04/2019	JPM	NOK	151,504,669	USD	16,560,000	129,172
02/07/2020	GS	NZD	27,776,250	USD	17,501,521	(349,092)
02/07/2020	MSCI	NZD	20,810,000	USD	13,177,264	(196,436)
12/06/2019	CITI	PHP	53,715,500	USD	1,060,000	3,223
12/06/2019	JPM	PHP	112,770,320	USD	2,162,422	(56,174)
12/13/2019	BOA	PLN	58,880,385	USD	14,939,987	(98,090)
12/13/2019	CITI	PLN	10,999,363	USD	2,800,000	(9,242)
01/30/2020	BOA	RON	66,041,391	USD	15,375,985	199,734
12/06/2019	JPM	SEK	107,483,101	USD	11,150,000	(75,580)
02/18/2020	GS	SGD	2,976,531	USD	2,185,560	7,377
12/13/2019	MSCI	THB	118,862,850	USD	3,930,000	(4,150)
01/21/2020	BCLY	TRY	36,563,671	USD	6,190,000	(88,821)
01/21/2020	CITI	TRY	7,926,668	USD	1,350,000	(11,191)
01/21/2020	MSCI	TRY	18,514,278	USD	3,180,000	674
01/10/2020	JPM	TWD	137,702,162	USD	4,496,397	(25,722)
12/04/2019	BOA	USD	4,050,000	CAD	5,367,740	(8,940)
12/04/2019	JPM	USD	157,819,171	CAD	210,222,963	445,499
12/04/2019	MSCI	USD	13,710,000	CAD	17,952,902	(194,302)
01/13/2020	JPM	USD	3,870,860	CAD	5,145,963	4,757
12/13/2019	BCLY	USD	3,610,000	CZK	83,152,957	(23,534)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/13/2019	CITI	USD	5,510,000	CZK	126,789,813	(41,435)
01/21/2020	BOA	USD	1,820,774	EUR	1,627,253	(21,330)
01/21/2020	MSCI	USD	1,855,568	EUR	1,667,493	(11,626)
02/18/2020	MSCI	USD	10,912,309	GBP	8,472,700	75,236
02/25/2020	JPM	USD	5,710,047	IDR	81,333,913,400	(3,719)
02/28/2020	MSCI	USD	7,142,056	ILS	24,585,813	(31,760)
01/09/2020	MSCI	USD	7,632,110	INR	547,145,950	(30,994)
12/09/2019	BCLY	USD	9,760,000	JPY	1,044,983,290	(206,982)
12/09/2019	BOA	USD	6,720,000	JPY	722,208,480	(117,722)
12/09/2019	JPM	USD	37,963,650	JPY	4,065,911,616	(793,941)
12/09/2019	MSCI	USD	10,740,000	JPY	1,162,157,746	(115,798)
12/09/2019	BOA	USD	1,940,000	KRW	2,309,376,000	14,980
12/09/2019	JPM	USD	3,050,000	KRW	3,569,506,500	(28,269)
12/09/2019	MSCI	USD	2,190,000	KRW	2,573,250,000	(11,640)
02/21/2020	MSCI	USD	14,376,879	MXN	282,591,930	(98,120)
12/04/2019	BCLY	USD	13,830,000	NOK	125,732,679	(194,170)
12/04/2019	JPM	USD	51,454,364	NOK	467,156,489	(790,793)
12/04/2019	MSCI	USD	9,420,000	NOK	84,974,052	(204,482)
02/10/2020	BCLY	USD	40,119,120	NOK	364,632,648	(553,380)
02/10/2020	MSCI	USD	31,630,000	NOK	288,707,180	(302,818)
02/07/2020	MSCI	USD	59,119,972	NZD	92,190,000	126,613
01/10/2020	JPM	USD	2,905,164	PEN	9,850,648	(14,538)
12/13/2019	CITI	USD	1,480,000	PLN	5,686,472	(27,672)
12/13/2019	GS	USD	2,210,000	PLN	8,444,969	(53,151)
12/13/2019	JPM	USD	2,840,000	PLN	11,075,534	(11,304)
01/22/2020	MSCI	USD	14,728,021	RUB	949,374,668	(60,846)
12/06/2019	BCLY	USD	37,803,641	SEK	362,471,704	53,056
02/03/2020	MSCI	USD	9,541,661	SEK	93,865,138	296,720
12/13/2019	BOA	USD	16,323,744	THB	498,690,394	182,026
01/21/2020	BCLY	USD	11,718,545	TRY	71,395,237	541,654
01/30/2020	GS	USD	2,010,000	ZAR	29,997,935	21,064
01/30/2020	MSCI	ZAR	86,226,527	USD	5,856,865	18,744

						$6,999,997

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
484	Mini MSCI Emerging Markets	December 2019	25,119,600	$(357,036)

Sales
3,154	S&P 500 E-Mini	December 2019	495,761,490	$(21,355,649)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Reverse Repurchase Agreements (q)

Face Value		Description	Value ($)

USD	(488,158)	Barclays Bank PLC, 0.75%, dated 10/31/19 (collateral: Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21), to be repurchased on demand at face value plus accrued interest.	(488,158)

USD	(868,833)	Citigroup Global Markets, Inc., (1.75)%, dated 11/13/19 (collateral: Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23), to be repurchased on demand at face value plus accrued interest.	(868,833)

			$(1,356,991)

		Average balance outstanding	$(6,278,785)

		Average interest rate (net)	(0.74)%

		Maximum balance outstanding	$(75,732,392)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Digital Realty Trust, Inc. (c)	120.00	04/17/20	(1,400)	USD	(16,933,000)	(966,000)
Axalta Coating Systems Ltd. (c)	30.00	04/17/20	(4,969)	USD	(14,146,743)	(720,505)
Liberty Global Plc (c)	27.50	04/17/20	(2,500)	USD	(5,375,000)	(87,500)
Occidental Petroleum Corp. (c)	45.00	05/15/20	(2,700)	USD	(10,413,900)	(337,500)
Nielsen Holdings Plc (c)	21.00	05/15/20	(4,000)	USD	(7,820,000)	(540,000)
HP, Inc. (c)	21.00	05/15/20	(5,200)	USD	(10,441,600)	(462,800)
CBS Corp. (c)	40.00	06/19/20	(1,400)	USD	(5,653,200)	(511,000)
Walgreens Boots Alliance, Inc. (c)	65.00	06/19/20	(1,300)	USD	(7,748,000)	(313,300)

Total Equity Options – Calls						$(3,938,605)

Equity Options – Puts
CBS Corp. (c)	37.50	03/20/20	(2,700)	USD	(10,902,600)	(378,000)
Digital Realty Trust, Inc. (c)	115.00	04/17/20	(1,400)	USD	(16,933,000)	(637,000)
Liberty Global Plc (c)	22.50	04/17/20	(2,500)	USD	(5,375,000)	(562,500)
Axalta Coating Systems Ltd. (c)	27.00	04/17/20	(2,500)	USD	(7,117,500)	(325,000)
Liberty Global Plc (c)	25.00	04/17/20	(2,000)	USD	(4,300,000)	(820,000)
HP, Inc. (c)	19.00	05/15/20	(5,200)	USD	(10,441,600)	(540,800)
Occidental Petroleum Corp. (c)	40.00	05/15/20	(2,700)	USD	(10,413,900)	(1,417,500)
Nielsen Holdings Plc (c)	19.00	05/15/20	(4,000)	USD	(7,820,000)	(520,000)
Walgreens Boots Alliance, Inc. (c)	55.00	06/19/20	(1,300)	USD	(7,748,000)	(357,500)
CBS Corp. (c)	35.00	06/19/20	(1,400)	USD	(5,653,200)	(219,800)

Total Equity Options – Puts						$(5,778,100)

TOTAL WRITTEN OPTIONS (Premiums $9,316,985)						$(9,716,705)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
United States Steel Corp.	CITI	USD	800,000	5.00%	5.52%	N/A	06/20/2024	Quarterly	10,000	16,281	6,281
United States Steel Corp.	MORD	USD	800,000	5.00%	5.52%	N/A	06/20/2024	Quarterly	8,000	16,281	8,281
Sell Protection^:
J.C. Penney Corporation, Inc.	GS	USD	377,000	5.00%	20.49%	377,000 USD	06/20/2020	Quarterly	(65,975)	(31,009)	34,966
J.C. Penney Corporation, Inc.	MORD	USD	625,000	5.00%	20.49%	625,000 USD	06/20/2020	Quarterly	(118,750)	(51,408)	67,342
J.C. Penney Corporation, Inc.	CITI	USD	625,000	5.00%	20.49%	625,000 USD	06/20/2020	Quarterly	(190,626)	(51,408)	139,218

									$(357,351)	$(101,263)	$256,088

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.30%	6 Month AUD BBSW	AUD	23,260,000	12/18/2029	Semi-Annually	—	(142,604)	(142,604)
1.35%	6 Month AUD BBSW	AUD	412,330,000	12/18/2029	Semi-Annually	456,472	(3,871,837)	(4,328,309)
1.45%	6 Month AUD BBSW	AUD	263,280,000	12/18/2029	Semi-Annually	(269,049)	(4,188,447)	(3,919,398)
(0.25)%	6 Month CHF LIBOR	CHF	23,050,000	12/18/2029	Semi-Annually	—	(11,842)	(11,842)
6 Month CHF LIBOR	(0.08)%	CHF	277,310,000	12/18/2029	Semi-Annually	69,289	5,066,359	4,997,070
3 Month NZD Bank Bill Rate	1.35%	NZD	115,390,000	12/18/2029	Quarterly	—	(970,082)	(970,082)
3 Month NZD Bank Bill Rate	1.15%	NZD	21,900,000	12/18/2029	Quarterly	(8,204)	(450,117)	(441,913)
3 Month NZD Bank Bill Rate	1.45%	NZD	48,670,000	12/18/2029	Quarterly	(444)	(101,764)	(101,320)
3 Month NZD Bank Bill Rate	1.39%	NZD	24,300,000	12/18/2029	Quarterly	—	(145,259)	(145,259)
3 Month NZD Bank Bill Rate	1.48%	NZD	40,000,000	12/18/2029	Quarterly	—	(26,548)	(26,548)
1.33%	3 Month NZD Bank Bill Rate	NZD	23,290,000	12/18/2029	Quarterly	—	224,087	224,087
3 Month NZD Bank Bill Rate	1.54%	NZD	41,970,000	12/18/2029	Quarterly	(1,303)	125,079	126,382
1.48%	3 Month NZD Bank Bill Rate	NZD	103,470,000	12/18/2029	Quarterly	—	84,383	84,383
3 Month SEK STIBOR	0.62%	SEK	1,357,730,000	12/18/2029	Quarterly	64,208	658,796	594,588
6 Month GBP LIBOR	0.88%	GBP	19,590,000	12/19/2029	Semi-Annually	—	(87,037)	(87,037)
1.00%	6 Month GBP LIBOR	GBP	24,390,000	12/19/2029	Semi-Annually	—	(258,210)	(258,210)
0.90%	6 Month GBP LIBOR	GBP	43,530,000	12/19/2029	Semi-Annually	(26,557)	84,361	110,918
0.84%	6 Month GBP LIBOR	GBP	31,670,000	12/19/2029	Semi-Annually	—	319,205	319,205
0.88%	6 Month GBP LIBOR	GBP	9,990,000	12/19/2029	Semi-Annually	—	50,016	50,016

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.87%	6 Month GBP LIBOR	GBP	9,980,000	12/19/2029	Semi-Annually	—	56,840	56,840
1.72%	3 Month USD LIBOR	USD	155,802,000	12/19/2029	Quarterly	115,336	(242,420)	(357,756)
1.72%	3 Month USD LIBOR	USD	26,498,000	12/19/2029	Quarterly	—	(38,767)	(38,767)
1.71%	3 Month USD LIBOR	USD	16,090,000	12/19/2029	Quarterly	—	(3,354)	(3,354)
1.77%	3 Month USD LIBOR	USD	16,530,000	12/19/2029	Quarterly	—	(100,992)	(100,992)
1.78%	3 Month USD LIBOR	USD	11,580,000	12/19/2029	Quarterly	—	(84,739)	(84,739)
1.68%	3 Month USD LIBOR	USD	26,195,000	12/19/2029	Quarterly	—	57,833	57,833
1.69%	3 Month USD LIBOR	USD	26,195,000	12/19/2029	Quarterly	—	31,055	31,055
3 Month USD LIBOR	1.71%	USD	9,880,000	12/19/2029	Quarterly	—	8,487	8,487
3 Month CAD LIBOR	1.88%	CAD	229,190,000	03/18/2030	Semi-Annually	—	(538,702)	(538,702)
3 Month CAD LIBOR	1.91%	CAD	235,960,000	03/18/2030	Semi-Annually	(71,331)	(64,336)	6,995
6 Month CHF LIBOR	(0.21)%	CHF	19,850,000	03/18/2030	Semi-Annually	—	57,464	57,464
6 Month CHF LIBOR	(0.18)%	CHF	149,400,000	03/18/2030	Semi-Annually	—	832,598	832,598
3 Month NZD Bank Bill Rate	1.50%	NZD	103,910,000	03/18/2030	Quarterly	—	(93,728)	(93,728)
6 Month EURIBOR	0.11%	EUR	43,050,000	03/20/2030	Semi-Annually	53,257	113,847	60,590
0.90%	6 Month GBP LIBOR	GBP	255,370,000	03/20/2030	Semi-Annually	—	660,903	660,903
1.65%	3 Month USD LIBOR	USD	26,320,000	03/20/2030	Quarterly	—	133,311	133,311

						$381,674	$(2,856,161)	$(3,237,835)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (r)	1 Month Federal Funds Rate minus 0.90%	MORD	USD	3,745,476	05/18/2020	Monthly	—	111,501	111,501
Total Return on Equity Basket (r)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	23,590,262	05/18/2020	Monthly	—	(60,326)	(60,326)
Total Return on Equity Basket (r)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	5,914,026	05/18/2020	Monthly	—	(380,286)	(380,286)
Total Return on Equity Basket (r)	1 Month Federal Funds Rate minus – 1.75	MORD	USD	15,272,972	05/18/2020	Monthly	—	461,734	461,734
Total Return on Equity Basket (r)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	15,258,530	05/18/2020	Monthly	—	(84,898)	(84,898)
Depreciation of Total Return on MSCI China A Index + (1 Month USD LIBOR minus 3.50%)	Appreciation on Total Return on MSCI China A Index	GS	USD	25,748,175	08/15/2020	Monthly	—	(354,323)	(354,323)
Depreciation of Total Return on CSI 500 Net Total Return Index + (1 Month USD LIBOR minus 9.50%)	Appreciation on Total Return on CSI 500 Index	GS	USD	10,899,103	08/20/2020	Monthly	—	(101,469)	(101,469)

							$—	$(408,067)	$(408,067)

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(d)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(e)	Investment valued using significant unobservable inputs.

(f)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(g)	Affiliated company.

(h)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(i)	Security is in default.

(j)	Amount reflects funded portion of the loan. Stand by financing commitment has a Par Value of $2,140,529 and Value of $2,108,421.

(k)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(l)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(m)	All or a portion of this security is purchased with collateral from securities loaned.

(n)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(o)	The rate disclosed is the 7 day net yield as of November 30, 2019.

(p)	The rate shown represents yield-to-maturity.

(q)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

(r)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

The rates shown on variable rate notes are the current interest rates at November 30, 2019, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF- Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

Portfolio Abbreviations — continued:

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

PIK - Payment In Kind

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose financial Company)

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

1,233,279	GMO Emerging Markets Fund, Class VI	40,809,209

17,025,938	GMO International Equity Fund, Class IV	371,676,221

	TOTAL MUTUAL FUNDS (COST $397,006,014)	412,485,430

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

161,056	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (a)	161,056

	TOTAL SHORT-TERM INVESTMENTS (COST $161,056)	161,056

	TOTAL INVESTMENTS — 100.0% (Cost $397,167,070)	412,646,486

	Other Assets and Liabilities (net) — (0.0%)	(60,369)

	TOTAL NET ASSETS — 100.0%	$412,586,117

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2019.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

9,614,000	GMO Emerging Markets Fund, Class VI	318,127,264

27,182,562	GMO International Equity Fund, Class IV	593,395,337

	TOTAL MUTUAL FUNDS (COST $907,171,771)	911,522,601

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

426,940	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (a)	426,940

	TOTAL SHORT-TERM INVESTMENTS (COST $426,940)	426,940

	TOTAL INVESTMENTS — 100.0% (Cost $907,598,711)	911,949,541

	Other Assets and Liabilities (net) — (0.0%)	(150,099)

	TOTAL NET ASSETS — 100.0%	$911,799,442

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2019.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 74.5%

	United States — 74.5%

	U.S. Government — 58.8%

11,500,000	U.S. Treasury Note, 1.38%, due 02/29/20 (a)	11,491,016

30,000,000	U.S. Treasury Note, 1.38%, due 03/31/20 (a)	29,970,703

21,000,000	U.S. Treasury Note, 1.38%, due 04/30/20 (a)	20,974,570

25,500,000	U.S. Treasury Note, 1.50%, due 05/31/20 (a)	25,478,086

25,000,000	U.S. Treasury Note, 1.38%, due 10/31/20	24,925,781

25,000,000	U.S. Treasury Note, 1.75%, due 12/31/20	25,007,812

77,000,000	U.S. Treasury Note, 1.38%, due 01/31/21 (a)	76,705,235

25,000,000	U.S. Treasury Note, 1.13%, due 02/28/21	24,822,265

106,697,400	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.60%, due 04/30/20 (b)	106,683,740

110,258,800	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.61%, due 07/31/20 (a) (b)	110,228,254

94,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 1.68%, due 01/31/21 (a)	93,961,233

	Total U.S. Government	550,248,695

	U.S. Government Agency — 15.7%

15,500,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.07%, 1.64%, due 01/23/20	15,498,135

30,530,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 1.73%, due 02/07/20	30,525,840

20,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.17%, 1.92%, due 04/03/20	19,994,604

27,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.24%, 1.75%, due 04/13/20	27,484,895

44,410,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.23%, 1.67%, due 05/04/20	44,393,831

9,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.13%, 1.68%, due 10/16/20	8,999,937

	Total U.S. Government Agency	146,897,242

	Total United States	697,145,937

	TOTAL DEBT OBLIGATIONS (COST $696,829,613)	697,145,937

	Par Value† / Shares	Description	Value ($)

		SHORT-TERM INVESTMENTS — 24.8%

		Foreign Government Obligations — 24.0%

JPY	5,931,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/09/19	54,204,956

JPY	3,400,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/16/19	31,074,380

JPY	4,806,800,000	Japan Treasury Discount Bill, Zero Coupon, due 01/08/20	43,937,612

JPY	7,533,200,000	Japan Treasury Discount Bill, Zero Coupon, due 01/14/20	68,861,305

JPY	1,205,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/03/20	11,016,410

JPY	1,646,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/25/20	15,050,678

		Total Foreign Government Obligations	224,145,341

		Money Market Funds — 0.8%

	3,474,144	SSgA USD Liquidity Fund – Class D shares, 1.71% (a)	3,474,144

	3,904,881	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (c)	3,904,881

		Total Money Market Funds	7,379,025

		TOTAL SHORT-TERM INVESTMENTS (COST $235,250,943)	231,524,366

		TOTAL INVESTMENTS — 99.3% (Cost $932,080,556)	928,670,303

		Other Assets and Liabilities (net) — 0.7%	6,526,169

		TOTAL NET ASSETS — 100.0%	$935,196,472

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
01/21/2020	BOA	AUD	4,416,131	USD	3,028,066	37,063
01/21/2020	UBS	AUD	4,560,562	USD	3,139,664	50,840
12/09/2019	SSB	CAD	12,453,237	USD	9,367,304	(8,015)
12/19/2019	BCLY	CHF	4,038,864	USD	4,084,393	38,859
12/19/2019	BOA	CHF	104,529,123	USD	106,026,880	1,325,130
12/19/2019	MSCI	CHF	18,213,364	USD	18,410,290	166,848
12/19/2019	UBS	CHF	7,793,281	USD	7,908,636	102,485
01/28/2020	BCLY	CHF	69,312,191	USD	70,554,300	897,013
01/28/2020	MSCI	CHF	6,140,116	USD	6,266,947	96,260
01/28/2020	UBS	CHF	10,945,764	USD	11,154,134	153,872
02/28/2020	MSCI	CHF	30,297,785	USD	30,565,209	51,174
12/18/2019	BCLY	EUR	71,806,283	USD	79,769,938	565,553
12/18/2019	BOA	EUR	2,503,087	USD	2,756,339	(4,637)
12/18/2019	MSCI	EUR	24,568,845	USD	27,112,285	12,146
12/18/2019	UBS	EUR	107,802	USD	119,291	382
01/22/2020	JPM	EUR	107,324,342	USD	120,147,465	1,458,932
01/22/2020	UBS	EUR	6,995,442	USD	7,827,725	91,561
01/28/2020	BCLY	EUR	11,382,182	USD	12,732,994	140,853
01/28/2020	BOA	EUR	4,400,093	USD	4,893,027	25,191
01/28/2020	MSCI	EUR	6,707,306	USD	7,437,299	16,987
01/28/2020	UBS	EUR	85,076,687	USD	95,332,695	1,212,110
02/25/2020	BCLY	EUR	53,421,298	USD	59,556,574	353,154
02/25/2020	UBS	EUR	2,540,291	USD	2,828,919	13,677
02/18/2020	BOA	GBP	96,103,031	USD	123,759,657	(868,425)
12/09/2019	JPM	JPY	5,931,000,000	USD	55,765,859	1,545,905
12/16/2019	BOA	JPY	3,400,000,000	USD	31,646,365	545,536
01/08/2020	GS	JPY	4,806,800,000	USD	44,624,630	564,978
01/14/2020	GS	JPY	5,313,200,000	USD	50,009,977	1,292,064
01/14/2020	MSCI	JPY	2,220,000,000	USD	20,906,437	550,763
02/03/2020	JPM	JPY	1,205,000,000	USD	11,175,704	114,264
02/25/2020	MSCI	JPY	1,646,000,000	USD	15,240,183	112,044
01/21/2020	JPM	USD	42,035,428	AUD	61,872,145	(130,025)
12/09/2019	MSCI	USD	121,615,248	CAD	161,961,432	316,117
12/09/2019	UBS	USD	2,475,152	CAD	3,253,266	(25,957)
01/31/2020	JPM	USD	85,246,301	CAD	112,000,000	(891,702)
02/05/2020	BCLY	USD	153,111	CAD	201,015	(1,711)
02/05/2020	BOA	USD	85,470,184	CAD	112,307,394	(883,073)
12/18/2019	BOA	USD	11,785,627	EUR	10,678,472	(6,967)
02/18/2020	BCLY	USD	8,488,034	GBP	6,553,742	10,972
02/18/2020	UBS	USD	14,073,449	GBP	10,880,376	36,412
01/27/2020	JPM	USD	30,697,526	JPY	3,320,256,626	(230,929)

						$8,847,704

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
803	CAC40 10 Euro	December 2019	52,167,661	(102,197)
181	Corn (a)	March 2020	3,450,313	(54,792)
367	DAX Index	December 2019	133,751,216	8,743,626
350	Euro Bund	December 2019	65,969,705	297,628
1,347	FTSE 100 Index	December 2019	128,299,680	1,285,016
71	FTSE/JSE TOP 40	December 2019	2,385,879	(81,165)
475	Hang Seng Index	December 2019	79,901,133	(2,058,882)
2,507	Mini MSCI Emerging Markets	December 2019	130,113,300	1,353,814
784	MSCI Singapore	December 2019	21,110,385	(105,879)
165	MSCI Taiwan Index	December 2019	7,186,743	(57,876)
2,381	U.S. Treasury Note 10 Yr. (CBT)	March 2020	308,004,672	(479,997)

			$932,340,687	$8,739,296

Sales
770	Australian Government Bond 10 Yr.	December 2019	76,588,588	(229,887)
1,182	Canadian Government Bond 10 Yr.	March 2020	124,642,581	(53,437)
890	Gilt Long Bond	March 2020	152,811,633	18,834
1,489	S&P 500 E-Mini	December 2019	234,048,465	(9,992,969)
361	Silver (a)	March 2020	30,876,330	(83,042)
913	Soybean (a)	January 2020	40,023,637	2,574,248
703	TOPIX Index	December 2019	109,125,990	(10,253,684)

			$768,117,224	$(18,019,937)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.
(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2019.

The rates shown on variable rate notes are the current interest rates at November 30, 2019, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBS - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

USD - United States Dollar

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares / Par Value†	Description	Value ($)

	COMMON STOCKS — 90.9%

	Netherlands — 3.5%

141,000	InterXion Holding NV *	11,990,640

	Sweden — 1.3%

32,000	Spotify Technology SA *	4,561,600

	United Kingdom — 5.1%

709,850	Blue Prism Group Plc *	10,383,214

640,000	Burford Capital Ltd	6,824,008

	Total United Kingdom	17,207,222

	United States — 81.0%

487,000	Ally Financial, Inc.	15,506,080

2,325,000	At Home Group, Inc. *	19,948,500

73,000	Berkshire Hathaway, Inc. – Class B *	16,081,900

417,000	Cardlytics, Inc. *	23,372,850

756,350	Carvana Co. *	72,095,282

33,500	Credit Acceptance Corp. *	14,420,410

743,000	Eventbrite, Inc. – Class A *	15,981,930

296,000	Fastly, Inc. – Class A *	6,041,360

450,000	General Motors Co.	16,200,000

311,772	Interactive Brokers Group, Inc. – Class A	15,096,000

823,163	Redfin Corp. *	15,870,583

526,724	Wayfair, Inc. – Class A *	44,729,403

	Total United States	275,344,298

	TOTAL COMMON STOCKS (COST $236,413,399)	309,103,760

	DEBT OBLIGATIONS — 6.2%

	United States — 6.2%

	U.S. Government — 6.2%

21,000,000	U.S. Treasury Note, 1.38%, due 04/30/20	20,974,570

	TOTAL DEBT OBLIGATIONS (COST $20,952,863)	20,974,570

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.5%

	Money Market Funds — 3.5%

36,443	SSgA USD Liquidity Fund – Class D shares, 1.71% (a)	36,443

11,921,127	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (b)	11,921,127

	TOTAL SHORT-TERM INVESTMENTS (COST $11,957,570)	11,957,570

	TOTAL INVESTMENTS — 100.6% (Cost $269,323,832)	342,035,900

	Other Assets and Liabilities (net) — (0.6%)	(1,936,230)

	TOTAL NET ASSETS — 100.0%	$340,099,670

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2019.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 9.0%

	Australia — 0.0%

9,410	Appen Ltd	155,936

12,140	Beach Energy Ltd	19,687

145	Brickworks Ltd	1,850

28,490	Sandfire Resources NL	107,714

	Total Australia	285,187

	Belgium — 0.0%

4,800	AGFA-Gevaert NV *	24,579

700	Orange Belgium SA	15,536

	Total Belgium	40,115

	Brazil — 0.2%

22,700	Cia de Saneamento Basico do Estado de Sao Paulo	307,764

132,100	JBS SA	888,633

26,000	Petrobras Distribuidora SA	174,656

	Total Brazil	1,371,053

	Canada — 0.0%

1,900	Canfor Pulp Products Inc	11,958

1,800	Enerflex Ltd	16,261

2,100	Pretium Resources Inc *	21,043

	Total Canada	49,262

	China — 0.4%

56,000	Agile Group Holdings Ltd	78,575

876,000	Agricultural Bank of China Ltd – Class H	354,676

379,500	BAIC Motor Corp Ltd – Class H	212,720

364,000	Bank of Communications Co Ltd – Class H	238,940

85,000	China Lesso Group Holdings Ltd	89,042

28,000	China Lilang Ltd	22,603

1,092,000	China Petroleum & Chemical Corp – Class H	612,398

148,000	China Resources Pharmaceutical Group Ltd	129,285

73,000	China SCE Group Holdings Ltd	34,802

34,000	China Shineway Pharmaceutical Group Ltd	34,877

71,000	Chongqing Rural Commercial Bank Co Ltd – Class H	35,279

30,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	90,406

268,400	Guangzhou R&F Properties Co Ltd – Class H	451,108

7,000	JNBY Design Ltd	9,740

2,500	Kingboard Holdings Ltd	6,882

24,000	Powerlong Real Estate Holdings Ltd	13,980

17,000	Red Star Macalline Group Corp Ltd – Class H	14,019

71,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	128,232

205,000	Shimao Property Holdings Ltd	742,754

126,000	Tianneng Power International Ltd	82,887

16,617	Yuzhou Properties Co Ltd	7,652

	Total China	3,390,857

Shares	Description	Value ($)

	France — 0.3%

1,868	Coface SA	20,641

3,497	L’Oreal SA	997,075

1,909	Metropole Television SA	33,149

5,286	Sanofi	492,754

2,000	Sanofi ADR	93,360

13,300	STMicroelectronics NV – NY Shares	324,121

	Total France	1,961,100

	Germany — 0.1%

12,933	CECONOMY AG *	62,109

23,021	Deutz AG	137,598

1,031	Dialog Semiconductor Plc *	52,417

1,600	RHOEN-KLINIKUM AG	32,771

644	Volkswagen AG	122,574

	Total Germany	407,469

	Hong Kong — 0.0%

18,500	Dah Sing Banking Group Ltd	23,560

3,600	Dah Sing Financial Holdings Ltd	13,106

7,400	SJM Holdings Ltd	7,548

	Total Hong Kong	44,214

	India — 0.0%

1,800	Dr Reddy’s Laboratories Ltd ADR(a)	73,296

43,534	Indian Oil Corp Ltd	79,357

10,141	REC Ltd	19,502

	Total India	172,155

	Ireland — 0.0%

500	CRH Plc Sponsored ADR	19,150

	Italy — 0.2%

5,648	Enel SPA	42,688

16,848	EXOR NV	1,285,749

33,578	Iren SPA	104,088

8,623	Nexi SPA *	101,638

20	Societa Iniziative Autostradali e Servizi SPA	336

	Total Italy	1,534,499

	Japan — 0.5%

18,200	Asahi Kasei Corp	204,621

41,100	Astellas Pharma Inc	701,690

14,400	Brother Industries Ltd	285,866

1,200	Daiwabo Holdings Co Ltd	59,373

3,800	Fuji Electric Co Ltd	117,052

4,200	Fuji Media Holdings Inc	56,870

3,200	Fujitsu Ltd	291,179

6,300	Hakuhodo DY Holdings Inc	101,935

800	Infocom Corp	17,960

1,300	Itochu Techno-Solutions Corp	34,745

16,200	KDDI Corp	465,440

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

800	Makino Milling Machine Co Ltd	39,526

1,350	Nichias Corp	32,329

600	Nihon Unisys Ltd	19,309

22,700	Nippon Telegraph & Telephone Corp	1,146,783

100	NOF Corp	3,343

600	NS Solutions Corp	20,792

1,300	Showa Corp	27,098

68,200	Sumitomo Chemical Co Ltd	307,951

200	Sushiro Global Holdings Ltd	15,741

1,900	T-Gaia Corp	45,453

2,600	TS Tech Co Ltd	80,825

	Total Japan	4,075,881

	Malta — 0.0%

125,500	BGP Holdings Plc * (b)	—

	Mexico — 0.0%

3,100	El Puerto de Liverpool SAB de CV – Class C1	15,205

4,800	Gentera SAB de CV	4,586

	Total Mexico	19,791

	Netherlands — 0.3%

750	Adyen NV *	575,144

1,450	ASR Nederland NV	53,895

707	Heineken Holding NV	67,754

33,793	ING Groep NV	388,613

17,011	Signify NV	507,432

10,773	Wolters Kluwer NV	773,743

	Total Netherlands	2,366,581

	Norway — 0.1%

3,235	Adevinta ASA *	33,592

3,635	Austevoll Seafood ASA	34,781

7,836	DNB ASA	131,456

32,039	Elkem ASA	74,012

8,416	SpareBank 1 SR-Bank ASA	88,645

	Total Norway	362,486

	Philippines — 0.0%

350	Globe Telecom Inc	13,360

	Poland — 0.0%

5,889	PLAY Communications SA	49,124

	Portugal — 0.2%

18,900	Altri SGPS SA	117,613

2,594	EDP Renovaveis SA	28,446

51,634	EDP – Energias de Portugal SA	208,909

34,720	Galp Energia SGPS SA	564,664

29,408	NOS SGPS SA	159,356

11,078	REN – Redes Energeticas Nacionais SGPS SA	33,820

Shares	Description	Value ($)

	Portugal — continued

100,884	Sonae SGPS SA	101,265

	Total Portugal	1,214,073

	Russia — 0.0%

2,560	Gazprom Neft PJSC	16,651

647,000	Inter RAO UES PJSC	44,847

9,073	Novolipetsk Steel PJSC GDR	182,661

	Total Russia	244,159

	Singapore — 0.0%

3,700	DBS Group Holdings Ltd	68,283

1,600	Jardine Cycle & Carriage Ltd	35,890

17,564	Mapletree Commercial Trust (REIT)	30,305

	Total Singapore	134,478

	South Africa — 0.1%

38,956	Absa Group Ltd	391,214

4,985	Liberty Holdings Ltd	37,931

3,145	Motus Holdings Ltd	15,181

5,690	Reunert Ltd	26,738

34,569	Telkom SA SOC Ltd	110,538

	Total South Africa	581,602

	South Korea — 0.4%

19,994	Hana Financial Group Inc	606,226

6,742	Industrial Bank of Korea	67,116

22,496	Kia Motors Corp	824,534

7	LG Corp	421

8,756	Shinhan Financial Group Co Ltd	323,433

2,035	SK Hynix Inc	140,040

30,600	SK Telecom Co Ltd Sponsored ADR	701,352

	Total South Korea	2,663,122

	Spain — 0.4%

973	Aena SME SA	178,539

2,979	Almirall SA	50,631

6,558	Cia de Distribucion Integral Logista Holdings SA	147,989

28,674	Endesa SA	779,495

84,530	Iberdrola SA	831,584

103,395	International Consolidated Airlines Group SA	738,881

	Total Spain	2,727,119

	Sweden — 0.1%

5,334	Granges AB	53,221

9,935	Klovern AB – B Shares	19,359

1,238	Peab AB – Class B	10,607

2,597	Resurs Holding AB	14,956

57,908	Volvo AB – B Shares	895,256

	Total Sweden	993,399

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 0.0%

1	Huber + Suhner AG (Registered)	68

844	Roche Holding AG	257,278

	Total Switzerland	257,346

	Taiwan — 0.2%

16,000	Chicony Electronics Co Ltd	46,414

10,400	Feng TAY Enterprise Co Ltd	65,098

20,000	Gigabyte Technology Co Ltd	32,961

143,000	Inventec Corp	107,099

65,000	Novatek Microelectronics Corp	476,193

3,000	Phison Electronics Corp	27,955

325,000	Pou Chen Corp	423,290

27,000	Radiant Opto-Electronics Corp	103,542

6,000	Realtek Semiconductor Corp	45,314

10,200	Ruentex Industries Ltd	25,298

8,000	Walsin Lihwa Corp	3,723

	Total Taiwan	1,356,887

	Turkey — 0.0%

40,883	KOC Holding AS	142,195

12,484	TAV Havalimanlari Holding AS	58,347

	Total Turkey	200,542

	United Kingdom — 0.5%

34,305	3i Group Plc	474,905

1,520	AVEVA Group Plc	89,535

24,630	Barratt Developments Plc	212,340

1,264	Bellway Plc	54,567

760	Berkeley Group Holdings Plc (The)	45,052

5,439	British American Tobacco Plc	215,269

12,900	British American Tobacco Plc Sponsored ADR	510,969

4,656	Computacenter Plc	90,897

7,106	Dunelm Group Plc	78,368

9,245	Electrocomponents Plc	78,120

68,321	Ferrexpo Plc	126,707

1,580	Firstgroup Plc *	2,460

359	Galliford Try Plc	3,402

771	Go-Ahead Group Plc (The)	21,852

15,323	JD Sports Fashion Plc	150,521

5,616	John Laing Group Plc	27,601

3,195	National Express Group Plc	19,145

32,221	Persimmon Plc	1,065,490

21,902	Phoenix Group Holdings Plc	211,044

9,515	Plus500 Ltd	94,715

59,789	QinetiQ Group Plc	258,180

5,939	Softcat Plc	86,446

1,033	Spectris Plc	37,408

8,627	Spirent Communications Plc	23,540

1,246	Tate & Lyle Plc	11,781

4,575	Vesuvius Plc	26,838

	Total United Kingdom	4,017,152

Shares	Description	Value ($)

	United States — 5.0%

1,400	Accenture Plc – Class A (a)	281,624

32,100	ACCO Brands Corp.	293,715

7,400	Acushnet Holdings Corp.	222,518

1,400	Adobe, Inc. *	433,342

300	AGCO Corp. (a)	23,439

5,600	American Express Co. (a)	672,672

8,400	Ameriprise Financial, Inc.	1,376,508

5,900	Amgen, Inc. (a)	1,384,848

800	Atkore International Group, Inc. *	33,376

2,600	Avery Dennison Corp. (a)	338,962

2,100	Bank of America Corp. (a)	69,972

3,500	Best Buy Co., Inc. (a)	282,240

2,100	Brady Corp. – Class A	119,700

4,700	Bristol-Myers Squibb Co.	267,618

4,900	Bruker Corp. (a)	250,831

12,100	Cadence Design Systems, Inc. * (c)	850,025

5,600	Career Education Corp. * (a)	93,408

400	Citizens Financial Group, Inc.	15,384

5,700	Columbia Sportswear Co.	527,250

20,400	Comcast Corp. – Class A (a)	900,660

600	Core-Mark Holding Co., Inc. (a)	16,170

17,500	CoreCivic, Inc. (REIT) (a)	265,125

27,100	CORTEVA, Inc. (a)	705,142

1,300	CSG Systems International, Inc.	74,347

2,100	Cummins, Inc. (a)	384,006

4,100	Curo Group Holdings Corp. *	55,801

44,200	Dana, Inc. (a)	749,190

8,700	Danaher Corp. (c)	1,270,026

11,200	eBay, Inc. (a)	397,824

10,700	Enova International, Inc. *	246,421

6,700	Estee Lauder Cos, Inc. (The) – Class A (c)	1,309,649

700	Exterran Corp. *	3,766

600	Exxon Mobil Corp. (a)	40,878

300	Federal Agricultural Mortgage Corp. – Class C	24,915

19,862	Gannett Co., Inc. (c)	126,322

1,300	Garmin Ltd.	126,997

2,200	GEO Group, Inc. (The) (REIT)	30,492

17,600	Gilead Sciences, Inc. (c)	1,183,424

200	Graham Holdings Co. – Class B (c)	126,322

1,100	Group 1 Automotive, Inc.	113,399

2,200	Heidrick & Struggles International, Inc.	68,244

17,000	Herman Miller, Inc.	812,260

1,500	Hershey Co. (The)	222,240

42,800	Hewlett Packard Enterprise Co.	677,524

56,800	HP, Inc. (c)	1,140,544

15,300	Huntsman Corp.	346,086

200	ICF International, Inc.	17,946

2,900	Insight Enterprises, Inc. * (a)	190,211

25,100	Intel Corp. (a)	1,457,055

700	Inter Parfums, Inc.	49,343

18,300	Interpublic Group of Cos., Inc. (The) (a)	409,920

3,200	Intuit, Inc.	828,448

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

1,700	ITT, Inc.	118,626

300	Johnson Outdoors, Inc. – Class A	19,380

23,200	Juniper Networks, Inc.	581,392

1,600	Kimberly-Clark Corp. (a)	218,144

9,800	Kohl’s Corp. (a)	460,698

1,700	Kulicke & Soffa Industries, Inc.	42,653

4,100	La-Z-Boy, Inc.	129,560

700	Landstar System, Inc.	77,987

1,600	Laureate Education, Inc. – Class A * (a)	27,760

1,600	Lockheed Martin Corp. (a)	625,648

1,600	Materion Corp.	94,176

11,400	Medtronic Plc (a) (c)	1,269,846

17,200	Merck & Co., Inc. (c)	1,499,496

2,100	Meritor, Inc. * (a)	53,025

13,600	Modine Manufacturing Co. *	100,912

3,800	Moog, Inc. – Class A	326,306

700	Motorola Solutions, Inc.	117,110

5,400	Movado Group, Inc. (a)	105,570

5,500	NetApp, Inc.	333,245

300	NIKE, Inc. – Class B	28,047

1,000	OFG Bancorp (a)	21,450

900	Oshkosh Corp. (a)	81,414

2,600	Parsons Corp. *	104,078

10,500	PepsiCo, Inc. (a) (c)	1,426,215

27,700	Pfizer, Inc.	1,067,004

6,800	Phillips 66	780,096

2,000	Popular, Inc.	110,620

800	Progress Software Corp.	33,608

7,200	Progressive Corp. (The)	525,960

2,100	PVH Corp.	203,616

17,500	Qurate Retail, Inc. – Series A * (a)	165,550

800	Regional Management Corp. *	26,000

100	Reliance Steel & Aluminum Co.	11,798

900	Scholastic Corp.	33,417

1,100	SkyWest, Inc.	68,904

2,100	Sonic Automotive, Inc. – Class A	68,775

600	SPX Corp. *	28,668

8,200	Stoneridge, Inc. *	247,148

1,300	Stryker Corp.(a)	266,318

900	Sykes Enterprises, Inc. *	31,626

8,000	Synopsys, Inc. * (c)	1,128,320

600	Target Corp.	75,006

2,000	TEGNA, Inc.	30,700

700	Teledyne Technologies, Inc. * (a)	239,393

5,100	Telephone & Data Systems, Inc.	120,921

1,400	Textron, Inc.	64,736

13,500	Timken Co. (The) (c)	709,965

2,627	Triple-S Management Corp. – Class B * (a)	50,307

2,200	Union Pacific Corp.	387,178

8,500	United Technologies Corp. (a) (c)	1,260,890

3,100	Universal Corp.	161,882

600	Universal Forest Products, Inc. (a)	29,760

Shares / Par Value †	Description	Value ($)

	United States — continued

15,000	Vishay Intertechnology, Inc. (a)	298,350

3,300	World Fuel Services Corp. (a)	139,920

1,800	Wyndham Destinations Corp. (a)	87,300

18,600	Xenia Hotels & Resorts, Inc. (REIT) (c)	391,716

	Total United States	38,616,319

	TOTAL COMMON STOCKS (COST $65,886,350)	69,168,482

	PREFERRED STOCKS (d) — 0.0%

	Germany — 0.0%

278	Draegerwerk AG & Co KGaA	17,028

	South Korea — 0.0%

1,216	Samsung Electronics Co Ltd	42,160

66	Samsung Electronics Co Ltd GDR (Registered)	57,303

	Total South Korea	99,463

	TOTAL PREFERRED STOCKS (COST $113,575)	116,491

	DEBT OBLIGATIONS — 7.3%

	United States — 7.3%

	U.S. Government — 7.3%

2,168,020	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (e)	2,172,840

7,563,920	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (e)	7,757,525

6,439,048	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (e)	6,516,271

3,050,849	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (e)	3,123,456

9,804,560	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (e)	10,998,292

3,348,811	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (c) (e)	3,515,456

6,524,998	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (e)	6,922,770

12,984,756	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (e)	15,645,719

	Total U.S. Government	56,652,329

	Total United States	56,652,329

	TOTAL DEBT OBLIGATIONS (COST $54,785,023)	56,652,329

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 85.0%

	United States — 85.0%

	Affiliated Issuers — 85.0%

3,330,602	GMO Core Plus Bond Fund, Class IV	75,704,582

940,291	GMO Emerging Country Debt Fund, Class IV	26,130,686

5,564,870	GMO Emerging Markets Fund, Class VI	184,141,542

9,415,633	GMO International Equity Fund, Class IV	205,543,258

775,998	GMO Opportunistic Income Fund, Class VI	20,866,577

2,335,087	GMO Quality Fund, Class VI	60,058,447

2,088,757	GMO U.S. Equity Fund, Class VI	29,284,379

2,599,653	GMO U.S. Small Cap Value Fund, Class VI	55,164,632

45,831	GMO U.S. Treasury Fund	229,156

	TOTAL MUTUAL FUNDS (COST $606,172,886)	657,123,259

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

2,104,112	State Street Institutional Treasury Money Market Fund – Premier Class, 1.58% (f)	2,104,112

	TOTAL SHORT-TERM INVESTMENTS (COST $2,104,112)	2,104,112

	TOTAL INVESTMENTS — 101.6% (Cost $729,061,946)	785,164,673

	SECURITIES SOLD SHORT — (1.6)%

	Common Stocks — (1.6)%

	Austria — (0.0)%

(1,079)	IMMOFINANZ AG	(29,182)

(546)	Schoeller-Bleckmann Oilfield Equipment AG	(30,451)

	Total Austria	(59,633)

	Brazil — (0.0)%

(2,800)	Pagseguro Digital Ltd. – Class A *	(95,032)

	Canada — (0.0)%

(4,900)	AltaGas Ltd	(72,672)

	Denmark — (0.1)%

(80)	AP Moller – Maersk A/S – Class A	(103,871)

(193)	AP Moller – Maersk A/S – Class B	(269,744)

(2,021)	Chr Hansen Holding A/S	(153,480)

(521)	DFDS A/S	(21,988)

(1,240)	ISS A/S	(28,461)

(2,710)	Jyske Bank A/S (Registered) *	(89,914)

	Total Denmark	(667,458)

	Germany — (0.1)%

(54,862)	Deutsche Bank AG (Registered)	(394,017)

Shares	Description	Value ($)

	Japan — (0.0)%

(4,200)	Japan Lifeline Co Ltd	(58,503)

(4,100)	JGC Corp	(59,661)

(300)	JINS Holdings Inc	(18,264)

(8,600)	Mitsui OSK Lines Ltd	(225,669)

(15,300)	Orient Corp	(22,229)

	Total Japan	(384,326)

	Luxembourg — (0.0)%

(900)	Intelsat SA *	(5,472)

	Netherlands — (0.0)%

(13,576)	Altice Europe NV – Class B *	(80,566)

	Norway — (0.0)%

(1,667)	Borr Drilling Ltd. *	(10,826)

	Portugal — (0.0)%

(24,736)	CTT-Correios de Portugal SA	(83,841)

	Spain — (0.0)%

(25)	Bolsas y Mercados Espanoles SHMSF SA	(978)

(18)	Masmovil Ibercom SA *	(406)

	Total Spain	(1,384)

	Switzerland — (0.1)%

(13,127)	Credit Suisse Group AG (Registered)	(171,840)

(1,262)	Dufry AG (Registered)	(123,199)

(827)	Swiss Prime Site AG (Registered)	(87,305)

(129)	Vifor Pharma AG	(23,006)

	Total Switzerland	(405,350)

	United Kingdom — (0.0)%

(2,700)	Farfetch Ltd. – Class A *	(26,892)

(24,558)	G4S Plc	(66,383)

(43,481)	Melrose Industries Plc	(128,958)

(7,100)	Tronox Holdings Plc – Class A	(82,218)

	Total United Kingdom	(304,451)

	United States — (1.3)%

(19,800)	Aerie Pharmaceuticals, Inc. *	(376,002)

(900)	AnaptysBio, Inc. *	(12,141)

(400)	Applied Materials, Inc.	(23,160)

(300)	Citigroup, Inc.	(22,536)

(22,000)	Clovis Oncology, Inc. *	(328,460)

(100)	CME Group, Inc.	(20,273)

(25,468)	Coty, Inc. – Class A	(293,900)

(3,500)	Diamondback Energy, Inc.	(270,690)

(3,200)	Dollar Tree, Inc. *	(292,672)

(2,500)	Element Solutions, Inc. *	(29,225)

(4,800)	EQT Corp.	(41,904)

(1,500)	Esperion Therapeutics, Inc. *	(77,040)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(8,700)	Eventbrite, Inc. – Class A *	(187,137)

(9,000)	Heron Therapeutics, Inc. *	(230,040)

(3,000)	Immunomedics, Inc. *	(56,340)

(2,400)	Intercept Pharmaceuticals, Inc. *	(260,088)

(2,300)	Iovance Biotherapeutics, Inc. *	(52,509)

(17,000)	Knight-Swift Transportation Holdings, Inc.	(628,830)

(1,100)	Ligand Pharmaceuticals, Inc. *	(124,300)

(21,300)	LYFT, Inc. – Class A *	(1,043,274)

(3,800)	Macerich Co. (The) (REIT)	(102,334)

(1,500)	Madrigal Pharmaceuticals, Inc. *	(166,035)

(6,300)	Medicines Co. (The) *	(530,460)

(600)	Middleby Corp. (The) *	(69,456)

(7,200)	Moderna, Inc. *	(146,592)

(9,400)	National Oilwell Varco, Inc.	(211,970)

(15,500)	Nektar Therapeutics *	(314,495)

(26,700)	Oasis Petroleum, Inc. *	(62,478)

(600)	PolyOne Corp.	(18,918)

(400)	Sage Therapeutics, Inc. *	(61,908)

(1,100)	Sangamo Therapeutics, Inc. *	(11,880)

(1,500)	Seritage Growth Properties (REIT) *	(63,420)

Shares	Description	Value ($)

	United States — continued

(12,800)	Shake Shack, Inc. – Class A *	(793,344)

(400)	Sleep Number Corp. *	(19,308)

(1,100)	Spark Therapeutics, Inc. *	(122,254)

(2,800)	Tesla, Inc. *	(923,832)

(65,700)	Transocean Ltd *	(327,186)

(3,800)	United Rentals, Inc. *	(581,590)

(900)	Veritex Holdings, Inc.	(23,409)

(4,300)	World Wrestling Entertainment, Inc.– Class A	(266,686)

(4,000)	Zogenix, Inc. *	(191,120)

(7,200)	Zoom Video Communications, Inc.– Class A *	(536,400)

	Total United States	(9,915,596)

	TOTAL COMMON STOCKS (PROCEEDS $12,395,833)	(12,480,624)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $12,395,833)	(12,480,624)

	Other Assets and Liabilities (net) — 0.00%	303,085

	TOTAL NET ASSETS — 100.0%	$772,987,134

A summary of outstanding financial instruments at November 30, 2019 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.06%	MORD	USD	715,474	05/18/2020	Monthly	—	(32,508)	(32,508)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	759,338	05/18/2020	Monthly	—	25,871	25,871
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	967,810	05/18/2020	Monthly	—	15,297	15,297
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,023,861	05/18/2020	Monthly	—	(35,389)	(35,389)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	193,773	03/18/2021	Monthly	—	5,916	5,916

							$—	$(20,813)	$(20,813)

As of November 30, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2019 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2019.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

Organization

Each of Alpha Only Fund, Alternative Allocation Fund (commenced operations on May 1, 2019), Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund, (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund, and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd., GMO Special Opportunities SPC Ltd. and GMO Alternative Asset SPC Ltd., (each a “wholly-owned subsidiary”) respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (SEC) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund include the accounts of their respective wholly-owned subsidiaries and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include all of the assets and liabilities of each wholly-owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2019, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings;

certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2019:

Description	Level 1	Level 2	Level 3		Total
Alpha Only Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,473,888	$—		$1,473,888
Belgium	—	167,628	—		167,628
Brazil	—	1,674,909	—		1,674,909
Chile	33,845	83,220	—		117,065
China	10,760	7,213,070	—		7,223,830
Denmark	—	18,278	—		18,278
Finland	—	133,996	—		133,996
France	—	3,204,469	—		3,204,469
Germany	—	2,240,341	—		2,240,341
Greece	—	—	0	§	0	§
Hong Kong	—	312,175	—		312,175
Hungary	—	38,028	—		38,028
India	—	1,163,268	—		1,163,268
Indonesia	—	11,735	—		11,735
Ireland	—	70,576	—		70,576
Israel	—	191,247	—		191,247
Italy	71,316	2,333,081	—		2,404,397
Japan	—	9,152,769	—		9,152,769
Malaysia	—	32,233	0	§	32,233
Mexico	486,454	—	—		486,454
Netherlands	—	1,635,115	—		1,635,115
Norway	—	1,007,782	—		1,007,782
Poland	—	159,040	—		159,040
Portugal	—	642,505	—		642,505
Russia	—	1,154,500	—		1,154,500
Singapore	—	1,571,915	—		1,571,915
South Africa	—	1,562,651	—		1,562,651
South Korea	348,384	2,378,151	—		2,726,535
Spain	—	2,773,939	—		2,773,939
Sweden	—	595,578	—		595,578
Switzerland	—	601,627	—		601,627
Taiwan	—	2,715,257	—		2,715,257
Thailand	—	178,851	—		178,851
Turkey	—	627,851	—		627,851
United Arab Emirates	—	66,181	—		66,181
United Kingdom	1,546,912	5,978,208	—		7,525,120
United States	21,080,049	—	—		21,080,049

TOTAL COMMON STOCKS	23,577,720	53,164,062	0	§	76,741,782

Preferred Stocks
Brazil	—	151,938	—		151,938
Germany	—	341,949	—		341,949
South Korea	—	407,085	—		407,085

TOTAL PREFERRED STOCKS	—	900,972	—		900,972

Debt Obligations
United States	3,809,194	—	—		3,809,194

TOTAL DEBT OBLIGATIONS	3,809,194	—	—		3,809,194

Mutual Funds
United States	7,637	—	—		7,637

TOTAL MUTUAL FUNDS	7,637	—	—		7,637

Description	Level 1	Level 2	Level 3		Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$196,245	$—	$—		$196,245

Total Investments	27,590,796	54,065,034	0	§	81,655,830

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	155,074	—		155,074
Futures Contracts
Equity Risk	155,543	—	—		155,543

Total	$27,746,339	$54,220,108	$0	§	$81,966,447

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(50,126)	$—		$(50,126)
Futures Contracts
Equity Risk	(2,097,222)	—	—		(2,097,222)

Total	$(2,097,222)	$(50,126)	$—		$(2,147,348)

Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Canada	$5,571,543	$—	$—		$5,571,543
France	—	171,220	—		171,220
Italy	—	612,774	—		612,774
Netherlands	1,209,439	—	—		1,209,439
United States	59,756,073	—	2,525,575		62,281,648

TOTAL COMMON STOCKS	66,537,055	783,994	2,525,575		69,846,624

Rights/Warrants
United States	83,850	—	—		83,850

TOTAL RIGHTS/WARRANTS	83,850	—	—		83,850

Debt Obligations
United States	57,397,922	—	—		57,397,922

TOTAL DEBT OBLIGATIONS	57,397,922	—	—		57,397,922

Mutual Funds
United States	19,894,901	—	—		19,894,901

TOTAL MUTUAL FUNDS	19,894,901	—	—		19,894,901

Short-Term Investments	1,382,719	83,802,987	—		85,185,706
Purchased Options	268,575	—	—		268,575

Total Investments	145,565,022	84,586,981	2,525,575		232,677,578

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,534,572	—		2,534,572
Futures Contracts
Equity Risk	85,385	738,252	—		823,637
Interest Rate Risk	26,085	—	—		26,085
Swap Contracts
Interest Rate Risk	—	1,289,771	—		1,289,771

Total	$145,676,492	$89,149,576	$2,525,575		$237,351,643

Liability Valuation Inputs
Common Stocks
China	$(173,000)	$—	$—		$(173,000)
France	—	(580,175)	—		(580,175)
Ireland	—	(3,140,511)	—		(3,140,511)
United States	(25,615,860)	—	—		(25,615,860)

TOTAL COMMON STOCKS	(25,788,860)	(3,720,686)	—		(29,509,546)

Description	Level 1	Level 2	Level 3		Total
Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(981,543)	$—		$(981,543)
Futures Contracts
Equity Risk	(739,461)	(903,971)	—		(1,643,432)
Interest Rate Risk	(64,452)	—	—		(64,452)
Written Options
Equity Risk	(1,369,756)	—	—		(1,369,756)
Swap Contracts
Interest Rate Risk	—	(1,718,801)	—		(1,718,801)

Total	$(27,962,529)	$(7,325,001)	$—		$(35,287,530)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$9,743,625,907	$—	$—		$9,743,625,907
Short-Term Investments	7,202,533	—	—		7,202,533

Total Investments	9,750,828,440	—	—		9,750,828,440

Total	$9,750,828,440	$—	$—		$9,750,828,440

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Argentina	$531,243	$—	$—		$531,243
Australia	—	19,066,107	—		19,066,107
Austria	—	321,898	—		321,898
Belgium	—	3,689,014	—		3,689,014
Brazil	600,762	49,291,614	—		49,892,376
Canada	32,997,235	—	—		32,997,235
Chile	1,501,751	1,508,496	—		3,010,247
China	3,699,288	200,285,958	—		203,985,246
Colombia	24,852	—	—		24,852
Czech Republic	—	29,391	—		29,391
Denmark	—	406,767	—		406,767
Finland	—	2,346,653	—		2,346,653
France	6,841,599	53,242,971	—		60,084,570
Germany	—	28,417,868	—		28,417,868
Greece	—	36,635	0	§	36,635
Hong Kong	—	7,703,034	—		7,703,034
Hungary	—	1,061,334	—		1,061,334
India	2,179,484	28,225,614	—		30,405,098
Indonesia	—	444,088	—		444,088
Ireland	1,757,970	—	—		1,757,970
Israel	—	888,263	—		888,263
Italy	—	30,396,030	—		30,396,030
Japan	—	117,577,399	—		117,577,399
Luxembourg	17,248	—	—		17,248
Malaysia	—	2,449,067	—		2,449,067
Mexico	15,109,897	—	—		15,109,897
Netherlands	—	38,623,822	—		38,623,822
New Zealand	—	1,138,942	—		1,138,942
Norway	—	9,864,594	—		9,864,594
Pakistan	—	575,956	—		575,956
Philippines	—	846,923	—		846,923
Poland	—	12,092,590	—		12,092,590
Portugal	—	17,048,088	—		17,048,088
Qatar	—	941,168	—		941,168
Russia	253,696	61,315,985	—		61,569,681
Singapore	—	18,854,038	—		18,854,038
South Africa	—	32,383,033	—		32,383,033

Description	Level 1	Level 2	Level 3		Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
South Korea	$5,210,642	$58,804,500	$—		$64,015,142
Spain	—	42,842,095	—		42,842,095
Sweden	—	21,323,260	—		21,323,260
Switzerland	—	25,456,359	—		25,456,359
Taiwan	2,043,965	82,897,121	—		84,941,086
Thailand	—	3,387,058	—		3,387,058
Turkey	—	24,796,517	—		24,796,517
United Arab Emirates	—	2,364,150	—		2,364,150
United Kingdom	8,404,249	86,597,263	—		95,001,512
United States	166,634,704	—	—		166,634,704
Vietnam	—	103,545	—		103,545

TOTAL COMMON STOCKS	247,808,585	1,089,645,208	0	§	1,337,453,793

Preferred Stocks
Brazil	—	5,174,988	—		5,174,988
Colombia	79,088	—	—		79,088
Germany	—	1,194,675	—		1,194,675
Russia	—	5,299,198	—		5,299,198
South Korea	—	15,360,588	—		15,360,588
Sweden	—	85,774	—		85,774
Taiwan	—	—	31,096		31,096

TOTAL PREFERRED STOCKS	79,088	27,115,223	31,096		27,225,407

Investment Funds
United States	4,649,408	—	—		4,649,408

TOTAL INVESTMENT FUNDS	4,649,408	—	—		4,649,408

Debt Obligations
United States	—	371,309,164	—		371,309,164

TOTAL DEBT OBLIGATIONS	—	371,309,164	—		371,309,164

Mutual Funds
United States	783,354,854	—	—		783,354,854

TOTAL MUTUAL FUNDS	783,354,854	—	—		783,354,854

Short-Term Investments	2,284,657	248,026,105	—		250,310,762

Total Investments	1,038,176,592	1,736,095,700	31,096		2,774,303,388

Derivatives^
Swap Contracts
Equity Risk	—	193,998	—		193,998

Total	$1,038,176,592	$1,736,289,698	$31,096		$2,774,497,386

Liability Valuation Inputs
Common Stocks
Austria	$—	$(1,892,583)	$—		$(1,892,583)
Brazil	(3,027,552)	—	—		(3,027,552)
Canada	(1,793,199)	—	—		(1,793,199)
Denmark	—	(3,955,903)	—		(3,955,903)
Finland	—	(483,542)	—		(483,542)
France	—	(1,255,276)	—		(1,255,276)
Germany	(890,240)	(3,246,887)	—		(4,137,127)
Israel	(600,469)	—	—		(600,469)
Italy	—	(1,537,440)	—		(1,537,440)
Japan	—	(8,710,605)	—		(8,710,605)
Luxembourg	(38,304)	—	—		(38,304)
Netherlands	(1,250,088)	(58,009)	—		(1,308,097)
Norway	—	(54,113)	—		(54,113)
Singapore	—	(91,037)	—		(91,037)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Spain	$—	$(1,076,638)	$—	$(1,076,638)
Sweden	(1,168,910)	—	—	(1,168,910)
Switzerland	—	(877,226)	—	(877,226)
United Kingdom	(64,740)	(2,828,661)	—	(2,893,401)

TOTAL COMMON STOCKS	(8,833,502)	(26,067,920)	—	(34,901,422)

Derivatives^
Futures Contracts
Equity Risk	(6,963,242)	—	—	(6,963,242)
Swap Contracts
Equity Risk	—	(174,147)	—	(174,147)

Total	$(15,796,744)	$(26,242,067)	$—	$(42,038,811)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,712,703,115	$—	$—	$1,712,703,115
Debt Obligations
Asset-Backed Securities	—	39,602	—	39,602

TOTAL DEBT OBLIGATIONS	—	39,602	—	39,602

Short-Term Investments	267,950	—	—	267,950

Total Investments	1,712,971,065	39,602	—	1,713,010,667

Total	$1,712,971,065	$39,602	$—	$1,713,010,667

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$78,611,255	$—	$—	$78,611,255
Short-Term Investments	81,552	—	—	81,552

Total Investments	78,692,807	—	—	78,692,807

Total	$78,692,807	$—	$—	$78,692,807

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,681,588,542	$—	$—	$1,681,588,542
Short-Term Investments	588,376	—	—	588,376

Total Investments	1,682,176,918	—	—	1,682,176,918

Total	$1,682,176,918	$—	$—	$1,682,176,918

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,049,300	$—	$—	$4,049,300
Australia	—	65,462,466	—	65,462,466
Austria	—	1,935,256	—	1,935,256
Belgium	—	9,123,680	—	9,123,680
Brazil	3,349,014	142,318,199	—	145,667,213
Canada	140,035,537	—	—	140,035,537
Chile	4,540,065	3,056,674	—	7,596,739
China	32,448,748	869,632,009	—	902,080,757
Colombia	226,771	—	—	226,771
Denmark	—	1,554,088	—	1,554,088
Finland	—	9,721,640	—	9,721,640
France	12,570,364	171,398,661	—	183,969,025
Germany	—	84,651,104	—	84,651,104
Hong Kong	—	19,648,652	—	19,648,652
Hungary	—	3,267,063	—	3,267,063
India	4,882,264	100,390,993	—	105,273,257

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Indonesia	$—	$3,071,382	$—	$3,071,382
Ireland	5,392,640	45,760	—	5,438,400
Israel	—	2,042,875	—	2,042,875
Italy	—	101,208,724	—	101,208,724
Japan	—	391,972,293	—	391,972,293
Malaysia	—	5,535,522	—	5,535,522
Mexico	50,040,093	—	—	50,040,093
Netherlands	9,784,872	117,389,232	—	127,174,104
New Zealand	—	2,053,553	—	2,053,553
Norway	—	33,504,121	—	33,504,121
Pakistan	—	7,701,595	—	7,701,595
Philippines	—	6,472,812	—	6,472,812
Poland	—	84,936,084	—	84,936,084
Portugal	—	50,868,140	—	50,868,140
Qatar	—	13,838,547	—	13,838,547
Russia	2,441,665	333,990,851	—	336,432,516
Singapore	—	56,321,388	—	56,321,388
South Africa	—	139,858,822	—	139,858,822
South Korea	16,815,052	192,038,950	—	208,854,002
Spain	—	138,441,008	—	138,441,008
Sweden	—	62,158,024	—	62,158,024
Switzerland	—	74,468,795	—	74,468,795
Taiwan	25,618,579	388,475,259	—	414,093,838
Thailand	—	14,587,545	—	14,587,545
Turkey	—	119,085,490	—	119,085,490
United Arab Emirates	—	10,174,703	—	10,174,703
United Kingdom	33,792,049	287,305,570	—	321,097,619
United States	963,901,368	—	44,912,587	1,008,813,955
Vietnam	—	1,122,755	—	1,122,755

TOTAL COMMON STOCKS	1,309,888,381	4,120,830,285	44,912,587	5,475,631,253

Preferred Stocks
Brazil	—	12,630,190	—	12,630,190
Colombia	596,005	—	—	596,005
Germany	—	5,548,758	—	5,548,758
Russia	—	25,363,123	—	25,363,123
South Korea	—	48,866,401	—	48,866,401
Sweden	—	556,196	—	556,196
Taiwan	—	—	432,755	432,755

TOTAL PREFERRED STOCKS	596,005	92,964,668	432,755	93,993,428

Rights/Warrants
United States	703,050	—	130,841	833,891

TOTAL RIGHTS/WARRANTS	703,050	—	130,841	833,891

Investment Funds
United States	41,171,075	—	—	41,171,075

TOTAL INVESTMENT FUNDS	41,171,075	—	—	41,171,075

Debt Obligations
Brazil	—	3,857,438	—	3,857,438
Israel	—	1,002,400	—	1,002,400
Italy	—	5,338,240	—	5,338,240
Jamaica	—	3,483,465	—	3,483,465
Luxembourg	—	1,271,520	11,291,579	12,563,099
Netherlands	—	—	2,630,470	2,630,470
Puerto Rico	—	16,294,492	—	16,294,492
Saint Lucia	—	4,117,547	—	4,117,547
United States	392,076,061	993,921,256	76,967,911	1,462,965,228

TOTAL DEBT OBLIGATIONS	392,076,061	1,029,286,358	90,889,960	1,512,252,379

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$26,601,510	$—	$—	$26,601,510

TOTAL MUTUAL FUNDS	26,601,510	—	—	26,601,510

Short-Term Investments	59,992,029	740,618,043	—	800,610,072
Purchased Options	2,451,871	—	—	2,451,871

Total Investments	1,833,479,982	5,983,699,354	136,366,143	7,953,545,479

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	12,228,036	—	12,228,036
Swap Contracts
Credit Risk	—	32,562	—	32,562
Equity Risk	—	573,235	—	573,235
Interest Rate Risk	—	8,564,624	—	8,564,624

Total	$1,833,479,982	$6,005,097,811	$136,366,143	$7,974,943,936

Liability Valuation Inputs
Common Stocks
Austria	$—	$(4,934,313)	$—	$(4,934,313)
Brazil	(7,806,200)	—	—	(7,806,200)
Canada	(7,493,378)	—	—	(7,493,378)
China	(1,727,000)	—	—	(1,727,000)
Denmark	—	(11,186,453)	—	(11,186,453)
Finland	—	(1,801,340)	—	(1,801,340)
France	—	(10,160,584)	—	(10,160,584)
Germany	(1,848,960)	(9,153,539)	—	(11,002,499)
Ireland	—	(25,088,913)	—	(25,088,913)
Israel	(851,354)	—	—	(851,354)
Italy	—	(5,424,568)	—	(5,424,568)
Japan	—	(18,583,802)	—	(18,583,802)
Luxembourg	(156,256)	—	—	(156,256)
Netherlands	(3,282,544)	—	—	(3,282,544)
Norway	—	(70,490)	—	(70,490)
Singapore	—	(163,340)	—	(163,340)
Spain	—	(1,392,927)	—	(1,392,927)
Sweden	(3,848,850)	—	—	(3,848,850)
Switzerland	—	(1,046,921)	—	(1,046,921)
United Kingdom	(524,892)	(10,708,963)	—	(11,233,855)
United States	(194,211,983)	—	—	(194,211,983)

TOTAL COMMON STOCKS	(221,751,417)	(99,716,153)	—	(321,467,570)

Debt Obligations
United States	—	(38,026,363)	—	(38,026,363)

TOTAL DEBT OBLIGATIONS	—	(38,026,363)	—	(38,026,363)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(5,228,039)	—	(5,228,039)
Futures Contracts
Equity Risk	(21,712,685)	—	—	(21,712,685)
Written Options
Equity Risk	(9,716,705)	—	—	(9,716,705)
Swap Contracts
Credit Risk	—	(133,825)	—	(133,825)
Equity Risk	—	(981,302)	—	(981,302)
Interest Rate Risk	—	(11,420,785)	—	(11,420,785)

Total	$(253,180,807)	$(155,506,467)	$—	$(408,687,274)

Description	Level 1	Level 2	Level 3	Total
International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$412,485,430	$—	$—	$412,485,430
Short-Term Investments	161,056	—	—	161,056

Total Investments	412,646,486	—	—	412,646,486

Total	$412,646,486	$—	$—	$412,646,486

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$911,522,601	$—	$—	$911,522,601
Short-Term Investments	426,940	—	—	426,940

Total Investments	911,949,541	—	—	911,949,541

Total	$911,949,541	$—	$—	$911,949,541

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$550,248,695	$—	$—	$550,248,695
U.S. Government Agency	146,897,242	—	—	146,897,242

TOTAL DEBT OBLIGATIONS	697,145,937	—	—	697,145,937

Short-Term Investments	3,904,881	227,619,485	—	231,524,366

Total Investments	701,050,818	227,619,485	—	928,670,303

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	11,899,145	—	11,899,145
Futures Contracts
Equity Risk	1,353,814	10,028,642	—	11,382,456
Interest Rate Risk	316,462	—	—	316,462
Physical Commodity Contract Risk	2,574,248	—	—	2,574,248

Total	$705,295,342	$249,547,272	$—	$954,842,614

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,051,441)	$—	$(3,051,441)
Futures Contracts
Equity Risk	(9,992,969)	(12,659,683)	—	(22,652,652)
Interest Rate Risk	(763,321)	—	—	(763,321)
Physical Commodity Contract Risk	(137,834)	—	—	(137,834)

Total	$(10,894,124)	$(15,711,124)	$—	$(26,605,248)

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Netherlands	$11,990,640	$—	$—	$11,990,640
Sweden	4,561,600	—	—	4,561,600
United Kingdom	—	17,207,222	—	17,207,222
United States	275,344,298	—	—	275,344,298

TOTAL COMMON STOCKS	291,896,538	17,207,222	—	309,103,760

Debt Obligations
United States	20,974,570	—	—	20,974,570

TOTAL DEBT OBLIGATIONS	20,974,570	—	—	20,974,570

Short-Term Investments	11,921,127	36,443	—	11,957,570

Total Investments	324,792,235	17,243,665	—	342,035,900

Total	$324,792,235	$17,243,665	$—	$342,035,900

Description	Level 1	Level 2	Level 3		Total
Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$285,187	$—		$285,187
Belgium	—	40,115	—		40,115
Brazil	—	1,371,053	—		1,371,053
Canada	49,262	—	—		49,262
China	—	3,390,857	—		3,390,857
France	417,481	1,543,619	—		1,961,100
Germany	—	407,469	—		407,469
Hong Kong	—	44,214	—		44,214
India	73,296	98,859	—		172,155
Ireland	19,150	—	—		19,150
Italy	—	1,534,499	—		1,534,499
Japan	—	4,075,881	—		4,075,881
Malta	—	—	0	§	0 §
Mexico	19,791	—	—		19,791
Netherlands	—	2,366,581	—		2,366,581
Norway	—	362,486	—		362,486
Philippines	—	13,360	—		13,360
Poland	—	49,124	—		49,124
Portugal	—	1,214,073	—		1,214,073
Russia	—	244,159	—		244,159
Singapore	—	134,478	—		134,478
South Africa	—	581,602	—		581,602
South Korea	701,352	1,961,770	—		2,663,122
Spain	—	2,727,119	—		2,727,119
Sweden	—	993,399	—		993,399
Switzerland	—	257,346	—		257,346
Taiwan	—	1,356,887	—		1,356,887
Turkey	—	200,542	—		200,542
United Kingdom	510,969	3,506,183	—		4,017,152
United States	38,616,319	—	—		38,616,319

TOTAL COMMON STOCKS	40,407,620	28,760,862	0	§	69,168,482

Preferred Stocks
Germany	—	17,028	—		17,028
South Korea	—	99,463	—		99,463

TOTAL PREFERRED STOCKS	—	116,491	—		116,491

Debt Obligations
United States	—	56,652,329	—		56,652,329

TOTAL DEBT OBLIGATIONS	—	56,652,329	—		56,652,329

Mutual Funds
United States	657,123,259	—	—		657,123,259

TOTAL MUTUAL FUNDS	657,123,259	—	—		657,123,259

Short-Term Investments	2,104,112	—	—		2,104,112

Total Investments	699,634,991	85,529,682	0	§	785,164,673

Derivatives^
Swap Contracts
Equity Risk	—	47,084	—		47,084

Total	$699,634,991	$85,576,766	$0	§	$785,211,757

Liability Valuation Inputs
Common Stocks
Austria	$—	$(59,633)	$—		$(59,633)
Brazil	(95,032)	—	—		(95,032)
Canada	(72,672)	—	—		(72,672)
Denmark	—	(667,458)	—		(667,458)
Germany	—	(394,017)	—		(394,017)
Japan	—	(384,326)	—		(384,326)
Luxembourg	(5,472)	—	—		(5,472)

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Netherlands	$—	$(80,566)	$—	$(80,566)
Norway	—	(10,826)	—	(10,826)
Portugal	—	(83,841)	—	(83,841)
Spain	—	(1,384)	—	(1,384)
Switzerland	—	(405,350)	—	(405,350)
United Kingdom	(109,110)	(195,341)	—	(304,451)
United States	(9,915,596)	—	—	(9,915,596)

TOTAL COMMON STOCKS	(10,197,882)	(2,282,742)	—	(12,480,624)

Derivatives^
Swap Contracts
Equity Risk	—	(67,897)	—	(67,897)

Total	$(10,197,882)	$(2,350,639)	$—	$(12,548,521)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2019.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor), there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at November 30, 2019.

For Funds with total Level 3 assets and/or liabilities that exceed 0.05% of current period net assets, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2019	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of November 30, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2019
Consolidated Alternative Allocation Fund
Common Stocks
United States	$—	$2,281,370	$—	$—	$—	$244,205	$—		$—	$2,525,575	$244,205

Total Investments	$—	$2,281,370	$—	$—	$—	$244,205	$—		$—	$2,525,575	$244,205

Consolidated Implementation Fund
Common Stocks
Sweden	$133,660	$—	$(133,041)	$—	$22,222	$(22,841)	$—		$—	$—	$—
United States	18,574,603	29,806,717	(463,276)	—	(9)	(3,005,448)	—		—	44,912,587	(3,005,448)
Preferred Stocks
South Korea	9,731	—	(9,910)	—	3,003	(2,824)	—		—	—	—
Taiwan	—	—	—	—	—	—	432,755	‡	—	432,755	—
Rights/Warrants
United States	130,841	—	—	—	—	—	—		—	130,841	—

	Balances as of February 28, 2019	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of November 30, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2019
Consolidated Implementation Fund (continued)
Debt Obligations
Bank Loans
Luxembourg	$6,881,968	$6,326,631	$(1,097,408)	$156,863	$(7,411)	$(969,064)	$—	$—	$11,291,579	$(969,064)
Netherlands	—	2,597,552	—	1,796	—	31,122	—	—	2,630,470	31,122
Saint Lucia	4,785,000	—	(4,720,217)	24,314	(478,524)	389,427	—	—	—	—
Spain	1,830,655	39,485	(1,834,244)	(28,711)	—	(7,185)			—	—
United States	84,701,174	55,949,054	(54,758,541)	600,675	(2,228,077)	(7,296,374)	—	—	76,967,911	(7,101,915)
Corporate Debt
Spain	780,468	16,670	(828,614)	(512)	46,599	(14,611)	—	—	—	—

Total Investments	$117,828,100	$94,736,109	$(63,845,251)#	$754,425	$(2,642,197)	$(10,897,798)	$432,755	$—	$136,366,143	$(11,045,305)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $8,675,732 of proceeds received from partial calls and/or principal paydowns as applicable.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period end November 30, 2019 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Alpha Only Fund
GMO U.S. Treasury Fund	$19,030,041	$21,930,489	$40,952,893	$31,002	$—	$—	$—	$7,637

Consolidated Alternative Allocation Fund
GMO Alpha Only Fund, Class IV	$—	$20,949,918	$—	$111,709	$411,484	$—	$(1,055,017)	$19,894,901
GMO U.S. Treasury Fund	—	6,500,000	6,500,000	—	—	—	—	—

Totals	$—	$27,449,918	$6,500,000	$111,709	$411,484	$—	$(1,055,017)	$19,894,901

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$455,898,632	$6,964,510	$152,679,982	$6,177,684	$—	$(3,475,950)	$18,704,969	$325,412,179
GMO High Yield Fund, Class VI	149,579,077	3,078,916	—	3,078,916	—	—	6,355,230	159,013,223
GMO Implementation Fund	8,726,210,310	512,476,597	1,654,291,811	30,972,253	—	3,915,416	224,438,221	7,812,748,733
GMO Opportunistic Income Fund, Class VI	551,229,863	21,481,094	95,034,394	5,461,165	—	7,021,613	6,528,374	491,226,550
GMO Risk Premium Fund, Class VI	286,420,244	11,888,844	302,508,214	4,931,216	6,362,924	676,119	3,523,007	—
GMO SGM Major Markets Fund, Class VI	840,481,004	5,823,289	116,104,309	5,823,290	—	(6,723,543)	(11,330,221)	712,146,220
GMO Special Opportunities Fund, Class VI	294,753,740	2,705,796	71,077,852	—	354,962	(4,886,035)	21,583,353	243,079,002

Totals	$11,304,572,870	$564,419,046	$2,391,696,562	$56,444,524	$6,717,886	$(3,472,380)	$269,802,933	$9,743,625,907

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$152,403,763	$1,925,370	$62,202,600	$1,925,370		$—	$(1,209,377)	$5,923,001	$96,840,157
GMO Emerging Markets Fund, Class VI	382,252,830	2,065,947	88,500,000	2,065,947		—	8,583,391	2,953,074	307,355,242
GMO Opportunistic Income Fund, Class VI	187,691,229	1,902,302	22,892,000	1,902,303		—	2,345,861	2,380,135	171,427,527
GMO Risk Premium Fund, Class VI	111,153,978	3,934,925	116,736,481	1,721,244		2,213,680	250,372	1,397,206	—
GMO SGM Major Markets Fund, Class VI	134,030,636	945,565	12,425,000	945,565		—	633,028	(3,756,557)	119,427,672
GMO Special Opportunities Fund, Class VI	109,380,816	127,368	26,560,000	—		127,367	602,182	4,206,971	87,757,337
GMO U.S. Treasury Fund	—	49,084,655	48,526,806	—	**	—	(9,842)	(1,088)	546,919

Totals	$1,076,913,252	$59,986,132	$377,842,887	$8,560,429		$2,341,047	$11,195,615	$13,102,742	$783,354,854

Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$55,140,779	$584,521	$35,705,430	$124,803		$459,718	$(7,260,256)	$4,072,414	$16,832,028
GMO Alternative Allocation Fund, Class VI	—	161,156,171	11,413,619	—		—	26,449	2,246,535	152,015,536
GMO Asset Allocation Bond Fund, Class VI	227,286,993	3,840,413	74,265,945	3,840,414		—	(9,487,946)	17,063,545	164,437,060
GMO Core Plus Bond Fund, Class IV	282,224,826	690,497	54,992,724	—		—	1,130,296	21,298,494	250,351,389
GMO Emerging Country Debt Fund, Class IV	65,866,747	914,823	10,052,111	914,824		—	(242,306)	2,561,562	59,048,715
GMO Emerging Markets Fund, Class VI	358,618,059	24,415,693	52,602,689	2,092,501		—	5,458,638	6,808,668	342,698,369
GMO International Equity Fund, Class IV	410,667,438	6,125,081	58,387,895	693,221		—	(10,788,931)	39,540,545	387,156,238
GMO Opportunistic Income Fund, Class VI	36,987,265	369,411	4,050,415	369,411		—	272,537	649,326	34,228,124
GMO Quality Fund, Class VI	140,373,291	1,387,252	119,515,750	284,425		1,102,827	11,185,082	3,006,303	36,436,178
GMO Risk Premium Fund, Class VI	48,646,796	796,839	32,927,546	346,014		450,825	(131,610)	1,275,472	17,659,951
GMO SGM Major Markets Fund, Class VI	57,183,044	—	58,772,599	—		—	3,049,584	(1,460,029)	—
GMO U.S. Equity Fund, Class VI	143,172,153	4,148,625	20,449,907	676,497		3,472,128	(1,524,177)	12,253,480	137,600,174
GMO U.S. Small Cap Value Fund, Class VI	—	108,320,000	8,004,486	—		—	45,805	6,065,144	106,426,463
GMO U.S. Treasury Fund	83,433,020	23,594,988	99,215,095	400,022		—	(1,728)	1,705	7,812,890

Totals	$1,909,600,411	$336,344,314	$640,356,211	$9,742,132		$5,485,498	$(8,268,563)	$115,383,164	$1,712,703,115

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$45,675,429		$247,388	$38,066,064	$247,388		$—	$4,771,732	$(5,105,371)	$7,523,114
GMO International Equity Fund, Class IV	212,821,229		4,073,537	179,147,037	357,766		—	(14,117,021)	14,475,674	38,106,382
GMO Quality Fund, Class VI	91,967,553		2,348,837	88,818,914	224,160		869,154	7,838,610	(796,772)	12,539,314
GMO U.S. Equity Fund, Class VI	97,294,103		3,701,539	90,413,562	415,952		2,134,874	(7,481,294)	9,452,896	12,553,682
GMO U.S. Small Cap Value Fund, Class VI	—		44,128,493	35,815,523	—		—	(905,143)	480,936	7,888,763

Totals	$447,758,314		$54,499,794	$432,261,100	$1,245,266		$3,004,028	$(9,893,116)	$18,507,363	$78,611,255

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$432,155,290		$16,735,343	$13,899,970	$2,519,362		$—	$956,772	$13,562,947	$449,510,382
GMO International Equity Fund, Class IV	677,968,641		25,678,567	50,398,342	1,193,645		—	(13,854,373)	63,482,797	702,877,290
GMO Quality Fund, Class VI	237,080,031		8,057,817	45,123,165	605,024		2,345,911	4,968,078	28,247,673	233,230,434
GMO U.S. Equity Fund, Class VI	290,040,276		8,158,386	185,681,815	1,104,938		5,671,106	(15,406,477)	29,778,028	126,888,398
GMO U.S. Small Cap Value Fund, Class VI	—		165,918,662	6,625,481	—		—	199,728	9,589,129	169,082,038

Totals	$1,637,244,238		$224,548,775	$301,728,773	$5,422,969		$8,017,017	$(23,136,272)	$144,660,574	$1,681,588,542

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$—		$134,372,746	$107,719,897	$—	**	$—	$1,864	$(53,203)	$26,601,510
The Oneida Group	—	#	419,319	—	—		—	—	(2,803,228)	2,870,859

Totals	$—		$134,792,065	$107,719,897	$—		$—	$1,864	$(2,856,431)	$29,472,369

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$57,057,016		$5,849,891	$24,243,751	$319,230		$—	$3,050,469	$(904,416)	$40,809,209
GMO International Equity Fund, Class IV	515,607,672		27,126,991	203,420,119	884,598		—	(38,139,005)	70,500,682	371,676,221

Totals	$572,664,688		$32,976,882	$227,663,870	$1,203,828		$—	$(35,088,536)	$69,596,266	$412,485,430

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$322,997,438		$4,310,248	$20,001,700	$1,815,054		$—	$1,732,111	$9,089,167	$318,127,264
GMO International Equity Fund, Class IV	606,692,593		1,036,798	57,564,181	1,036,797		—	(10,310,662)	53,540,789	593,395,337

Totals	$929,690,031		$5,347,046	$77,565,881	$2,851,851		$—	$(8,578,551)	$62,629,956	$911,522,601

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Special Opportunities Fund
Eventbrite, Inc. – Class A	$—	#	$—	$3,203,173	$—	$—	$(1,399,363)	$—	$—	##
Jagercor Energy Corp	45,594		—	0	—	—	(317,181)	271,587	—

Totals	$45,594		$—	$3,203,173	$—	$—	$(1,716,544)	$271,587	$—

Strategic Opportunities Allocation Fund
GMO Core Plus Bond Fund, Class IV	$90,334,045		$—	$22,294,114	$—	$—	$1,073,533	$6,591,118	$75,704,582
GMO Emerging Country Debt Fund, Class IV	31,398,277		458,787	6,869,201	458,787	—	(66,311)	1,209,134	26,130,686
GMO Emerging Markets Fund, Class VI	206,302,480		12,556,453	40,136,420	1,266,453	—	6,948,564	(1,529,535)	184,141,542
GMO International Equity Fund, Class IV	228,072,858		409,160	37,857,000	409,160	—	(3,799,338)	18,717,578	205,543,258
GMO Opportunistic Income Fund, Class VI	23,830,200		251,031	3,825,000	251,031	—	299,608	310,738	20,866,577
GMO Quality Fund, Class VI	80,218,024		884,713	30,201,565	181,391	703,323	2,724,858	6,432,417	60,058,447
GMO U.S. Equity Fund, Class VI	48,300,438		1,042,407	22,289,151	169,981	872,427	(2,766,005)	4,996,690	29,284,379
GMO U.S. Small Cap Value Fund, Class VI	—		62,548,113	10,592,000	—	—	36,942	3,171,577	55,164,632
GMO U.S. Treasury Fund	24,214,549		20,088,607	44,074,000	164,600	—	—	—	229,156

Totals	$732,670,871		$98,239,271	$218,138,451	$2,901,403	$1,575,750	$4,451,851	$39,899,717	$657,123,259

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2019 through November 30, 2019. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2020.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $10,424 and $49,142 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

#	Security was not an affiliate at the beginning of the period.
##	Security is no longer an affiliate at period end.

Subsequent events

The Board of Trustees of GMO Trust approved the termination of GMO Alpha Only Fund (the “Fund”) and GMO anticipates the liquidation of the Fund to occur before the end of February 2020.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.